Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (4.8%):
Activision Blizzard, Inc.	1,574	$121,812
Alphabet, Inc., Class A (a)	52	139,023
Altice USA, Inc., Class A (a)	4,487	92,971
Cable One, Inc.	65	117,854
Charter Communications, Inc., Class A (a)	188	136,781
Comcast Corp., Class A	2,757	154,199
Discovery, Inc., Class A (a)(b)	2,182	55,379
DISH Network Corp., Class A (a)	2,160	93,874
Electronic Arts, Inc.	1,113	158,324
Facebook, Inc., Class A (a)	336	114,035
Fox Corp., Class A	2,528	101,398
IAC/InterActiveCorp. (a)	624	81,301
Liberty Broadband Corp., Class C (a)	782	135,051
Match Group, Inc. (a)	617	96,863
Netflix, Inc. (a)	189	115,354
News Corp., Class A	5,690	133,886
Omnicom Group, Inc.	1,911	138,471
Pinterest, Inc., Class A (a)	1,151	58,644
Sirius XM Holdings, Inc. (b)	19,619	119,676
Take-Two Interactive Software, Inc. (a)	758	116,785
The Interpublic Group of Cos., Inc.	3,239	118,774
The Walt Disney Co. (a)	814	137,704
T-Mobile U.S., Inc. (a)	1,143	146,030
Twitter, Inc. (a)	1,265	76,393
Verizon Communications, Inc.	4,617	249,364
ViacomCBS, Inc., Class B	1,316	51,995
Warner Music Group Corp., Class A	2,744	117,279
Zillow Group, Inc., Class C (a)	649	57,203
ZoomInfo Technologies, Inc., Class A (a)	1,049	64,188
		3,300,611
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	687	143,507
Amazon.com, Inc. (a)	43	141,257
Aptiv PLC (a)	703	104,726
AutoZone, Inc. (a)	107	181,685
Bath & Body Works, Inc.	1,171	73,808
Best Buy Co., Inc. (b)	977	103,279
Booking Holdings, Inc. (a)	49	116,320
Burlington Stores, Inc. (a)	340	96,414
CarMax, Inc. (a)	825	105,567
Chewy, Inc., Class A (a)(b)	748	50,946
Chipotle Mexican Grill, Inc. (a)	67	121,774
D.R. Horton, Inc.	1,114	93,543
Darden Restaurants, Inc.	772	116,935
Deckers Outdoor Corp. (a)	250	90,050
Dick's Sporting Goods, Inc.	598	71,622
Dollar General Corp.	761	161,439
Dollar Tree, Inc. (a)	1,444	138,220
Domino's Pizza, Inc.	261	124,487
eBay, Inc.	1,391	96,911
Etsy, Inc. (a)	281	58,437
Five Below, Inc. (a)	484	85,576
Floor & Decor Holdings, Inc., Class A (a)	746	90,109
Ford Motor Co. (a)	6,828	96,684
Garmin Ltd.	1,092	169,762
General Motors Co. (a)	1,900	100,149
Genuine Parts Co.	1,287	156,023
Hasbro, Inc.	1,458	130,083
Lennar Corp., Class A	858	80,377
Levi Strauss & Co., Class A	3,714	91,030
LKQ Corp. (a)	2,652	133,449
Lowe's Cos., Inc.	690	139,973
Marriott International, Inc., Class A (a)	884	130,912
McDonald's Corp.	976	235,323

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	553	$98,102
Newell Brands, Inc.	4,914	108,796
NIKE, Inc., Class B	757	109,939
NVR, Inc. (a)	27	129,440
O'Reilly Automotive, Inc. (a)	307	187,595
Penn National Gaming, Inc. (a)(b)	722	52,316
Pool Corp.	286	124,241
PulteGroup, Inc.	1,939	89,039
RH (a)	120	80,029
Roku, Inc. (a)	179	56,090
Ross Stores, Inc.	1,005	109,394
Service Corp. International	2,440	147,034
Starbucks Corp.	1,448	159,729
Tapestry, Inc.	2,318	85,812
Target Corp. (c)	634	145,040
Tesla, Inc. (a)	89	69,018
The Home Depot, Inc.	569	186,780
The TJX Cos., Inc.	1,986	131,036
Tractor Supply Co.	708	143,448
Ulta Beauty, Inc. (a)	313	112,968
Vail Resorts, Inc. (a)(b)	423	141,303
VF Corp.	1,582	105,978
Wayfair, Inc., Class A (a)(b)	218	55,701
Whirlpool Corp.	560	114,162
Williams-Sonoma, Inc.	423	75,011
Yum! Brands, Inc.	1,444	176,616
		6,824,994
Consumer Staples (8.9%):
Albertsons Cos., Inc., Class A	2,782	86,604
Altria Group, Inc.	3,371	153,448
Archer-Daniels-Midland Co.	2,940	176,429
Brown-Forman Corp., Class B	2,667	178,716
Bunge Ltd.	1,690	137,431
Campbell Soup Co.	3,778	157,958
Church & Dwight Co., Inc.	2,638	217,820
Colgate-Palmolive Co.	3,167	239,362
Conagra Brands, Inc. (b)	5,284	178,969
Constellation Brands, Inc., Class A	823	173,398
Costco Wholesale Corp.	487	218,833
Darling Ingredients, Inc. (a)	1,096	78,802
General Mills, Inc.	3,328	199,081
Hormel Foods Corp.	3,913	160,433
Kellogg Co. (b)	2,955	188,884
Keurig Dr Pepper, Inc.	6,235	212,988
Kimberly-Clark Corp.	1,613	213,626
McCormick & Co., Inc.	2,645	214,324
Mondelez International, Inc., Class A	3,822	222,364
Monster Beverage Corp. (a)	1,787	158,739
PepsiCo, Inc.	1,589	239,001
Philip Morris International, Inc.	2,126	201,524
Sysco Corp.	1,751	137,453
The Clorox Co.	877	145,240
The Coca-Cola Co.	4,311	226,198
The Estee Lauder Cos., Inc.	409	122,671
The Hershey Co.	1,470	248,797
The J.M. Smucker Co. (b)	1,363	163,601
The Kraft Heinz Co.	4,627	170,366
The Kroger Co.	2,802	113,285
The Procter & Gamble Co.	1,741	243,392
Tyson Foods, Inc., Class A	2,050	161,827
Walgreens Boots Alliance, Inc.	2,590	121,860
Walmart, Inc.	1,475	205,585
		6,069,009
Energy (1.9%):
Chevron Corp.	1,425	144,566
ConocoPhillips	1,763	119,479
Continental Resources, Inc. (b)	1,514	69,871

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Devon Energy Corp.	2,321	$82,419
EOG Resources, Inc.	1,141	91,588
Halliburton Co.	3,944	85,269
Kinder Morgan, Inc.	8,559	143,192
ONEOK, Inc.	2,140	124,099
Pioneer Natural Resources Co.	608	101,238
Schlumberger NV	3,086	91,469
Texas Pacific Land Corp.	53	64,096
The Williams Cos., Inc.	6,151	159,557
		1,276,843
Financials (15.7%):
Aflac, Inc.	3,173	165,408
Ally Financial, Inc.	2,217	113,178
American Express Co.	849	142,233
American Financial Group, Inc.	727	91,478
American International Group, Inc.	2,196	120,538
Ameriprise Financial, Inc.	514	135,758
Aon PLC, Class A (b)	540	154,316
Apollo Global Management, Inc. (b)	2,180	134,266
Arch Capital Group Ltd. (a)	3,916	149,513
Ares Management Corp., Class A	1,762	130,088
Arthur J. Gallagher & Co.	1,338	198,894
Bank of America Corp.	3,381	143,523
Berkshire Hathaway, Inc., Class B (a)	798	217,806
BlackRock, Inc.	169	141,734
Blackstone, Inc.	1,240	144,262
Brown & Brown, Inc.	3,226	178,882
Capital One Financial Corp.	712	115,323
Cboe Global Markets, Inc.	1,013	125,470
Chubb Ltd.	808	140,172
Cincinnati Financial Corp.	1,138	129,982
Citigroup, Inc.	1,826	128,149
Citizens Financial Group, Inc.	2,458	115,477
CME Group, Inc.	793	153,350
CNA Financial Corp.	3,617	151,769
Discover Financial Services	860	105,651
East West Bancorp, Inc.	1,431	110,960
Everest Re Group Ltd.	575	144,198
FactSet Research Systems, Inc.	425	167,781
Fidelity National Financial, Inc.	2,878	130,489
Fifth Third Bancorp	2,912	123,585
First Republic Bank	682	131,544
Franklin Resources, Inc.	3,219	95,669
Huntington Bancshares, Inc.	7,156	110,632
Interactive Brokers Group, Inc.	1,944	121,189
Intercontinental Exchange, Inc.	1,801	206,791
Invesco Ltd.	3,887	93,716
JPMorgan Chase & Co.	1,031	168,764
KeyCorp	5,431	117,418
KKR & Co., Inc.	2,389	145,442
Lincoln National Corp.	1,423	97,831
Loews Corp.	2,931	158,069
LPL Financial Holdings, Inc.	804	126,035
M&T Bank Corp.	822	122,757
Markel Corp. (a)	126	150,586
MarketAxess Holdings, Inc.	238	100,124
Marsh & McLennan Cos., Inc.	1,389	210,336
MetLife, Inc.	2,225	137,349
Moody's Corp.	512	181,816
Morgan Stanley	1,303	126,795
Morningstar, Inc.	541	140,135
MSCI, Inc.	237	144,177
Nasdaq, Inc.	1,002	193,406
Northern Trust Corp.	1,202	129,588
Principal Financial Group, Inc.	1,927	124,099
Prudential Financial, Inc.	1,333	140,232
Raymond James Financial, Inc.	1,595	147,187

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	5,415	$115,394
S&P Global, Inc.	407	172,930
Signature Bank	349	95,026
State Street Corp.	1,260	106,747
SVB Financial Group (a)	169	109,323
Synchrony Financial	2,126	103,919
T. Rowe Price Group, Inc.	698	137,297
The Allstate Corp.	1,370	174,415
The Bank of New York Mellon Corp.	2,524	130,844
The Carlyle Group, Inc.	2,899	137,065
The Charles Schwab Corp.	1,634	119,021
The Goldman Sachs Group, Inc.	339	128,152
The Hartford Financial Services Group, Inc.	1,640	115,210
The PNC Financial Services Group, Inc.	709	138,709
The Progressive Corp.	1,796	162,340
The Travelers Cos., Inc.	1,052	159,915
Tradeweb Markets, Inc., Class A	1,772	143,142
Truist Financial Corp.	2,200	129,030
U.S. Bancorp	2,346	139,446
UWM Holdings Corp. (b)	8,829	61,362
W.R. Berkley Corp.	2,374	173,729
Wells Fargo & Co.	2,301	106,789
		10,685,725
Health Care (14.0%):
Abbott Laboratories	1,325	156,522
AbbVie, Inc.	1,567	169,032
ABIOMED, Inc. (a)	298	97,005
Agilent Technologies, Inc.	1,097	172,810
Align Technology, Inc. (a)	132	87,837
Amgen, Inc.	780	165,867
Anthem, Inc.	417	155,458
Avantor, Inc. (a)	3,283	134,275
Baxter International, Inc.	2,793	224,641
Becton, Dickinson & Co.	792	194,689
Biogen, Inc. (a)	200	56,598
BioMarin Pharmaceutical, Inc. (a)	1,560	120,572
Bio-Rad Laboratories, Inc., Class A (a)	178	132,779
Bio-Techne Corp.	216	104,667
Boston Scientific Corp. (a)	3,607	156,508
Bruker Corp.	1,666	130,115
Cardinal Health, Inc.	2,447	121,029
Catalent, Inc. (a)	963	128,146
Centene Corp. (a)	1,934	120,508
Cerner Corp.	2,880	203,098
Charles River Laboratories International, Inc. (a)	326	134,530
Cigna Corp.	649	129,904
CVS Health Corp.	2,001	169,805
Danaher Corp.	476	144,913
DaVita, Inc. (a)	1,113	129,397
DENTSPLY SIRONA, Inc.	2,041	118,480
DexCom, Inc. (a)	192	104,997
Edwards Lifesciences Corp. (a)	1,410	159,626
Eli Lilly & Co.	436	100,738
Gilead Sciences, Inc. (c)	2,445	170,783
HCA Healthcare, Inc.	507	123,059
Henry Schein, Inc. (a)	1,805	137,469
Hologic, Inc. (a)	1,592	117,506
Horizon Therapeutics PLC (a)	787	86,208
Humana, Inc.	405	157,606
IDEXX Laboratories, Inc. (a)	202	125,624
Illumina, Inc. (a)	218	88,423
Incyte Corp. (a)	1,628	111,974
Intuitive Surgical, Inc. (a)	127	126,257
IQVIA Holdings, Inc. (a)	687	164,564
Johnson & Johnson (c)	1,415	228,523
Laboratory Corp. of America Holdings (a)	582	163,798
Masimo Corp. (a)	510	138,062
Medtronic PLC	1,450	181,758

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	2,735	$205,426
Mettler-Toledo International, Inc. (a)	102	140,491
Moderna, Inc. (a)	126	48,492
Molina Healthcare, Inc. (a)	468	126,973
PerkinElmer, Inc.	673	116,624
Pfizer, Inc.	3,783	162,707
Quest Diagnostics, Inc.	1,172	170,303
Regeneron Pharmaceuticals, Inc. (a)	220	133,140
Repligen Corp. (a)	308	89,009
ResMed, Inc.	482	127,031
Seagen, Inc. (a)	585	99,333
STERIS PLC	800	163,424
Stryker Corp.	678	178,802
Teleflex, Inc.	350	131,793
The Cooper Cos., Inc.	372	153,751
Thermo Fisher Scientific, Inc.	271	154,830
UnitedHealth Group, Inc.	481	187,946
Universal Health Services, Inc., Class B	922	127,577
Veeva Systems, Inc., Class A (a)	316	91,062
Vertex Pharmaceuticals, Inc. (a)	706	128,061
Waters Corp. (a)	394	140,776
West Pharmaceutical Services, Inc.	373	158,353
Zimmer Biomet Holdings, Inc. (b)	1,094	160,118
Zoetis, Inc.	879	170,649
		9,512,831
Industrials (16.1%):
3M Co.	1,013	177,700
AGCO Corp.	712	87,241
Allegion PLC	1,134	149,892
AMERCO, Inc.	203	131,144
AMETEK, Inc.	1,399	173,490
AO Smith Corp.	1,926	117,621
Builders FirstSource, Inc. (a)	1,690	87,441
C.H. Robinson Worldwide, Inc.	1,756	152,772
Carlisle Cos., Inc.	797	158,436
Carrier Global Corp.	2,293	118,686
Caterpillar, Inc.	681	130,732
Cintas Corp.	375	142,747
Copart, Inc. (a)	1,058	146,766
CoStar Group, Inc. (a)(c)	1,514	130,295
CSX Corp.	4,989	148,373
Cummins, Inc.	649	145,739
Deere & Co.	330	110,573
Dover Corp.	1,039	161,564
Eaton Corp. PLC	1,019	152,147
Emerson Electric Co.	1,635	154,017
Enphase Energy, Inc. (a)	307	46,041
Equifax, Inc.	467	118,347
Expeditors International of Washington, Inc.	1,467	174,764
Fastenal Co.	3,251	167,784
FedEx Corp.	514	112,715
Fortive Corp.	2,240	158,077
Fortune Brands Home & Security, Inc.	1,375	122,952
Generac Holdings, Inc. (a)	180	73,561
General Dynamics Corp.	1,010	197,990
Graco, Inc.	2,277	159,322
HEICO Corp.	1,088	143,475
Honeywell International, Inc.	807	171,310
Howmet Aerospace, Inc.	3,411	106,423
Hubbell, Inc.	740	133,696
IDEX Corp.	840	173,838
Illinois Tool Works, Inc.	973	201,051
Ingersoll Rand, Inc. (a)(c)	2,422	122,093
J.B. Hunt Transport Services, Inc.	802	134,110
Jacobs Engineering Group, Inc.	1,100	145,783
Johnson Controls International PLC	2,324	158,218
L3Harris Technologies, Inc.	805	177,293

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Lennox International, Inc.	438	$128,846
Lockheed Martin Corp.	595	205,334
Masco Corp.	2,715	150,818
Nordson Corp.	685	163,133
Norfolk Southern Corp.	636	152,163
Northrop Grumman Corp.	546	196,642
Old Dominion Freight Line, Inc.	518	148,138
Otis Worldwide Corp.	1,949	160,364
PACCAR, Inc.	1,757	138,662
Parker-Hannifin Corp.	486	135,895
Quanta Services, Inc.	1,179	134,194
Raytheon Technologies Corp.	1,814	155,931
Republic Services, Inc. (c)	1,798	215,868
Robert Half International, Inc.	1,438	144,275
Rockwell Automation, Inc.	510	149,960
Rollins, Inc.	3,700	130,721
Roper Technologies, Inc.	391	174,437
Snap-on, Inc.	636	132,892
Stanley Black & Decker, Inc.	847	148,488
Teledyne Technologies, Inc. (a)	295	126,726
Textron, Inc.	1,664	116,164
The Toro Co.	1,592	155,077
Trane Technologies PLC	786	135,703
TransDigm Group, Inc. (a)	210	131,160
TransUnion	1,244	139,714
Trex Co., Inc. (a)	954	97,241
Union Pacific Corp.	799	156,612
United Parcel Service, Inc., Class B	752	136,939
United Rentals, Inc. (a)	280	98,260
Verisk Analytics, Inc.	759	152,005
W.W. Grainger, Inc.	381	149,756
Waste Management, Inc.	1,503	224,488
Watsco, Inc.	527	139,455
Westinghouse Air Brake Technologies Corp.	1,439	124,056
Xylem, Inc.	1,272	157,321
		10,983,657
Information Technology (15.2%):
Accenture PLC, Class A	569	182,034
Adobe, Inc. (a)	229	131,840
Advanced Micro Devices, Inc. (a)	840	86,436
Akamai Technologies, Inc. (a)	1,213	126,868
Amphenol Corp., Class A	2,331	170,699
Analog Devices, Inc.	796	133,314
ANSYS, Inc. (a)	306	104,178
Apple, Inc.	907	128,340
Applied Materials, Inc.	598	76,981
Arista Networks, Inc. (a)	394	135,394
Autodesk, Inc. (a)	380	108,365
Automatic Data Processing, Inc.	901	180,128
Black Knight, Inc. (a)	2,178	156,816
Booz Allen Hamilton Holding Corp.	1,911	151,638
Broadcom, Inc.	254	123,172
Broadridge Financial Solutions, Inc.	1,084	180,638
Cadence Design Systems, Inc. (a)	685	103,736
CDW Corp.	781	142,158
Cisco Systems, Inc.	3,466	188,654
Citrix Systems, Inc.	1,154	123,905
Cognex Corp.	1,435	115,116
Cognizant Technology Solutions Corp., Class A	2,025	150,275
Corning, Inc.	3,466	126,474
Dell Technologies, Inc., Class C (a)	1,424	148,153
Dynatrace, Inc. (a)	1,183	83,958
Entegris, Inc.	767	96,565
EPAM Systems, Inc. (a)	206	117,519
F5 Networks, Inc. (a)(b)	673	133,779
Fair Isaac Corp. (a)	261	103,860
Fidelity National Information Services, Inc.	1,103	134,213
Fiserv, Inc. (a)	1,428	154,938

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	560	$146,311
Fortinet, Inc. (a)	369	107,763
Gartner, Inc. (a)	383	116,386
Global Payments, Inc.	802	126,379
GoDaddy, Inc., Class A (a)	1,537	107,129
Hewlett Packard Enterprise Co.	8,650	123,263
HP, Inc.	4,269	116,800
Intel Corp.	2,016	107,412
International Business Machines Corp.	1,143	158,797
Intuit, Inc.	250	134,877
Jack Henry & Associates, Inc.	931	152,740
Keysight Technologies, Inc. (a)	900	147,861
KLA Corp.	251	83,962
Lam Research Corp.	134	76,266
Leidos Holdings, Inc.	1,398	134,390
Mastercard, Inc., Class A	415	144,287
Microchip Technology, Inc.	610	93,629
Micron Technology, Inc.	1,202	85,318
Microsoft Corp. (c)	595	167,742
Monolithic Power Systems, Inc.	177	85,788
Motorola Solutions, Inc.	773	179,583
NetApp, Inc.	1,301	116,778
NortonLifeLock, Inc.	4,576	115,773
NVIDIA Corp.	404	83,693
NXP Semiconductors NV	434	85,008
ON Semiconductor Corp. (a)	1,852	84,766
Oracle Corp.	1,686	146,901
Paychex, Inc.	1,709	192,177
Paycom Software, Inc. (a)	190	94,193
Paylocity Holding Corp. (a)	340	95,336
PayPal Holdings, Inc. (a)	353	91,854
Pegasystems, Inc.	819	104,095
PTC, Inc. (a)	692	82,895
Qorvo, Inc. (a)	518	86,604
QUALCOMM, Inc.	787	101,507
salesforce.com, Inc. (a)	562	152,426
Seagate Technology Holdings PLC	1,035	85,408
ServiceNow, Inc. (a)(c)	165	102,675
Skyworks Solutions, Inc.	511	84,203
Square, Inc., Class A (a)(b)	260	62,358
SS&C Technologies Holdings, Inc.	2,274	157,816
Synopsys, Inc. (a)	357	106,889
TE Connectivity Ltd.	1,018	139,690
Teradyne, Inc.	676	73,799
Texas Instruments, Inc.	681	130,895
The Trade Desk, Inc., Class A (a)	697	48,999
Trimble, Inc. (a)	1,346	110,708
Tyler Technologies, Inc. (a)	262	120,166
Ubiquiti, Inc.	241	71,979
VeriSign, Inc. (a)	861	176,514
Visa, Inc., Class A	752	167,508
VMware, Inc., Class A (a)(b)	927	137,845
Western Digital Corp. (a)	1,233	69,591
Zebra Technologies Corp. (a)	232	119,577
Zoom Video Communications, Inc., Class A (a)	238	62,237
		10,359,690
Materials (5.0%):
Air Products & Chemicals, Inc.	614	157,252
Albemarle Corp.	333	72,917
Avery Dennison Corp.	676	140,074
Ball Corp.	1,657	149,080
Celanese Corp.	886	133,467
Cleveland-Cliffs, Inc. (a)	2,223	44,038
Corteva, Inc.	3,017	126,955
Crown Holdings, Inc.	1,312	132,223
Dow, Inc.	1,934	111,321
DuPont de Nemours, Inc.	1,671	113,611

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	1,174	$118,269
Ecolab, Inc.	803	167,522
FMC Corp.	1,458	133,494
Freeport-McMoRan, Inc.	1,891	61,514
International Flavors & Fragrances, Inc.	775	103,633
International Paper Co.	2,448	136,892
LyondellBasell Industries NV, Class A	1,164	109,241
Martin Marietta Materials, Inc.	342	116,855
Newmont Corp.	2,274	123,478
Nucor Corp.	770	75,837
Packaging Corp. of America	1,165	160,118
PPG Industries, Inc.	960	137,290
RPM International, Inc.	2,214	171,917
Steel Dynamics, Inc.	1,339	78,305
The Mosaic Co.	2,599	92,836
The Sherwin-Williams Co.	672	187,979
Vulcan Materials Co.	730	123,487
Westlake Chemical Corp.	1,268	115,566
		3,395,171
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	1,403	136,596
Jones Lang LaSalle, Inc. (a)	487	120,820
		257,416
Utilities (7.1%):
Alliant Energy Corp.	3,228	180,703
Ameren Corp.	2,310	187,110
American Electric Power Co., Inc. (c)	2,380	193,208
American Water Works Co., Inc.	944	159,574
Atmos Energy Corp.	1,853	163,435
Avangrid, Inc.	3,551	172,579
CenterPoint Energy, Inc. (b)	6,232	153,307
CMS Energy Corp.	3,130	186,955
Consolidated Edison, Inc. (c)	2,859	207,535
Dominion Energy, Inc.	2,683	195,913
DTE Energy Co.	1,731	193,370
Duke Energy Corp. (c)	2,129	207,769
Edison International	2,933	162,693
Entergy Corp.	1,614	160,286
Essential Utilities, Inc.	3,503	161,418
Evergy, Inc. (c)	2,811	174,844
Eversource Energy (c)	1,946	159,105
Exelon Corp.	3,852	186,206
FirstEnergy Corp.	4,551	162,107
NextEra Energy, Inc. (c)	1,876	147,304
NRG Energy, Inc.	1,970	80,435
PG&E Corp. (a)	11,963	114,845
PPL Corp.	6,827	190,337
Public Service Enterprise Group, Inc.	2,936	178,802
Sempra Energy	1,382	174,823
The Southern Co. (c)	3,317	205,554
WEC Energy Group, Inc. (c)	1,985	175,077
Xcel Energy, Inc. (c)	2,821	176,312
		4,811,606
Total Common Stocks (Cost $47,477,534)		67,477,553

Investment Companies (0.8%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	567,739	567,739
Total Investment Companies (Cost $567,739)		567,739

Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (d)	37,927	37,927
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	1,124,034	1,124,034
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	18,927	18,927

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	150,921	$150,921
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	678,571	678,571
Total Collateral for Securities Loaned (Cost $2,010,380)		2,010,380
Total Investments (Cost $50,055,653) — 102.9%		70,055,672
Liabilities in excess of other assets — (2.9)%		(1,986,215)
NET ASSETS - 100.00%		$68,069,457

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/17/21	$651,925	$644,663	$(7,262)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(7,262)
	Total net unrealized appreciation (depreciation)				$(7,262)

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (84.8%)
Australia (0.7%):
Communication Services (0.2%):
Telstra Corp. Ltd.	1,082,867	$3,033,669

Financials (0.2%):
Suncorp Group Ltd.	255,393	2,270,479

Materials (0.3%):
BHP Group Ltd.	55,158	1,472,845
Fortescue Metals Group Ltd.	90,415	962,901
Rio Tinto Ltd.	21,151	1,505,448
		3,941,194
		9,245,342
Austria (0.2%):
Energy (0.2%):
OMV AG	34,540	2,079,576

Bermuda (0.5%):
Consumer Staples (0.2%):
Bunge Ltd.	30,742	2,499,940

Financials (0.3%):
Everest Re Group Ltd.	10,456	2,622,156
Invesco Ltd.	70,688	1,704,287
		4,326,443
		6,826,383
Brazil (1.9%):
Communication Services (0.2%):
TIM SA	1,131,300	2,441,326

Consumer Discretionary (0.1%):
Petrobras Distribuidora SA	357,800	1,543,595

Consumer Staples (0.2%):
JBS SA	376,800	2,565,332

Energy (0.1%):
Petroleo Brasileiro SA, Preference Shares	275,200	1,376,278

Financials (0.6%):
B3 SA - Brasil Bolsa Balcao	760,100	1,778,485
Banco do Brasil SA	385,100	2,044,003
BB Seguridade Participacoes SA	815,900	2,989,440
		6,811,928
Materials (0.2%):
Cia Siderurgica Nacional SA	200,700	1,058,993
Vale SA	109,300	1,530,429
		2,589,422
Utilities (0.5%):
Centrais Eletricas Brasileiras SA	230,000	1,626,715
CPFL Energia SA	408,300	2,019,416
Engie Brasil Energia SA	426,100	2,931,497
		6,577,628
		23,905,509
Canada (3.3%):
Communication Services (0.7%):
BCE, Inc. (a)(b)	92,446	4,631,790
TELUS Corp. (a)(b)	196,706	4,324,301
		8,956,091
Energy (0.8%):
Canadian Natural Resources Ltd.	49,260	1,801,351
Enbridge, Inc.	83,761	3,337,476
Suncor Energy, Inc.	82,011	1,700,576
TC Energy Corp.	57,993	2,791,577
		9,630,980

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (0.9%):
Great-West Lifeco, Inc. (b)	144,555	$4,399,202
Manulife Financial Corp.	150,247	2,892,468
The Bank of Nova Scotia	69,753	4,294,018
		11,585,688
Utilities (0.9%):
Emera, Inc.	118,657	5,374,420
Fortis, Inc. (b)	120,014	5,325,005
		10,699,425
		40,872,184
China (3.9%):
Energy (0.3%):
China Shenhua Energy Co. Ltd., Class H	969,500	2,258,472
PetroChina Co. Ltd., Class H	4,276,000	2,002,793
		4,261,265
Financials (3.0%):
Agricultural Bank of China Ltd., Class H (a)	8,865,000	3,045,496
Bank of China Ltd., Class H (a)	11,047,000	3,903,422
Bank of Communications Co. Ltd., Class H	5,550,000	3,285,131
China CITIC Bank Corp. Ltd., Class H	6,479,000	2,920,361
China Construction Bank Corp., Class H (a)	4,310,000	3,076,072
China Everbright Bank Co. Ltd., Class H	6,887,000	2,424,255
China Galaxy Securities Co. Ltd., Class H	4,168,500	2,417,614
China Merchants Securities Co. Ltd., Class H (b)(c)	1,270,200	2,024,037
China Minsheng Banking Corp. Ltd., Class H (b)	6,229,000	2,499,552
China Pacific Insurance Group Co. Ltd., Class H	537,400	1,595,807
Guotai Junan Securities Co. Ltd., Class H (c)	1,904,000	2,743,652
Industrial & Commercial Bank of China Ltd., Class H	5,474,000	3,034,468
New China Life Insurance Co. Ltd., Class H	775,500	2,283,286
Postal Savings Bank of China Co. Ltd., Class H (c)	2,653,000	1,823,877
		37,077,030
Industrials (0.1%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,338,800	1,193,039

Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (b)(c)	6,065,000	2,190,911

Materials (0.2%):
Anhui Conch Cement Co. Ltd., Class H	413,500	2,233,573

Real Estate (0.1%):
Sunac China Holdings Ltd.	665,000	1,417,481
		48,373,299
Colombia (0.2%):
Utilities (0.2%):
Interconexion Electrica SA ESP	330,362	1,970,714

Denmark (0.2%):
Financials (0.2%):
Tryg A/S	109,476	2,482,119

Finland (0.4%):
Materials (0.2%):
UPM-Kymmene Oyj	61,717	2,184,139

Utilities (0.2%):
Fortum Oyj	84,761	2,573,524
		4,757,663
France (1.6%):
Communication Services (0.4%):
Orange SA	282,012	3,049,523
Publicis Groupe SA	35,146	2,360,722
		5,410,245
Energy (0.2%):
TotalEnergies SE	52,818	2,524,262

Financials (0.5%):
AXA SA	93,287	2,584,947
CNP Assurances	109,752	1,732,004

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Credit Agricole SA	143,467	$1,971,759
		6,288,710
Health Care (0.3%):
Sanofi (b)	31,779	3,058,775

Industrials (0.2%):
Bouygues SA	62,399	2,580,945
		19,862,937
Germany (0.9%):
Financials (0.2%):
Allianz SE, Registered Shares	10,816	2,422,961

Materials (0.5%):
BASF SE	33,240	2,519,604
Evonik Industries AG	93,794	2,940,734
		5,460,338
Utilities (0.2%):
E.ON SE	230,709	2,815,597
		10,698,896
Hong Kong (2.0%):
Consumer Discretionary (0.1%):
Xinyi Glass Holdings Ltd.	232,000	692,091

Industrials (0.2%):
CK Hutchison Holdings Ltd.	313,000	2,088,131
SITC International Holdings Co. Ltd.	233,000	829,130
		2,917,261
Materials (0.2%):
China Resources Cement Holdings Ltd.	2,482,000	2,385,772

Real Estate (0.7%):
CK Asset Holdings Ltd.	339,500	1,958,902
Henderson Land Development Co. Ltd.	594,000	2,268,214
New World Development Co. Ltd.	525,000	2,135,378
Sun Hung Kai Properties Ltd.	183,500	2,291,317
		8,653,811
Utilities (0.8%):
CK Infrastructure Holdings Ltd.	449,000	2,504,438
CLP Holdings Ltd.	420,500	4,048,884
Power Assets Holdings Ltd. (a)	529,000	3,101,147
		9,654,469
		24,303,404
Hungary (0.2%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	327,665	2,727,014

India (1.8%):
Communication Services (0.2%):
Indus Towers Ltd.	680,356	2,812,620

Consumer Discretionary (0.2%):
Bajaj Auto Ltd.	50,776	2,616,289

Consumer Staples (0.3%):
ITC Ltd.	1,003,333	3,181,344

Energy (0.4%):
Bharat Petroleum Corp. Ltd.	405,629	2,352,007
Hindustan Petroleum Corp. Ltd.	621,311	2,504,799
		4,856,806
Materials (0.3%):
Ambuja Cements Ltd.	401,380	2,157,233
Vedanta Ltd.	380,407	1,463,562
		3,620,795
Utilities (0.4%):
NTPC Ltd.	1,593,272	3,034,746

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India Ltd.	929,541	$2,370,288
		5,405,034
		22,492,888
Indonesia (0.4%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	9,104,800	2,331,835

Consumer Staples (0.2%):
PT Indofood Sukses Makmur Tbk	6,020,800	2,664,155
		4,995,990
Ireland (0.3%):
Information Technology (0.1%):
Seagate Technology Holdings PLC	18,820	1,553,027

Materials (0.2%):
Smurfit Kappa Group PLC	39,205	2,063,810
		3,616,837
Italy (0.8%):
Energy (0.2%):
Snam SpA	578,830	3,201,605

Financials (0.2%):
Poste Italiane SpA (c)	183,385	2,517,894

Utilities (0.4%):
Enel SpA	264,814	2,032,239
Terna - Rete Elettrica Nazionale	379,315	2,691,573
		4,723,812
		10,443,311
Japan (3.0%):
Communication Services (0.9%):
KDDI Corp.	87,900	2,894,332
Nintendo Co. Ltd. (a)	3,800	1,816,200
Nippon Telegraph & Telephone Corp.	107,000	2,965,280
Softbank Corp.	286,600	3,888,195
		11,564,007
Consumer Discretionary (0.2%):
Sekisui House Ltd.	118,000	2,471,366

Consumer Staples (0.2%):
Japan Tobacco, Inc.	150,700	2,953,253

Energy (0.2%):
ENEOS Holdings, Inc.	558,300	2,268,318

Financials (0.8%):
Mizuho Financial Group, Inc.	184,300	2,607,673
Nomura Holdings, Inc.	355,500	1,752,818
Sumitomo Mitsui Financial Group, Inc.	66,400	2,336,225
Tokio Marine Holdings, Inc.	49,100	2,632,361
		9,329,077
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	82,200	2,711,550

Industrials (0.5%):
Marubeni Corp.	212,100	1,754,987
Mitsubishi Corp.	81,100	2,547,081
Mitsui & Co. Ltd.	84,100	1,839,262
		6,141,330
		37,438,901
Korea, Republic Of (0.7%):
Communication Services (0.2%):
SK Telecom Co. Ltd.	6,891	1,873,291

Financials (0.3%):
KB Financial Group, Inc.	37,831	1,760,914
Shinhan Financial Group Co. Ltd.	62,535	2,114,192
		3,875,106

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
POSCO	5,098	$1,404,965

Utilities (0.1%):
Korea Electric Power Corp.	84,614	1,676,335
		8,829,697
Luxembourg (0.2%):
Materials (0.2%):
Orion Engineered Carbons SA (d)	135,809	2,475,798

Malaysia (0.9%):
Health Care (0.2%):
Hartalega Holdings Bhd	786,400	1,153,060
Top Glove Corp. Bhd	1,438,300	992,759
		2,145,819
Industrials (0.4%):
MISC Bhd	1,734,100	2,850,539
Sime Darby Bhd	4,539,500	2,458,699
		5,309,238
Utilities (0.3%):
Tenaga Nasional Bhd	1,547,900	3,573,395
		11,028,452
Mexico (0.6%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	540,873	3,299,112
Kimberly-Clark de Mexico SAB de CV, Class A	1,679,051	2,765,413
		6,064,525
Materials (0.1%):
Grupo Mexico SAB de CV, Class B	371,152	1,481,738
		7,546,263
Netherlands (0.8%):
Communication Services (0.2%):
Koninklijke KPN NV	751,620	2,364,859

Consumer Staples (0.2%):
X5 Retail Group NV, GDR	83,643	2,701,527

Financials (0.2%):
NN Group NV	52,746	2,762,593

Materials (0.2%):
LyondellBasell Industries NV, Class A	21,175	1,987,274
		9,816,253
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA	204,507	3,443,581

Financials (0.2%):
DNB Bank ASA (d)	119,044	2,707,466

Materials (0.2%):
Yara International ASA	50,653	2,510,123
		8,661,170
Peru (0.1%):
Financials (0.1%):
Credicorp Ltd.	15,907	1,764,723

Philippines (0.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	37,095	2,168,743
PLDT, Inc.	77,125	2,539,815
		4,708,558
Utilities (0.2%):
Manila Electric Co.	522,270	3,043,031
		7,751,589

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Poland (0.2%):
Energy (0.2%):
Polski Koncern Naftowy ORLEN SA	121,298	$2,500,857

Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA	382,015	2,006,807

Russian Federation (3.0%):
Communication Services (0.7%):
Mobile TeleSystems PJSC	1,116,780	5,043,887
Rostelecom PJSC (a)	3,236,200	4,012,438
		9,056,325
Consumer Staples (0.3%):
Magnit PJSC	44,677	3,730,658

Energy (0.2%):
Tatneft PJSC	396,611	2,866,948

Financials (0.3%):
Moscow Exchange MICEX-RTS PJSC	1,248,320	2,976,019

Materials (0.9%):
Magnitogorsk Iron & Steel Works PJSC	2,239,780	2,105,953
MMC Norilsk Nickel PJSC	7,133	2,129,704
Novolipetsk Steel PJSC	707,900	2,105,467
Polyus PJSC	16,492	2,706,072
Severstal PAO	107,328	2,235,032
		11,282,228
Utilities (0.6%):
Inter RAO UES PJSC	61,474,300	3,920,478
RusHydro PJSC	332,801,000	3,700,462
		7,620,940
		37,533,118
South Africa (1.1%):
Communication Services (0.3%):
Vodacom Group Ltd.	326,776	3,132,329

Energy (0.1%):
Exxaro Resources Ltd. (b)	159,954	1,701,082

Financials (0.2%):
Sanlam Ltd.	687,720	2,914,458

Materials (0.5%):
African Rainbow Minerals Ltd. (b)	100,014	1,277,328
Anglo American Platinum Ltd.	14,303	1,236,162
Impala Platinum Holdings Ltd.	99,924	1,126,799
Kumba Iron Ore Ltd.	37,213	1,223,354
Sibanye Stillwater Ltd.	374,528	1,138,190
		6,001,833
		13,749,702
Spain (0.5%):
Communication Services (0.1%):
Telefonica SA	396,292	1,859,387

Energy (0.2%):
Repsol SA	151,791	1,981,152

Utilities (0.2%):
Endesa SA	101,331	2,043,327
		5,883,866
Switzerland (1.4%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	6,024	3,467,256

Financials (0.6%):
Swiss Life Holding AG	5,403	2,722,835
Swiss Re AG	28,567	2,438,592

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	7,082	$2,896,440
		8,057,867
Health Care (0.3%):
Novartis AG, Registered Shares	38,461	3,154,279

Materials (0.2%):
Holcim Ltd.	47,510	2,289,638
		16,969,040
Taiwan (3.9%):
Communication Services (0.9%):
Far EasTone Telecommunications Co. Ltd.	2,523,000	5,564,476
Taiwan Mobile Co. Ltd.	1,471,000	5,217,642
		10,782,118
Financials (0.8%):
Mega Financial Holding Co. Ltd.	3,792,000	4,351,744
Sinopac Financial Holdings Co. Ltd.	7,145,000	3,550,186
Yuanta Financial Holding Co. Ltd.	2,982,000	2,631,234
		10,533,164
Industrials (0.2%):
Far Eastern New Century Corp.	2,409,000	2,565,492

Information Technology (1.5%):
Asustek Computer, Inc.	192,000	2,230,126
Catcher Technology Co. Ltd.	465,000	2,779,888
Compal Electronics, Inc. (a)	3,131,000	2,639,815
Lite-On Technology Corp.	1,079,000	2,405,021
MediaTek, Inc.	49,000	1,577,329
Micro-Star International Co. Ltd.	362,000	1,669,757
Pegatron Corp.	1,187,000	2,843,020
Quanta Computer, Inc. (a)	978,000	2,706,681
		18,851,637
Materials (0.5%):
Asia Cement Corp.	1,967,000	3,201,070
Taiwan Cement Corp. (a)	1,646,000	2,998,056
		6,199,126
		48,931,537
Thailand (0.5%):
Energy (0.2%):
PTT Exploration & Production PCL	766,900	2,642,115

Materials (0.3%):
The Siam Cement PCL	255,200	3,020,853
		5,662,968
Turkey (0.3%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri A/S	1,360,075	2,336,275

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	835,604	1,540,491
		3,876,766
United Kingdom (3.1%):
Consumer Discretionary (0.2%):
Persimmon PLC	45,040	1,610,615

Consumer Staples (0.8%):
British American Tobacco PLC	65,228	2,279,677
Imperial Brands PLC	107,606	2,250,423
Tesco PLC	809,437	2,756,238
Unilever PLC	50,669	2,742,731
		10,029,069
Energy (0.3%):
BP PLC	393,927	1,794,015
Royal Dutch Shell PLC, Class A	93,738	2,084,347
		3,878,362
Financials (0.5%):
Admiral Group PLC	54,533	2,278,241

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Aviva PLC	435,519	$2,307,855
Legal & General Group PLC	513,288	1,928,183
		6,514,279
Health Care (0.2%):
GlaxoSmithKline PLC (a)	148,182	2,796,250

Industrials (0.2%):
BAE Systems PLC	358,217	2,712,754

Materials (0.5%):
Anglo American PLC	30,706	1,076,045
BHP Group PLC	56,561	1,424,806
Evraz PLC (a)	192,918	1,530,384
Rio Tinto PLC	22,120	1,449,798
		5,481,033
Utilities (0.4%):
National Grid PLC	243,857	2,905,301
SSE PLC	98,461	2,072,803
		4,978,104
		38,000,466
United States (43.7%):
Communication Services (1.0%):
Omnicom Group, Inc.	34,745	2,517,623
Telephone & Data Systems, Inc.	135,850	2,649,075
The Interpublic Group of Cos., Inc.	58,911	2,160,266
Verizon Communications, Inc.	83,955	4,534,410
		11,861,374
Consumer Discretionary (3.5%):
Big 5 Sporting Goods Corp. (b)	41,416	954,225
Big Lots, Inc. (b)	37,087	1,608,092
Ethan Allen Interiors, Inc. (b)	100,304	2,377,205
Franchise Group, Inc. (b)	79,711	2,822,567
Genuine Parts Co.	23,402	2,837,024
Guess?, Inc.	77,088	1,619,619
Hasbro, Inc.	26,520	2,366,114
Haverty Furniture Cos., Inc. (b)	56,543	1,906,065
Jack in the Box, Inc.	30,006	2,920,484
La-Z-Boy, Inc.	79,437	2,560,255
Monro, Inc.	47,663	2,741,099
Newell Brands, Inc.	89,365	1,978,541
Oxford Industries, Inc. (b)	26,405	2,380,939
Standard Motor Products, Inc. (b)	72,440	3,166,352
Strategic Education, Inc. (b)	34,220	2,412,510
Sturm Ruger & Co., Inc. (a)	36,373	2,683,600
The Buckle, Inc.	53,544	2,119,807
VF Corp.	28,776	1,927,704
Whirlpool Corp.	10,191	2,077,537
		43,459,739
Consumer Staples (6.2%):
Altria Group, Inc.	61,300	2,790,376
Archer-Daniels-Midland Co.	53,458	3,208,015
B&G Foods, Inc. (b)	70,511	2,107,574
Calavo Growers, Inc.	65,503	2,504,835
Campbell Soup Co.	68,703	2,872,472
Conagra Brands, Inc. (b)	96,099	3,254,873
Costco Wholesale Corp.	8,864	3,983,038
Energizer Holdings, Inc.	93,506	3,651,409
General Mills, Inc.	60,530	3,620,905
Kellogg Co. (b)	53,743	3,435,253
Kimberly-Clark Corp.	29,332	3,884,730
Medifast, Inc.	9,152	1,763,041
Nu Skin Enterprises, Inc., Class A	53,979	2,184,530
PepsiCo, Inc.	28,901	4,346,999
Philip Morris International, Inc.	38,654	3,664,013
SpartanNash Co. (b)	146,248	3,202,831
The Andersons, Inc.	75,796	2,336,791

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
The Clorox Co.	15,941	$2,639,989
The Coca-Cola Co.	78,392	4,113,228
The J.M. Smucker Co. (b)	24,794	2,976,024
The Kraft Heinz Co.	84,145	3,098,219
Universal Corp.	71,530	3,457,045
Vector Group Ltd. (b)	178,098	2,270,749
Walgreens Boots Alliance, Inc.	47,104	2,216,243
Weis Markets, Inc. (a)(b)	55,921	2,938,649
		76,521,831
Energy (1.5%):
Altus Midstream Co., Class A	31,379	2,166,092
Archrock, Inc.	337,039	2,780,572
Chevron Corp.	25,911	2,628,671
ConocoPhillips	32,058	2,172,571
Devon Energy Corp.	42,210	1,498,877
Kinder Morgan, Inc.	155,643	2,603,907
ONEOK, Inc. (b)	38,910	2,256,391
The Williams Cos., Inc.	111,855	2,901,519
		19,008,600
Financials (10.2%):
American Financial Group, Inc.	13,107	1,649,254
American International Group, Inc.	39,934	2,191,977
Apollo Global Management, Inc. (b)	39,645	2,441,735
Blackstone, Inc.	22,549	2,623,351
Brookline Bancorp, Inc.	223,783	3,414,928
Citigroup, Inc.	33,207	2,330,467
Citizens Financial Group, Inc.	44,707	2,100,335
CME Group, Inc.	14,425	2,789,506
CNA Financial Corp.	65,785	2,760,339
Columbia Banking System, Inc.	77,716	2,952,431
CVB Financial Corp.	162,459	3,309,290
Federal Agricultural Mortgage Corp., Class C	33,074	3,589,190
Fidelity National Financial, Inc.	52,341	2,373,141
Fifth Third Bancorp	52,947	2,247,071
First Busey Corp.	135,624	3,340,419
First Commonwealth Financial Corp.	222,451	3,032,007
First Financial Bancorp	114,161	2,672,509
First Interstate BancSystem, Inc., Class A (b)	75,614	3,044,220
Franklin Resources, Inc.	58,530	1,739,512
Fulton Financial Corp.	191,175	2,921,154
Heritage Financial Corp.	120,916	3,083,358
Hope Bancorp, Inc.	199,271	2,877,473
Huntington Bancshares, Inc.	130,140	2,011,964
KeyCorp	98,769	2,135,386
Lincoln National Corp.	25,869	1,778,494
M&T Bank Corp.	14,947	2,232,185
MetLife, Inc.	40,457	2,497,411
Northern Trust Corp.	21,851	2,355,756
Northwest Bancshares, Inc. (a)	309,982	4,116,561
OceanFirst Financial Corp.	142,438	3,049,598
Old National Bancorp	219,217	3,715,728
Park National Corp. (b)	27,137	3,309,357
Premier Financial Corp.	93,746	2,984,873
Principal Financial Group, Inc.	35,046	2,256,962
Provident Financial Services, Inc.	141,277	3,315,771
Prudential Financial, Inc.	24,242	2,550,258
Regions Financial Corp.	98,475	2,098,502
S&T Bancorp, Inc.	95,046	2,801,006
Safety Insurance Group, Inc. (a)	50,866	4,031,130
Sculptor Capital Management, Inc.	78,545	2,190,620
Southside Bancshares, Inc. (a)(b)	90,962	3,482,935
The PNC Financial Services Group, Inc.	12,901	2,523,952
Truist Financial Corp.	40,015	2,346,880
U.S. Bancorp	42,672	2,536,424
UWM Holdings Corp. (b)	160,562	1,115,906
Washington Trust Bancorp, Inc.	60,012	3,179,436

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
WesBanco, Inc.	85,200	$2,903,616
		127,004,378
Health Care (2.5%):
AbbVie, Inc.	28,504	3,074,726
Amgen, Inc.	14,187	3,016,866
Cardinal Health, Inc.	44,498	2,200,871
Gilead Sciences, Inc. (a)	44,459	3,105,461
Johnson & Johnson (a)	25,738	4,156,687
Merck & Co., Inc.	49,734	3,735,521
National HealthCare Corp. (a)	41,472	2,902,211
Patterson Cos., Inc. (a)(b)	92,929	2,800,880
Pfizer, Inc.	68,788	2,958,572
Phibro Animal Health Corp., Class A	118,549	2,553,545
		30,505,340
Industrials (5.2%):
3M Co.	18,427	3,232,464
ACCO Brands Corp.	285,962	2,456,414
Apogee Enterprises, Inc. (b)	58,655	2,214,813
Argan, Inc.	77,506	3,384,687
Brady Corp., Class A	73,413	3,722,039
Deluxe Corp.	62,808	2,254,179
Douglas Dynamics, Inc.	73,333	2,661,988
Global Industrial Co.	58,125	2,202,356
H&E Equipment Services, Inc.	62,047	2,153,651
Healthcare Services Group (b)	99,774	2,493,352
Heidrick & Struggles International, Inc.	68,923	3,076,034
HNI Corp.	74,556	2,737,696
Hyster-Yale Materials Handling, Inc.	35,112	1,764,729
Kforce, Inc. (b)	55,499	3,309,960
Lockheed Martin Corp.	10,818	3,733,292
Matthews International Corp., Class A	83,104	2,882,878
McGrath RentCorp	47,629	3,426,907
Pitney Bowes, Inc.	106,997	771,448
Rush Enterprises, Inc., Class A	73,227	3,306,931
Steelcase, Inc., Class A (b)	188,602	2,391,473
The Gorman-Rupp Co. (b)	89,166	3,193,035
The Greenbrier Companies, Inc.	53,684	2,307,875
Wabash National Corp.	169,468	2,564,051
Watsco, Inc.	9,575	2,533,737
		64,775,989
Information Technology (3.3%):
ADTRAN, Inc.	97,008	1,819,870
American Software, Inc., Class A	69,373	1,647,609
Benchmark Electronics, Inc. (b)	122,202	3,264,015
Broadcom, Inc.	4,617	2,238,922
Cass Information Systems, Inc.	85,636	3,583,867
Cisco Systems, Inc.	63,021	3,430,233
Corning, Inc.	63,035	2,300,147
CSG Systems International, Inc. (b)	96,935	4,672,267
Hewlett Packard Enterprise Co.	157,298	2,241,496
HP, Inc.	77,633	2,124,039
Intel Corp.	36,669	1,953,724
InterDigital, Inc.	44,813	3,039,218
International Business Machines Corp.	20,789	2,888,216
Progress Software Corp.	74,477	3,663,524
SolarWinds Corp.	109,814	1,837,188
		40,704,335
Materials (2.1%):
Dow, Inc.	35,172	2,024,500
Eastman Chemical Co.	21,349	2,150,698
Glatfelter Corp.	184,170	2,596,797
International Paper Co.	44,510	2,488,999
Kronos Worldwide, Inc.	230,014	2,854,474
Myers Industries, Inc. (b)	131,054	2,564,727
Newmont Corp.	41,358	2,245,739
Packaging Corp. of America	21,184	2,911,529
Schnitzer Steel Industries, Inc.	39,220	1,718,228

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	73,601	$2,551,011
Worthington Industries, Inc.	41,983	2,212,504
		26,319,206
Real Estate (0.4%):
RE/MAX Holdings, Inc. (b)	88,646	2,762,210
The RMR Group, Inc., Class A	61,283	2,049,916
		4,812,126
Utilities (7.8%):
Alliant Energy Corp.	58,711	3,286,642
American Electric Power Co., Inc. (a)	43,278	3,513,308
Avangrid, Inc. (b)	64,576	3,138,394
Avista Corp.	100,811	3,943,726
Chesapeake Utilities Corp.	33,659	4,040,763
CMS Energy Corp.	56,912	3,399,354
Consolidated Edison, Inc. (a)	51,986	3,773,664
Dominion Energy, Inc.	48,799	3,563,303
DTE Energy Co.	31,475	3,516,072
Duke Energy Corp. (a)	38,717	3,778,392
Edison International	53,334	2,958,437
Entergy Corp.	29,353	2,915,046
Evergy, Inc. (a)	51,120	3,179,664
Exelon Corp.	70,049	3,386,169
FirstEnergy Corp.	82,758	2,947,840
MGE Energy, Inc.	58,761	4,318,934
Northwest Natural Holding Co.	60,602	2,787,086
NRG Energy, Inc.	35,819	1,462,490
Otter Tail Corp. (a)	83,318	4,663,308
PPL Corp.	124,147	3,461,218
Public Service Enterprise Group, Inc.	53,399	3,251,999
Sempra Energy	25,134	3,179,451
SJW Group	61,631	4,071,344
South Jersey Industries, Inc. (b)	101,745	2,163,099
The Southern Co. (a)	60,318	3,737,906
The York Water Co.	73,137	3,194,624
Unitil Corp. (a)	65,390	2,797,384
WEC Energy Group, Inc. (a)	36,101	3,184,108
Xcel Energy, Inc. (a)	51,304	3,206,500
		96,820,225
		541,793,143
Total Common Stocks (Cost $1,031,255,796)		1,051,875,182

Collateral for Securities Loaned^ (4.1%)
United States (4.1%):
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (e)	946,012	946,012
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	28,036,801	28,036,801
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	472,107	472,107
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	3,764,431	3,764,431
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	16,925,616	16,925,616
Total Collateral for Securities Loaned (Cost $50,144,967)		50,144,967

Total Investments (Cost $1,081,400,763) — 88.9%		1,102,020,149
Other assets in excess of liabilities — 11.1%		137,879,122
NET ASSETS - 100.00%		$1,239,899,271

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $11,300,371 and amounted to 0.9% of net assets.
(d)	Non-income producing security.
(e)	Rate disclosed is the daily yield on September 30, 2021.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2,051	12/17/21	$638,435,123	$602,276,150	$(36,158,973)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1,581	12/17/21	$187,334,209	$179,206,350	$8,127,859
E-Mini MSCI Emerging Markets Index Futures	1,862	12/17/21	120,856,822	115,965,360	4,891,462
E-Mini Russell 2000 Index Futures	1,934	12/17/21	216,808,304	212,817,360	3,990,944
E-Mini S&P 500 Futures	4,071	12/17/21	915,077,759	874,807,013	40,270,746
					$57,281,011

	Total unrealized appreciation				$57,281,011
	Total unrealized depreciation				(36,158,973)
	Total net unrealized appreciation (depreciation)				$21,122,038

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.9%):
Activision Blizzard, Inc.	15,585	$1,206,123
Alphabet, Inc., Class A (a)	511	1,366,169
Altice USA, Inc., Class A (a)	44,440	920,797
Cable One, Inc. (b)	648	1,174,908
Charter Communications, Inc., Class A (a)	1,865	1,356,899
Comcast Corp., Class A	27,303	1,527,057
Discovery, Inc., Class A (a)(b)	21,613	548,538
DISH Network Corp., Class A (a)(b)	21,394	929,783
Electronic Arts, Inc.	11,024	1,568,164
Facebook, Inc., Class A (a)	3,326	1,128,811
Fox Corp., Class A	25,038	1,004,274
IAC/InterActiveCorp. (a)	6,179	805,062
Liberty Broadband Corp., Class C (a)	7,748	1,338,080
Match Group, Inc. (a)	6,106	958,581
Netflix, Inc. (a)	1,872	1,142,556
News Corp., Class A	56,347	1,325,845
Omnicom Group, Inc.	18,921	1,371,016
Pinterest, Inc., Class A (a)	11,396	580,626
Sirius XM Holdings, Inc. (b)	194,289	1,185,163
Take-Two Interactive Software, Inc. (a)	7,503	1,155,987
The Interpublic Group of Cos., Inc.	32,081	1,176,410
The Walt Disney Co. (a)	8,063	1,364,018
T-Mobile U.S., Inc. (a)	11,321	1,446,371
Twitter, Inc. (a)	12,532	756,807
Verizon Communications, Inc.	45,720	2,469,337
ViacomCBS, Inc., Class B	13,030	514,815
Warner Music Group Corp., Class A	27,178	1,161,588
Zillow Group, Inc., Class C (a)	6,426	566,388
ZoomInfo Technologies, Inc., Class A (a)	10,392	635,887
		32,686,060
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	6,801	1,420,661
Amazon.com, Inc. (a)	427	1,402,712
Aptiv PLC (a)	6,958	1,036,533
AutoZone, Inc. (a)	1,063	1,804,963
Bath & Body Works, Inc.	11,601	731,211
Best Buy Co., Inc.	9,680	1,023,273
Booking Holdings, Inc. (a)	490	1,163,196
Burlington Stores, Inc. (a)	3,364	953,929
CarMax, Inc. (a)	8,171	1,045,561
Chewy, Inc., Class A (a)(b)	7,403	504,218
Chipotle Mexican Grill, Inc. (a)(b)	659	1,197,746
D.R. Horton, Inc.	11,035	926,609
Darden Restaurants, Inc. (b)	7,649	1,158,594
Deckers Outdoor Corp. (a)	2,471	890,054
Dick's Sporting Goods, Inc.	5,924	709,517
Dollar General Corp.	7,533	1,598,051
Dollar Tree, Inc. (a)	14,296	1,368,413
Domino's Pizza, Inc.	2,585	1,232,942
eBay, Inc.	13,774	959,635
Etsy, Inc. (a)	2,787	579,585
Five Below, Inc. (a)	4,797	848,158
Floor & Decor Holdings, Inc., Class A (a)	7,386	892,155
Ford Motor Co. (a)	67,615	957,428
Garmin Ltd.	10,816	1,681,455
General Motors Co. (a)	18,819	991,950
Genuine Parts Co.	12,744	1,544,955
Hasbro, Inc.	14,442	1,288,515
Lennar Corp., Class A (b)	8,501	796,374
Levi Strauss & Co., Class A	36,779	901,453
LKQ Corp. (a)	26,263	1,321,554
Lowe's Cos., Inc.	6,829	1,385,331
Marriott International, Inc., Class A (a)	8,754	1,296,380
McDonald's Corp.	9,665	2,330,328

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	5,480	$972,152
Newell Brands, Inc.	48,665	1,077,443
NIKE, Inc., Class B	7,496	1,088,644
NVR, Inc. (a)	263	1,260,843
O'Reilly Automotive, Inc. (a)	3,043	1,859,456
Penn National Gaming, Inc. (a)(b)	7,150	518,089
Pool Corp.	2,830	1,229,380
PulteGroup, Inc.	19,198	881,572
RH (a)(b)	1,193	795,624
Roku, Inc. (a)	1,773	555,570
Ross Stores, Inc.	9,956	1,083,711
Service Corp. International	24,165	1,456,183
Starbucks Corp.	14,338	1,581,625
Tapestry, Inc.	22,956	849,831
Target Corp. (c)	6,278	1,436,218
Tesla, Inc. (a)	885	686,300
The Home Depot, Inc.	5,636	1,850,073
The TJX Cos., Inc.	19,671	1,297,893
Tractor Supply Co.	7,013	1,420,904
Ulta Beauty, Inc. (a)	3,102	1,119,574
Vail Resorts, Inc. (a)	4,189	1,399,335
VF Corp.	15,671	1,049,800
Wayfair, Inc., Class A (a)(b)	2,160	551,902
Whirlpool Corp.	5,550	1,131,423
Williams-Sonoma, Inc.	4,186	742,303
Yum! Brands, Inc.	14,301	1,749,155
		67,588,442
Consumer Staples (8.9%):
Albertsons Cos., Inc., Class A	27,551	857,663
Altria Group, Inc.	33,382	1,519,549
Archer-Daniels-Midland Co.	29,111	1,746,951
Brown-Forman Corp., Class B	26,411	1,769,801
Bunge Ltd.	16,741	1,361,378
Campbell Soup Co.	37,414	1,564,279
Church & Dwight Co., Inc.	26,120	2,156,728
Colgate-Palmolive Co.	31,362	2,370,340
Conagra Brands, Inc.	52,332	1,772,485
Constellation Brands, Inc., Class A	8,150	1,717,124
Costco Wholesale Corp.	4,827	2,169,012
Darling Ingredients, Inc. (a)	10,857	780,618
General Mills, Inc.	32,962	1,971,787
Hormel Foods Corp.	38,749	1,588,709
Kellogg Co.	29,267	1,870,747
Keurig Dr Pepper, Inc.	61,749	2,109,346
Kimberly-Clark Corp.	15,973	2,115,464
McCormick & Co., Inc.	26,198	2,122,824
Mondelez International, Inc., Class A	37,845	2,201,822
Monster Beverage Corp. (a)	17,696	1,571,936
PepsiCo, Inc.	15,739	2,367,303
Philip Morris International, Inc.	21,050	1,995,330
Sysco Corp.	17,340	1,361,190
The Clorox Co.	8,681	1,437,660
The Coca-Cola Co.	42,690	2,239,944
The Estee Lauder Cos., Inc.	4,046	1,213,517
The Hershey Co.	14,557	2,463,772
The J.M. Smucker Co.	13,502	1,620,645
The Kraft Heinz Co.	45,823	1,687,203
The Kroger Co.	27,750	1,121,932
The Procter & Gamble Co.	17,239	2,410,012
Tyson Foods, Inc., Class A	20,297	1,602,245
Walgreens Boots Alliance, Inc.	25,651	1,206,880
Walmart, Inc.	14,604	2,035,506
		60,101,702
Energy (1.9%):
Chevron Corp.	14,110	1,431,459
ConocoPhillips	17,458	1,183,129
Continental Resources, Inc. (b)	14,997	692,112

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Devon Energy Corp.	22,986	$816,233
EOG Resources, Inc.	11,302	907,211
Halliburton Co.	39,053	844,326
Kinder Morgan, Inc.	84,759	1,418,018
ONEOK, Inc.	21,189	1,228,750
Pioneer Natural Resources Co.	6,017	1,001,891
Schlumberger NV	30,561	905,828
Texas Pacific Land Corp.	520	628,867
The Williams Cos., Inc.	60,912	1,580,057
		12,637,881
Financials (15.7%):
Aflac, Inc.	31,426	1,638,237
Ally Financial, Inc.	21,952	1,120,650
American Express Co.	8,406	1,408,257
American Financial Group, Inc.	7,137	898,049
American International Group, Inc.	21,747	1,193,693
Ameriprise Financial, Inc.	5,090	1,344,371
Aon PLC, Class A	5,348	1,528,298
Apollo Global Management, Inc. (b)	21,590	1,329,728
Arch Capital Group Ltd. (a)	38,777	1,480,506
Ares Management Corp., Class A	17,447	1,288,112
Arthur J. Gallagher & Co.	13,247	1,969,167
Bank of America Corp.	33,479	1,421,184
Berkshire Hathaway, Inc., Class B (a)	7,906	2,157,864
BlackRock, Inc.	1,675	1,404,756
Blackstone, Inc.	12,279	1,428,539
Brown & Brown, Inc.	31,948	1,771,517
Capital One Financial Corp.	7,049	1,141,727
Cboe Global Markets, Inc.	10,033	1,242,687
Chubb Ltd.	8,000	1,387,840
Cincinnati Financial Corp.	11,270	1,287,259
Citigroup, Inc.	18,084	1,269,135
Citizens Financial Group, Inc.	24,346	1,143,775
CME Group, Inc.	7,856	1,519,193
CNA Financial Corp.	35,824	1,503,175
Discover Financial Services	8,514	1,045,945
East West Bancorp, Inc.	14,172	1,098,897
Everest Re Group Ltd.	5,694	1,427,941
FactSet Research Systems, Inc.	4,212	1,662,813
Fidelity National Financial, Inc.	28,503	1,292,326
Fifth Third Bancorp	28,833	1,223,673
First Republic Bank	6,754	1,302,712
Franklin Resources, Inc.	31,874	947,295
Huntington Bancshares, Inc.	70,870	1,095,650
Interactive Brokers Group, Inc.	19,249	1,199,983
Intercontinental Exchange, Inc.	17,838	2,048,159
Invesco Ltd.	38,495	928,114
JPMorgan Chase & Co.	10,208	1,670,948
KeyCorp	53,786	1,162,853
KKR & Co., Inc.	23,660	1,440,421
Lincoln National Corp.	14,087	968,481
Loews Corp.	29,026	1,565,372
LPL Financial Holdings, Inc.	7,962	1,248,123
M&T Bank Corp.	8,139	1,215,478
Markel Corp. (a)	1,249	1,492,717
MarketAxess Holdings, Inc.	2,354	990,304
Marsh & McLennan Cos., Inc.	13,751	2,082,314
MetLife, Inc.	22,032	1,360,035
Moody's Corp.	5,072	1,801,118
Morgan Stanley	12,899	1,255,202
Morningstar, Inc.	5,353	1,386,588
MSCI, Inc.	2,344	1,425,949
Nasdaq, Inc.	9,922	1,915,144
Northern Trust Corp.	11,900	1,282,939
Principal Financial Group, Inc.	19,085	1,229,074
Prudential Financial, Inc.	13,201	1,388,745
Raymond James Financial, Inc.	15,795	1,457,563

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	53,627	$1,142,791
S&P Global, Inc.	4,027	1,711,032
Signature Bank	3,454	940,455
State Street Corp.	12,475	1,056,882
SVB Financial Group (a)	1,675	1,083,524
Synchrony Financial	21,055	1,029,168
T. Rowe Price Group, Inc.	6,917	1,360,574
The Allstate Corp.	13,569	1,727,469
The Bank of New York Mellon Corp.	24,993	1,295,637
The Carlyle Group, Inc.	28,707	1,357,267
The Charles Schwab Corp.	16,180	1,178,551
The Goldman Sachs Group, Inc.	3,355	1,268,291
The Hartford Financial Services Group, Inc.	16,244	1,141,141
The PNC Financial Services Group, Inc.	7,025	1,374,371
The Progressive Corp.	17,786	1,607,677
The Travelers Cos., Inc.	10,421	1,584,096
Tradeweb Markets, Inc., Class A	17,548	1,417,527
Truist Financial Corp.	21,791	1,278,042
U.S. Bancorp	23,238	1,381,267
UWM Holdings Corp. (b)	87,436	607,680
W.R. Berkley Corp.	23,512	1,720,608
Wells Fargo & Co.	22,789	1,057,638
		105,812,283
Health Care (14.0%):
Abbott Laboratories	13,122	1,550,102
AbbVie, Inc.	15,523	1,674,466
ABIOMED, Inc. (a)	2,954	961,586
Agilent Technologies, Inc.	10,860	1,710,776
Align Technology, Inc. (a)	1,312	873,044
Amgen, Inc.	7,726	1,642,934
Anthem, Inc.	4,132	1,540,410
Avantor, Inc. (a)	32,514	1,329,823
Baxter International, Inc.	27,663	2,224,935
Becton, Dickinson & Co.	7,845	1,928,458
Biogen, Inc. (a)	1,984	561,452
BioMarin Pharmaceutical, Inc. (a)	15,453	1,194,362
Bio-Rad Laboratories, Inc., Class A (a)	1,766	1,317,348
Bio-Techne Corp.	2,135	1,034,557
Boston Scientific Corp. (a)	35,725	1,550,108
Bruker Corp.	16,500	1,288,650
Cardinal Health, Inc.	24,232	1,198,515
Catalent, Inc. (a)	9,532	1,268,423
Centene Corp. (a)	19,155	1,193,548
Cerner Corp.	28,517	2,011,019
Charles River Laboratories International, Inc. (a)	3,231	1,333,337
Cigna Corp.	6,425	1,286,028
CVS Health Corp.	19,815	1,681,501
Danaher Corp.	4,718	1,436,348
DaVita, Inc. (a)	11,018	1,280,953
DENTSPLY SIRONA, Inc.	20,208	1,173,074
DexCom, Inc. (a)	1,901	1,039,581
Edwards Lifesciences Corp. (a)	13,959	1,580,298
Eli Lilly & Co.	4,321	998,367
Gilead Sciences, Inc. (c)	24,211	1,691,138
HCA Healthcare, Inc.	5,023	1,219,183
Henry Schein, Inc. (a)	17,874	1,361,284
Hologic, Inc. (a)	15,764	1,163,541
Horizon Therapeutics PLC (a)	7,789	853,207
Humana, Inc.	4,007	1,559,324
IDEXX Laboratories, Inc. (a)	1,999	1,243,178
Illumina, Inc. (a)	2,158	875,306
Incyte Corp. (a)	16,122	1,108,871
Intuitive Surgical, Inc. (a)	1,258	1,250,641
IQVIA Holdings, Inc. (a)	6,808	1,630,788
Johnson & Johnson (c)	14,016	2,263,584
Laboratory Corp. of America Holdings (a)	5,760	1,621,094
Masimo Corp. (a)	5,053	1,367,898
Medtronic PLC	14,360	1,800,026

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	27,083	$2,034,204
Mettler-Toledo International, Inc. (a)	1,014	1,396,643
Moderna, Inc. (a)	1,247	479,920
Molina Healthcare, Inc. (a)	4,634	1,257,250
PerkinElmer, Inc.	6,666	1,155,151
Pfizer, Inc.	37,460	1,611,155
Quest Diagnostics, Inc.	11,609	1,686,904
Regeneron Pharmaceuticals, Inc. (a)	2,180	1,319,292
Repligen Corp. (a)	3,048	880,841
ResMed, Inc.	4,769	1,256,870
Seagen, Inc. (a)	5,795	983,991
STERIS PLC	7,920	1,617,898
Stryker Corp.	6,717	1,771,407
Teleflex, Inc.	3,467	1,305,499
The Cooper Cos., Inc.	3,686	1,523,461
Thermo Fisher Scientific, Inc.	2,680	1,531,164
UnitedHealth Group, Inc.	4,762	1,860,704
Universal Health Services, Inc., Class B	9,126	1,262,765
Veeva Systems, Inc., Class A (a)	3,133	902,837
Vertex Pharmaceuticals, Inc. (a)	6,992	1,268,279
Waters Corp. (a)	3,906	1,395,614
West Pharmaceutical Services, Inc.	3,696	1,569,100
Zimmer Biomet Holdings, Inc.	10,832	1,585,371
Zoetis, Inc.	8,703	1,689,600
		94,218,986
Industrials (16.2%):
3M Co.	10,035	1,760,340
AGCO Corp.	7,046	863,346
Allegion PLC	11,232	1,484,646
AMERCO, Inc.	2,012	1,299,812
AMETEK, Inc.	13,853	1,717,911
AO Smith Corp.	19,073	1,164,788
Builders FirstSource, Inc. (a)	16,733	865,765
C.H. Robinson Worldwide, Inc.	17,389	1,512,843
Carlisle Cos., Inc.	7,894	1,569,248
Carrier Global Corp.	22,708	1,175,366
Caterpillar, Inc.	6,744	1,294,646
Cintas Corp.	3,713	1,413,391
Copart, Inc. (a)	10,473	1,452,815
CoStar Group, Inc. (a)(c)	14,989	1,289,953
CSX Corp.	49,408	1,469,394
Cummins, Inc.	6,424	1,442,573
Deere & Co.	3,264	1,093,668
Dover Corp.	10,287	1,599,629
Eaton Corp. PLC	10,091	1,506,687
Emerson Electric Co.	16,187	1,524,815
Enphase Energy, Inc. (a)	3,041	456,059
Equifax, Inc.	4,629	1,173,081
Expeditors International of Washington, Inc.	14,528	1,730,721
Fastenal Co.	32,195	1,661,584
FedEx Corp.	5,093	1,116,844
Fortive Corp.	22,183	1,565,454
Fortune Brands Home & Security, Inc.	13,621	1,217,990
Generac Holdings, Inc. (a)	1,787	730,293
General Dynamics Corp.	10,000	1,960,300
Graco, Inc.	22,547	1,577,614
HEICO Corp.	10,771	1,420,372
Honeywell International, Inc.	7,993	1,696,754
Howmet Aerospace, Inc.	33,778	1,053,874
Hubbell, Inc.	7,324	1,323,227
IDEX Corp.	8,318	1,721,410
Illinois Tool Works, Inc.	9,635	1,990,880
Ingersoll Rand, Inc. (a)(c)	23,990	1,209,336
J.B. Hunt Transport Services, Inc.	7,944	1,328,396
Jacobs Engineering Group, Inc.	10,893	1,443,649
Johnson Controls International PLC	23,017	1,566,997
L3Harris Technologies, Inc.	7,976	1,756,634

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Lennox International, Inc.	4,342	$1,277,286
Lockheed Martin Corp.	5,891	2,032,984
Masco Corp.	26,889	1,493,684
Nordson Corp.	6,781	1,614,895
Norfolk Southern Corp.	6,300	1,507,275
Northrop Grumman Corp.	5,402	1,945,530
Old Dominion Freight Line, Inc.	5,130	1,467,077
Otis Worldwide Corp.	19,305	1,588,415
PACCAR, Inc.	17,397	1,372,971
Parker-Hannifin Corp.	4,808	1,344,413
Quanta Services, Inc.	11,675	1,328,848
Raytheon Technologies Corp.	17,968	1,544,529
Republic Services, Inc. (c)	17,809	2,138,149
Robert Half International, Inc.	14,242	1,428,900
Rockwell Automation, Inc.	5,049	1,484,608
Rollins, Inc.	36,638	1,294,421
Roper Technologies, Inc.	3,875	1,728,754
Snap-on, Inc.	6,299	1,316,176
Stanley Black & Decker, Inc.	8,383	1,469,624
Teledyne Technologies, Inc. (a)	2,917	1,253,085
Textron, Inc.	16,479	1,150,399
The Toro Co.	15,765	1,535,669
Trane Technologies PLC	7,781	1,343,390
TransDigm Group, Inc. (a)	2,076	1,296,607
TransUnion	12,324	1,384,108
Trex Co., Inc. (a)	9,445	962,729
Union Pacific Corp.	7,917	1,551,811
United Parcel Service, Inc., Class B	7,445	1,355,734
United Rentals, Inc. (a)	2,777	974,533
Verisk Analytics, Inc.	7,517	1,505,430
W.W. Grainger, Inc.	3,771	1,482,229
Waste Management, Inc.	14,882	2,222,776
Watsco, Inc.	5,214	1,379,729
Westinghouse Air Brake Technologies Corp.	14,251	1,228,579
Xylem, Inc.	12,600	1,558,368
		108,766,820
Information Technology (15.3%):
Accenture PLC, Class A	5,632	1,801,789
Adobe, Inc. (a)	2,263	1,302,854
Advanced Micro Devices, Inc. (a)	8,321	856,231
Akamai Technologies, Inc. (a)	12,011	1,256,231
Amphenol Corp., Class A	23,085	1,690,515
Analog Devices, Inc.	7,881	1,319,910
ANSYS, Inc. (a)	3,033	1,032,585
Apple, Inc.	8,980	1,270,670
Applied Materials, Inc.	5,919	761,953
Arista Networks, Inc. (a)	3,897	1,339,165
Autodesk, Inc. (a)	3,758	1,071,669
Automatic Data Processing, Inc.	8,927	1,784,686
Black Knight, Inc. (a)	21,567	1,552,824
Booz Allen Hamilton Holding Corp.	18,921	1,501,381
Broadcom, Inc.	2,515	1,219,599
Broadridge Financial Solutions, Inc.	10,735	1,788,880
Cadence Design Systems, Inc. (a)	6,782	1,027,066
CDW Corp.	7,739	1,408,653
Cisco Systems, Inc.	34,319	1,867,983
Citrix Systems, Inc.	11,425	1,226,702
Cognex Corp.	14,207	1,139,686
Cognizant Technology Solutions Corp., Class A	20,051	1,487,985
Corning, Inc.	34,327	1,252,592
Dell Technologies, Inc., Class C (a)	14,101	1,467,068
Dynatrace, Inc. (a)	11,713	831,272
Entegris, Inc.	7,591	955,707
EPAM Systems, Inc. (a)	2,044	1,166,061
F5 Networks, Inc. (a)	6,662	1,324,272
Fair Isaac Corp. (a)	2,580	1,026,659
Fidelity National Information Services, Inc.	10,923	1,329,111
Fiserv, Inc. (a)	14,137	1,533,865

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	5,546	$1,449,003
Fortinet, Inc. (a)	3,655	1,067,406
Gartner, Inc. (a)	3,788	1,151,097
Global Payments, Inc.	7,941	1,251,343
GoDaddy, Inc., Class A (a)	15,222	1,060,973
Hewlett Packard Enterprise Co.	85,659	1,220,641
HP, Inc.	42,276	1,156,671
Intel Corp.	19,969	1,063,948
International Business Machines Corp.	11,321	1,572,827
Intuit, Inc.	2,475	1,335,287
Jack Henry & Associates, Inc.	9,215	1,511,813
Keysight Technologies, Inc. (a)	8,912	1,464,153
KLA Corp.	2,481	829,919
Lam Research Corp.	1,323	752,985
Leidos Holdings, Inc.	13,849	1,331,304
Mastercard, Inc., Class A	4,112	1,429,660
Microchip Technology, Inc.	6,039	926,926
Micron Technology, Inc.	11,908	845,230
Microsoft Corp. (c)	5,895	1,661,918
Monolithic Power Systems, Inc.	1,748	847,221
Motorola Solutions, Inc.	7,657	1,778,874
NetApp, Inc.	12,888	1,156,827
NortonLifeLock, Inc.	45,314	1,146,444
NVIDIA Corp.	4,003	829,262
NXP Semiconductors NV	4,297	841,653
ON Semiconductor Corp. (a)	18,337	839,285
Oracle Corp.	16,699	1,454,984
Paychex, Inc.	16,924	1,903,104
Paycom Software, Inc. (a)	1,885	934,489
Paylocity Holding Corp. (a)	3,362	942,705
PayPal Holdings, Inc. (a)	3,496	909,694
Pegasystems, Inc.	8,106	1,030,273
PTC, Inc. (a)	6,853	820,921
Qorvo, Inc. (a)	5,128	857,350
QUALCOMM, Inc.	7,796	1,005,528
salesforce.com, Inc. (a)	5,565	1,509,339
Seagate Technology Holdings PLC	10,249	845,748
ServiceNow, Inc. (a)(c)	1,638	1,019,278
Skyworks Solutions, Inc. (b)	5,065	834,611
Square, Inc., Class A (a)	2,571	616,629
SS&C Technologies Holdings, Inc.	22,518	1,562,749
Synopsys, Inc. (a)	3,534	1,058,115
TE Connectivity Ltd.	10,079	1,383,040
Teradyne, Inc.	6,695	730,893
Texas Instruments, Inc.	6,743	1,296,072
The Trade Desk, Inc., Class A (a)	6,898	484,929
Trimble, Inc. (a)	13,326	1,096,064
Tyler Technologies, Inc. (a)	2,592	1,188,821
Ubiquiti, Inc. (b)	2,387	712,925
VeriSign, Inc. (a)	8,527	1,748,120
Visa, Inc., Class A	7,447	1,658,819
VMware, Inc., Class A (a)(b)	9,179	1,364,917
Western Digital Corp. (a)	12,209	689,076
Zebra Technologies Corp. (a)	2,300	1,185,466
Zoom Video Communications, Inc., Class A (a)	2,361	617,402
		102,580,355
Materials (5.0%):
Air Products & Chemicals, Inc.	6,077	1,556,380
Albemarle Corp.	3,298	722,163
Avery Dennison Corp.	6,698	1,387,893
Ball Corp.	16,412	1,476,588
Celanese Corp.	8,779	1,322,469
Cleveland-Cliffs, Inc. (a)	22,015	436,117
Corteva, Inc.	29,877	1,257,224
Crown Holdings, Inc.	12,988	1,308,931
Dow, Inc.	19,153	1,102,447
DuPont de Nemours, Inc.	16,547	1,125,030

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	11,626	$1,171,203
Ecolab, Inc.	7,955	1,659,572
FMC Corp.	14,441	1,322,218
Freeport-McMoRan, Inc.	18,722	609,027
International Flavors & Fragrances, Inc.	7,675	1,026,301
International Paper Co.	24,239	1,355,445
LyondellBasell Industries NV, Class A	11,531	1,082,184
Martin Marietta Materials, Inc.	3,384	1,156,245
Newmont Corp.	22,522	1,222,945
Nucor Corp.	7,621	750,592
Packaging Corp. of America	11,536	1,585,508
PPG Industries, Inc.	9,509	1,359,882
RPM International, Inc.	21,927	1,702,631
Steel Dynamics, Inc.	13,258	775,328
The Mosaic Co.	25,736	919,290
The Sherwin-Williams Co.	6,659	1,862,722
Vulcan Materials Co.	7,226	1,222,350
Westlake Chemical Corp.	12,562	1,144,901
		33,623,586
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	13,890	1,352,330
Jones Lang LaSalle, Inc. (a)	4,827	1,197,531
		2,549,861
Utilities (7.1%):
Alliant Energy Corp.	31,972	1,789,793
Ameren Corp.	22,872	1,852,632
American Electric Power Co., Inc. (c)	23,568	1,913,250
American Water Works Co., Inc.	9,344	1,579,510
Atmos Energy Corp.	18,349	1,618,382
Avangrid, Inc.	35,166	1,709,068
CenterPoint Energy, Inc. (b)	61,718	1,518,263
CMS Energy Corp.	30,992	1,851,152
Consolidated Edison, Inc. (c)	28,310	2,055,023
Dominion Energy, Inc.	26,560	1,939,411
DTE Energy Co.	17,140	1,914,709
Duke Energy Corp. (c)	21,084	2,057,588
Edison International	29,044	1,611,071
Entergy Corp.	15,985	1,587,470
Essential Utilities, Inc.	34,690	1,598,515
Evergy, Inc. (b)(c)	27,839	1,731,586
Eversource Energy (c)	19,270	1,575,515
Exelon Corp.	38,147	1,844,026
FirstEnergy Corp.	45,068	1,605,322
NextEra Energy, Inc. (c)	18,581	1,458,980
NRG Energy, Inc.	19,506	796,430
PG&E Corp. (a)	118,466	1,137,274
PPL Corp.	67,607	1,884,883
Public Service Enterprise Group, Inc.	29,080	1,770,972
Sempra Energy	13,687	1,731,405
The Southern Co. (c)	32,847	2,035,529
WEC Energy Group, Inc. (c)	19,660	1,734,012
Xcel Energy, Inc. (c)	27,939	1,746,187
		47,647,958
Total Common Stocks (Cost $526,828,649)		668,213,934

Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	190,405	190,405
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	5,642,994	5,642,994
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	95,021	95,021
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	757,671	757,671

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	3,406,635	$3,406,635
Total Collateral for Securities Loaned (Cost $10,092,726)		10,092,726
Total Investments (Cost $536,921,375) — 101.0%		678,306,660
Liabilities in excess of other assets — (1.0)%		(6,784,809)
NET ASSETS - 100.00%		$671,521,851

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	12/17/21	$3,121,866	$3,008,425	$(113,441)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(113,441)
	Total net unrealized appreciation (depreciation)				$(113,441)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Banks (15.5%):
1st Source Corp.	1,436	$67,837
Amerant Bancorp, Inc. (a)	1,749	43,270
Atlantic Union Bankshares Corp.	1,592	58,665
Banc of California, Inc.	3,289	60,814
BancFirst Corp.	1,089	65,471
Banner Corp.	1,001	55,265
Berkshire Hills Bancorp, Inc.	1,879	50,695
Brookline Bancorp, Inc.	4,626	70,593
Byline Bancorp, Inc.	2,542	62,432
City Holding Co.	1,074	83,675
Columbia Banking System, Inc.	1,606	61,012
ConnectOne Bancorp, Inc.	2,022	60,680
Customers Bancorp, Inc.	1,113	47,881
CVB Financial Corp.	3,358	68,402
Dime Community Bancshares, Inc.	1,663	54,314
Eagle Bancorp, Inc.	1,084	62,330
Enterprise Financial Services Corp.	1,384	62,668
FB Financial Corp.	1,536	65,864
First BanCorp/Puerto Rico	4,252	55,914
First Bancorp/Southern Pines NC	1,427	61,375
First Busey Corp.	2,803	69,038
First Commonwealth Financial Corp.	4,598	62,671
First Financial Bancorp	2,360	55,248
First Foundation, Inc.	2,644	69,537
First Interstate BancSystem, Inc., Class A	1,563	62,926
First Merchants Corp.	1,474	61,672
Fulton Financial Corp.	3,952	60,387
German American Bancorp, Inc.	1,837	70,963
Great Western Bancorp, Inc.	1,686	55,200
Heartland Financial USA, Inc.	1,444	69,428
Heritage Financial Corp.	2,499	63,724
Hilltop Holdings, Inc.	1,613	52,697
Hope Bancorp, Inc.	4,119	59,478
Independent Bank Corp.	873	66,479
International Bancshares Corp.	1,392	57,963
Lakeland Bancorp, Inc.	3,797	66,941
Lakeland Financial Corp.	976	69,530
Live Oak Bancshares, Inc.	640	40,723
National Bank Holdings Corp., Class A	1,818	73,593
NBT Bancorp, Inc.	1,897	68,520
OFG Bancorp	2,004	50,541
Old National Bancorp	4,531	76,800
Origin Bancorp, Inc.	1,392	58,951
Park National Corp.	561	68,414
Preferred Bank	1,033	68,880
Renasant Corp.	1,802	64,962
Republic Bancorp, Inc., Class A	1,455	73,696
S&T Bancorp, Inc.	1,965	57,909
Sandy Spring Bancorp, Inc.	1,401	64,194
Seacoast Banking Corp. of Florida	1,761	59,539
Silvergate Capital Corp., Class A (a)	165	19,057
Southside Bancshares, Inc. (b)	1,880	71,985
Stock Yards Bancorp, Inc.	1,460	85,629
The Bancorp, Inc. (a)	1,709	43,494
Tompkins Financial Corp. (c)	771	62,382
Towne Bank	2,081	64,740
TriCo Bancshares	1,570	68,138
Triumph Bancorp, Inc. (a)	568	56,874
Trustmark Corp.	1,972	63,538
United Community Banks, Inc.	2,059	67,576
Veritex Holdings, Inc.	1,673	65,849
Washington Trust Bancorp, Inc.	1,240	65,695
WesBanco, Inc.	1,761	60,015
Westamerica Bancorp	1,441	81,071
		3,995,804

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Capital Markets (2.3%):
B Riley Financial, Inc.	634	$37,431
BGC Partners, Inc., Class A	9,196	47,911
Brightsphere Investment Group, Inc.	2,182	57,016
Cowen, Inc., Class A	1,013	34,756
Donnelley Financial Solutions, Inc. (a)	1,212	41,960
Piper Sandler Cos.	409	56,630
PJT Partners, Inc., Class A	876	69,300
Sculptor Capital Management, Inc.	1,624	45,293
StoneX Group, Inc. (a)	795	52,391
Victory Capital Holdings, Inc., Class A	1,685	58,992
Virtus Investment Partners, Inc.	176	54,616
WisdomTree Investments, Inc.	7,654	43,398
		599,694
Communication Services (2.6%):
AMC Networks, Inc., Class A (a)	600	27,954
Boston Omaha Corp., Class A (a)	987	38,276
Cars.com, Inc. (a)	2,761	34,927
Gray Television, Inc.	2,642	60,290
IDT Corp., Class B (a)	666	27,939
Loral Space & Communications, Inc.	819	35,225
QuinStreet, Inc. (a)	3,031	53,224
Sciplay Corp., Class A (a)(c)	2,033	42,063
Shenandoah Telecommunications Co.	1,085	34,264
TechTarget, Inc. (a)	452	37,254
Telephone & Data Systems, Inc.	2,808	54,756
The EW Scripps Co., Class A	2,634	47,570
Thryv Holdings, Inc. (a)	783	23,521
United States Cellular Corp. (a)	1,870	59,634
WideOpenWest, Inc. (a)	1,832	35,999
Yelp, Inc. (a)	1,149	42,789
		655,685
Consumer Discretionary (13.3%):
1-800-Flowers.com, Inc., Class A (a)	1,027	31,334
Abercrombie & Fitch Co. (a)	1,064	40,038
Accel Entertainment, Inc. (a)	4,322	52,469
Adtalem Global Education, Inc. (a)	1,468	55,505
American Axle & Manufacturing Holdings, Inc. (a)	3,845	33,874
America's Car-Mart, Inc. (a)	341	39,822
Arko Corp. (a)	4,617	46,632
Bally's Corp. (a)	672	33,694
Bed Bath & Beyond, Inc. (a)	559	9,657
Big 5 Sporting Goods Corp.	856	19,722
Big Lots, Inc.	767	33,257
Bloomin' Brands, Inc. (a)	1,691	42,275
Boot Barn Holdings, Inc. (a)	440	39,103
Brinker International, Inc. (a)	744	36,493
Carriage Services, Inc.	1,690	75,357
Cavco Industries, Inc. (a)	210	49,715
Century Communities, Inc.	515	31,647
Chuy's Holdings, Inc. (a)	1,230	38,782
Citi Trends, Inc. (a)	428	31,227
Clarus Corp.	2,264	58,026
Conn's, Inc. (a)	1,152	26,300
Denny's Corp. (a)	3,000	49,020
Dine Brands Global, Inc. (a)	538	43,691
Dorman Products, Inc. (a)	660	62,482
El Pollo Loco Holdings, Inc. (a)	3,364	56,852
Ethan Allen Interiors, Inc.	2,073	49,130
Franchise Group, Inc.	1,648	58,356
Funko, Inc., Class A (a)	1,525	27,770
Genesco, Inc. (a)	547	31,578
Gentherm, Inc. (a)	595	48,153
G-III Apparel Group Ltd. (a)	1,348	38,148
Golden Entertainment, Inc. (a)	733	35,983
GoPro, Inc., Class A (a)	2,999	28,071
Green Brick Partners, Inc. (a)	1,582	32,463

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	257	$48,285
Groupon, Inc. (a)	1,118	25,502
GrowGeneration Corp. (a)	731	18,034
Guess?, Inc.	1,593	33,469
Haverty Furniture Cos., Inc.	1,169	39,407
Hibbett, Inc.	390	27,589
Hovnanian Enterprises, Inc., Class A (a)	215	20,724
iRobot Corp. (a)	380	29,830
Jack in the Box, Inc.	620	60,345
Johnson Outdoors, Inc., Class A	522	55,228
Lands' End, Inc. (a)	756	17,796
La-Z-Boy, Inc.	1,642	52,922
Liquidity Services, Inc. (a)	999	21,588
Lumber Liquidators Holdings, Inc. (a)	1,963	36,669
M/I Homes, Inc. (a)	671	38,784
Malibu Boats, Inc., Class A (a)	633	44,297
MarineMax, Inc. (a)	682	33,091
Monarch Casino & Resort, Inc. (a)	770	51,582
Monro, Inc.	985	56,647
Movado Group, Inc.	1,104	34,765
OneWater Marine, Inc.	926	37,234
Oxford Industries, Inc.	546	49,233
Party City Holdco, Inc. (a)	3,891	27,626
Perdoceo Education Corp. (a)	5,320	56,179
Ruth's Hospitality Group, Inc. (a)	2,161	44,754
Sally Beauty Holdings, Inc. (a)	1,969	33,178
Shoe Carnival, Inc.	1,123	36,408
Sleep Number Corp. (a)	418	39,075
Smith & Wesson Brands, Inc.	1,342	27,860
Sonic Automotive, Inc., Class A	892	46,866
Standard Motor Products, Inc.	1,497	65,434
Stoneridge, Inc. (a)	2,113	43,084
Strategic Education, Inc.	707	49,843
Stride, Inc. (a)	1,263	45,392
Sturm Ruger & Co., Inc. (b)	752	55,482
The Buckle, Inc.	1,107	43,826
The Children's Place, Inc. (a)	376	28,298
The Lovesac Co. (a)	507	33,508
The ODP Corp. (a)	775	31,124
TravelCenters of America, Inc. (a)	766	38,139
Tri Pointe Homes, Inc. (a)	1,906	40,064
Tupperware Brands Corp. (a)	1,344	28,385
Universal Electronics, Inc. (a)	1,093	53,830
Vista Outdoor, Inc. (a)	885	35,674
Visteon Corp. (a)	455	42,947
Winmark Corp.	363	78,056
Winnebago Industries, Inc.	657	47,600
Workhorse Group, Inc. (a)(c)	1,672	12,791
WW International, Inc. (a)	1,407	25,678
XPEL, Inc. (a)	428	32,468
Zumiez, Inc. (a)	1,093	43,458
		3,406,674
Consumer Finance (1.1%):
Atlanticus Holdings Corp. (a)	429	22,763
Encore Capital Group, Inc. (a)	1,242	61,193
Enova International, Inc. (a)	1,356	46,850
Green Dot Corp., Class A (a)	1,089	54,809
PRA Group, Inc. (a)	1,609	67,803
World Acceptance Corp. (a)	163	30,902
		284,320
Consumer Staples (6.7%):
B&G Foods, Inc. (c)	1,457	43,550
BellRing Brands, Inc., Class A (a)	1,840	56,580
Calavo Growers, Inc.	1,354	51,777
Cal-Maine Foods, Inc.	2,611	94,414
Central Garden & Pet Co., Class A (a)	1,671	71,853

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Edgewell Personal Care Co.	1,523	$55,285
elf Beauty, Inc. (a)	2,010	58,390
Energizer Holdings, Inc.	1,933	75,484
Fresh Del Monte Produce, Inc.	1,605	51,713
Grocery Outlet Holding Corp. (a)	1,955	42,169
Hostess Brands, Inc. (a)	5,644	98,036
Ingles Markets, Inc., Class A	1,050	69,331
Inter Parfums, Inc.	915	68,415
John B Sanfilippo & Son, Inc.	988	80,739
Medifast, Inc.	189	36,409
MGP Ingredients, Inc.	763	49,671
Nu Skin Enterprises, Inc., Class A	1,116	45,165
PriceSmart, Inc.	882	68,399
SpartanNash Co.	3,023	66,204
Sprouts Farmers Market, Inc. (a)	2,378	55,098
The Andersons, Inc.	1,567	48,311
Tootsie Roll Industries, Inc.	1,458	44,367
TreeHouse Foods, Inc. (a)	1,427	56,909
Turning Point Brands, Inc.	987	47,129
United Natural Foods, Inc. (a)	826	39,995
Universal Corp.	1,479	71,480
USANA Health Sciences, Inc. (a)	665	61,313
Vector Group Ltd.	3,681	46,933
Weis Markets, Inc. (b)	1,156	60,748
		1,715,867
Diversified Financial Services (0.3%):
Cannae Holdings, Inc. (a)	2,066	64,273

Energy (1.5%):
Altus Midstream Co., Class A	649	44,800
Archrock, Inc.	6,967	57,478
Bonanza Creek Energy, Inc. (c)	879	42,104
Cactus, Inc., Class A	983	37,079
CONSOL Energy, Inc. (a)	1,179	30,677
Core Laboratories NV	1,315	36,491
Renewable Energy Group, Inc. (a)	585	29,367
Transocean Ltd. (a)	6,143	23,282
Whiting Petroleum Corp. (a)	797	46,553
World Fuel Services Corp. (b)	1,351	45,421
		393,252
Health Care (9.0%):
Addus HomeCare Corp. (a)	583	46,494
Amneal Pharmaceuticals, Inc. (a)	6,077	32,451
Amphastar Pharmaceuticals, Inc. (a)	3,978	75,622
Antares Pharma, Inc. (a)	12,127	44,142
Atrion Corp.	102	71,145
Avanos Medical, Inc. (a)	1,783	55,630
Avid Bioservices, Inc. (a)	1,404	30,284
BioLife Solutions, Inc. (a)	577	24,419
Cara Therapeutics, Inc. (a)	1,696	26,203
Collegium Pharmaceutical, Inc. (a)	1,940	38,296
Community Health Systems, Inc. (a)	2,231	26,103
Corcept Therapeutics, Inc. (a)	3,180	62,582
CorVel Corp. (a)	467	86,965
Cross Country Healthcare, Inc. (a)	1,640	34,834
Cutera, Inc. (a)	698	32,527
Eagle Pharmaceuticals, Inc. (a)	930	51,875
Fulgent Genetics, Inc. (a)	211	18,979
Hanger, Inc. (a)	2,485	54,571
HealthStream, Inc. (a)	2,555	73,022
Innoviva, Inc. (a)	3,875	64,751
Ironwood Pharmaceuticals, Inc. (a)	4,478	58,483
LeMaitre Vascular, Inc.	1,025	54,417
Lexicon Pharmaceuticals, Inc. (a)	2,960	14,238
Ligand Pharmaceuticals, Inc. (a)	241	33,576
Meridian Bioscience, Inc. (a)	1,559	29,995
ModivCare, Inc. (a)	234	42,499

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
National HealthCare Corp. (b)	857	$59,973
National Research Corp.	1,218	51,363
Natus Medical, Inc. (a)	1,951	48,931
NextGen Healthcare, Inc. (a)	3,438	48,476
OPKO Health, Inc. (a)	9,105	33,233
OptimizeRx Corp. (a)	451	38,583
OraSure Technologies, Inc. (a)	3,606	40,784
Organogenesis Holdings, Inc. (a)	1,554	22,129
Owens & Minor, Inc.	705	22,059
Pacira BioSciences, Inc. (a)	967	54,152
Patterson Cos., Inc. (b)	1,921	57,899
Phibro Animal Health Corp., Class A	2,450	52,773
Prestige Consumer Healthcare, Inc. (a)	1,379	77,376
RadNet, Inc. (a)	1,220	35,758
Sage Therapeutics, Inc. (a)	786	34,828
Simulations Plus, Inc.	892	35,234
Supernus Pharmaceuticals, Inc. (a)	1,623	43,285
Surmodics, Inc. (a)	928	51,597
Tactile Systems Technology, Inc. (a)	1,038	46,139
The Joint Corp. (a)	345	33,817
The Pennant Group, Inc. (a)	1,257	35,309
U.S. Physical Therapy, Inc.	388	42,913
uniQure NV (a)	1,306	41,805
Vanda Pharmaceuticals, Inc. (a)	2,616	44,838
Vericel Corp. (a)	615	30,012
Xencor, Inc. (a)	1,387	45,299
		2,312,668
Industrials (21.3%):
AAR Corp. (a)	1,577	51,142
ACCO Brands Corp.	5,911	50,775
AeroVironment, Inc. (a)	343	29,608
Air Transport Services Group, Inc. (a)	2,195	56,653
Alamo Group, Inc.	468	65,300
Albany International Corp.	779	59,882
American Woodmark Corp. (a)	730	47,720
Apogee Enterprises, Inc.	1,212	45,765
ArcBest Corp.	623	50,943
Arcosa, Inc.	995	49,919
Argan, Inc.	1,602	69,959
Astec Industries, Inc.	801	43,102
Atlas Air Worldwide Holdings, Inc. (a)	820	66,978
AZZ, Inc.	1,284	68,309
Babcock & Wilcox Enterprises, Inc. (a)	3,645	23,364
Barnes Group, Inc.	1,314	54,833
Brady Corp., Class A	1,517	76,912
BrightView Holdings, Inc. (a)	3,769	55,630
CBIZ, Inc. (a)	2,687	86,898
Columbus McKinnon Corp.	1,326	64,112
Comfort Systems USA, Inc.	812	57,912
Construction Partners, Inc., Class A (a)	1,399	46,685
Cornerstone Building Brands, Inc. (a)	2,168	31,674
CRA International, Inc.	564	56,028
CSW Industrials, Inc.	520	66,404
Deluxe Corp.	1,298	46,585
DMC Global, Inc. (a)	875	32,296
Douglas Dynamics, Inc.	1,516	55,031
Ducommun, Inc. (a)	970	48,839
Dycom Industries, Inc. (a)	487	34,694
Eagle Bulk Shipping, Inc. (a)	627	31,613
Echo Global Logistics, Inc. (a)	1,469	70,086
Encore Wire Corp.	766	72,640
Energy Recovery, Inc. (a)	2,062	39,240
Enerpac Tool Group Corp.	2,343	48,570
EnPro Industries, Inc.	756	65,863
ESCO Technologies, Inc.	821	63,217
Federal Signal Corp.	1,771	68,396
Forrester Research, Inc. (a)	1,330	65,516

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Forward Air Corp.	792	$65,752
Franklin Covey Co. (a)	1,288	52,538
Gibraltar Industries, Inc. (a)	679	47,292
Global Industrial Co.	1,201	45,506
GMS, Inc. (a)	993	43,493
GrafTech International Ltd.	3,866	39,897
Great Lakes Dredge & Dock Corp. (a)	4,028	60,782
Griffon Corp.	2,227	54,784
H&E Equipment Services, Inc.	1,283	44,533
Healthcare Services Group	2,062	51,529
Heartland Express, Inc.	5,634	90,257
Heidrick & Struggles International, Inc.	1,425	63,598
Helios Technologies, Inc.	814	66,838
Heritage-Crystal Clean, Inc. (a)	1,726	50,019
HNI Corp.	1,541	56,585
Hub Group, Inc., Class A (a)	953	65,519
Huron Consulting Group, Inc. (a)	1,113	57,876
Hyster-Yale Materials Handling, Inc.	726	36,489
ICF International, Inc.	836	74,646
IES Holdings, Inc. (a)	1,038	47,426
Insteel Industries, Inc.	1,236	47,030
Interface, Inc.	3,330	50,449
JELD-WEN Holding, Inc. (a)	1,673	41,875
Kadant, Inc.	326	66,537
KAR Auction Services, Inc. (a)	2,576	42,221
Kelly Services, Inc., Class A	2,847	53,751
Kforce, Inc.	1,147	68,407
Lindsay Corp.	408	61,930
Marten Transport Ltd.	4,560	71,546
Matthews International Corp., Class A	1,718	59,597
McGrath RentCorp	985	70,871
Mercury Systems, Inc. (a)	955	45,286
Meritor, Inc. (a)	2,064	43,984
Moog, Inc., Class A	843	64,262
Mueller Industries, Inc.	1,474	60,581
Mueller Water Products, Inc., Class A	4,756	72,386
MYR Group, Inc. (a)	488	48,556
NV5 Global, Inc. (a)	482	47,511
Omega Flex, Inc.	285	40,667
PAE, Inc. (a)	7,277	43,516
Patrick Industries, Inc.	628	52,312
PGT Innovations, Inc. (a)	2,508	47,903
Pitney Bowes, Inc.	2,212	15,949
Primoris Services Corp.	1,832	44,866
Proto Labs, Inc. (a)	461	30,703
Quanex Building Products Corp.	2,595	55,559
REV Group, Inc.	1,956	33,565
Romeo Power, Inc. (a)	3,358	16,622
Rush Enterprises, Inc., Class A	1,514	68,372
SkyWest, Inc. (a)	962	47,465
SPX Corp. (a)	1,049	56,069
Standex International Corp.	658	65,083
Steelcase, Inc., Class A	3,898	49,427
Sterling Construction Co., Inc. (a)	1,581	35,841
Tennant Co.	1,107	81,863
The Gorman-Rupp Co.	1,843	65,998
The Greenbrier Cos., Inc.	1,110	47,719
The Manitowoc Co., Inc. (a)	1,430	30,631
The Shyft Group, Inc.	1,053	40,025
Titan Machinery, Inc. (a)	1,233	31,947
TPI Composites, Inc. (a)	745	25,144
TrueBlue, Inc. (a)	1,657	44,872
Tutor Perini Corp. (a)	2,609	33,865
Veritiv Corp. (a)	278	24,898
VSE Corp.	1,082	52,120
Wabash National Corp.	3,503	53,000
		5,487,233

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Information Technology (10.5%):
A10 Networks, Inc. (a)	3,021	$40,723
ACM Research, Inc., Class A (a)	258	28,380
ADTRAN, Inc.	2,005	37,614
Alpha & Omega Semiconductor Ltd. (a)	1,095	34,350
American Software, Inc., Class A	1,434	34,057
Avaya Holdings Corp. (a)	1,985	39,283
Avid Technology, Inc. (a)	1,093	31,610
Axcelis Technologies, Inc. (a)	659	30,993
Belden, Inc.	843	49,113
Benchmark Electronics, Inc.	2,526	67,469
Calix, Inc. (a)	700	34,601
Cambium Networks Corp. (a)	723	26,165
Cass Information Systems, Inc.	1,770	74,074
ChannelAdvisor Corp. (a)	1,636	41,276
Clearfield, Inc. (a)	681	30,066
Cohu, Inc. (a)	952	30,407
CSG Systems International, Inc.	2,004	96,593
CTS Corp.	1,634	50,507
Digi International, Inc. (a)	2,049	43,070
Ebix, Inc.	807	21,733
EchoStar Corp., Class A (a)	1,754	44,745
ePlus, Inc. (a)	597	61,258
Everi Holdings, Inc. (a)	1,814	43,863
Extreme Networks, Inc. (a)	3,597	35,430
FARO Technologies, Inc. (a)	786	51,727
GreenSky, Inc., Class A (a)	4,618	51,629
Ichor Holdings Ltd. (a)	742	30,489
InterDigital, Inc.	926	62,801
Kimball Electronics, Inc. (a)	1,733	44,659
Knowles Corp. (a)	4,612	86,429
Mesa Laboratories, Inc.	341	103,105
Methode Electronics, Inc.	1,412	59,375
Mitek Systems, Inc. (a)	1,809	33,466
Napco Security Technologies, Inc. (a)	1,385	59,666
NETGEAR, Inc. (a)	1,404	44,802
NetScout Systems, Inc. (a)	2,726	73,466
OSI Systems, Inc. (a)	1,020	96,696
PC Connection, Inc.	1,263	55,610
Photronics, Inc. (a)	3,674	50,077
Plexus Corp. (a)	817	73,048
Progress Software Corp.	1,539	75,703
Ribbon Communications, Inc. (a)	5,776	34,540
Sanmina Corp. (a)	1,967	75,808
ScanSource, Inc. (a)	1,274	44,322
SMART Global Holdings, Inc. (a)	810	36,045
SolarWinds Corp.	2,270	37,977
Super Micro Computer, Inc. (a)	1,740	63,632
TTM Technologies, Inc. (a)	11,181	140,545
Ultra Clean Holdings, Inc. (a)	686	29,224
Veeco Instruments, Inc. (a)	2,303	51,150
Verra Mobility Corp. (a)	3,487	52,549
Xperi Holding Corp.	2,889	54,429
		2,700,349
Insurance (3.0%):
American Equity Investment Life Holding Co.	2,114	62,511
AMERISAFE, Inc.	1,457	81,825
Argo Group International Holdings Ltd.	1,338	69,870
eHealth, Inc. (a)	800	32,400
Employers Holdings, Inc.	1,878	74,162
Genworth Financial, Inc. (a)	8,742	32,783
HCI Group, Inc.	361	39,988
Horace Mann Educators Corp.	2,036	81,013
Palomar Holdings, Inc. (a)	470	37,990
Safety Insurance Group, Inc. (b)	1,051	83,292
Selectquote, Inc. (a)	2,629	33,993
SiriusPoint Ltd. (a)	7,105	65,792

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Stewart Information Services Corp.	1,112	$70,345
		765,964
Materials (4.2%):
AdvanSix, Inc. (a)	1,206	47,938
Boise Cascade Co.	766	41,349
Chase Corp.	596	60,881
Coeur Mining, Inc. (a)	3,713	22,909
GCP Applied Technologies, Inc. (a)	2,634	57,737
Glatfelter Corp.	3,807	53,679
Hawkins, Inc.	1,313	45,797
Innospec, Inc.	738	62,154
Koppers Holdings, Inc. (a)	1,568	49,016
Kronos Worldwide, Inc.	4,754	58,997
Materion Corp.	842	57,795
Minerals Technologies, Inc.	828	57,828
Myers Industries, Inc.	2,709	53,015
O-I Glass, Inc. (a)	2,945	42,025
Orion Engineered Carbons SA (a)	2,807	51,172
Ryerson Holding Corp.	1,236	27,526
Schnitzer Steel Industries, Inc.	811	35,530
Schweitzer-Mauduit International, Inc.	1,521	52,718
Stepan Co.	713	80,526
TimkenSteel Corp. (a)	1,834	23,989
Trinseo SA	909	49,068
Worthington Industries, Inc.	868	45,744
		1,077,393
Real Estate (1.4%):
Forestar Group, Inc. (a)	3,328	62,001
Marcus & Millichap, Inc. (a)	1,980	80,428
Newmark Group, Inc., Class A	3,384	48,425
RE/MAX Holdings, Inc.	1,832	57,085
Realogy Holdings Corp. (a)	2,065	36,220
The RMR Group, Inc., Class A	1,267	42,381
The St. Joe Co.	1,010	42,521
		369,061
Thrifts & Mortgage Finance (4.1%):
Axos Financial, Inc. (a)	1,252	64,528
Capitol Federal Financial, Inc.	7,517	86,370
Columbia Financial, Inc. (a)(b)	5,284	97,754
Federal Agricultural Mortgage Corp., Class C	684	74,228
Kearny Financial Corp.	5,701	70,863
Merchants Bancorp	1,444	56,995
Meta Financial Group, Inc.	1,168	61,297
NMI Holdings, Inc., Class A (a)	2,438	55,123
Northfield Bancorp, Inc.	4,871	83,586
Northwest Bancshares, Inc. (b)	6,407	85,085
OceanFirst Financial Corp.	2,944	63,031
Premier Financial Corp.	1,938	61,706
Provident Financial Services, Inc.	2,920	68,532
Washington Federal, Inc.	2,147	73,664
WSFS Financial Corp.	1,221	62,650
		1,065,412
Utilities (2.8%):
Avista Corp.	2,084	81,526
Chesapeake Utilities Corp.	696	83,555
MGE Energy, Inc.	1,215	89,303
Middlesex Water Co.	533	54,782
Northwest Natural Holding Co.	1,253	57,625
Otter Tail Corp. (b)	1,722	96,380
SJW Group	1,274	84,160
South Jersey Industries, Inc.	2,103	44,710
The York Water Co.	1,512	66,044

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Unitil Corp. (b)	1,352	$57,839
		715,924
Total Common Stocks (Cost $23,377,017)		25,609,573

Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	2,760	2,760
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	81,788	81,788
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	1,377	1,377
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	10,982	10,982
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	49,375	49,375
Total Collateral for Securities Loaned (Cost $146,282)		146,282
Total Investments (Cost $23,523,299) — 100.2%		25,755,855
Liabilities in excess of other assets — (0.2)%		(50,785)
NET ASSETS - 100.00%		$25,705,070

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on September 30, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	12/17/21	$109,424	$110,040	$616

	Total unrealized appreciation				$616
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$616

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.7%):
Communication Services (0.5%):
REA Group Ltd.	1,868	$214,478
Telstra Corp. Ltd.	111,911	317,894
		532,372
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	7,050	239,245

Consumer Staples (0.7%):
Coles Group Ltd.	21,757	267,184
Wesfarmers Ltd.	7,309	294,524
Woolworths Group Ltd.	10,009	284,677
		846,385
Energy (0.2%):
Woodside Petroleum Ltd.	13,908	240,058

Financials (1.8%):
ASX Ltd.	5,342	312,757
Australia & New Zealand Banking Group Ltd.	15,527	315,925
Commonwealth Bank of Australia	4,044	304,957
Macquarie Group Ltd.	2,265	297,959
National Australia Bank Ltd.	16,731	336,552
Suncorp Group Ltd.	26,395	239,623
Westpac Banking Corp.	16,796	315,644
		2,123,417
Health Care (0.5%):
CSL Ltd.	1,165	247,061
Sonic Healthcare Ltd.	9,227	271,172
		518,233
Industrials (0.3%):
Brambles Ltd.	41,078	319,774

Materials (0.5%):
BHP Group Ltd.	5,700	154,952
Fortescue Metals Group Ltd.	9,344	101,037
Newcrest Mining Ltd.	11,020	180,333
Rio Tinto Ltd.	2,186	158,288
		594,610
		5,414,094
Austria (0.5%):
Energy (0.2%):
OMV AG	3,570	215,752

Financials (0.2%):
Erste Group Bank AG	6,002	264,575

Utilities (0.1%):
Verbund AG	1,422	144,438
		624,765
Belgium (1.5%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	3,690	210,034

Financials (0.7%):
Groupe Bruxelles Lambert SA	3,280	361,198
KBC Group NV	2,402	217,107
Sofina SA	603	239,689
		817,994
Health Care (0.2%):
UCB SA	2,264	253,825

Materials (0.4%):
Solvay SA, Class A	2,099	261,703
Umicore SA (a)	2,949	175,012
		436,715
		1,718,568

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Canada (12.2%):
Communication Services (1.0%):
BCE, Inc. (b)	9,554	$478,681
Rogers Communications, Inc., Class B	5,793	270,575
TELUS Corp. (a)(b)	20,329	446,904
		1,196,160
Consumer Discretionary (0.5%):
Dollarama, Inc.	6,757	293,138
Restaurant Brands International, Inc.	4,158	254,786
		547,924
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	5,743	219,761
George Weston Ltd.	3,111	335,617
Loblaw Cos. Ltd.	5,377	369,053
Metro, Inc.	8,613	420,924
		1,345,355
Energy (0.8%):
Canadian Natural Resources Ltd.	5,091	186,169
Enbridge, Inc.	8,656	344,900
Suncor Energy, Inc.	8,476	175,758
TC Energy Corp.	5,993	288,482
		995,309
Financials (4.4%):
Bank of Montreal	3,801	379,530
Brookfield Asset Management, Inc., Class A	4,498	241,061
Canadian Imperial Bank of Commerce (a)	4,163	463,505
Fairfax Financial Holdings Ltd.	582	234,983
Great-West Lifeco, Inc.	14,939	454,634
Intact Financial Corp.	2,770	366,329
Manulife Financial Corp.	15,528	298,936
National Bank of Canada	5,455	419,032
Power Corp. of Canada	12,239	403,489
Royal Bank of Canada	5,074	504,956
Sun Life Financial, Inc.	7,559	389,172
The Bank of Nova Scotia	7,209	443,788
The Toronto-Dominion Bank	6,662	441,100
		5,040,515
Industrials (1.1%):
Canadian National Railway Co.	2,197	254,640
Canadian Pacific Railway Ltd.	3,386	221,143
Thomson Reuters Corp.	2,313	255,793
Waste Connections, Inc.	3,053	384,855
WSP Global, Inc.	1,664	199,275
		1,315,706
Information Technology (0.8%):
CGI, Inc. (c)	3,548	301,429
Constellation Software, Inc.	144	235,947
Open Text Corp.	5,989	292,356
Shopify, Inc., Class A (c)	75	101,817
		931,549
Materials (1.0%):
Aginco Eagle Mines Ltd. (a)	3,054	158,464
Barrick Gold Corp.	9,225	166,595
First Quantum Minerals Ltd.	4,813	89,123
Franco-Nevada Corp.	1,523	197,891
Nutrien Ltd.	3,649	236,880
Teck Resources Ltd., Class B	5,180	128,968
Wheaton Precious Metals Corp.	3,591	135,201
		1,113,122
Utilities (1.4%):
Emera, Inc.	12,263	555,437
Fortis, Inc.	12,403	550,320

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hydro One Ltd. (a)(d)	20,039	$473,758
		1,579,515
		14,065,155
Denmark (2.4%):
Consumer Discretionary (0.2%):
Pandora A/S	1,345	163,439

Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,683	275,173

Financials (0.4%):
Danske Bank A/S (a)	12,152	205,313
Tryg A/S	11,314	257,165
		462,478
Health Care (0.7%):
Coloplast A/S, Class B	1,309	205,254
Demant A/S (a)(c)	2,879	145,141
Genmab A/S (c)	435	190,362
Novo Nordisk A/S, Class B	2,509	242,891
		783,648
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	56	151,671
DSV A/S	913	219,115
Vestas Wind Systems A/S (a)	2,958	118,663
		489,449
Materials (0.4%):
Christian Hansen Holding A/S	2,489	203,342
Novozymes A/S, B Shares	3,202	219,489
		422,831
Utilities (0.1%):
Orsted A/S (d)	916	121,127
		2,718,145
Finland (1.6%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	6,096	210,682

Energy (0.1%):
Neste Oyj	3,031	171,909

Financials (0.5%):
Nordea Bank Abp	23,688	306,146
Sampo Oyj, A Shares	6,086	302,464
		608,610
Industrials (0.2%):
Kone Oyj, Class B	3,336	234,839

Materials (0.4%):
Stora Enso Oyj, Class R	10,703	179,311
UPM-Kymmene Oyj	6,378	226,854
		406,165
Utilities (0.2%):
Fortum Oyj	8,760	266,733
		1,898,938
France (8.7%):
Communication Services (0.6%):
Orange SA	29,145	315,683
Publicis Groupe SA	3,632	245,075
Vivendi SA (a)	5,141	64,932
		625,690
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA	1,674	257,476
Hermes International	195	270,228
Kering SA	252	179,790
LVMH Moet Hennessy Louis Vuitton SE	324	232,696
		940,190

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.0%):
Carrefour SA	9,960	$179,322
Danone SA	3,751	256,537
L'Oreal SA	702	290,138
Pernod Ricard SA	1,641	362,445
		1,088,442
Energy (0.2%):
TotalEnergies SE	5,459	261,345

Financials (1.1%):
Amundi SA (d)	2,912	245,868
AXA SA	9,641	268,938
BNP Paribas SA (a)	3,170	203,547
CNP Assurances	11,343	180,311
Credit Agricole SA	14,827	205,144
Societe Generale SA	5,412	170,463
		1,274,271
Health Care (0.8%):
BioMerieux	1,658	189,264
EssilorLuxottica SA	1,460	279,856
Sanofi	3,284	315,997
Sartorius Stedim Biotech	319	178,710
		963,827
Industrials (2.8%):
Airbus SE (c)	1,272	169,569
Alstom SA	4,410	167,786
Bollore SA	38,482	223,072
Bouygues SA	6,449	268,145
Bureau Veritas SA	12,434	384,652
Cie de Saint-Gobain	3,167	213,625
Edenred	4,311	232,823
Legrand SA	2,802	301,031
Safran SA	1,513	192,163
Schneider Electric SE	1,569	261,497
Teleperformance	645	254,068
Thales SA	2,799	272,830
Vinci SA	2,250	234,926
		3,176,187
Information Technology (0.6%):
Capgemini SE	1,272	265,402
Dassault Systemes SE	4,998	263,182
Worldline SA (c)(d)	2,267	173,318
		701,902
Materials (0.3%):
Air Liquide SA	2,092	335,772

Utilities (0.5%):
Electricite de France SA	11,415	143,975
Engie SA	19,160	251,691
Veolia Environnement SA	6,889	211,120
		606,786
		9,974,412
Germany (6.7%):
Communication Services (0.3%):
Deutsche Telekom AG	14,593	294,020

Consumer Discretionary (1.0%):
adidas AG	525	165,269
Bayerische Motoren Werke AG	2,183	209,246
Continental AG	1,425	156,445
Daimler AG	2,396	212,901
HelloFresh SE (c)	1,150	106,501
Puma SE	1,930	215,530
Zalando SE (c)(d)	1,500	137,802
		1,203,694
Consumer Staples (0.2%):
Beiersdorf AG	2,612	282,736

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (1.1%):
Allianz SE, Registered Shares	1,118	$252,292
Deutsche Bank AG, Registered Shares (c)	13,432	171,717
Deutsche Boerse AG	1,803	293,397
Hannover Rueck SE	1,546	271,003
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	827	226,910
		1,215,319
Health Care (0.8%):
Carl Zeiss Meditec AG	1,167	224,436
Fresenius Medical Care AG & Co. KGaA	3,212	226,407
Fresenius SE & Co. KGaA	4,941	237,691
Merck KGaA	1,039	225,812
		914,346
Industrials (1.2%):
Brenntag SE	3,128	291,929
Deutsche Post AG, Registered Shares	3,401	214,598
KION Group AG	1,974	184,869
Knorr-Bremse AG	1,817	194,956
MTU Aero Engines AG	752	170,186
Rational AG	132	124,538
Siemens AG, Registered Shares	1,286	211,382
		1,392,458
Information Technology (0.4%):
Infineon Technologies AG	3,910	160,877
SAP SE	1,851	250,570
		411,447
Materials (1.1%):
BASF SE	3,435	261,978
Covestro AG (d)	3,020	207,557
Evonik Industries AG	9,693	306,144
HeidelbergCement AG	2,556	191,772
Symrise AG	2,250	296,166
		1,263,617
Real Estate (0.2%):
Vonovia SE	4,134	248,497

Utilities (0.4%):
E.ON SE	23,843	291,835
RWE AG	5,596	198,003
		489,838
		7,715,972
Hong Kong (3.3%):
Consumer Discretionary (0.2%):
Techtronic Industries Co. Ltd.	5,454	108,668
Xinyi Glass Holdings Ltd.	24,000	71,836
		180,504
Consumer Staples (0.1%):
WH Group Ltd. (d)	172,482	122,973

Financials (0.5%):
AIA Group Ltd.	14,208	164,176
Hang Seng Bank Ltd.	17,172	294,715
Hong Kong Exchanges and Clearing Ltd.	2,358	145,338
		604,229
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	173,204	143,736

Industrials (0.4%):
CK Hutchison Holdings Ltd.	32,566	217,333
Jardine Matheson Holdings Ltd.	3,500	185,640
SITC International Holdings Co. Ltd.	24,000	86,172
		489,145
Real Estate (0.8%):
CK Asset Holdings Ltd.	35,035	202,980
Henderson Land Development Co. Ltd.	61,158	234,516
New World Development Co. Ltd.	54,368	222,447

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	19,066	$238,558
		898,501
Utilities (1.2%):
CK Infrastructure Holdings Ltd.	46,154	257,913
CLP Holdings Ltd.	43,638	420,437
Hong Kong and China Gas Co. Ltd.	203,239	308,080
Power Assets Holdings Ltd. (b)	54,882	322,902
		1,309,332
		3,748,420
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	1,904	255,805

Industrials (0.3%):
Experian PLC	5,353	224,208
Kingspan Group PLC	1,280	127,494
		351,702
Materials (0.4%):
CRH PLC	4,046	190,067
Smurfit Kappa Group PLC	4,052	212,969
		403,036
		1,010,543
Isle of Man (0.1%):
Consumer Discretionary (0.1%):
Entain PLC (c)	4,970	142,616

Israel (0.4%):
Financials (0.2%):
Bank Leumi Le-Israel BM	34,975	298,378

Information Technology (0.2%):
Nice Ltd. (c)	696	194,395
		492,773
Italy (2.7%):
Consumer Discretionary (0.2%):
Moncler SpA	3,331	204,549

Energy (0.3%):
Snam SpA	59,821	332,289

Financials (0.9%):
Assicurazioni Generali SpA	15,682	334,015
Intesa Sanpaolo SpA	95,114	270,280
Poste Italiane SpA (d)	18,952	261,866
UniCredit SpA	14,337	190,958
		1,057,119
Health Care (0.5%):
Amplifon SpA	3,550	169,398
DiaSorin SpA	801	168,242
Recordati Industria Chimica e Farmaceutica SpA	4,151	241,730
		579,370
Industrials (0.2%):
Atlantia SpA (c)	11,050	209,569

Information Technology (0.2%):
Nexi SpA (a)(c)(d)	9,709	181,718

Utilities (0.4%):
Enel SpA	27,368	210,820
Terna - Rete Elettrica Nazionale	39,201	278,590
		489,410
		3,054,024
Japan (19.1%):
Communication Services (1.4%):
KDDI Corp.	9,100	301,834
Nexon Co. Ltd.	8,000	129,907
Nintendo Co. Ltd. (b)	400	195,219
Nippon Telegraph & Telephone Corp.	11,100	307,724

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Softbank Corp.	29,600	$402,850
SoftBank Group Corp.	2,800	163,048
Z Holdings Corp.	23,800	153,498
		1,654,080
Consumer Discretionary (2.8%):
Bandai Namco Holdings, Inc.	2,700	203,810
Bridgestone Corp.	4,500	214,567
Denso Corp.	2,400	158,411
Fast Retailing Co. Ltd.	300	222,358
Honda Motor Co. Ltd.	6,500	201,811
Nitori Holdings Co. Ltd.	1,200	238,426
Pan Pacific International Holdings Corp.	10,400	216,636
Panasonic Corp.	15,700	196,109
Sekisui House Ltd.	12,200	257,803
Shimano, Inc.	700	206,955
Sony Group Corp.	1,600	179,080
Subaru Corp.	10,900	203,591
Suzuki Motor Corp.	3,900	175,058
Toyota Industries Corp.	2,400	198,418
Toyota Motor Corp. (a)	13,500	242,631
ZOZO, Inc.	3,600	135,712
		3,251,376
Consumer Staples (1.9%):
Ajinomoto Co., Inc.	7,600	225,787
Asahi Group Holdings Ltd.	4,600	224,089
Japan Tobacco, Inc.	15,600	307,009
Kao Corp.	4,500	269,119
Kikkoman Corp.	2,300	187,877
Kirin Holdings Co. Ltd.	15,900	296,482
Seven & i Holdings Co. Ltd.	4,500	205,630
Suntory Beverage & Food Ltd.	5,200	216,823
Unicharm Corp.	4,800	213,472
		2,146,288
Energy (0.2%):
ENEOS Holdings, Inc.	57,700	236,389

Financials (2.7%):
Dai-ichi Life Holdings, Inc.	9,000	200,009
Japan Exchange Group, Inc.	7,400	184,535
Japan Post Bank Co. Ltd.	28,300	244,141
Japan Post Holdings Co. Ltd.	28,000	237,678
Mitsubishi UFJ Financial Group, Inc.	42,200	249,491
Mizuho Financial Group, Inc.	19,070	271,535
MS&AD Insurance Group Holdings, Inc.	8,400	283,523
Nomura Holdings, Inc.	36,700	182,577
ORIX Corp.	10,400	197,196
Sompo Holdings, Inc.	6,100	267,560
Sumitomo Mitsui Financial Group, Inc.	6,900	244,551
Sumitomo Mitsui Trust Holdings, Inc.	7,300	253,020
Tokio Marine Holdings, Inc.	5,100	275,944
		3,091,760
Health Care (2.5%):
Astellas Pharma, Inc.	12,800	211,934
Chugai Pharmaceutical Co. Ltd.	5,000	184,355
Daiichi Sankyo Co. Ltd.	7,400	198,133
Eisai Co. Ltd.	1,500	113,174
Hoya Corp.	1,200	188,443
Kyowa Kirin Co. Ltd.	5,900	213,403
M3, Inc.	2,200	158,001
Olympus Corp.	7,800	172,185
Ono Pharmaceutical Co. Ltd.	9,400	215,656
Otsuka Holdings Co. Ltd.	5,600	240,899
Shionogi & Co. Ltd.	3,400	233,857
Sysmex Corp.	1,400	175,252
Takeda Pharmaceutical Co. Ltd.	8,500	282,544

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Terumo Corp.	5,000	$237,464
		2,825,300
Industrials (3.0%):
Daikin Industries Ltd.	700	153,864
FANUC Corp.	800	176,600
ITOCHU Corp.	8,900	262,089
Komatsu Ltd.	8,000	193,745
Kubota Corp.	9,000	193,215
Makita Corp.	3,400	187,904
Marubeni Corp.	21,900	183,655
Mitsubishi Corp.	8,400	266,916
Mitsubishi Electric Corp.	16,000	223,868
Mitsui & Co. Ltd.	8,700	192,638
Nidec Corp. (a)	1,600	178,577
Nippon Yusen KK	1,400	106,308
Recruit Holdings Co. Ltd.	2,700	165,766
Secom Co. Ltd.	3,500	254,857
SG Holdings Co. Ltd.	6,800	194,321
SMC Corp.	300	188,929
Toshiba Corp.	3,000	127,112
Toyota Tsusho Corp.	3,600	153,828
		3,404,192
Information Technology (3.1%):
Advantest Corp.	1,700	153,226
Canon, Inc.	7,600	187,166
FUJIFILM Holdings Corp.	2,600	225,210
Fujitsu Ltd.	1,000	182,513
Hitachi Ltd.	3,300	196,909
Keyence Corp.	300	180,625
Kyocera Corp.	3,700	232,746
Lasertec Corp.	500	114,980
Murata Manufacturing Co. Ltd.	2,400	214,810
NEC Corp.	3,100	169,096
Nomura Research Institute Ltd.	4,778	177,758
NTT Data Corp.	10,900	212,064
Obic Co. Ltd.	1,000	192,038
Omron Corp.	2,200	219,446
Renesas Electronics Corp. (c)	12,300	154,303
Shimadzu Corp.	4,500	198,755
TDK Corp.	5,400	196,289
Tokyo Electron Ltd.	400	178,541
Yaskawa Electric Corp. (a)	3,500	169,842
		3,556,317
Materials (0.7%):
Asahi Kasei Corp.	19,600	210,742
Mitsubishi Chemical Holdings Corp.	22,700	208,784
Nippon Paint Holdings Co. Ltd.	10,400	113,738
Nippon Steel Corp.	6,200	113,325
Shin-Etsu Chemical Co. Ltd.	1,300	220,795
		867,384
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	7,200	241,919
Mitsubishi Estate Co. Ltd.	15,600	249,603
Mitsui Fudosan Co. Ltd.	8,600	206,151
Sumitomo Realty & Development Co. Ltd.	5,400	198,327
		896,000
		21,929,086
Korea, Republic Of (3.4%):
Communication Services (0.5%):
Kakao Corp.	1,152	114,908
NAVER Corp.	445	145,951
NCSoft Corp.	247	125,901
SK Telecom Co. Ltd.	712	195,002
		581,762
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	539	115,272

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hyundai Motor Co.	760	$128,487
Kia Corp.	1,669	114,559
LG Electronics, Inc.	757	81,587
		439,905
Consumer Staples (0.3%):
Amorepacific Corp.	882	133,083
LG Household & Health Care Ltd.	168	189,870
		322,953
Financials (0.5%):
KB Financial Group, Inc.	3,910	182,775
Samsung Life Insurance Co. Ltd.	3,095	192,031
Shinhan Financial Group Co. Ltd.	6,463	220,715
		595,521
Health Care (0.3%):
Celltrion Healthcare Co. Ltd. (c)	1,125	104,036
Celltrion, Inc. (c)	497	109,021
Samsung Biologics Co. Ltd. (c)(d)	206	152,193
		365,250
Industrials (0.4%):
HMM Co. Ltd. (c)	2,362	67,286
LG Corp.	1,551	121,930
Samsung C&T Corp.	1,526	159,307
SK, Inc.	615	139,324
		487,847
Information Technology (0.6%):
Samsung Electro-Mechanics Co. Ltd.	1,054	158,144
Samsung Electronics Co. Ltd.	3,627	227,186
Samsung SDI Co. Ltd.	222	134,739
SK Hynix, Inc.	1,617	140,787
		660,856
Materials (0.2%):
LG Chem Ltd.	204	133,816
POSCO	527	147,007
		280,823
Utilities (0.2%):
Korea Electric Power Corp.	8,745	174,087
		3,909,004
Luxembourg (0.6%):
Energy (0.1%):
Tenaris SA	15,059	158,577

Health Care (0.2%):
Eurofins Scientific SE	1,543	198,082

Materials (0.1%):
ArcelorMittal SA	4,209	128,989

Real Estate (0.2%):
Aroundtown SA (a)	29,603	204,688
		690,336
Netherlands (4.0%):
Communication Services (0.3%):
Koninklijke KPN NV	77,678	244,259
Universal Music Group NV (a)(c)	5,141	137,634
		381,893
Consumer Discretionary (0.1%):
Prosus NV	1,645	131,442
Consumer Staples (1.0%):
Davide Campari-Milano NV	21,794	307,445
Heineken Holding NV	3,050	265,821
Heineken NV	2,489	260,024
Koninklijke Ahold Delhaize NV	9,447	314,404
		1,147,694

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
ABN AMRO Bank NV (c)(d)	11,732	$169,225
Euronext NV (d)	2,193	248,151
ING Groep NV	13,153	191,458
NN Group NV	5,451	285,805
		894,639
Health Care (0.2%):
Koninklijke Philips NV	5,730	254,442

Industrials (0.5%):
Randstad NV (a)	3,520	236,866
Wolters Kluwer NV	2,985	316,612
		553,478
Information Technology (0.6%):
Adyen NV (c)(d)	47	131,461
ASM International NV	407	159,423
ASML Holding NV	222	166,074
STMicroelectronics NV	4,080	178,457
		635,415
Materials (0.5%):
Akzo Nobel NV	2,389	261,143
Koninklijke DSM NV	1,561	312,323
		573,466
		4,572,469
New Zealand (0.3%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	7,259	160,301

Information Technology (0.1%):
Xero Ltd. (c)	1,417	142,365
		302,666
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA	21,135	356,265

Consumer Staples (0.2%):
Mowi ASA	9,429	239,653

Financials (0.5%):
DNB Bank ASA (c)	12,303	281,514
Gjensidige Forsikring ASA	12,992	288,136
		569,650
Materials (0.4%):
Norsk Hydro ASA	22,953	172,100
Yara International ASA	5,235	260,181
		432,281
		1,597,849
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	12,126	241,703

Utilities (0.2%):
EDP - Energias de Portugal SA	39,480	207,366
		449,069
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	178,700	323,832

Consumer Staples (0.2%):
Wilmar International Ltd.	89,800	278,496

Financials (0.9%):
DBS Group Holdings Ltd.	13,500	301,525
Oversea-Chinese Banking Corp. Ltd.	38,700	327,845
United Overseas Bank Ltd.	19,800	377,039
		1,006,409
		1,608,737

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Spain (1.6%):
Communication Services (0.1%):
Telefonica SA	40,956	$191,970

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	6,732	248,100

Energy (0.2%):
Repsol SA	15,687	205,270

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	26,344	174,435
Banco Santander SA	48,195	175,077
CaixaBank SA	60,825	189,081
		538,593
Health Care (0.2%):
Grifols SA	8,637	210,871

Utilities (0.4%):
Endesa SA	10,472	211,281
Iberdrola SA	22,550	226,803
		438,084
		1,832,888
Sweden (4.9%):
Consumer Discretionary (0.3%):
Evolution AB (d)	720	109,805
Hennes & Mauritz AB, Class B (a)(c)	10,833	220,792
		330,597
Consumer Staples (0.5%):
Essity AB, Class B	9,886	307,275
Swedish Match AB	28,973	253,805
		561,080
Financials (1.5%):
EQT AB	2,691	112,547
Industrivarden AB, Class C	7,935	246,634
Investor AB, Class B (c)	12,643	273,257
L E Lundbergforetagen AB, Class B	4,458	245,847
Skandinaviska Enskilda Banken AB, Class A	19,766	279,851
Svenska Handelsbanken AB, Class A	24,777	278,373
Swedbank AB, Class A	13,133	266,079
		1,702,588
Industrials (1.8%):
Alfa Laval AB	5,850	219,665
Assa Abloy AB, Class B	8,041	234,951
Atlas Copco AB, Class A	3,601	218,996
Epiroc AB, Class A	10,282	213,839
Indutrade AB	7,011	195,803
Lifco AB, Class B	7,371	198,781
Nibe Industrier AB, Class B	13,037	164,841
Sandvik AB	7,973	183,310
Skanska AB, Class B	8,279	208,794
Volvo AB, Class B	9,338	210,276
		2,049,256
Information Technology (0.4%):
Hexagon AB, Class B	14,923	231,832
Sinch AB (c)(d)	4,811	94,064
Telefonaktiebolaget LM Ericsson, Class B (a)	18,540	209,952
		535,848
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	13,732	214,035

Real Estate (0.2%):
Fastighets AB Balder, B Shares (c)	3,297	198,850
		5,592,254
Switzerland (7.4%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	623	359,305

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	1,923	$201,050
The Swatch Group AG	815	214,727
		415,777
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	147	334,449
Chocoladefabriken Lindt & Spruengli AG	27	301,932
Coca-Cola HBC AG	7,901	255,355
Nestle SA, Registered Shares	3,440	416,064
		1,307,800
Financials (1.5%):
Credit Suisse Group AG, Registered Shares	17,653	176,075
Julius Baer Group Ltd.	3,482	232,881
Partners Group Holding AG	154	242,371
Swiss Life Holding AG	558	283,551
Swiss Re AG	2,952	253,888
UBS Group AG	14,721	236,977
Zurich Insurance Group AG	732	301,347
		1,727,090
Health Care (1.3%):
Alcon, Inc.	2,692	219,682
Lonza Group AG, Registered Shares	309	232,662
Novartis AG, Registered Shares	3,975	327,752
Roche Holding AG	801	293,949
Sonova Holding AG	519	197,842
Straumann Holding AG, Class R	113	204,159
		1,476,046
Industrials (1.5%):
ABB Ltd., Registered Shares	7,610	256,362
Geberit AG, Registered Shares	411	303,905
Kuehne + Nagel International AG, Registered Shares	679	232,746
Schindler Holding AG	928	250,176
SGS SA, Registered Shares	146	427,126
VAT Group AG (d)	505	200,634
		1,670,949
Information Technology (0.2%):
Logitech International SA, Class R	1,648	147,255
Temenos AG	1,002	136,675
		283,930
Materials (1.1%):
EMS-Chemie Holding AG	299	283,662
Givaudan SA, Registered Shares	72	329,324
Glencore PLC	34,394	163,032
Holcim Ltd.	4,910	237,859
Sika AG, Registered Shares	837	266,604
		1,280,481
		8,521,378
United Kingdom (8.9%):
Communication Services (0.1%):
BT Group PLC (c)	75,197	161,886

Consumer Discretionary (0.5%):
JD Sports Fashion PLC	11,872	167,697
Next PLC	1,824	201,793
Persimmon PLC	4,655	167,316
		536,806
Consumer Staples (1.3%):
Associated British Foods PLC	7,931	198,735
British American Tobacco PLC	6,741	236,482
Diageo PLC	6,251	303,674
Imperial Brands PLC	11,121	233,498
Tesco PLC	83,653	285,462
Unilever PLC	5,236	282,510
		1,540,361

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Energy (0.4%):
BP PLC	40,712	$186,645
Royal Dutch Shell PLC, Class A	9,688	216,005
		402,650
Financials (2.2%):
3i Group PLC	13,045	225,214
Admiral Group PLC	5,636	235,985
Aviva PLC	45,011	240,069
Barclays PLC	67,015	171,176
HSBC Holdings PLC	40,790	214,341
Legal & General Group PLC	53,047	200,888
Lloyds Banking Group PLC	304,337	190,938
London Stock Exchange Group PLC	1,667	167,311
NatWest Group PLC	61,160	185,306
Schroders PLC	5,384	260,757
St James's Place PLC	10,989	223,102
Standard Chartered PLC	32,110	188,608
		2,503,695
Health Care (0.7%):
AstraZeneca PLC	2,244	270,811
GlaxoSmithKline PLC (b)	15,314	289,577
Smith & Nephew PLC	11,266	195,335
		755,723
Industrials (1.9%):
Ashtead Group PLC	3,224	245,227
BAE Systems PLC	37,021	281,892
Bunzl PLC	7,504	248,185
Ferguson PLC	2,014	280,416
Intertek Group PLC	3,285	220,260
RELX PLC	10,092	291,905
Rentokil Initial PLC	31,784	249,894
Rolls-Royce Holdings PLC (c)	77,479	146,278
Spirax-Sarco Engineering PLC	1,204	242,818
		2,206,875
Information Technology (0.4%):
AVEVA Group PLC	3,464	168,001
Halma PLC	6,682	255,837
		423,838
Materials (1.0%):
Anglo American PLC	3,173	112,103
Antofagasta PLC	7,936	145,617
BHP Group PLC	5,845	148,684
Croda International PLC	2,413	277,748
Evraz PLC (b)	19,937	159,651
Mondi PLC	8,543	210,559
Rio Tinto PLC	2,286	151,321
		1,205,683
Utilities (0.4%):
National Grid PLC	25,202	300,341
SSE PLC	10,176	215,370
		515,711
		10,253,228
Total Common Stocks (Cost $94,697,096)		113,837,389

Collateral for Securities Loaned^ (3.1%)
United States (3.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	68,316	68,316
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	2,024,665	2,024,665
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	34,093	34,093
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	271,847	271,847

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	1,222,276	$1,222,276
Total Collateral for Securities Loaned (Cost $3,621,197)		3,621,197

Total Investments (Cost $98,318,293) — 102.2%		117,458,586
Liabilities in excess of other assets — (2.2)%		(2,575,846)
NET ASSETS - 100.00%		$114,882,740

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,031,520 and amounted to 2.6% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	6	12/17/21	$699,494	$680,100	$(19,394)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(19,394)
	Total net unrealized appreciation (depreciation)				$(19,394)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (3.3%):
Omnicom Group, Inc.	27,331	$1,980,404
The Interpublic Group of Cos., Inc.	46,340	1,699,288
Verizon Communications, Inc.	66,041	3,566,875
		7,246,567
Consumer Discretionary (4.1%):
Genuine Parts Co.	18,409	2,231,723
Hasbro, Inc.	20,861	1,861,218
Newell Brands, Inc.	70,296	1,556,353
VF Corp.	22,636	1,516,386
Whirlpool Corp.	8,016	1,634,142
		8,799,822
Consumer Staples (19.0%):
Altria Group, Inc.	48,220	2,194,974
Archer-Daniels-Midland Co.	42,051	2,523,480
Bunge Ltd.	24,182	1,966,480
Campbell Soup Co.	54,043	2,259,538
Conagra Brands, Inc. (a)	75,593	2,560,335
Costco Wholesale Corp.	6,972	3,132,868
General Mills, Inc.	47,614	2,848,269
Kellogg Co. (a)	42,275	2,702,218
Kimberly-Clark Corp.	23,072	3,055,656
PepsiCo, Inc.	22,734	3,419,421
Philip Morris International, Inc.	30,406	2,882,185
The Clorox Co.	12,540	2,076,749
The Coca-Cola Co.	61,665	3,235,563
The J.M. Smucker Co. (a)	19,504	2,341,065
The Kraft Heinz Co.	66,190	2,437,116
Walgreens Boots Alliance, Inc.	37,053	1,743,344
		41,379,261
Energy (5.1%):
Chevron Corp.	20,382	2,067,754
ConocoPhillips	25,217	1,708,956
Devon Energy Corp.	33,204	1,179,074
Kinder Morgan, Inc.	122,433	2,048,304
ONEOK, Inc.	30,607	1,774,900
The Williams Cos., Inc.	87,987	2,282,383
		11,061,371
Financials (21.0%):
American Financial Group, Inc.	10,310	1,297,307
American International Group, Inc.	31,413	1,724,260
Apollo Global Management, Inc.	31,186	1,920,746
Blackstone, Inc.	17,738	2,063,639
Citigroup, Inc.	26,122	1,833,242
Citizens Financial Group, Inc.	35,167	1,652,146
CME Group, Inc.	11,348	2,194,476
CNA Financial Corp.	51,747	2,171,304
Everest Re Group Ltd.	8,225	2,062,665
Fidelity National Financial, Inc.	41,172	1,866,738
Fifth Third Bancorp	41,649	1,767,584
Franklin Resources, Inc.	46,041	1,368,338
Huntington Bancshares, Inc.	102,371	1,582,656
Invesco Ltd.	55,605	1,340,637
KeyCorp	77,693	1,679,723
Lincoln National Corp.	20,349	1,398,994
M&T Bank Corp.	11,757	1,755,790
MetLife, Inc.	31,825	1,964,557
Northern Trust Corp.	17,189	1,853,146
Principal Financial Group, Inc.	27,569	1,775,444
Prudential Financial, Inc.	19,069	2,006,059
Regions Financial Corp.	77,463	1,650,736
The PNC Financial Services Group, Inc.	10,148	1,985,355

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Truist Financial Corp.	31,477	$1,846,126
U.S. Bancorp	33,566	1,995,163
UWM Holdings Corp. (a)	126,301	877,792
		45,634,623
Health Care (8.1%):
AbbVie, Inc.	22,422	2,418,661
Amgen, Inc.	11,160	2,373,174
Cardinal Health, Inc.	35,002	1,731,199
Gilead Sciences, Inc. (b)	34,972	2,442,794
Johnson & Johnson (b)	20,243	3,269,245
Merck & Co., Inc.	39,121	2,938,378
Pfizer, Inc.	54,110	2,327,271
		17,500,722
Industrials (3.4%):
3M Co.	14,495	2,542,713
Lockheed Martin Corp.	8,509	2,936,456
Watsco, Inc.	7,532	1,993,118
		7,472,287
Information Technology (6.8%):
Broadcom, Inc.	3,633	1,761,751
Cisco Systems, Inc.	49,574	2,698,313
Corning, Inc.	49,584	1,809,320
Hewlett Packard Enterprise Co.	123,733	1,763,195
HP, Inc.	61,067	1,670,793
Intel Corp.	28,844	1,536,808
International Business Machines Corp.	16,354	2,272,061
Seagate Technology Holdings PLC	14,805	1,221,709
		14,733,950
Materials (5.0%):
Dow, Inc.	27,667	1,592,512
Eastman Chemical Co.	16,794	1,691,828
International Paper Co.	35,012	1,957,871
LyondellBasell Industries NV, Class A	16,657	1,563,259
Newmont Corp.	32,532	1,766,488
Packaging Corp. of America	16,665	2,290,438
		10,862,396
Utilities (23.5%):
Alliant Energy Corp.	46,183	2,585,324
American Electric Power Co., Inc. (b)	34,043	2,763,611
Avangrid, Inc. (a)	50,796	2,468,686
CMS Energy Corp.	44,768	2,673,993
Consolidated Edison, Inc. (b)	40,893	2,968,423
Dominion Energy, Inc.	38,386	2,802,946
DTE Energy Co.	24,758	2,765,716
Duke Energy Corp. (b)	30,455	2,972,103
Edison International	41,954	2,327,188
Entergy Corp.	23,090	2,293,068
Evergy, Inc. (b)	40,213	2,501,249
Exelon Corp.	55,102	2,663,631
FirstEnergy Corp.	65,100	2,318,862
NRG Energy, Inc.	28,176	1,150,426
PPL Corp.	97,657	2,722,677
Public Service Enterprise Group, Inc.	42,004	2,558,044
Sempra Energy	19,771	2,501,031
The Southern Co. (b)	47,447	2,940,290
WEC Energy Group, Inc. (b)	28,398	2,504,704
Xcel Energy, Inc. (b)	40,357	2,522,312
		51,004,284
Total Common Stocks (Cost $201,605,074)		215,695,283

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	42,831	$42,831
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	1,269,373	1,269,373
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	21,375	21,375
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	170,436	170,436
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	766,311	766,311
Total Collateral for Securities Loaned (Cost $2,270,326)		2,270,326
Total Investments (Cost $203,875,400) — 100.3%		217,965,609
Liabilities in excess of other assets — (0.3)%		(543,966)
NET ASSETS - 100.00%		$217,421,643

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	12/17/21	$1,328,547	$1,289,325	$(39,222)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(39,222)
	Total net unrealized appreciation (depreciation)				$(39,222)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Banks (17.7%):
Brookline Bancorp, Inc.	188,752	$2,880,356
Columbia Banking System, Inc.	65,551	2,490,282
CVB Financial Corp.	137,028	2,791,260
First Busey Corp.	114,393	2,817,500
First Commonwealth Financial Corp.	187,629	2,557,383
First Financial Bancorp	96,290	2,254,149
First Interstate BancSystem, Inc., Class A	63,777	2,567,662
Fulton Financial Corp.	161,249	2,463,885
Heritage Financial Corp.	101,989	2,600,719
Hope Bancorp, Inc.	168,076	2,427,017
Old National Bancorp	184,901	3,134,072
Park National Corp.	22,889	2,791,314
S&T Bancorp, Inc.	80,168	2,362,551
Southside Bancshares, Inc. (a)	76,722	2,937,685
Washington Trust Bancorp, Inc.	50,618	2,681,742
WesBanco, Inc.	71,863	2,449,091
		42,206,668
Capital Markets (0.8%):
Sculptor Capital Management, Inc.	66,250	1,847,713

Communication Services (0.9%):
Telephone & Data Systems, Inc.	114,585	2,234,408

Consumer Discretionary (11.4%):
Big 5 Sporting Goods Corp.	34,932	804,833
Big Lots, Inc.	31,281	1,356,344
Ethan Allen Interiors, Inc. (b)	84,603	2,005,091
Franchise Group, Inc.	67,233	2,380,721
Guess?, Inc.	65,021	1,366,091
Haverty Furniture Cos., Inc. (b)	47,692	1,607,697
Jack in the Box, Inc.	25,309	2,463,325
La-Z-Boy, Inc.	67,002	2,159,474
Monro, Inc.	40,202	2,312,017
Oxford Industries, Inc.	22,271	2,008,176
Standard Motor Products, Inc.	61,101	2,670,725
Strategic Education, Inc.	28,863	2,034,842
Sturm Ruger & Co., Inc. (a)	30,680	2,263,570
The Buckle, Inc.	45,162	1,787,964
		27,220,870
Consumer Staples (9.4%):
B&G Foods, Inc. (b)	59,474	1,777,678
Calavo Growers, Inc.	55,250	2,112,760
Energizer Holdings, Inc.	78,869	3,079,834
Medifast, Inc.	7,720	1,487,181
Nu Skin Enterprises, Inc., Class A	45,530	1,842,599
SpartanNash Co. (b)	123,354	2,701,453
The Andersons, Inc.	63,931	1,970,993
Universal Corp.	60,332	2,915,845
Vector Group Ltd.	150,218	1,915,279
Weis Markets, Inc. (a)(b)	47,167	2,478,626
		22,282,248
Energy (1.8%):
Altus Midstream Co., Class A	26,467	1,827,017
Archrock, Inc.	284,278	2,345,294
		4,172,311
Health Care (2.9%):
National HealthCare Corp. (a)	34,980	2,447,900
Patterson Cos., Inc. (a)	78,382	2,362,434
Phibro Animal Health Corp., Class A	99,992	2,153,828
		6,964,162

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (19.6%):
ACCO Brands Corp.	241,198	$2,071,891
Apogee Enterprises, Inc.	49,474	1,868,138
Argan, Inc.	65,373	2,854,839
Brady Corp., Class A	61,921	3,139,395
Deluxe Corp.	52,976	1,901,309
Douglas Dynamics, Inc.	61,853	2,245,264
Global Industrial Co.	49,026	1,857,595
H&E Equipment Services, Inc.	52,334	1,816,513
Healthcare Services Group (b)	84,156	2,103,058
Heidrick & Struggles International, Inc.	58,133	2,594,476
HNI Corp.	62,886	2,309,174
Hyster-Yale Materials Handling, Inc.	29,615	1,488,450
Kforce, Inc.	46,812	2,791,868
Matthews International Corp., Class A	70,095	2,431,596
McGrath RentCorp	40,173	2,890,447
Pitney Bowes, Inc.	90,246	650,674
Rush Enterprises, Inc., Class A	61,764	2,789,262
Steelcase, Inc., Class A	159,078	2,017,109
The Gorman-Rupp Co.	75,208	2,693,198
The Greenbrier Cos., Inc.	45,281	1,946,630
Wabash National Corp.	142,939	2,162,667
		46,623,553
Information Technology (8.3%):
ADTRAN, Inc.	81,823	1,534,999
American Software, Inc., Class A	58,514	1,389,707
Benchmark Electronics, Inc.	103,074	2,753,107
Cass Information Systems, Inc.	72,231	3,022,867
CSG Systems International, Inc.	81,760	3,940,832
InterDigital, Inc.	37,798	2,563,460
Progress Software Corp.	62,819	3,090,067
SolarWinds Corp.	92,624	1,549,600
		19,844,639
Insurance (1.4%):
Safety Insurance Group, Inc. (a)	42,904	3,400,142

Materials (6.0%):
Glatfelter Corp.	155,340	2,190,294
Kronos Worldwide, Inc.	194,007	2,407,627
Myers Industries, Inc.	110,539	2,163,248
Orion Engineered Carbons SA (c)	114,550	2,088,246
Schnitzer Steel Industries, Inc.	33,081	1,449,279
Schweitzer-Mauduit International, Inc.	62,080	2,151,693
Worthington Industries, Inc.	35,412	1,866,212
		14,316,599
Real Estate (1.7%):
RE/MAX Holdings, Inc.	74,770	2,329,833
The RMR Group, Inc., Class A	51,690	1,729,031
		4,058,864
Thrifts & Mortgage Finance (6.0%):
Federal Agricultural Mortgage Corp., Class C	27,897	3,027,382
Northwest Bancshares, Inc. (a)	261,457	3,472,149
OceanFirst Financial Corp.	120,140	2,572,197
Premier Financial Corp.	79,072	2,517,653
Provident Financial Services, Inc.	119,162	2,796,732
		14,386,113
Utilities (11.3%):
Avista Corp.	85,029	3,326,334
Chesapeake Utilities Corp.	28,390	3,408,219
MGE Energy, Inc.	49,563	3,642,880
Northwest Natural Holding Co.	51,116	2,350,825
Otter Tail Corp. (a)	70,276	3,933,348
SJW Group	51,984	3,434,063

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc. (b)	85,819	$1,824,512
The York Water Co.	61,689	2,694,576
Unitil Corp. (a)	55,155	2,359,531
		26,974,288
Total Common Stocks (Cost $237,258,197)		236,532,578

Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	104,483	104,483
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	3,096,533	3,096,533
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	52,142	52,142
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	415,764	415,764
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	1,869,355	1,869,355
Total Collateral for Securities Loaned (Cost $5,538,277)		5,538,277
Total Investments (Cost $242,796,474) — 101.5%		242,070,855
Liabilities in excess of other assets — (1.5)%		(3,625,518)
NET ASSETS - 100.00%		$238,445,337

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on September 30, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	15	12/17/21	$1,648,497	$1,650,600	$2,103

	Total unrealized appreciation				$2,103
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$2,103

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (3.7%):
Communication Services (1.2%):
Telstra Corp. Ltd.	82,022	$232,992

Financials (0.9%):
Suncorp Group Ltd.	19,345	175,621

Materials (1.6%):
BHP Group Ltd.	4,178	113,576
Fortescue Metals Group Ltd.	6,849	74,059
Rio Tinto Ltd.	1,602	116,001
		303,636
		712,249
Austria (0.8%):
Energy (0.8%):
OMV AG	2,616	158,097

Canada (16.2%):
Communication Services (3.6%):
BCE, Inc. (a)	7,002	350,819
TELUS Corp. (a)(b)	14,900	327,555
		678,374
Energy (3.8%):
Canadian Natural Resources Ltd.	3,731	136,436
Enbridge, Inc.	6,344	252,778
Suncor Energy, Inc.	6,212	128,812
TC Energy Corp.	4,393	211,463
		729,489
Financials (4.6%):
Great-West Lifeco, Inc.	10,949	333,208
Manulife Financial Corp.	11,381	219,101
The Bank of Nova Scotia	5,283	325,223
		877,532
Utilities (4.2%):
Emera, Inc.	8,988	407,100
Fortis, Inc.	9,091	403,367
		810,467
		3,095,862
Denmark (1.0%):
Financials (1.0%):
Tryg A/S	8,292	188,475

Finland (1.9%):
Materials (0.9%):
UPM-Kymmene Oyj	4,675	166,281

Utilities (1.0%):
Fortum Oyj	6,420	195,483
		361,764
France (7.9%):
Communication Services (2.2%):
Orange SA	21,361	231,371
Publicis Groupe SA	2,662	179,623
		410,994
Energy (1.0%):
TotalEnergies SE	4,001	191,544

Financials (2.5%):
AXA SA	7,066	197,107
CNP Assurances	8,313	132,146
Credit Agricole SA	10,867	150,354
		479,607
Health Care (1.2%):
Sanofi	2,407	231,609

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (1.0%):
Bouygues SA	4,726	$196,504
		1,510,258
Germany (4.3%):
Financials (1.0%):
Allianz SE, Registered Shares	819	184,818

Materials (2.2%):
BASF SE	2,518	192,041
Evonik Industries AG	7,104	224,374
		416,415
Utilities (1.1%):
E.ON SE	17,475	213,891
		815,124
Hong Kong (8.7%):
Consumer Discretionary (0.3%):
Xinyi Glass Holdings Ltd.	18,000	53,877

Industrials (1.2%):
CK Hutchison Holdings Ltd.	23,528	157,017
SITC International Holdings Co. Ltd.	18,000	64,629
		221,646
Real Estate (3.4%):
CK Asset Holdings Ltd.	25,800	149,476
Henderson Land Development Co. Ltd.	44,916	172,235
New World Development Co. Ltd.	39,914	163,309
Sun Hung Kai Properties Ltd.	13,968	174,770
		659,790
Utilities (3.8%):
CK Infrastructure Holdings Ltd.	33,999	189,990
CLP Holdings Ltd.	31,814	306,517
Power Assets Holdings Ltd. (a)	39,921	234,877
		731,384
		1,666,697
Ireland (0.8%):
Materials (0.8%):
Smurfit Kappa Group PLC	2,970	156,100

Italy (4.2%):
Energy (1.3%):
Snam SpA	43,844	243,541

Financials (1.0%):
Poste Italiane SpA (c)	13,891	191,936

Utilities (1.9%):
Enel SpA	20,059	154,518
Terna - Rete Elettrica Nazionale	28,731	204,183
		358,701
		794,178
Japan (14.9%):
Communication Services (4.6%):
KDDI Corp.	6,700	222,230
Nintendo Co. Ltd. (a)	300	146,414
Nippon Telegraph & Telephone Corp.	7,900	219,011
Softbank Corp.	21,700	295,333
		882,988
Consumer Discretionary (1.0%):
Sekisui House Ltd.	8,900	188,069

Consumer Staples (1.2%):
Japan Tobacco, Inc.	11,400	224,353

Energy (0.9%):
ENEOS Holdings, Inc.	42,300	173,298

Financials (3.7%):
Mizuho Financial Group, Inc.	14,000	199,344

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	26,900	$133,823
Sumitomo Mitsui Financial Group, Inc.	5,000	177,211
Tokio Marine Holdings, Inc.	3,700	200,195
		710,573
Health Care (1.1%):
Takeda Pharmaceutical Co. Ltd.	6,200	206,091

Industrials (2.4%):
Marubeni Corp.	16,100	135,015
Mitsubishi Corp.	6,100	193,832
Mitsui & Co. Ltd. (b)	6,400	141,711
		470,558
		2,855,930
Korea, Republic Of (3.5%):
Communication Services (0.7%):
SK Telecom Co. Ltd.	522	142,965

Financials (1.5%):
KB Financial Group, Inc.	2,866	133,973
Shinhan Financial Group Co. Ltd.	4,737	161,771
		295,744
Materials (0.6%):
POSCO	386	107,675

Utilities (0.7%):
Korea Electric Power Corp.	6,409	127,584
		673,968
Netherlands (2.0%):
Communication Services (0.9%):
Koninklijke KPN NV	56,932	179,023

Financials (1.1%):
NN Group NV	3,995	209,465
		388,488
Norway (3.5%):
Communication Services (1.4%):
Telenor ASA	15,491	261,126

Financials (1.1%):
DNB Bank ASA (d)	9,017	206,325

Materials (1.0%):
Yara International ASA	3,837	190,700
		658,151
Portugal (0.8%):
Utilities (0.8%):
EDP - Energias de Portugal SA	28,936	151,984

Spain (2.3%):
Communication Services (0.7%):
Telefonica SA	30,017	140,697

Energy (0.8%):
Repsol SA	11,498	150,455

Utilities (0.8%):
Endesa SA	7,675	154,849
		446,001
Switzerland (6.8%):
Communication Services (1.4%):
Swisscom AG, Registered Shares	456	262,990

Financials (3.2%):
Swiss Life Holding AG	409	207,836
Swiss Re AG	2,164	186,116
Zurich Insurance Group AG	536	220,658
		614,610

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Health Care (1.3%):
Novartis AG, Registered Shares	2,913	$240,187

Materials (0.9%):
Holcim Ltd.	3,599	174,350
		1,292,137
United Kingdom (15.1%):
Consumer Discretionary (0.6%):
Persimmon PLC	3,412	122,639

Consumer Staples (4.0%):
British American Tobacco PLC	4,941	173,336
Imperial Brands PLC	8,151	171,139
Tesco PLC	61,311	209,221
Unilever PLC	3,838	207,081
		760,777
Energy (1.5%):
BP PLC	29,839	136,797
Royal Dutch Shell PLC, Class A	7,100	158,303
		295,100
Financials (2.6%):
Admiral Group PLC	4,131	172,969
Aviva PLC	32,989	175,949
Legal & General Group PLC	38,879	147,234
		496,152
Health Care (1.1%):
GlaxoSmithKline PLC (a)	11,224	212,238

Industrials (1.1%):
BAE Systems PLC	27,133	206,601

Materials (2.2%):
Anglo American PLC	2,326	82,178
BHP Group PLC	4,284	108,976
Evraz PLC (a)	14,613	117,018
Rio Tinto PLC	1,676	110,942
		419,114
Utilities (2.0%):
National Grid PLC	18,471	220,125
SSE PLC	7,458	157,845
		377,970
		2,890,591
Total Common Stocks (Cost $18,596,941)		18,816,054

Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	5,837	5,837
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	172,977	172,977
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	2,913	2,913
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	23,225	23,225
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	104,425	104,425
Total Collateral for Securities Loaned (Cost $309,377)		309,377
Total Investments (Cost $18,906,318) — 100.0%		19,125,431
Liabilities in excess of other assets — 0.0%		(4,674)
NET ASSETS - 100.00%		$19,120,757

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $191,936 and amounted to 1.0% of net assets.
(d)	Non-income producing security.
(e)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	12/17/21	$118,424	$113,350	$(5,074)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(5,074)
	Total net unrealized appreciation (depreciation)				$(5,074)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (98.2%)
Brazil (8.9%):
Communication Services (1.0%):
TIM SA	75,000	$161,849

Consumer Discretionary (0.6%):
Petrobras Distribuidora SA	23,700	102,245

Consumer Staples (1.0%):
JBS SA	25,000	170,205

Financials (2.7%):
B3 SA - Brasil Bolsa Balcao	50,400	117,926
Banco do Brasil SA	25,500	135,347
BB Seguridade Participacoes SA	54,100	198,221
		451,494
Materials (1.0%):
Cia Siderurgica Nacional SA	13,300	70,177
Vale SA	7,200	100,815
		170,992
Utilities (2.6%):
Centrais Eletricas Brasileiras SA	15,200	107,505
CPFL Energia SA	27,000	133,540
Engie Brasil Energia SA	28,200	194,011
		435,056
		1,491,841
China (19.1%):
Energy (1.7%):
China Shenhua Energy Co. Ltd., Class H	64,226	150,326
PetroChina Co. Ltd., Class H	282,488	133,906
		284,232
Financials (14.6%):
Agricultural Bank of China Ltd., Class H (a)	587,192	202,157
Bank of China Ltd., Class H (a)	731,486	259,352
Bank of Communications Co. Ltd., Class H	367,500	218,109
China CITIC Bank Corp. Ltd., Class H	429,282	194,115
China Construction Bank Corp., Class H (a)	285,252	204,474
China Everbright Bank Co. Ltd., Class H	456,516	161,274
China Galaxy Securities Co. Ltd., Class H	276,000	160,613
China Merchants Securities Co. Ltd., Class H (b)	84,200	134,774
China Minsheng Banking Corp. Ltd., Class H (c)	412,690	165,937
China Pacific Insurance Group Co. Ltd., Class H	35,600	105,871
Guotai Junan Securities Co. Ltd., Class H ((b)	126,200	181,898
Industrial & Commercial Bank of China Ltd., Class H	362,846	201,830
New China Life Insurance Co. Ltd., Class H	51,406	151,886
Postal Savings Bank of China Co. Ltd., Class H (b)	176,000	121,638
		2,463,928
Industrials (0.5%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	88,600	79,331

Information Technology (0.9%):
China Railway Signal & Communication Corp. Ltd., Class H (b)	402,258	145,723

Materials (0.9%):
Anhui Conch Cement Co. Ltd., Class H	27,500	148,373

Real Estate (0.5%):
Sunac China Holdings Ltd.	44,000	93,829
		3,215,416
Colombia (0.8%):
Utilities (0.8%):
Interconexion Electrica SA ESP	21,888	130,569

Hong Kong (0.9%):
Materials (0.9%):
China Resources Cement Holdings Ltd.	163,926	158,148

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hungary (1.1%):
Energy (1.1%):
MOL Hungarian Oil & Gas PLC	21,709	$181,119

India (8.9%):
Communication Services (1.1%):
Indus Towers Ltd.	45,076	187,477

Consumer Discretionary (1.0%):
Bajaj Auto Ltd.	3,364	173,709

Consumer Staples (1.3%):
ITC Ltd.	66,475	211,501

Energy (1.9%):
Bharat Petroleum Corp. Ltd.	26,875	156,495
Hindustan Petroleum Corp. Ltd.	41,164	166,381
		322,876
Materials (1.4%):
Ambuja Cements Ltd.	26,593	143,387
Vedanta Ltd.	25,203	97,675
		241,062
Utilities (2.2%):
NTPC Ltd.	105,561	201,743
Power Grid Corp. of India Ltd.	61,586	157,570
		359,313
		1,495,938
Indonesia (2.0%):
Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	603,270	155,560

Consumer Staples (1.1%):
PT Indofood Sukses Makmur Tbk	398,852	176,989
		332,549
Malaysia (4.4%):
Health Care (0.9%):
Hartalega Holdings Bhd	52,100	76,563
Top Glove Corp. Bhd	95,300	65,583
		142,146
Industrials (2.1%):
MISC Bhd	114,900	189,715
Sime Darby Bhd	300,800	163,158
		352,873
Utilities (1.4%):
Tenaga Nasional Bhd	102,600	237,316
		732,335
Mexico (3.0%):
Consumer Staples (2.4%):
Arca Continental SAB de CV	35,835	218,579
Kimberly-Clark de Mexico SAB de CV, Class A	111,244	183,220
		401,799
Materials (0.6%):
Grupo Mexico SAB de CV, Class B	24,590	98,170
		499,969
Netherlands (1.1%):
Consumer Staples (1.1%):
X5 Retail Group NV, GDR	5,542	179,949

Peru (0.7%):
Financials (0.7%):
Credicorp Ltd. (d)	1,054	116,931

Philippines (3.1%):
Communication Services (1.9%):
Globe Telecom, Inc.	2,460	143,934

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
PLDT, Inc.	5,110	$168,329
		312,263
Utilities (1.2%):
Manila Electric Co.	34,600	202,173
		514,436
Poland (1.0%):
Energy (1.0%):
Polski Koncern Naftowy ORLEN SA	8,036	165,839

Russian Federation (14.8%):
Communication Services (3.6%):
Mobile TeleSystems PJSC	73,992	335,377
Rostelecom PJSC (a)	214,410	266,370
		601,747
Consumer Staples (1.5%):
Magnit PJSC	2,960	247,672

Energy (1.1%):
Tatneft PJSC	26,277	190,905

Financials (1.2%):
Moscow Exchange MICEX PJSC	82,710	197,831

Materials (4.4%):
Magnitogorsk Iron & Steel Works PJSC	148,390	139,886
MMC Norilsk Nickel PJSC	473	141,801
Novolipetsk Steel PJSC	46,900	139,931
Polyus PJSC	1,093	179,768
Severstal PAO	7,111	148,620
		750,006
Utilities (3.0%):
Inter RAO UES PJSC	4,072,876	260,277
RusHydro PJSC	22,048,994	245,725
		506,002
		2,494,163
South Africa (5.4%):
Communication Services (1.2%):
Vodacom Group Ltd.	21,650	207,210

Energy (0.7%):
Exxaro Resources Ltd.	10,598	113,396

Financials (1.1%):
Sanlam Ltd.	45,564	193,521

Materials (2.4%):
African Rainbow Minerals Ltd.	6,626	83,480
Anglo American Platinum Ltd.	948	82,166
Impala Platinum Holdings Ltd.	6,620	75,513
Kumba Iron Ore Ltd.	2,466	81,264
Sibanye Stillwater Ltd.	24,814	76,702
		399,125
		913,252
Taiwan (19.3%):
Communication Services (4.2%):
Far EasTone Telecommunications Co. Ltd.	167,000	368,673
Taiwan Mobile Co. Ltd.	97,000	344,365
		713,038
Financials (4.2%):
Mega Financial Holding Co. Ltd.	251,000	288,770
SinoPac Financial Holdings Co. Ltd.	473,000	236,008
Yuanta Financial Holding Co. Ltd.	198,000	175,554
		700,332
Industrials (1.0%):
Far Eastern New Century Corp.	160,000	171,441

Information Technology (7.4%):
Asustek Computer, Inc.	13,000	151,895

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Catcher Technology Co. Ltd.	31,000	$186,392
Compal Electronics, Inc. (a)	207,000	175,361
Lite-On Technology Corp.	71,059	159,422
MediaTek, Inc.	3,000	97,458
Micro-Star International Co. Ltd.	24,000	111,566
Pegatron Corp.	79,000	189,999
Quanta Computer, Inc.(a)	65,000	180,828
		1,252,921
Materials (2.5%):
Asia Cement Corp.	130,000	212,793
Taiwan Cement Corp. (a)	109,000	199,548
		412,341
		3,250,073
Thailand (2.2%):
Energy (1.0%):
PTT Exploration & Production PCL	50,800	176,428

Materials (1.2%):
The Siam Cement PCL	16,900	200,807
		377,235
Turkey (1.5%):
Communication Services (0.9%):
Turkcell Iletisim Hizmetleri A/S	90,110	155,509

Materials (0.6%):
Eregli Demir ve Celik Fabrikalari TAS	55,362	103,769
		259,278
Total Common Stocks (Cost $16,470,713)		16,509,040

Preferred Stocks (0.5%)
Brazil (0.5%):
Energy (0.5%):
Petroleo Brasileiro SA, Preference Shares	18,200	91,018
Total Preferred Stocks (Cost $85,924)		91,018

Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	2,260	2,260
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	66,973	66,973
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	1,128	1,128
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	8,992	8,992
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	40,431	40,431
Total Collateral for Securities Loaned (Cost $119,784)		119,784

Total Investments (Cost $16,676,421) — 99.4%		16,719,842
Other assets in excess of liabilities — 0.6%		96,438
NET ASSETS - 100.00%		$16,816,280

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $584,033 and amounted to 3.5% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Rate disclosed is the daily yield on September 30, 2021.

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2021
(Unaudited)

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	3	12/17/21	$192,557	$186,840	$(5,717)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(5,717)
	Total net unrealized appreciation (depreciation)				$(5,717)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2021
	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Consumer Discretionary (9.5%):
Dollar General Corp.	31,151	$6,608,373
Lowe's Cos., Inc.	12,279	2,490,918
McDonald's Corp.	42,189	10,172,190
NIKE, Inc., Class B	41,973	6,095,739
Target Corp. (a)	24,170	5,529,371
		30,896,591
Consumer Staples (17.8%):
Altria Group, Inc.	32,597	1,483,815
Archer-Daniels-Midland Co.	80,177	4,811,422
Brown-Forman Corp., Class B	51,863	3,475,340
Church & Dwight Co., Inc.	32,290	2,666,185
Colgate-Palmolive Co.	79,531	6,010,953
Costco Wholesale Corp.	13,704	6,157,892
Hormel Foods Corp.	65,680	2,692,880
Kimberly-Clark Corp.	31,755	4,205,632
Lancaster Colony Corp.	34,043	5,746,799
McCormick & Co., Inc.	30,683	2,486,243
PepsiCo, Inc.	23,133	3,479,435
The Clorox Co.	19,697	3,262,020
The Coca-Cola Co.	53,697	2,817,482
The Procter & Gamble Co.	30,344	4,242,091
Walmart, Inc.	31,368	4,372,072
		57,910,261
Financials (11.3%):
Aflac, Inc.	64,889	3,382,664
Aon PLC, Class A	33,850	9,673,314
Cincinnati Financial Corp.	11,618	1,327,008
CME Group, Inc.	25,648	4,959,810
Commerce Bancshares, Inc. (b)	56,385	3,928,907
Old Republic International Corp.	50,156	1,160,108
S&P Global, Inc.	3,634	1,544,050
SEI Investments Co.	49,402	2,929,539
T. Rowe Price Group, Inc.	12,474	2,453,636
The Allstate Corp.	41,113	5,234,096
		36,593,132
Health Care (15.4%):
Abbott Laboratories	39,501	4,666,253
Becton, Dickinson & Co.	14,232	3,498,510
Chemed Corp.	7,117	3,310,259
Eli Lilly & Co.	26,150	6,041,958
Humana, Inc.	13,082	5,090,860
Johnson & Johnson (a)	17,615	2,844,823
Medtronic PLC	41,207	5,165,298
Merck & Co., Inc.	68,713	5,161,033
ResMed, Inc.	35,125	9,257,194
STERIS PLC	15,648	3,196,573
West Pharmaceutical Services, Inc.	4,730	2,008,074
		50,240,835
Industrials (21.6%):
3M Co.	54,132	9,495,835
Carlisle Cos., Inc.	15,604	3,101,919
Cintas Corp.	5,041	1,918,907
CSX Corp.	130,199	3,872,118
Dover Corp.	42,223	6,565,677
Emerson Electric Co.	70,981	6,686,410
Graco, Inc.	20,290	1,419,691
Illinois Tool Works, Inc.	23,722	4,901,677
Lennox International, Inc.	12,106	3,561,222
Nordson Corp.	18,877	4,495,558
Republic Services, Inc. (a)	51,391	6,170,004
Roper Technologies, Inc.	3,974	1,772,921

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	11,661	$2,044,290
Union Pacific Corp.	21,615	4,236,756
W.W. Grainger, Inc.	14,417	5,666,746
Waste Management, Inc.	29,815	4,453,168
		70,362,899
Information Technology (8.9%):
Automatic Data Processing, Inc.	19,200	3,838,464
Jack Henry & Associates, Inc.	34,899	5,725,530
Mastercard, Inc., Class A	16,921	5,883,093
Microsoft Corp. (a)	16,976	4,785,874
Texas Instruments, Inc.	26,043	5,005,725
Visa, Inc., Class A	16,856	3,754,674
		28,993,360
Materials (5.7%):
Air Products & Chemicals, Inc.	13,560	3,472,851
Ecolab, Inc.	13,666	2,851,001
PPG Industries, Inc.	20,787	2,972,749
RPM International, Inc.	34,569	2,684,283
Sonoco Products Co.	76,129	4,535,766
The Sherwin-Williams Co.	7,249	2,027,763
		18,544,413
Utilities (9.4%):
Alliant Energy Corp.	143,432	8,029,323
Atmos Energy Corp.	23,443	2,067,673
Consolidated Edison, Inc. (a)	101,090	7,338,123
MDU Resources Group, Inc.	76,000	2,254,920
NextEra Energy, Inc. (a)	26,964	2,117,213
Xcel Energy, Inc. (a)	141,376	8,836,000
		30,643,252
Total Common Stocks (Cost $288,980,690)		324,184,743

Collateral for Securities Loaned^ (0.0%)(c)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	1,378	1,378
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	40,825	40,825
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	687	687
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	5,482	5,482
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	24,646	24,646
Total Collateral for Securities Loaned (Cost $73,018)		73,018
Total Investments (Cost $289,053,708) — 99.6%		324,257,761
Other assets in excess of liabilities — 0.4%		1,399,477
NET ASSETS - 100.00%		$325,657,238

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2021
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	12/17/21	$1,119,961	$1,074,438	$(45,523)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(45,523)
	Total net unrealized appreciation (depreciation)				$(45,523)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Communication Services (3.3%):
Verizon Communications, Inc.	98,172	$5,302,270

Consumer Discretionary (15.5%):
AutoNation, Inc. (a)	4,202	511,636
AutoZone, Inc. (a)	2,493	4,233,089
Best Buy Co., Inc.	3,412	360,683
eBay, Inc.	79,321	5,526,294
Lowe's Cos., Inc.	2,060	417,892
Mohawk Industries, Inc. (a)	2,942	521,911
O'Reilly Automotive, Inc. (a)	3,027	1,849,679
Qurate Retail, Inc., Class A	58,155	592,599
Service Corp. International	7,671	462,254
Target Corp. (b)	25,659	5,870,009
Tractor Supply Co.	23,376	4,736,211
		25,082,257
Consumer Staples (12.9%):
Altria Group, Inc.	7,656	348,501
Campbell Soup Co.	38,677	1,617,085
Casey's General Stores, Inc.	1,812	341,471
Colgate-Palmolive Co.	4,969	375,557
Ingredion, Inc.	4,356	387,728
Kellogg Co. (c)	7,960	508,803
The Clorox Co.	24,761	4,100,669
The Hershey Co.	3,904	660,752
The J.M. Smucker Co. (c)	3,095	371,493
The Kroger Co.	133,046	5,379,050
The Procter & Gamble Co.	5,268	736,467
Tyson Foods, Inc., Class A	5,270	416,014
Walmart, Inc.	40,622	5,661,894
		20,905,484
Financials (6.6%):
Fidelity National Financial, Inc.	42,676	1,934,930
Huntington Bancshares, Inc.	24,915	385,186
Lazard Ltd., Class A	15,081	690,710
Old Republic International Corp.	20,440	472,777
SEI Investments Co.	14,241	844,491
The Allstate Corp.	11,402	1,451,588
The Travelers Cos., Inc.	32,072	4,875,265
		10,654,947
Health Care (14.7%):
AbbVie, Inc.	48,919	5,276,893
Biogen, Inc. (a)	1,401	396,469
Bristol-Myers Squibb Co.	70,432	4,167,461
DaVita, Inc. (a)	7,088	824,051
Henry Schein, Inc. (a)	6,390	486,662
Johnson & Johnson (b)	39,718	6,414,457
Laboratory Corp. of America Holdings (a)	1,992	560,628
McKesson Corp.	2,008	400,355
Merck & Co., Inc.	61,638	4,629,630
Organon & Co.	6,163	202,085
UnitedHealth Group, Inc.	1,052	411,059
		23,769,750
Industrials (20.9%):
3M Co.	26,764	4,694,941
Illinois Tool Works, Inc.	6,840	1,413,349
J.B. Hunt Transport Services, Inc.	15,418	2,578,198
Lockheed Martin Corp.	7,522	2,595,842
ManpowerGroup, Inc.	8,534	924,062
Masco Corp.	6,539	363,242
MasTec, Inc. (a)	4,180	360,651
Northrop Grumman Corp.	5,108	1,839,646

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Republic Services, Inc. (b)	45,006	$5,403,420
Robert Half International, Inc.	20,007	2,007,302
The Middleby Corp. (a)	4,071	694,146
Union Pacific Corp.	4,020	787,960
W.W. Grainger, Inc.	10,005	3,932,565
Waste Management, Inc.	32,454	4,847,330
Watsco, Inc.	5,142	1,360,676
		33,803,330
IT Services (0.3%):
Automatic Data Processing, Inc.	2,238	447,421

Materials (0.6%):
Packaging Corp. of America	6,628	910,952

Semiconductors & Semiconductor Equipment (1.2%):
NXP Semiconductors NV	2,542	497,901
QUALCOMM, Inc.	4,869	628,004
Texas Instruments, Inc.	4,676	898,774
		2,024,679
Software (12.2%):
Citrix Systems, Inc.	22,083	2,371,052
Microsoft Corp. (b)	38,611	10,885,213
Oracle Corp.	74,367	6,479,597
		19,735,862
Technology Hardware, Storage & Peripherals (11.3%):
Apple, Inc.	79,991	11,318,726
NetApp, Inc.	33,427	3,000,408
Seagate Technology Holdings PLC	47,569	3,925,394
		18,244,528
Total Common Stocks (Cost $139,925,857)		160,881,480

Collateral for Securities Loaned^ (0.0%)(d)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	135	135
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (e)	4,012	4,012
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	68	68
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	539	539
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	2,422	2,422
Total Collateral for Securities Loaned (Cost $7,176)		7,176
Total Investments (Cost $139,933,033) — 99.5%		160,888,656
Other assets in excess of liabilities — 0.5%		730,072
NET ASSETS - 100.00%		$161,618,728

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2021
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/17/21	$663,893	$644,663	$(19,230)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(19,230)
	Total net unrealized appreciation (depreciation)				$(19,230)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.9%):
Activision Blizzard, Inc.	22,433	$1,736,090
Alphabet, Inc., Class A (a)	737	1,970,384
Altice USA, Inc., Class A (a)	63,972	1,325,500
Cable One, Inc. (b)	932	1,689,837
Charter Communications, Inc., Class A (a)	2,685	1,953,499
Comcast Corp., Class A	39,306	2,198,385
Discovery, Inc., Class A (a)(b)	31,111	789,597
DISH Network Corp., Class A (a)	30,797	1,338,438
Electronic Arts, Inc.	15,868	2,257,223
Facebook, Inc., Class A (a)	4,789	1,625,339
Fox Corp., Class A	36,045	1,445,765
IAC/InterActiveCorp (a)	8,897	1,159,190
Liberty Broadband Corp., Class C (a)	11,153	1,926,123
Match Group, Inc. (a)	8,788	1,379,628
Netflix, Inc. (a)	2,696	1,645,477
News Corp., Class A	81,112	1,908,565
Omnicom Group, Inc.	27,237	1,973,593
Pinterest, Inc., Class A (a)	16,404	835,784
Sirius XM Holdings, Inc. (b)	279,687	1,706,091
Take-Two Interactive Software, Inc. (a)	10,802	1,664,264
The Interpublic Group of Cos., Inc.	46,183	1,693,531
The Walt Disney Co. (a)	11,608	1,963,725
T-Mobile U.S., Inc. (a)	16,297	2,082,105
Twitter, Inc. (a)	18,038	1,089,315
Verizon Communications, Inc.	65,816	3,554,722
ViacomCBS, Inc., Class B	18,757	741,089
Warner Music Group Corp., Class A	39,125	1,672,202
Zillow Group, Inc., Class C (a)	9,251	815,383
ZoomInfo Technologies, Inc., Class A (a)	14,960	915,402
		47,056,246
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	9,790	2,045,033
Amazon.com, Inc. (a)	614	2,017,015
Aptiv PLC (a)	10,017	1,492,233
AutoZone, Inc. (a)	1,532	2,601,321
Bath & Body Works, Inc.	16,699	1,052,538
Best Buy Co., Inc. (b)	13,934	1,472,963
Booking Holdings, Inc. (a)	707	1,678,326
Burlington Stores, Inc. (a)	4,843	1,373,330
CarMax, Inc. (a)	11,762	1,505,066
Chewy, Inc., Class A (a)(b)	10,655	725,712
Chipotle Mexican Grill, Inc. (a)(b)	947	1,721,191
D.R. Horton, Inc.	15,884	1,333,780
Darden Restaurants, Inc. (b)	11,009	1,667,533
Deckers Outdoor Corp. (a)	3,557	1,281,231
Dick's Sporting Goods, Inc. (b)	8,526	1,021,159
Dollar General Corp.	10,844	2,300,446
Dollar Tree, Inc. (a)	20,581	1,970,013
Domino's Pizza, Inc.	3,722	1,775,245
eBay, Inc.	19,829	1,381,486
Etsy, Inc. (a)	4,013	834,544
Five Below, Inc. (a)	6,904	1,220,696
Floor & Decor Holdings, Inc., Class A (a)	10,632	1,284,239
Ford Motor Co. (a)	97,334	1,378,249
Garmin Ltd.	15,569	2,420,357
General Motors Co. (a)	27,092	1,428,019
Genuine Parts Co.	18,344	2,223,843
Hasbro, Inc.	20,788	1,854,705
Lennar Corp., Class A (b)	12,238	1,146,456
Levi Strauss & Co., Class A	52,946	1,297,706
LKQ Corp. (a)	37,807	1,902,448
Lowe's Cos., Inc.	9,830	1,994,114
Marriott International, Inc., Class A (a)	12,600	1,865,934
McDonald's Corp.	13,913	3,354,563

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	7,889	$1,399,509
Newell Brands, Inc.	70,056	1,551,040
NIKE, Inc., Class B	10,792	1,567,322
NVR, Inc. (a)	376	1,802,574
O'Reilly Automotive, Inc. (a)	4,381	2,677,054
Penn National Gaming, Inc. (a)(b)	10,294	745,903
Pool Corp.	4,074	1,769,786
PulteGroup, Inc.	27,637	1,269,091
RH (a)(b)	1,716	1,144,418
Roku, Inc. (a)	2,551	799,356
Ross Stores, Inc.	14,333	1,560,147
Service Corp. International	34,787	2,096,265
Starbucks Corp.	20,641	2,276,909
Tapestry, Inc.	33,044	1,223,289
Target Corp. (c)	9,036	2,067,166
Tesla, Inc. (a)	1,275	988,737
The Home Depot, Inc.	8,115	2,663,830
The TJX Cos., Inc.	28,317	1,868,356
Tractor Supply Co.	10,096	2,045,551
Ulta Beauty, Inc. (a)	4,464	1,611,147
Vail Resorts, Inc. (a)(b)	6,029	2,013,987
VF Corp.	22,558	1,511,160
Wayfair, Inc., Class A (a)(b)	3,108	794,125
Whirlpool Corp.	7,988	1,628,434
Williams-Sonoma, Inc.	6,025	1,068,413
Yum! Brands, Inc.	20,588	2,518,118
		97,283,181
Consumer Staples (8.9%):
Albertsons Cos., Inc., Class A (b)	39,661	1,234,647
Altria Group, Inc.	48,057	2,187,555
Archer-Daniels-Midland Co.	41,907	2,514,839
Brown-Forman Corp., Class B	38,020	2,547,720
Bunge Ltd.	24,101	1,959,893
Campbell Soup Co. (b)	53,859	2,251,845
Church & Dwight Co., Inc.	37,600	3,104,632
Colgate-Palmolive Co.	45,147	3,412,210
Conagra Brands, Inc.	75,335	2,551,596
Constellation Brands, Inc., Class A	11,732	2,471,815
Costco Wholesale Corp.	6,950	3,122,983
Darling Ingredients, Inc. (a)	15,627	1,123,581
General Mills, Inc.	47,449	2,838,399
Hormel Foods Corp.	55,781	2,287,021
Kellogg Co.	42,131	2,693,014
Keurig Dr Pepper, Inc.	88,891	3,036,517
Kimberly-Clark Corp.	22,996	3,045,590
McCormick & Co., Inc.	37,714	3,055,965
Mondelez International, Inc., Class A	54,478	3,169,530
Monster Beverage Corp. (a)	25,476	2,263,033
PepsiCo, Inc.	22,655	3,407,539
Philip Morris International, Inc.	30,300	2,872,137
Sysco Corp.	24,962	1,959,517
The Clorox Co.	12,497	2,069,628
The Coca-Cola Co.	61,454	3,224,491
The Estee Lauder Cos., Inc.	5,822	1,746,193
The Hershey Co.	20,956	3,546,803
The J.M. Smucker Co. (b)	19,435	2,332,783
The Kraft Heinz Co.	65,966	2,428,868
The Kroger Co.	39,949	1,615,138
The Procter & Gamble Co.	24,815	3,469,137
Tyson Foods, Inc., Class A	29,217	2,306,390
Walgreens Boots Alliance, Inc.	36,927	1,737,415
Walmart, Inc.	21,023	2,930,186
		86,518,610
Energy (1.9%):
Chevron Corp.	20,313	2,060,754
ConocoPhillips	25,129	1,702,992
Continental Resources, Inc. (b)	21,587	996,240

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Devon Energy Corp.	33,091	$1,175,062
EOG Resources, Inc.	16,270	1,305,993
Halliburton Co.	56,220	1,215,476
Kinder Morgan, Inc.	122,017	2,041,345
ONEOK, Inc.	30,502	1,768,811
Pioneer Natural Resources Co.	8,663	1,442,476
Schlumberger NV	43,994	1,303,982
Texas Pacific Land Corp.	750	907,020
The Williams Cos., Inc.	87,684	2,274,523
		18,194,674
Financials (15.7%):
Aflac, Inc.	45,238	2,358,257
Ally Financial, Inc.	31,600	1,613,180
American Express Co.	12,099	2,026,945
American Financial Group, Inc.	10,276	1,293,029
American International Group, Inc.	31,304	1,718,277
Ameriprise Financial, Inc.	7,328	1,935,471
Aon PLC, Class A	7,697	2,199,572
Apollo Global Management, Inc. (b)	31,078	1,914,094
Arch Capital Group Ltd. (a)	55,820	2,131,208
Ares Management Corp., Class A	25,115	1,854,240
Arthur J. Gallagher & Co.	19,069	2,834,607
Bank of America Corp.	48,194	2,045,835
Berkshire Hathaway, Inc., Class B (a)	11,381	3,106,330
BlackRock, Inc.	2,411	2,022,009
Blackstone, Inc.	17,677	2,056,542
Brown & Brown, Inc.	45,990	2,550,146
Capital One Financial Corp.	10,146	1,643,348
Cboe Global Markets, Inc.	14,443	1,788,910
Chubb Ltd.	11,515	1,997,622
Cincinnati Financial Corp.	16,225	1,853,220
Citigroup, Inc.	26,033	1,826,996
Citizens Financial Group, Inc.	35,047	1,646,508
CME Group, Inc.	11,310	2,187,128
CNA Financial Corp.	51,571	2,163,919
Discover Financial Services	12,255	1,505,527
East West Bancorp, Inc.	20,401	1,581,894
Everest Re Group Ltd.	8,196	2,055,393
FactSet Research Systems, Inc.	6,062	2,393,156
Fidelity National Financial, Inc.	41,032	1,860,391
Fifth Third Bancorp	41,509	1,761,642
First Republic Bank (b)	9,723	1,875,372
Franklin Resources, Inc.	45,885	1,363,702
Huntington Bancshares, Inc.	102,020	1,577,229
Interactive Brokers Group, Inc.	27,711	1,727,504
Intercontinental Exchange, Inc.	25,677	2,948,233
Invesco Ltd.	55,416	1,336,080
JPMorgan Chase & Co.	14,694	2,405,261
KeyCorp	77,429	1,674,015
KKR & Co., Inc.	34,058	2,073,451
Lincoln National Corp.	20,281	1,394,319
Loews Corp.	41,785	2,253,465
LPL Financial Holdings, Inc.	11,461	1,796,626
M&T Bank Corp.	11,717	1,749,817
Markel Corp. (a)	1,800	2,151,234
MarketAxess Holdings, Inc.	3,386	1,424,456
Marsh & McLennan Cos., Inc.	19,796	2,997,708
MetLife, Inc.	31,717	1,957,890
Moody's Corp.	7,301	2,592,658
Morgan Stanley	18,568	1,806,852
Morningstar, Inc.	7,704	1,995,567
MSCI, Inc.	3,372	2,051,322
Nasdaq, Inc. (b)	14,285	2,757,291
Northern Trust Corp.	17,130	1,846,785
Principal Financial Group, Inc.	27,474	1,769,326
Prudential Financial, Inc.	19,004	1,999,221
Raymond James Financial, Inc.	22,740	2,098,447

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	77,199	$1,645,111
S&P Global, Inc.	5,796	2,462,662
Signature Bank	4,971	1,353,504
State Street Corp.	17,958	1,521,402
SVB Financial Group (a)	2,411	1,559,628
Synchrony Financial	30,308	1,481,455
T. Rowe Price Group, Inc.	9,959	1,958,935
The Allstate Corp.	19,535	2,487,001
The Bank of New York Mellon Corp.	35,977	1,865,048
The Carlyle Group, Inc.	41,325	1,953,846
The Charles Schwab Corp.	23,294	1,696,735
The Goldman Sachs Group, Inc.	4,831	1,826,263
The Hartford Financial Services Group, Inc.	23,385	1,642,796
The PNC Financial Services Group, Inc.	10,113	1,978,507
The Progressive Corp.	25,603	2,314,255
The Travelers Cos., Inc.	15,001	2,280,302
Tradeweb Markets, Inc., Class A	25,262	2,040,664
Truist Financial Corp.	31,368	1,839,733
U.S. Bancorp	33,452	1,988,387
UWM Holdings Corp. (b)	125,868	874,783
W.R. Berkley Corp.	33,845	2,476,777
Wells Fargo & Co.	32,807	1,522,573
		152,319,594
Health Care (14.0%):
Abbott Laboratories	18,888	2,231,239
AbbVie, Inc.	22,345	2,410,355
ABIOMED, Inc. (a)	4,253	1,384,437
Agilent Technologies, Inc.	15,631	2,462,351
Align Technology, Inc. (a)	1,888	1,256,332
Amgen, Inc.	11,122	2,365,093
Anthem, Inc.	5,948	2,217,414
Avantor, Inc. (a)	46,805	1,914,325
Baxter International, Inc.	39,821	3,202,803
Becton, Dickinson & Co.	11,295	2,776,537
Biogen, Inc. (a)	2,858	808,785
BioMarin Pharmaceutical, Inc. (a)	22,247	1,719,471
Bio-Rad Laboratories, Inc., Class A (a)	2,541	1,895,459
Bio-Techne Corp.	3,072	1,488,599
Boston Scientific Corp. (a)	51,426	2,231,374
Bruker Corp. (b)	23,751	1,854,953
Cardinal Health, Inc.	34,882	1,725,264
Catalent, Inc. (a)	13,721	1,825,853
Centene Corp. (a)	27,573	1,718,074
Cerner Corp.	41,052	2,894,987
Charles River Laboratories International, Inc. (a)	4,650	1,918,916
Cigna Corp.	9,249	1,851,280
CVS Health Corp.	28,525	2,420,632
Danaher Corp.	6,792	2,067,756
DaVita, Inc. (a)	15,859	1,843,767
DENTSPLY SIRONA, Inc.	29,090	1,688,675
DexCom, Inc. (a)	2,736	1,496,209
Edwards Lifesciences Corp. (a)	20,095	2,274,955
Eli Lilly & Co.	6,220	1,437,131
Gilead Sciences, Inc. (c)	34,852	2,434,412
HCA Healthcare, Inc.	7,232	1,755,351
Henry Schein, Inc. (a)	25,732	1,959,749
Hologic, Inc. (a)	22,691	1,674,823
Horizon Therapeutics PLC (a)	11,212	1,228,162
Humana, Inc.	5,768	2,244,617
IDEXX Laboratories, Inc. (a)	2,879	1,790,450
Illumina, Inc. (a)	3,105	1,259,419
Incyte Corp. (a)	23,207	1,596,177
Intuitive Surgical, Inc. (a)	1,812	1,801,400
IQVIA Holdings, Inc. (a)	9,800	2,347,492
Johnson & Johnson (c)	20,176	3,258,424
Laboratory Corp. of America Holdings (a)	8,290	2,333,138
Masimo Corp. (a)	7,276	1,969,686
Medtronic PLC	20,671	2,591,110

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	38,986	$2,928,238
Mettler-Toledo International, Inc. (a)	1,458	2,008,191
Moderna, Inc. (a)	1,796	691,209
Molina Healthcare, Inc. (a)	6,673	1,810,452
PerkinElmer, Inc.	9,595	1,662,718
Pfizer, Inc.	53,924	2,319,271
Quest Diagnostics, Inc.	16,710	2,428,130
Regeneron Pharmaceuticals, Inc. (a)	3,140	1,900,265
Repligen Corp. (a)	4,387	1,267,799
ResMed, Inc.	6,864	1,809,007
Seagen, Inc. (a)	8,344	1,416,811
STERIS PLC	11,402	2,329,201
Stryker Corp.	9,671	2,550,436
Teleflex, Inc.	4,990	1,878,985
The Cooper Cos., Inc.	5,308	2,193,849
Thermo Fisher Scientific, Inc.	3,857	2,203,620
UnitedHealth Group, Inc.	6,854	2,678,132
Universal Health Services, Inc., Class B	13,136	1,817,628
Veeva Systems, Inc., Class A (a)	4,512	1,300,223
Vertex Pharmaceuticals, Inc. (a)	10,066	1,825,872
Waters Corp. (a)	5,625	2,009,813
West Pharmaceutical Services, Inc.	5,322	2,259,402
Zimmer Biomet Holdings, Inc.	15,592	2,282,045
Zoetis, Inc.	12,529	2,432,380
		135,631,113
Industrials (16.2%):
3M Co.	14,445	2,533,942
AGCO Corp.	10,142	1,242,699
Allegion PLC	16,168	2,137,086
AMERCO, Inc.	2,898	1,872,195
AMETEK, Inc.	19,941	2,472,883
AO Smith Corp.	27,457	1,676,799
Builders FirstSource, Inc. (a)	24,090	1,246,417
C.H. Robinson Worldwide, Inc. (b)	25,032	2,177,784
Carlisle Cos., Inc.	11,365	2,259,248
Carrier Global Corp. (b)	32,688	1,691,931
Caterpillar, Inc.	9,709	1,863,837
Cintas Corp.	5,347	2,035,389
Copart, Inc. (a)	15,075	2,091,204
CoStar Group, Inc. (a)(c)	21,576	1,856,831
CSX Corp.	71,123	2,115,198
Cummins, Inc.	9,248	2,076,731
Deere & Co.	4,698	1,574,159
Dover Corp.	14,807	2,302,488
Eaton Corp. PLC	14,525	2,168,728
Emerson Electric Co.	23,304	2,195,237
Enphase Energy, Inc. (a)	4,378	656,569
Equifax, Inc.	6,666	1,689,298
Expeditors International of Washington, Inc.	20,914	2,491,485
Fastenal Co.	46,345	2,391,865
FedEx Corp.	7,332	1,607,834
Fortive Corp.	31,932	2,253,441
Fortune Brands Home & Security, Inc.	19,607	1,753,258
Generac Holdings, Inc. (a)	2,571	1,050,691
General Dynamics Corp.	14,395	2,821,852
Graco, Inc.	32,456	2,270,946
HEICO Corp.	15,505	2,044,644
Honeywell International, Inc.	11,505	2,442,281
Howmet Aerospace, Inc.	48,625	1,517,100
Hubbell, Inc. (b)	10,545	1,905,165
IDEX Corp.	11,974	2,478,019
Illinois Tool Works, Inc.	13,871	2,866,165
Ingersoll Rand, Inc. (a)(c)	34,534	1,740,859
J.B. Hunt Transport Services, Inc.	11,435	1,912,161
Jacobs Engineering Group, Inc.	15,683	2,078,468
Johnson Controls International PLC	33,134	2,255,763
L3Harris Technologies, Inc.	11,480	2,528,355

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Lennox International, Inc.	6,251	$1,838,857
Lockheed Martin Corp.	8,480	2,926,448
Masco Corp.	38,707	2,150,174
Nordson Corp.	9,763	2,325,058
Norfolk Southern Corp.	9,068	2,169,519
Northrop Grumman Corp.	7,779	2,801,607
Old Dominion Freight Line, Inc.	7,384	2,111,676
Otis Worldwide Corp.	27,790	2,286,561
PACCAR, Inc.	25,043	1,976,394
Parker-Hannifin Corp.	6,920	1,934,970
Quanta Services, Inc.	16,807	1,912,973
Raytheon Technologies Corp.	25,865	2,223,355
Republic Services, Inc. (c)	25,636	3,077,858
Robert Half International, Inc.	20,500	2,056,765
Rockwell Automation, Inc.	7,269	2,137,377
Rollins, Inc.	52,743	1,863,410
Roper Technologies, Inc.	5,581	2,489,851
Snap-on, Inc.	9,067	1,894,550
Stanley Black & Decker, Inc.	12,067	2,115,466
Teledyne Technologies, Inc. (a)	4,197	1,802,947
Textron, Inc.	23,722	1,656,033
The Toro Co.	22,693	2,210,525
Trane Technologies PLC	11,200	1,933,680
TransDigm Group, Inc. (a)	2,989	1,866,840
TransUnion	17,739	1,992,267
Trex Co., Inc. (a)	13,596	1,385,840
Union Pacific Corp.	11,397	2,233,926
United Parcel Service, Inc., Class B	10,716	1,951,384
United Rentals, Inc. (a)	3,999	1,403,369
Verisk Analytics, Inc.	10,822	2,167,322
W.W. Grainger, Inc.	5,429	2,133,923
Waste Management, Inc.	21,425	3,200,038
Watsco, Inc.	7,508	1,986,767
Westinghouse Air Brake Technologies Corp.	20,514	1,768,512
Xylem, Inc.	18,140	2,243,555
		156,576,802
Information Technology (15.3%):
Accenture PLC, Class A	8,108	2,593,911
Adobe, Inc. (a)	3,258	1,875,696
Advanced Micro Devices, Inc. (a)	11,979	1,232,639
Akamai Technologies, Inc. (a)	17,293	1,808,675
Amphenol Corp., Class A	33,231	2,433,506
Analog Devices, Inc.	11,346	1,900,228
ANSYS, Inc. (a)	4,366	1,486,405
Apple, Inc.	12,929	1,829,453
Applied Materials, Inc.	8,520	1,096,780
Arista Networks, Inc. (a)	5,612	1,928,508
Autodesk, Inc. (a)	5,411	1,543,055
Automatic Data Processing, Inc.	12,850	2,568,972
Black Knight, Inc. (a)	31,046	2,235,312
Booz Allen Hamilton Holding Corp.	27,238	2,161,335
Broadcom, Inc.	3,619	1,754,962
Broadridge Financial Solutions, Inc. (b)	15,455	2,575,421
Cadence Design Systems, Inc. (a)	9,764	1,478,660
CDW Corp.	11,141	2,027,885
Cisco Systems, Inc.	49,406	2,689,169
Citrix Systems, Inc.	16,445	1,765,700
Cognex Corp.	20,451	1,640,579
Cognizant Technology Solutions Corp., Class A	28,864	2,141,997
Corning, Inc.	49,416	1,803,190
Dell Technologies, Inc., Class C (a)	20,301	2,112,116
Dynatrace, Inc. (a)	16,862	1,196,696
Entegris, Inc.	10,927	1,375,709
EPAM Systems, Inc. (a)	2,943	1,678,923
F5 Networks, Inc. (a)	9,589	1,906,101
Fair Isaac Corp. (a)	3,715	1,478,310
Fidelity National Information Services, Inc.	15,724	1,913,296
Fiserv, Inc. (a)	20,351	2,208,083

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	7,982	$2,085,457
Fortinet, Inc. (a)	5,261	1,536,422
Gartner, Inc. (a)	5,453	1,657,058
Global Payments, Inc.	11,431	1,801,297
GoDaddy, Inc., Class A (a)	21,915	1,527,475
Hewlett Packard Enterprise Co.	123,307	1,757,125
HP, Inc.	60,860	1,665,130
Intel Corp.	28,747	1,531,640
International Business Machines Corp.	16,298	2,264,281
Intuit, Inc.	3,562	1,921,735
Jack Henry & Associates, Inc.	13,266	2,176,420
Keysight Technologies, Inc. (a)	12,829	2,107,676
KLA Corp.	3,571	1,194,535
Lam Research Corp.	1,904	1,083,662
Leidos Holdings, Inc.	19,936	1,916,448
Mastercard, Inc., Class A	5,920	2,058,266
Microchip Technology, Inc.	8,693	1,334,289
Micron Technology, Inc.	17,142	1,216,739
Microsoft Corp. (c)	8,485	2,392,091
Monolithic Power Systems, Inc.	2,516	1,219,455
Motorola Solutions, Inc.	11,024	2,561,096
NetApp, Inc.	18,552	1,665,227
NortonLifeLock, Inc.	65,231	1,650,344
NVIDIA Corp.	5,762	1,193,656
NXP Semiconductors NV (b)	6,187	1,211,848
ON Semiconductor Corp. (a)	26,396	1,208,145
Oracle Corp.	24,038	2,094,431
Paychex, Inc.	24,365	2,739,844
Paycom Software, Inc. (a)	2,713	1,344,970
Paylocity Holding Corp. (a)	4,841	1,357,416
PayPal Holdings, Inc. (a)	5,034	1,309,897
Pegasystems, Inc.	11,669	1,483,130
PTC, Inc. (a)	9,864	1,181,609
Qorvo, Inc. (a)	7,382	1,234,197
QUALCOMM, Inc.	11,221	1,447,285
salesforce.com, Inc. (a)	8,009	2,172,201
Seagate Technology Holdings PLC	14,753	1,217,418
ServiceNow, Inc. (a)(c)	2,360	1,468,557
Skyworks Solutions, Inc.	7,292	1,201,576
Square, Inc., Class A (a)	3,703	888,128
SS&C Technologies Holdings, Inc.	32,416	2,249,670
Synopsys, Inc. (a)	5,089	1,523,697
TE Connectivity Ltd.	14,508	1,990,788
Teradyne, Inc.	9,636	1,051,962
Texas Instruments, Inc.	9,709	1,866,167
The Trade Desk, Inc., Class A (a)	9,932	698,220
Trimble, Inc. (a)	19,185	1,577,966
Tyler Technologies, Inc. (a)	3,733	1,712,140
Ubiquiti, Inc.	3,438	1,026,827
VeriSign, Inc. (a)	12,275	2,516,498
Visa, Inc., Class A	10,719	2,387,657
VMware, Inc., Class A (a)(b)	13,215	1,965,070
Western Digital Corp. (a)	17,577	992,046
Zebra Technologies Corp. (a)	3,311	1,706,556
Zoom Video Communications, Inc., Class A (a)	3,397	888,315
		147,673,027
Materials (5.0%):
Air Products & Chemicals, Inc.	8,748	2,240,450
Albemarle Corp.	4,746	1,039,232
Avery Dennison Corp.	9,640	1,997,504
Ball Corp.	23,627	2,125,721
Celanese Corp.	12,636	1,903,487
Cleveland-Cliffs, Inc. (a)	31,693	627,838
Corteva, Inc.	43,008	1,809,777
Crown Holdings, Inc. (b)	18,698	1,884,385
Dow, Inc.	27,571	1,586,987
DuPont de Nemours, Inc.	23,821	1,619,590

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	16,738	$1,686,186
Ecolab, Inc.	11,451	2,388,908
FMC Corp.	20,787	1,903,258
Freeport-McMoRan, Inc.	26,951	876,716
International Flavors & Fragrances, Inc.	11,050	1,477,606
International Paper Co.	34,892	1,951,161
LyondellBasell Industries NV, Class A	16,600	1,557,910
Martin Marietta Materials, Inc.	4,872	1,664,665
Newmont Corp.	32,421	1,760,460
Nucor Corp.	10,969	1,080,337
Packaging Corp. of America	16,607	2,282,466
PPG Industries, Inc.	13,688	1,957,521
RPM International, Inc.	31,565	2,451,022
Steel Dynamics, Inc.	19,086	1,116,149
The Mosaic Co.	37,047	1,323,319
The Sherwin-Williams Co.	9,585	2,681,212
Vulcan Materials Co.	10,401	1,759,433
Westlake Chemical Corp.	18,081	1,647,902
		48,401,202
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	19,997	1,946,908
Jones Lang LaSalle, Inc. (a)	6,951	1,724,473
		3,671,381
Utilities (7.1%):
Alliant Energy Corp.	46,025	2,576,479
Ameren Corp.	32,926	2,667,006
American Electric Power Co., Inc. (c)	33,928	2,754,275
American Water Works Co., Inc.	13,449	2,273,419
Atmos Energy Corp.	26,413	2,329,627
Avangrid, Inc.	50,621	2,460,181
CenterPoint Energy, Inc.	88,846	2,185,612
CMS Energy Corp.	44,615	2,664,854
Consolidated Edison, Inc. (c)	40,754	2,958,333
Dominion Energy, Inc.	38,256	2,793,453
DTE Energy Co.	24,675	2,756,444
Duke Energy Corp. (c)	30,353	2,962,149
Edison International	41,812	2,319,312
Entergy Corp.	23,013	2,285,421
Essential Utilities, Inc. (b)	49,939	2,301,189
Evergy, Inc. (c)	40,074	2,492,603
Eversource Energy (c)	27,740	2,268,022
Exelon Corp.	54,915	2,654,591
FirstEnergy Corp.	64,878	2,310,954
NextEra Energy, Inc. (c)	26,746	2,100,096
NRG Energy, Inc.	28,079	1,146,466
PG&E Corp. (a)	170,536	1,637,146
PPL Corp.	97,324	2,713,393
Public Service Enterprise Group, Inc.	41,862	2,549,396
Sempra Energy	19,702	2,492,303
The Southern Co. (c)	47,285	2,930,251
WEC Energy Group, Inc. (c)	28,301	2,496,148
Xcel Energy, Inc. (c)	40,220	2,513,750
		68,592,873
Total Common Stocks (Cost $797,143,309)		961,918,703
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	3,919,834	3,919,834
Total Investment Companies (Cost $3,919,834)		3,919,834

Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	327,511	327,511
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	9,706,405	9,706,405

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	163,444	$163,444
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	1,303,255	1,303,255
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	5,859,687	5,859,687
Total Collateral for Securities Loaned (Cost $17,360,302)		17,360,302
Total Investments (Cost $818,423,445) — 101.7%		983,198,839
Liabilities in excess of other assets — (1.7)%		(16,515,121)
NET ASSETS - 100.00%		$966,683,718

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	20	12/17/21	$4,470,566	$4,297,750	$(172,816)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(172,816)
	Total net unrealized appreciation (depreciation)				$(172,816)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2021
	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Communication Services (3.3%):
Omnicom Group, Inc.	118,474	$8,584,626
The Interpublic Group of Cos., Inc. (a)	200,879	7,366,233
Verizon Communications, Inc.	286,280	15,461,983
		31,412,842
Consumer Discretionary (4.0%):
Genuine Parts Co.	79,798	9,673,911
Hasbro, Inc.	90,431	8,068,254
Newell Brands, Inc.	304,723	6,746,567
VF Corp.	98,124	6,573,327
Whirlpool Corp.	34,751	7,084,339
		38,146,398
Consumer Staples (19.0%):
Altria Group, Inc.	209,024	9,514,772
Archer-Daniels-Midland Co.	182,284	10,938,863
Bunge Ltd.	104,827	8,524,532
Campbell Soup Co. (a)	234,271	9,794,870
Conagra Brands, Inc.	327,682	11,098,589
Costco Wholesale Corp.	30,223	13,580,705
General Mills, Inc.	206,396	12,346,609
Kellogg Co.	183,255	11,713,660
Kimberly-Clark Corp.	100,015	13,245,987
PepsiCo, Inc.	98,547	14,822,454
Philip Morris International, Inc.	131,806	12,493,891
The Clorox Co.	54,360	9,002,560
The Coca-Cola Co.	267,307	14,025,598
The J.M. Smucker Co.	84,546	10,148,056
The Kraft Heinz Co.	286,923	10,564,505
Walgreens Boots Alliance, Inc.	160,618	7,557,077
		179,372,728
Energy (5.1%):
Chevron Corp.	88,354	8,963,513
ConocoPhillips	109,315	7,408,278
Devon Energy Corp.	143,931	5,110,990
Kinder Morgan, Inc.	530,728	8,879,080
ONEOK, Inc. (a)	132,678	7,693,997
The Williams Cos., Inc.	381,411	9,893,801
		47,949,659
Financials (21.0%):
American Financial Group, Inc.	44,694	5,623,846
American International Group, Inc.	136,171	7,474,426
Apollo Global Management, Inc. (a)	135,183	8,325,921
Blackstone, Inc.	76,887	8,945,034
Citigroup, Inc.	113,231	7,946,552
Citizens Financial Group, Inc.	152,442	7,161,725
CME Group, Inc.	49,189	9,512,169
CNA Financial Corp.	224,319	9,412,425
Everest Re Group Ltd.	35,655	8,941,561
Fidelity National Financial, Inc.	178,476	8,092,102
Fifth Third Bancorp	180,542	7,662,203
Franklin Resources, Inc.	199,579	5,931,488
Huntington Bancshares, Inc.	443,763	6,860,576
Invesco Ltd.	241,040	5,811,474
KeyCorp	336,787	7,281,335
Lincoln National Corp.	88,209	6,064,369
M&T Bank Corp.	50,966	7,611,262
MetLife, Inc.	137,954	8,515,900
Northern Trust Corp.	74,509	8,032,815
Principal Financial Group, Inc.	119,506	7,696,186
Prudential Financial, Inc.	82,661	8,695,937
Regions Financial Corp.	335,790	7,155,685
The PNC Financial Services Group, Inc.	43,990	8,606,204

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Truist Financial Corp.	136,450	$8,002,793
U.S. Bancorp	145,507	8,648,936
UWM Holdings Corp. (a)	547,499	3,805,118
		197,818,042
Health Care (8.0%):
AbbVie, Inc.	97,198	10,484,748
Amgen, Inc.	48,377	10,287,369
Cardinal Health, Inc.	151,732	7,504,665
Gilead Sciences, Inc. (b)	151,597	10,589,050
Johnson & Johnson (b)	87,762	14,173,563
Merck & Co., Inc.	169,585	12,737,529
Pfizer, Inc.	234,560	10,088,426
		75,865,350
Industrials (3.4%):
3M Co.	62,831	11,021,814
Lockheed Martin Corp.	36,889	12,730,394
Watsco, Inc. (a)	32,649	8,639,578
		32,391,786
Information Technology (6.8%):
Broadcom, Inc.	15,747	7,636,193
Cisco Systems, Inc.	214,892	11,696,571
Corning, Inc.	214,942	7,843,234
Hewlett Packard Enterprise Co.	536,368	7,643,244
HP, Inc.	264,715	7,242,602
Intel Corp.	125,038	6,662,025
International Business Machines Corp.	70,889	9,848,609
Seagate Technology Holdings PLC	64,175	5,295,721
		63,868,199
Materials (5.0%):
Dow, Inc.	119,930	6,903,171
Eastman Chemical Co.	72,795	7,333,368
International Paper Co.	151,774	8,487,202
LyondellBasell Industries NV, Class A	72,203	6,776,252
Newmont Corp.	141,023	7,657,549
Packaging Corp. of America	72,239	9,928,528
		47,086,070
Utilities (23.5%):
Alliant Energy Corp.	200,196	11,206,972
American Electric Power Co., Inc. (b)	147,573	11,979,976
Avangrid, Inc. (a)	220,197	10,701,574
CMS Energy Corp.	194,061	11,591,264
Consolidated Edison, Inc. (b)	177,266	12,867,739
Dominion Energy, Inc.	166,399	12,150,455
DTE Energy Co.	107,323	11,989,052
Duke Energy Corp. (b)	132,020	12,883,832
Edison International	181,864	10,087,996
Entergy Corp.	100,094	9,940,335
Evergy, Inc. (a)(b)	174,315	10,842,393
Exelon Corp.	238,860	11,546,492
FirstEnergy Corp.	282,196	10,051,821
NRG Energy, Inc.	122,138	4,986,895
PPL Corp.	423,328	11,802,385
Public Service Enterprise Group, Inc.	182,083	11,088,855
Sempra Energy	85,707	10,841,935
The Southern Co. (b)	205,674	12,745,618
WEC Energy Group, Inc. (b)	123,100	10,857,420
Xcel Energy, Inc. (b)	174,942	10,933,875
		221,096,884
Total Common Stocks (Cost $861,017,100)		935,007,958

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Investment Companies (0.6%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (c)	5,236,295	$5,236,295
Total Investment Companies (Cost $5,236,295)		5,236,295

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	187,235	187,235
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	5,549,043	5,549,043
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	93,439	93,439
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	745,056	745,056
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	3,349,918	3,349,918
Total Collateral for Securities Loaned (Cost $9,924,691)		9,924,691
Total Investments (Cost $876,178,086) — 100.8%		950,168,944
Liabilities in excess of other assets — (0.8)%		(7,683,064)
NET ASSETS - 100.00%		$942,485,880

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	26	12/17/21	$5,731,787	$5,587,075	$(144,712)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(144,712)
	Total net unrealized appreciation (depreciation)				$(144,712)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.8%)
Banks (15.6%):
1st Source Corp.	3,688	$174,221
Amerant Bancorp, Inc. (a)	4,490	111,083
Atlantic Union Bankshares Corp.	4,088	150,643
Banc of California, Inc.	8,445	156,148
BancFirst Corp.	2,797	168,156
Banner Corp.	2,570	141,890
Berkshire Hills Bancorp, Inc.	4,825	130,178
Brookline Bancorp, Inc.	11,878	181,258
Byline Bancorp, Inc.	6,528	160,328
City Holding Co.	2,759	214,954
Columbia Banking System, Inc.	4,125	156,709
ConnectOne Bancorp, Inc.	5,192	155,812
Customers Bancorp, Inc.	2,858	122,951
CVB Financial Corp.	8,623	175,650
Dime Community Bancshares, Inc.	4,271	139,491
Eagle Bancorp, Inc.	2,784	160,080
Enterprise Financial Services Corp.	3,555	160,970
FB Financial Corp.	3,944	169,119
First BanCorp/Puerto Rico	10,918	143,572
First Bancorp/Southern Pines NC	3,664	157,589
First Busey Corp.	7,199	177,311
First Commonwealth Financial Corp.	11,807	160,929
First Financial Bancorp	6,060	141,865
First Foundation, Inc.	6,789	178,551
First Interstate BancSystem, Inc., Class A	4,014	161,604
First Merchants Corp.	3,785	158,364
Fulton Financial Corp.	10,147	155,046
German American Bancorp, Inc.	4,717	182,218
Great Western Bancorp, Inc.	4,329	141,731
Heartland Financial USA, Inc.	3,708	178,281
Heritage Financial Corp.	6,418	163,659
Hilltop Holdings, Inc.	4,143	135,352
Hope Bancorp, Inc.	10,577	152,732
Independent Bank Corp.	2,243	170,804
International Bancshares Corp.	3,575	148,863
Lakeland Bancorp, Inc.	9,751	171,910
Lakeland Financial Corp.	2,507	178,599
Live Oak Bancshares, Inc.	1,642	104,480
National Bank Holdings Corp., Class A	4,669	189,001
NBT Bancorp, Inc.	4,873	176,013
OFG Bancorp	5,146	129,782
Old National Bancorp	11,636	197,230
Origin Bancorp, Inc.	3,575	151,401
Park National Corp.	1,440	175,608
Preferred Bank	2,654	176,969
Renasant Corp.	4,627	166,803
Republic Bancorp, Inc., Class A	3,736	189,228
S&T Bancorp, Inc.	5,045	148,676
Sandy Spring Bancorp, Inc.	3,597	164,815
Seacoast Banking Corp. of Florida	4,523	152,923
Silvergate Capital Corp., Class A (a)	423	48,856
Southside Bancshares, Inc. (b)	4,828	184,864
Stock Yards Bancorp, Inc.	3,748	219,820
The Bancorp, Inc. (a)	4,387	111,649
Tompkins Financial Corp. (c)	1,979	160,121
Towne Bank	5,344	166,252
TriCo Bancshares	4,033	175,032
Triumph Bancorp, Inc. (a)	1,459	146,090
Trustmark Corp.	5,064	163,162
United Community Banks, Inc.	5,286	173,487
Veritex Holdings, Inc.	4,295	169,051
Washington Trust Bancorp, Inc.	3,185	168,741
WesBanco, Inc.	4,522	154,110
Westamerica Bancorp	3,701	208,218
		10,261,003

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Capital Markets (2.3%):
B Riley Financial, Inc.	1,629	$96,176
BGC Partners, Inc., Class A	23,615	123,034
Brightsphere Investment Group, Inc.	5,603	146,406
Cowen, Inc., Class A	2,601	89,240
Donnelley Financial Solutions, Inc. (a)	3,112	107,738
Piper Sandler Cos.	1,051	145,522
PJT Partners, Inc., Class A	2,250	177,998
Sculptor Capital Management, Inc.	4,169	116,273
StoneX Group, Inc. (a)	2,040	134,436
Victory Capital Holdings, Inc., Class A	4,326	151,453
Virtus Investment Partners, Inc.	453	140,575
WisdomTree Investments, Inc.	19,654	111,438
		1,540,289

Communication Services (2.6%):
AMC Networks, Inc., Class A (a)	1,540	71,749
Boston Omaha Corp., Class A (a)	2,535	98,307
Cars.com, Inc. (a)	7,089	89,676
Gray Television, Inc.	6,784	154,811
IDT Corp., Class B (a)	1,711	71,776
Loral Space & Communications, Inc. (c)	2,102	90,407
QuinStreet, Inc. (a)	7,784	136,687
Sciplay Corp., Class A (a)(c)	5,220	108,002
Shenandoah Telecommunications Co.	2,785	87,950
TechTarget, Inc. (a)	1,161	95,690
Telephone & Data Systems, Inc.	7,211	140,615
The EW Scripps Co., Class A	6,763	122,140
Thryv Holdings, Inc. (a)	2,011	60,410
United States Cellular Corp. (a)	4,801	153,104
WideOpenWest, Inc. (a)	4,705	92,453
Yelp, Inc. (a)	2,950	109,858
		1,683,635
Consumer Discretionary (13.3%):
1-800-Flowers.com, Inc., Class A (a)	2,637	80,455
Abercrombie & Fitch Co. (a)	2,731	102,768
Accel Entertainment, Inc. (a)	11,098	134,730
Adtalem Global Education, Inc. (a)	3,770	142,544
American Axle & Manufacturing Holdings, Inc. (a)	9,873	86,981
America's Car-Mart, Inc. (a)	877	102,416
Arko Corp. (a)	11,857	119,756
Bally's Corp. (a)	1,725	86,492
Bed Bath & Beyond, Inc. (a)	1,435	24,790
Big 5 Sporting Goods Corp.	2,198	50,642
Big Lots, Inc.	1,968	85,332
Bloomin' Brands, Inc. (a)	4,341	108,525
Boot Barn Holdings, Inc. (a)	1,131	100,512
Brinker International, Inc. (a)	1,911	93,735
Carriage Services, Inc.	4,339	193,476
Cavco Industries, Inc. (a)	539	127,603
Century Communities, Inc.	1,323	81,298
Chuy's Holdings, Inc. (a)	3,159	99,603
Citi Trends, Inc. (a)	1,099	80,183
Clarus Corp.	5,813	148,987
Conn's, Inc. (a)	2,957	67,508
Denny's Corp. (a)	7,703	125,867
Dine Brands Global, Inc. (a)	1,380	112,070
Dorman Products, Inc. (a)	1,695	160,466
El Pollo Loco Holdings, Inc. (a)(c)	8,639	145,999
Ethan Allen Interiors, Inc. (c)	5,324	126,179
Franchise Group, Inc.	4,231	149,820
Funko, Inc., Class A (a)	3,916	71,310
Genesco, Inc. (a)	1,406	81,168
Gentherm, Inc. (a)	1,527	123,580
G-III Apparel Group Ltd. (a)	3,462	97,975
Golden Entertainment, Inc. (a)	1,881	92,338
GoPro, Inc., Class A (a)	7,702	72,091
Green Brick Partners, Inc. (a)	4,063	83,373

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	661	$124,189
Groupon, Inc. (a)	2,872	65,510
GrowGeneration Corp. (a)	1,878	46,330
Guess?, Inc.	4,092	85,973
Haverty Furniture Cos., Inc.	3,001	101,164
Hibbett, Inc.	1,003	70,952
Hovnanian Enterprises, Inc., Class A (a)	553	53,304
iRobot Corp. (a)	976	76,616
Jack in the Box, Inc.	1,593	155,047
Johnson Outdoors, Inc., Class A	1,341	141,878
Lands' End, Inc. (a)	1,941	45,691
La-Z-Boy, Inc.	4,216	135,882
Liquidity Services, Inc. (a)	2,564	55,408
Lumber Liquidators Holdings, Inc. (a)	5,041	94,166
M/I Homes, Inc. (a)	1,724	99,647
Malibu Boats, Inc., Class A (a)	1,625	113,718
MarineMax, Inc. (a)(c)	1,750	84,910
Monarch Casino & Resort, Inc. (a)	1,978	132,506
Monro, Inc.	2,530	145,500
Movado Group, Inc.	2,834	89,243
OneWater Marine, Inc.	2,378	95,619
Oxford Industries, Inc.	1,402	126,418
Party City Holdco, Inc. (a)	9,991	70,936
Perdoceo Education Corp. (a)	13,660	144,250
Ruth's Hospitality Group, Inc. (a)	5,550	114,940
Sally Beauty Holdings, Inc. (a)	5,057	85,210
Shoe Carnival, Inc. (c)	2,884	93,499
Sleep Number Corp. (a)	1,073	100,304
Smith & Wesson Brands, Inc.	3,445	71,518
Sonic Automotive, Inc., Class A	2,291	120,369
Standard Motor Products, Inc.	3,845	168,065
Stoneridge, Inc. (a)	5,426	110,636
Strategic Education, Inc.	1,816	128,028
Stride, Inc. (a)	3,243	116,553
Sturm Ruger & Co., Inc. (b)	1,931	142,469
The Buckle, Inc. (c)	2,842	112,515
The Children's Place, Inc. (a)(c)	967	72,776
The Lovesac Co. (a)	1,303	86,115
The ODP Corp. (a)	1,991	79,959
TravelCenters of America, Inc. (a)(c)	1,967	97,937
Tri Pointe Homes, Inc. (a)	4,895	102,893
Tupperware Brands Corp. (a)	3,452	72,906
Universal Electronics, Inc. (a)	2,807	138,245
Vista Outdoor, Inc. (a)	2,273	91,625
Visteon Corp. (a)	1,169	110,342
Winmark Corp.	933	200,623
Winnebago Industries, Inc.	1,687	122,223
Workhorse Group, Inc. (a)(c)	4,293	32,841
WW International, Inc. (a)	3,613	65,937
XPEL, Inc. (a)	1,100	83,446
Zumiez, Inc. (a)	2,807	111,606
		8,749,009
Consumer Finance (1.1%):
Atlanticus Holdings Corp. (a)	1,101	58,419
Encore Capital Group, Inc. (a)	3,189	157,122
Enova International, Inc. (a)	3,482	120,303
Green Dot Corp., Class A (a)	2,798	140,823
PRA Group, Inc. (a)	4,132	174,123
World Acceptance Corp. (a)(c)	419	79,434
		730,224

Consumer Staples (6.7%):
B&G Foods, Inc. (c)	3,743	111,878
BellRing Brands, Inc., Class A (a)	4,724	145,263
Calavo Growers, Inc.	3,477	132,960
Cal-Maine Foods, Inc.	6,704	242,417
Central Garden & Pet Co., Class A (a)	4,291	184,513

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Edgewell Personal Care Co.	3,910	$141,933
elf Beauty, Inc. (a)	5,161	149,927
Energizer Holdings, Inc.	4,963	193,805
Fresh Del Monte Produce, Inc.	4,121	132,779
Grocery Outlet Holding Corp. (a)	5,020	108,281
Hostess Brands, Inc. (a)(c)	14,492	251,726
Ingles Markets, Inc., Class A	2,697	178,083
Inter Parfums, Inc.	2,349	175,635
John B Sanfilippo & Son, Inc.	2,536	207,242
Medifast, Inc.	486	93,623
MGP Ingredients, Inc.	1,959	127,531
Nu Skin Enterprises, Inc., Class A	2,865	115,947
PriceSmart, Inc.	2,264	175,573
SpartanNash Co. (c)	7,763	170,010
Sprouts Farmers Market, Inc. (a)	6,107	141,499
The Andersons, Inc.	4,023	124,029
Tootsie Roll Industries, Inc. (c)	3,743	113,900
TreeHouse Foods, Inc. (a)	3,665	146,160
Turning Point Brands, Inc.	2,534	120,999
United Natural Foods, Inc. (a)	2,122	102,747
Universal Corp.	3,797	183,509
USANA Health Sciences, Inc. (a)(c)	1,707	157,385
Vector Group Ltd.	9,453	120,526
Weis Markets, Inc. (b)	2,968	155,968
		4,405,848
Diversified Financial Services (0.2%):
Cannae Holdings, Inc. (a)	5,306	165,070

Energy (1.5%):
Altus Midstream Co., Class A	1,665	114,935
Archrock, Inc.	17,889	147,584
Bonanza Creek Energy, Inc. (c)	2,256	108,062
Cactus, Inc., Class A	2,524	95,205
CONSOL Energy, Inc. (a)	3,028	78,789
Core Laboratories NV	3,377	93,712
Renewable Energy Group, Inc. (a)	1,503	75,451
Transocean Ltd. (a)	15,775	59,787
Whiting Petroleum Corp. (a)	2,046	119,507
World Fuel Services Corp. (b)	3,470	116,661
		1,009,693
Health Care (9.0%):
Addus HomeCare Corp. (a)	1,498	119,465
Amneal Pharmaceuticals, Inc. (a)	15,604	83,325
Amphastar Pharmaceuticals, Inc. (a)(c)	10,215	194,187
Antares Pharma, Inc. (a)	31,140	113,350
Atrion Corp.	263	183,442
Avanos Medical, Inc. (a)	4,578	142,834
Avid Bioservices, Inc. (a)	3,606	77,781
BioLife Solutions, Inc. (a)	1,483	62,760
Cara Therapeutics, Inc. (a)	4,355	67,285
Collegium Pharmaceutical, Inc. (a)	4,982	98,345
Community Health Systems, Inc. (a)	5,730	67,041
Corcept Therapeutics, Inc. (a)	8,166	160,707
CorVel Corp. (a)	1,199	223,278
Cross Country Healthcare, Inc. (a)	4,211	89,442
Cutera, Inc. (a)	1,791	83,461
Eagle Pharmaceuticals, Inc. (a)	2,388	133,203
Fulgent Genetics, Inc. (a)	541	48,663
Hanger, Inc. (a)	6,382	140,149
HealthStream, Inc. (a)	6,562	187,542
Innoviva, Inc. (a)	9,951	166,281
Ironwood Pharmaceuticals, Inc. (a)	11,500	150,190
LeMaitre Vascular, Inc.	2,633	139,786
Lexicon Pharmaceuticals, Inc. (a)	7,602	36,566
Ligand Pharmaceuticals, Inc. (a)	620	86,378
Meridian Bioscience, Inc. (a)	4,003	77,018
ModivCare, Inc. (a)	600	108,972

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
National HealthCare Corp. (b)	2,201	$154,026
National Research Corp.	3,127	131,866
Natus Medical, Inc. (a)	5,009	125,626
NextGen Healthcare, Inc. (a)	8,829	124,489
OPKO Health, Inc. (a)	23,380	85,337
OptimizeRx Corp. (a)	1,157	98,981
OraSure Technologies, Inc. (a)	9,260	104,731
Organogenesis Holdings, Inc. (a)	3,991	56,832
Owens & Minor, Inc.	1,810	56,635
Pacira BioSciences, Inc. (a)	2,482	138,992
Patterson Cos., Inc. (b)	4,932	148,650
Phibro Animal Health Corp., Class A	6,292	135,530
Prestige Consumer Healthcare, Inc. (a)	3,542	198,742
RadNet, Inc. (a)	3,133	91,828
Sage Therapeutics, Inc. (a)	2,018	89,417
Simulations Plus, Inc.	2,290	90,455
Supernus Pharmaceuticals, Inc. (a)	4,169	111,187
Surmodics, Inc. (a)	2,384	132,550
Tactile Systems Technology, Inc. (a)	2,665	118,459
The Joint Corp. (a)	886	86,846
The Pennant Group, Inc. (a)	3,229	90,703
U.S. Physical Therapy, Inc.	996	110,158
uniQure NV (a)	3,353	107,329
Vanda Pharmaceuticals, Inc. (a)	6,716	115,112
Vericel Corp. (a)	1,578	77,006
Xencor, Inc. (a)	3,561	116,302
		5,939,240
Industrials (21.4%):
AAR Corp. (a)	4,049	131,309
ACCO Brands Corp.	15,179	130,388
AeroVironment, Inc. (a)	881	76,048
Air Transport Services Group, Inc. (a)	5,637	145,491
Alamo Group, Inc.	1,202	167,715
Albany International Corp.	2,001	153,817
American Woodmark Corp. (a)	1,874	122,503
Apogee Enterprises, Inc.	3,113	117,547
ArcBest Corp.	1,599	130,750
Arcosa, Inc.	2,556	128,235
Argan, Inc.	4,114	179,658
Astec Industries, Inc.	2,056	110,633
Atlas Air Worldwide Holdings, Inc. (a)	2,106	172,018
AZZ, Inc.	3,297	175,400
Babcock & Wilcox Enterprises, Inc. (a)	9,359	59,991
Barnes Group, Inc.	3,374	140,797
Brady Corp., Class A	3,897	197,578
BrightView Holdings, Inc. (a)	9,679	142,862
CBIZ, Inc. (a)	6,899	223,114
Columbus McKinnon Corp.	3,405	164,632
Comfort Systems USA, Inc.	2,085	148,702
Construction Partners, Inc., Class A (a)	3,593	119,898
Cornerstone Building Brands, Inc. (a)	5,567	81,334
CRA International, Inc.	1,447	143,745
CSW Industrials, Inc.	1,336	170,607
Deluxe Corp.	3,334	119,657
DMC Global, Inc. (a)	2,247	82,937
Douglas Dynamics, Inc.	3,892	141,280
Ducommun, Inc. (a)	2,492	125,472
Dycom Industries, Inc. (a)	1,249	88,979
Eagle Bulk Shipping, Inc. (a)	1,611	81,227
Echo Global Logistics, Inc. (a)	3,772	179,962
Encore Wire Corp.	1,966	186,436
Energy Recovery, Inc. (a)	5,296	100,783
Enerpac Tool Group Corp.	6,018	124,753
EnPro Industries, Inc.	1,942	169,187
ESCO Technologies, Inc.	2,109	162,393
Federal Signal Corp.	4,548	175,644
Forrester Research, Inc. (a)	3,415	168,223

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Security Description	Shares	Value
Forward Air Corp.	2,034	$168,863
Franklin Covey Co. (a)	3,308	134,933
Gibraltar Industries, Inc. (a)	1,743	121,400
Global Industrial Co.	3,085	116,891
GMS, Inc. (a)	2,549	111,646
GrafTech International Ltd.	9,926	102,436
Great Lakes Dredge & Dock Corp. (a)	10,343	156,076
Griffon Corp.	5,719	140,687
H&E Equipment Services, Inc.	3,293	114,300
Healthcare Services Group	5,296	132,347
Heartland Express, Inc.	14,468	231,777
Heidrick & Struggles International, Inc.	3,658	163,257
Helios Technologies, Inc.	2,091	171,692
Heritage-Crystal Clean, Inc. (a)	4,432	128,439
HNI Corp.	3,957	145,301
Hub Group, Inc., Class A (a)	2,447	168,231
Huron Consulting Group, Inc. (a)	2,858	148,616
Hyster-Yale Materials Handling, Inc.	1,864	93,685
ICF International, Inc.	2,146	191,616
IES Holdings, Inc. (a)	2,666	121,810
Insteel Industries, Inc.	3,174	120,771
Interface, Inc.	8,550	129,532
JELD-WEN Holding, Inc. (a)	4,297	107,554
Kadant, Inc.	836	170,628
KAR Auction Services, Inc. (a)	6,614	108,403
Kelly Services, Inc., Class A	7,310	138,013
Kforce, Inc.	2,946	175,699
Lindsay Corp.	1,047	158,924
Marten Transport Ltd.	11,710	183,730
Matthews International Corp., Class A	4,411	153,018
McGrath RentCorp	2,528	181,890
Mercury Systems, Inc. (a)	2,452	116,274
Meritor, Inc. (a)	5,299	112,922
Moog, Inc., Class A	2,163	164,885
Mueller Industries, Inc.	3,784	155,522
Mueller Water Products, Inc., Class A	12,212	185,867
MYR Group, Inc. (a)	1,252	124,574
NV5 Global, Inc. (a)	1,237	121,931
Omega Flex, Inc.	732	104,449
PAE, Inc. (a)	18,688	111,754
Patrick Industries, Inc.	1,612	134,280
PGT Innovations, Inc. (a)	6,441	123,023
Pitney Bowes, Inc.	5,679	40,946
Primoris Services Corp.	4,705	115,225
Proto Labs, Inc. (a)	1,183	78,788
Quanex Building Products Corp.	6,664	142,676
REV Group, Inc.	5,023	86,195
Romeo Power, Inc. (a)(c)	8,623	42,684
Rush Enterprises, Inc., Class A	3,887	175,537
SkyWest, Inc. (a)	2,470	121,870
SPX Corp. (a)	2,693	143,941
Standex International Corp.	1,690	167,158
Steelcase, Inc., Class A	10,011	126,939
Sterling Construction Co., Inc. (a)	4,061	92,063
Tennant Co.	2,842	210,166
The Gorman-Rupp Co.	4,733	169,489
The Greenbrier Cos., Inc.	2,849	122,479
The Manitowoc Co., Inc. (a)	3,672	78,654
The Shyft Group, Inc.	2,703	102,741
Titan Machinery, Inc. (a)	3,165	82,005
TPI Composites, Inc. (a)	1,913	64,564
TrueBlue, Inc. (a)	4,255	115,225
Tutor Perini Corp. (a)	6,699	86,953
Veritiv Corp. (a)	713	63,856
VSE Corp.	2,778	133,816
Wabash National Corp.	8,995	136,094
		14,089,415

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (10.5%):
A10 Networks, Inc. (a)	7,757	$104,564
ACM Research, Inc., Class A (a)	661	72,710
ADTRAN, Inc.	5,149	96,595
Alpha & Omega Semiconductor Ltd. (a)	2,811	88,181
American Software, Inc., Class A	3,682	87,448
Avaya Holdings Corp. (a)	5,098	100,889
Avid Technology, Inc. (a)	2,806	81,150
Axcelis Technologies, Inc. (a)	1,693	79,622
Belden, Inc.	2,166	126,191
Benchmark Electronics, Inc.	6,486	173,241
Calix, Inc. (a)	1,798	88,875
Cambium Networks Corp. (a)	1,856	67,169
Cass Information Systems, Inc.	4,545	190,208
ChannelAdvisor Corp. (a)	4,201	105,991
Clearfield, Inc. (a)	1,747	77,130
Cohu, Inc. (a)	2,446	78,125
CSG Systems International, Inc.	5,145	247,989
CTS Corp.	4,196	129,698
Digi International, Inc. (a)	5,262	110,607
Ebix, Inc.	2,072	55,799
EchoStar Corp., Class A (a)	4,504	114,897
ePlus, Inc. (a)	1,534	157,404
Everi Holdings, Inc. (a)	4,658	112,631
Extreme Networks, Inc. (a)	9,237	90,985
FARO Technologies, Inc. (a)	2,019	132,870
GreenSky, Inc., Class A (a)	11,859	132,584
Ichor Holdings Ltd. (a)	1,906	78,318
InterDigital, Inc.	2,379	161,344
Kimball Electronics, Inc. (a)	4,449	114,651
Knowles Corp. (a)	11,842	221,919
Mesa Laboratories, Inc.	875	264,565
Methode Electronics, Inc.	3,626	152,473
Mitek Systems, Inc. (a)	4,646	85,951
Napco Security Technologies, Inc. (a)	3,556	153,193
NETGEAR, Inc. (a)	3,604	115,004
NetScout Systems, Inc. (a)	7,001	188,677
OSI Systems, Inc. (a)	2,618	248,186
PC Connection, Inc. (c)	3,244	142,833
Photronics, Inc. (a)	9,435	128,599
Plexus Corp. (a)	2,097	187,493
Progress Software Corp.	3,953	194,448
Ribbon Communications, Inc. (a)	14,832	88,695
Sanmina Corp. (a)	5,051	194,666
ScanSource, Inc. (a)	3,270	113,763
SMART Global Holdings, Inc. (a)	2,080	92,560
SolarWinds Corp.	5,829	97,519
Super Micro Computer, Inc. (a)	4,469	163,431
TTM Technologies, Inc. (a)	28,711	360,897
Ultra Clean Holdings, Inc. (a)	1,762	75,061
Veeco Instruments, Inc. (a)	5,914	131,350
Verra Mobility Corp. (a)	8,954	134,937
Xperi Holding Corp.	7,419	139,774
		6,933,860
Insurance (3.0%):
American Equity Investment Life Holding Co.	5,429	160,535
AMERISAFE, Inc.	3,743	210,207
Argo Group International Holdings Ltd.	3,435	179,376
eHealth, Inc. (a)	2,055	83,227
Employers Holdings, Inc.	4,823	190,460
Genworth Financial, Inc. (a)	22,449	84,184
HCI Group, Inc.	928	102,795
Horace Mann Educators Corp.	5,229	208,062
Palomar Holdings, Inc. (a)	1,208	97,643
Safety Insurance Group, Inc. (b)	2,700	213,975
Selectquote, Inc. (a)	6,751	87,290
SiriusPoint Ltd. (a)	18,246	168,958

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Security Description	Shares	Value
Stewart Information Services Corp.	2,856	$180,671
		1,967,383
Materials (4.2%):
AdvanSix, Inc. (a)	3,097	123,106
Boise Cascade Co.	1,968	106,233
Chase Corp.	1,530	156,289
Coeur Mining, Inc. (a)	9,535	58,831
GCP Applied Technologies, Inc. (a)	6,763	148,245
Glatfelter Corp.	9,775	137,828
Hawkins, Inc.	3,372	117,615
Innospec, Inc.	1,894	159,513
Koppers Holdings, Inc. (a)	4,027	125,884
Kronos Worldwide, Inc.	12,208	151,501
Materion Corp.	2,161	148,331
Minerals Technologies, Inc.	2,126	148,480
Myers Industries, Inc.	6,956	136,129
O-I Glass, Inc. (a)	7,564	107,938
Orion Engineered Carbons SA (a)	7,209	131,420
Ryerson Holding Corp.	3,174	70,685
Schnitzer Steel Industries, Inc.	2,082	91,212
Schweitzer-Mauduit International, Inc.	3,907	135,417
Stepan Co.	1,831	206,793
TimkenSteel Corp. (a)	4,709	61,594
Trinseo SA	2,333	125,935
Worthington Industries, Inc.	2,228	117,416
		2,766,395
Real Estate (1.4%):
Forestar Group, Inc. (a)	8,547	159,231
Marcus & Millichap, Inc. (a)	5,085	206,553
Newmark Group, Inc., Class A	8,689	124,339
RE/MAX Holdings, Inc.	4,705	146,608
Realogy Holdings Corp. (a)	5,302	92,997
The RMR Group, Inc., Class A	3,253	108,813
The St. Joe Co.	2,593	109,165
		947,706
Thrifts & Mortgage Finance (4.2%):
Axos Financial, Inc. (a)	3,216	165,753
Capitol Federal Financial, Inc.	19,304	221,803
Columbia Financial, Inc. (a)(b)	13,568	251,008
Federal Agricultural Mortgage Corp., Class C	1,756	190,561
Kearny Financial Corp.	14,641	181,988
Merchants Bancorp	3,707	146,315
Meta Financial Group, Inc.	3,000	157,440
NMI Holdings, Inc., Class A (a)	6,262	141,584
Northfield Bancorp, Inc.	12,509	214,654
Northwest Bancshares, Inc. (b)	16,453	218,496
OceanFirst Financial Corp.	7,560	161,860
Premier Financial Corp.	4,976	158,436
Provident Financial Services, Inc.	7,499	176,001
Washington Federal, Inc.	5,513	189,151
WSFS Financial Corp.	3,136	160,908
		2,735,958
Utilities (2.8%):
Avista Corp.	5,351	209,331
Chesapeake Utilities Corp.	1,787	214,529
MGE Energy, Inc.	3,119	229,247
Middlesex Water Co.	1,370	140,809
Northwest Natural Holding Co.	3,217	147,950
Otter Tail Corp. (b)	4,422	247,499
SJW Group	3,271	216,082
South Jersey Industries, Inc.	5,401	114,825
The York Water Co.	3,882	169,566

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued September 30, 2021
(Unaudited)

Security Description	Shares	Value
Unitil Corp. (b)	3,471	$148,489
		1,838,327
Total Common Stocks (Cost $59,030,928)		65,763,055

Investment Companies (0.1%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (d)	75,396	75,396
Total Investment Companies (Cost $75,396)		75,396

Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	20,926	20,926
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	620,183	620,183
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	10,443	10,443
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	83,270	83,270
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	374,400	374,400
Total Collateral for Securities Loaned (Cost $1,109,222)		1,109,222
Total Investments (Cost $60,215,546) — 101.6%		66,947,673
Liabilities in excess of other assets — (1.6)%		(1,065,456)
NET ASSETS - 100.00%		$65,882,217

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on September 30, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	12/17/21	$110,824	$110,040	$(784)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(784)
	Total net unrealized appreciation (depreciation)				$(784)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Australia (4.7%):
Communication Services (0.5%):
REA Group Ltd.	652	$74,860
Telstra Corp. Ltd.	39,099	111,065
		185,925
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	2,463	83,583

Consumer Staples (0.7%):
Coles Group Ltd.	7,601	93,343
Wesfarmers Ltd.	2,554	102,916
Woolworths Group Ltd.	3,496	99,434
		295,693
Energy (0.2%):
Woodside Petroleum Ltd.	4,815	83,109

Financials (1.8%):
ASX Ltd.	1,866	109,248
Australia & New Zealand Banking Group Ltd.	5,409	110,056
Commonwealth Bank of Australia	1,413	106,554
Macquarie Group Ltd.	791	104,056
National Australia Bank Ltd.	5,828	117,233
Suncorp Group Ltd.	9,210	83,612
Westpac Banking Corp.	5,851	109,956
		740,715
Health Care (0.5%):
CSL Ltd.	407	86,312
Sonic Healthcare Ltd.	3,224	94,750
		181,062
Industrials (0.3%):
Brambles Ltd.	14,332	111,568

Materials (0.5%):
BHP Group Ltd.	1,991	54,124
Fortescue Metals Group Ltd.	3,260	35,251
Newcrest Mining Ltd.	3,848	62,970
Rio Tinto Ltd.	764	55,321
		207,666
		1,889,321
Austria (0.5%):
Energy (0.2%):
OMV AG	1,246	75,302

Financials (0.2%):
Erste Group Bank AG	2,094	92,306

Utilities (0.1%):
Verbund AG	497	50,482
		218,090
Belgium (1.5%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	1,277	72,686

Financials (0.7%):
Groupe Bruxelles Lambert SA	1,144	125,979
KBC Group NV	838	75,743
Sofina SA	211	83,871
		285,593
Health Care (0.2%):
UCB SA	790	88,570

Materials (0.4%):
Solvay SA, Class A	727	90,642
Umicore SA	1,030	61,127
		151,769
		598,618

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Canada (12.2%):
Communication Services (1.0%):
BCE, Inc. (a)(b)	3,336	$167,142
Rogers Communications, Inc., Class B	2,023	94,489
TELUS Corp. (a)(b)	7,093	155,930
		417,561
Consumer Discretionary (0.5%):
Dollarama, Inc.	2,361	102,427
Restaurant Brands International, Inc.	1,451	88,911
		191,338
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	2,006	76,762
George Weston Ltd.	1,087	117,266
Loblaw Cos. Ltd.	1,879	128,966
Metro, Inc.	3,009	147,052
		470,046
Energy (0.9%):
Canadian Natural Resources Ltd.	1,762	64,433
Enbridge, Inc.	3,020	120,333
Suncor Energy, Inc.	2,934	60,839
TC Energy Corp.	2,092	100,701
		346,306
Financials (4.3%):
Bank of Montreal	1,326	132,401
Brookfield Asset Management, Inc., Class A	1,557	83,444
Canadian Imperial Bank of Commerce (b)	1,454	161,887
Fairfax Financial Holdings Ltd.	203	81,961
Great-West Lifeco, Inc.	5,208	158,494
Intact Financial Corp.	967	127,885
Manulife Financial Corp.	5,408	104,112
National Bank of Canada	1,905	146,335
Power Corp. of Canada	4,275	140,936
Royal Bank of Canada	1,771	176,247
Sun Life Financial, Inc.	2,636	135,713
The Bank of Nova Scotia	2,513	154,701
The Toronto-Dominion Bank	2,323	153,809
		1,757,925
Industrials (1.1%):
Canadian National Railway Co.	768	89,014
Canadian Pacific Railway Ltd.	1,183	77,263
Thomson Reuters Corp.	808	89,356
Waste Connections, Inc.	1,066	134,378
WSP Global, Inc.	582	69,698
		459,709
Information Technology (0.8%):
CGI, Inc. (c)	1,238	105,177
Constellation Software, Inc.	50	81,926
Open Text Corp.	2,093	102,171
Shopify, Inc., Class A (c)	26	35,297
		324,571
Materials (1.0%):
Aginco Eagle Mines Ltd. (b)	1,066	55,312
Barrick Gold Corp.	3,220	58,150
First Quantum Minerals Ltd.	1,666	30,849
Franco-Nevada Corp.	532	69,126
Nutrien Ltd.	1,274	82,703
Teck Resources Ltd., Class B	1,793	44,641
Wheaton Precious Metals Corp.	1,255	47,251
		388,032
Utilities (1.4%):
Emera, Inc.	4,275	193,631
Fortis, Inc.	4,327	191,988

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hydro One Ltd. (b)(d)	6,991	$165,280
		550,899
		4,906,387
Denmark (2.4%):
Consumer Discretionary (0.2%):
Pandora A/S	470	57,113

Consumer Staples (0.2%):
Carlsberg A/S, Class B	587	95,975

Financials (0.4%):
Danske Bank A/S	4,240	71,637
Tryg A/S	3,941	89,578
		161,215
Health Care (0.7%):
Coloplast A/S, Class B	457	71,659
Demant A/S (c)	1,006	50,716
Genmab A/S (c)	152	66,517
Novo Nordisk A/S, Class B	877	84,901
		273,793
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	20	54,168
DSV A/S	319	76,558
Vestas Wind Systems A/S (b)	1,034	41,480
		172,206
Materials (0.4%):
Christian Hansen Holding A/S	870	71,075
Novozymes A/S, B Shares	1,119	76,705
		147,780
Utilities (0.1%):
Orsted A/S (d)	320	42,315
		950,397
Finland (1.6%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	2,130	73,614

Energy (0.1%):
Neste Oyj	1,058	60,007

Financials (0.5%):
Nordea Bank Abp	8,276	106,960
Sampo Oyj, A Shares	2,107	104,714
		211,674
Industrials (0.2%):
Kone Oyj, Class B	1,165	82,010

Materials (0.4%):
Stora Enso Oyj, Class R	3,740	62,658
UPM-Kymmene Oyj	2,228	79,246
		141,904
Utilities (0.2%):
Fortum Oyj	3,060	93,174
		662,383
France (8.6%):
Communication Services (0.5%):
Orange SA	10,154	109,983
Publicis Groupe SA	1,267	85,493
Vivendi SA (b)	1,796	22,683
		218,159
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA	584	89,824
Hermes International	68	94,233
Kering SA	88	62,784
LVMH Moet Hennessy Louis Vuitton SE	113	81,157
		327,998

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.0%):
Carrefour SA	3,480	$62,655
Danone SA	1,310	89,593
L'Oreal SA	245	101,259
Pernod Ricard SA	573	126,558
		380,065
Energy (0.2%):
TotalEnergies SE	1,890	90,482

Financials (1.1%):
Amundi SA (d)	1,017	85,868
AXA SA	3,364	93,839
BNP Paribas SA (b)	1,105	70,953
CNP Assurances	3,955	62,870
Credit Agricole SA	5,168	71,503
Societe Generale SA	1,874	59,026
		444,059
Health Care (0.8%):
BioMerieux	578	65,980
EssilorLuxottica SA	505	96,799
Sanofi (b)	1,146	110,272
Sartorius Stedim Biotech	112	62,745
		335,796
Industrials (2.8%):
Airbus SE (c)	440	58,656
Alstom SA	1,539	58,554
Bollore SA	13,445	77,938
Bouygues SA	2,248	93,470
Bureau Veritas SA	4,333	134,044
Cie de Saint-Gobain	1,106	74,604
Edenred	1,505	81,280
Legrand SA	979	105,178
Safran SA	527	66,933
Schneider Electric SE	548	91,332
Teleperformance	225	88,628
Thales SA	974	94,940
Vinci SA	784	81,859
		1,107,416
Information Technology (0.6%):
Capgemini SE	444	92,640
Dassault Systemes SE	1,746	91,940
Worldline SA (c)(d)	791	60,474
		245,054
Materials (0.3%):
Air Liquide SA	731	117,328

Utilities (0.5%):
Electricite de France SA	3,952	49,845
Engie SA	6,633	87,133
Veolia Environnement SA	2,407	73,765
		210,743
		3,477,100
Germany (6.7%):
Communication Services (0.3%):
Deutsche Telekom AG	5,098	102,715

Consumer Discretionary (1.0%):
adidas AG	183	57,608
Bayerische Motoren Werke AG	763	73,136
Continental AG	493	54,124
Daimler AG	836	74,284
HelloFresh SE (c)	402	37,229
Puma SE	674	75,268
Zalando SE (c)(d)	524	48,139
		419,788
Consumer Staples (0.2%):
Beiersdorf AG	912	98,720

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (1.1%):
Allianz SE, Registered Shares	390	$88,009
Deutsche Bank AG, Registered Shares (c)	4,692	59,983
Deutsche Boerse AG	629	102,355
Hannover Rueck SE	539	94,483
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	289	79,295
		424,125
Health Care (0.8%):
Carl Zeiss Meditec AG	408	78,466
Fresenius Medical Care AG & Co. KGaA	1,122	79,087
Fresenius SE & Co. KGaA	1,726	83,031
Merck KGaA	363	78,893
		319,477
Industrials (1.2%):
Brenntag SE	1,092	101,914
Deutsche Post AG, Registered Shares	1,188	74,961
KION Group AG	690	64,620
Knorr-Bremse AG	629	67,489
MTU Aero Engines AG	262	59,294
Rational AG	46	43,399
Siemens AG, Registered Shares	449	73,803
		485,480
Information Technology (0.4%):
Infineon Technologies AG	1,366	56,204
SAP SE	645	87,314
		143,518
Materials (1.1%):
BASF SE	1,189	90,682
Covestro AG (d)	1,054	72,439
Evonik Industries AG	3,379	106,722
HeidelbergCement AG	885	66,400
Symrise AG	786	103,461
		439,704
Real Estate (0.2%):
Vonovia SE	1,444	86,799

Utilities (0.4%):
E.ON SE	8,330	101,958
RWE AG	1,955	69,173
		171,131
		2,691,457
Hong Kong (3.2%):
Consumer Discretionary (0.2%):
Techtronic Industries Co. Ltd.	2,014	40,128
Xinyi Glass Holdings Ltd.	9,239	27,654
		67,782
Consumer Staples (0.1%):
WH Group Ltd. (d)	60,459	43,105

Financials (0.5%):
AIA Group Ltd.	4,982	57,568
Hang Seng Bank Ltd.	6,012	103,181
Hong Kong Exchanges and Clearing Ltd.	877	54,055
		214,804
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	60,749	50,413

Industrials (0.4%):
CK Hutchison Holdings Ltd.	11,077	73,924
Jardine Matheson Holdings Ltd.	1,200	63,648
SITC International Holdings Co. Ltd.	8,000	28,724
		166,296

Real Estate (0.8%):
CK Asset Holdings Ltd.	12,069	69,923
Henderson Land Development Co. Ltd.	21,711	83,253
New World Development Co. Ltd.	19,031	77,866

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	6,535	$81,767
		312,809
Utilities (1.1%):
China Common Rich Renewable Energy Investments Ltd. (c)(e)(f)	26,000	668
CK Infrastructure Holdings Ltd.	15,992	89,365
CLP Holdings Ltd.	15,330	147,699
Hong Kong and China Gas Co. Ltd.	71,268	108,032
Power Assets Holdings Ltd. (a)	19,122	112,505
		458,269
		1,313,478
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	665	89,344

Industrials (0.3%):
Experian PLC	1,870	78,324
Kingspan Group PLC	447	44,523
		122,847
Materials (0.4%):
CRH PLC	1,414	66,425
Smurfit Kappa Group PLC	1,415	74,371
		140,796
		352,987
Isle of Man (0.1%):
Consumer Discretionary (0.1%):
Entain PLC (c)	1,721	49,385

Israel (0.4%):
Financials (0.2%):
Bank Leumi Le-Israel BM	12,108	103,295

Information Technology (0.2%):
Nice Ltd. (c)	243	67,871
		171,166
Italy (2.6%):
Consumer Discretionary (0.2%):
Moncler SpA	1,163	71,417

Energy (0.3%):
Snam SpA	20,865	115,899

Financials (0.9%):
Assicurazioni Generali SpA	5,471	116,528
Intesa Sanpaolo SpA	33,175	94,271
Poste Italiane SpA (d)	6,620	91,471
UniCredit SpA	4,963	66,104
		368,374
Health Care (0.5%):
Amplifon SpA	1,229	58,645
DiaSorin SpA	280	58,811
Recordati Industria Chimica e Farmaceutica SpA	1,450	84,440
		201,896
Industrials (0.2%):
Atlantia SpA (c)	3,825	72,543

Information Technology (0.1%):
Nexi SpA (c)(d)	3,392	63,486

Utilities (0.4%):
Enel SpA	9,551	73,573
Terna - Rete Elettrica Nazionale	13,696	97,334
		170,907
		1,064,522
Japan (19.0%):
Communication Services (1.4%):
KDDI Corp.	3,208	106,405
Nexon Co. Ltd.	2,800	45,467
Nintendo Co. Ltd. (a)	100	48,805

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	3,828	$106,123
Softbank Corp.	10,300	140,181
SoftBank Group Corp.	1,000	58,232
Z Holdings Corp.	8,330	53,724
		558,937
Consumer Discretionary (2.8%):
Bandai Namco Holdings, Inc.	900	67,937
Bridgestone Corp.	1,600	76,290
Denso Corp.	800	52,804
Fast Retailing Co. Ltd.	100	74,119
Honda Motor Co. Ltd.	2,300	71,410
Nitori Holdings Co. Ltd.	430	85,436
Pan Pacific International Holdings Corp.	3,600	74,989
Panasonic Corp.	5,500	68,701
Sekisui House Ltd.	4,272	90,273
Shimano, Inc.	240	70,956
Sony Group Corp.	600	67,155
Subaru Corp.	3,800	70,977
Suzuki Motor Corp.	1,400	62,841
Toyota Industries Corp.	808	66,801
Toyota Motor Corp.	4,620	83,034
ZOZO, Inc.	1,300	49,007
		1,132,730
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	2,700	80,214
Asahi Group Holdings Ltd.	1,560	75,995
Japan Tobacco, Inc.	5,444	107,138
Kao Corp.	1,518	90,783
Kikkoman Corp.	800	65,349
Kirin Holdings Co. Ltd.	5,600	104,421
Seven & i Holdings Co. Ltd.	1,600	73,113
Suntory Beverage & Food Ltd.	1,800	75,054
Unicharm Corp.	1,694	75,338
		747,405
Energy (0.2%):
ENEOS Holdings, Inc.	20,000	81,937

Financials (2.7%):
Dai-ichi Life Holdings, Inc.	3,188	70,848
Japan Exchange Group, Inc.	2,600	64,836
Japan Post Bank Co. Ltd.	9,912	85,510
Japan Post Holdings Co. Ltd.	9,800	83,187
Mitsubishi UFJ Financial Group, Inc.	14,700	86,908
Mizuho Financial Group, Inc.	6,600	93,976
MS&AD Insurance Group Holdings, Inc.	2,900	97,883
Nomura Holdings, Inc.	12,800	63,678
ORIX Corp.	3,668	69,550
Sompo Holdings, Inc.	2,100	92,111
Sumitomo Mitsui Financial Group, Inc.	2,384	84,494
Sumitomo Mitsui Trust Holdings, Inc.	2,600	90,117
Tokio Marine Holdings, Inc.	1,800	97,392
		1,080,490
Health Care (2.5%):
Astellas Pharma, Inc.	4,452	73,713
Chugai Pharmaceutical Co. Ltd.	1,790	65,999
Daiichi Sankyo Co. Ltd.	2,600	69,615
Eisai Co. Ltd.	554	41,799
Hoya Corp.	418	65,641
Kyowa Kirin Co. Ltd.	2,100	75,957
M3, Inc.	800	57,455
Olympus Corp.	2,700	59,602
Ono Pharmaceutical Co. Ltd.	3,284	75,342
Otsuka Holdings Co. Ltd.	2,000	86,035
Shionogi & Co. Ltd.	1,228	84,464
Sysmex Corp.	474	59,335
Takeda Pharmaceutical Co. Ltd.	3,000	99,722

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Terumo Corp.	1,700	$80,738
		995,417
Industrials (2.9%):
Daikin Industries Ltd.	266	58,468
FANUC Corp.	230	50,773
ITOCHU Corp.	3,100	91,290
Komatsu Ltd.	2,788	67,520
Kubota Corp.	3,204	68,785
Makita Corp.	1,200	66,319
Marubeni Corp.	7,600	63,734
Mitsubishi Corp.	2,892	91,895
Mitsubishi Electric Corp.	5,552	77,682
Mitsui & Co. Ltd. (b)	2,986	66,117
Nidec Corp. (b)	554	61,832
Nippon Yusen KK	500	37,967
Recruit Holdings Co. Ltd.	920	56,483
Secom Co. Ltd.	1,210	88,108
SG Holdings Co. Ltd.	2,400	68,584
SMC Corp.	114	71,793
Toshiba Corp.	1,100	46,608
Toyota Tsusho Corp.	1,300	55,549
		1,189,507
Information Technology (3.2%):
Advantest Corp.	600	54,080
Canon, Inc.	2,614	64,375
FUJIFILM Holdings Corp.	960	83,155
Fujitsu Ltd.	400	73,005
Hitachi Ltd.	1,100	65,636
Keyence Corp.	128	77,067
Kyocera Corp.	1,300	81,776
Lasertec Corp.	200	45,992
Murata Manufacturing Co. Ltd.	802	71,782
NEC Corp.	1,100	60,002
Nomura Research Institute Ltd.	1,674	62,279
NTT Data Corp.	3,808	74,086
Obic Co. Ltd.	400	76,815
Omron Corp.	800	79,799
Renesas Electronics Corp. (c)	4,300	53,943
Shimadzu Corp.	1,600	70,669
TDK Corp.	1,800	65,429
Tokyo Electron Ltd.	126	56,240
Yaskawa Electric Corp. (b)	1,200	58,231
		1,274,361
Materials (0.7%):
Asahi Kasei Corp.	6,800	73,115
Mitsubishi Chemical Holdings Corp.	7,900	72,660
Nippon Paint Holdings Co. Ltd.	3,590	39,262
Nippon Steel Corp.	2,100	38,384
Shin-Etsu Chemical Co. Ltd.	470	79,826
		303,247
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	2,500	84,000
Mitsubishi Estate Co. Ltd.	5,452	87,233
Mitsui Fudosan Co. Ltd.	2,978	71,386
Sumitomo Realty & Development Co. Ltd.	1,900	69,781
		312,400
		7,676,431
Korea, Republic Of (3.4%):
Communication Services (0.5%):
Kakao Corp.	402	40,098
NAVER Corp.	156	51,165
NCSoft Corp.	86	43,836
SK Telecom Co. Ltd.	249	68,196
		203,295
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	188	40,206

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hyundai Motor Co.	265	$44,801
Kia Corp.	583	40,017
LG Electronics, Inc.	264	28,453
		153,477
Consumer Staples (0.3%):
Amorepacific Corp.	307	46,323
LG Household & Health Care Ltd.	59	66,680
		113,003
Financials (0.5%):
KB Financial Group, Inc.	1,366	63,854
Samsung Life Insurance Co. Ltd.	1,078	66,885
Shinhan Financial Group Co. Ltd.	2,257	77,078
		207,817
Health Care (0.3%):
Celltrion Healthcare Co. Ltd. (c)	392	36,251
Celltrion, Inc. (c)	173	37,949
Samsung Biologics Co. Ltd. (c)(d)	72	53,194
		127,394
Industrials (0.4%):
HMM Co. Ltd. (c)	818	23,302
LG Corp.	542	42,609
Samsung C&T Corp.	532	55,538
SK, Inc.	213	48,254
		169,703
Information Technology (0.6%):
Samsung Electro-Mechanics Co. Ltd.	368	55,215
Samsung Electronics Co. Ltd.	1,264	79,174
Samsung SDI Co. Ltd.	78	47,341
SK Hynix, Inc.	564	49,106
		230,836
Materials (0.2%):
LG Chem Ltd.	71	46,573
POSCO	184	51,327
		97,900
Utilities (0.2%):
Korea Electric Power Corp.	3,054	60,796
		1,364,221
Luxembourg (0.6%):
Energy (0.1%):
Tenaris SA	5,213	54,895

Health Care (0.2%):
Eurofins Scientific SE	539	69,194

Materials (0.1%):
ArcelorMittal SA	1,457	44,651

Real Estate (0.2%):
Aroundtown SA (b)	10,314	71,315
		240,055
Netherlands (3.9%):
Communication Services (0.3%):
Koninklijke KPN NV	27,104	85,229
Universal Music Group NV (b)(c)	1,796	48,082
		133,311
Consumer Discretionary (0.1%):
Prosus NV	569	45,466

Consumer Staples (1.0%):
Davide Campari-Milano NV	7,614	107,409
Heineken Holding NV	1,056	92,035
Heineken NV	862	90,053
Koninklijke Ahold Delhaize NV	3,300	109,827
		399,324

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
ABN AMRO Bank NV (c)(d)	4,062	$58,591
Euronext NV (d)	759	85,885
ING Groep NV	4,592	66,842
NN Group NV	1,903	99,778
		311,096
Health Care (0.2%):
Koninklijke Philips NV	1,997	88,677

Industrials (0.5%):
Randstad NV (b)	1,228	82,634
Wolters Kluwer NV	1,043	110,629
		193,263
Information Technology (0.5%):
Adyen NV (c)(d)	16	44,753
ASM International NV	142	55,622
ASML Holding NV	77	57,602
STMicroelectronics NV	1,429	62,503
		220,480
Materials (0.5%):
Akzo Nobel NV	835	91,274
Koninklijke DSM NV	545	109,043
		200,317
		1,591,934
New Zealand (0.3%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	2,536	56,003

Information Technology (0.1%):
Xero Ltd. (c)	495	49,732
		105,735
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA	7,376	124,334

Consumer Staples (0.2%):
Mowi ASA	3,288	83,570

Financials (0.5%):
DNB Bank ASA (c)	4,291	98,185
Gjensidige Forsikring ASA	4,533	100,533
		198,718
Materials (0.4%):
Norsk Hydro ASA	8,019	60,126
Yara International ASA	1,829	90,902
		151,028
		557,650
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	4,237	84,454

Utilities (0.2%):
EDP - Energias de Portugal SA	13,793	72,447
		156,901
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	62,400	113,078

Consumer Staples (0.2%):
Wilmar International Ltd.	31,262	96,953

Financials (0.9%):
DBS Group Holdings Ltd.	4,678	104,484
Oversea-Chinese Banking Corp. Ltd.	13,538	114,686
United Overseas Bank Ltd.	6,892	131,240
		350,410
		560,441

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Spain (1.6%):
Communication Services (0.2%):
Telefonica SA	14,283	$66,948

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	2,348	86,533

Energy (0.2%):
Repsol SA	5,431	71,066

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	9,187	60,831
Banco Santander SA	16,685	60,611
CaixaBank SA	21,203	65,912
		187,354
Health Care (0.2%):
Grifols SA	3,016	73,635

Utilities (0.4%):
Endesa SA	3,659	73,823
Iberdrola SA	7,879	79,246
		153,069
		638,605
Sweden (4.8%):
Consumer Discretionary (0.3%):
Evolution AB (d)	251	38,279
Hennes & Mauritz AB, Class B (c)	3,772	76,879
		115,158

Consumer Staples (0.5%):
Essity AB, Class B	3,452	107,294
Swedish Match AB	10,119	88,643
		195,937
Financials (1.5%):
EQT AB	940	39,314
Industrivarden AB, Class C	2,772	86,159
Investor AB, Class B (c)	4,417	95,466
L E Lundbergforetagen AB, Class B	1,558	85,919
Skandinaviska Enskilda Banken AB, Class A	6,903	97,734
Svenska Handelsbanken AB, Class A	8,646	97,139
Swedbank AB, Class A	4,586	92,914
		594,645
Industrials (1.8%):
Alfa Laval AB	2,044	76,751
Assa Abloy AB, Class B	2,809	82,077
Atlas Copco AB, Class A	1,258	76,506
Epiroc AB, Class A	3,592	74,704
Indutrade AB	2,427	67,781
Lifco AB, Class B	2,552	68,822
Nibe Industrier AB, Class B	4,555	57,594
Sandvik AB	2,783	63,985
Skanska AB, Class B	2,893	72,961
Volvo AB, Class B	3,262	73,455
		714,636
Information Technology (0.4%):
Hexagon AB, Class B	5,214	81,000
Sinch AB (c)(d)	1,665	32,554
Telefonaktiebolaget LM Ericsson, Class B (b)	6,467	73,234
		186,788
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	4,797	74,769

Real Estate (0.1%):
Fastighets AB Balder, B Shares (c)	1,141	68,817
		1,950,750
Switzerland (7.4%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	218	125,728

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	672	$70,258
The Swatch Group AG	282	74,298
		144,556
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	51	116,034
Chocoladefabriken Lindt & Spruengli AG	10	111,827
Coca-Cola HBC AG	2,754	89,007
Nestle SA, Registered Shares	1,202	145,380
		462,248
Financials (1.5%):
Credit Suisse Group AG, Registered Shares	6,152	61,362
Julius Baer Group Ltd.	1,216	81,328
Partners Group Holding AG	54	84,987
Swiss Life Holding AG	195	99,090
Swiss Re AG	1,022	87,898
UBS Group AG	5,141	82,759
Zurich Insurance Group AG	256	105,389
		602,813
Health Care (1.3%):
Alcon, Inc.	932	76,056
Lonza Group AG, Registered Shares	108	81,319
Novartis AG, Registered Shares	1,388	114,445
Roche Holding AG	280	102,754
Sonova Holding AG	181	68,997
Straumann Holding AG, Class R	39	70,462
		514,033
Industrials (1.4%):
ABB Ltd., Registered Shares	2,659	89,575
Geberit AG, Registered Shares	144	106,478
Kuehne + Nagel International AG, Registered Shares	237	81,238
Schindler Holding AG	324	87,346
SGS SA, Registered Shares	51	149,201
VAT Group AG (d)	175	69,527
		583,365
Information Technology (0.3%):
Logitech International SA, Class R	575	51,378
Temenos AG	350	47,741
		99,119
Materials (1.1%):
EMS-Chemie Holding AG	105	99,613
Givaudan SA, Registered Shares	25	114,348
Glencore PLC	11,907	56,441
Holcim Ltd.	1,714	83,033
Sika AG, Registered Shares	292	93,009
		446,444
		2,978,306
United Kingdom (8.9%):
Communication Services (0.1%):
BT Group PLC (c)	26,272	56,559

Consumer Discretionary (0.5%):
JD Sports Fashion PLC	4,148	58,592
Next PLC	636	70,362
Persimmon PLC	1,624	58,372
		187,326
Consumer Staples (1.3%):
Associated British Foods PLC	2,761	69,185
British American Tobacco PLC	2,354	82,581
Diageo PLC	2,181	105,953
Imperial Brands PLC	3,883	81,528
Tesco PLC	29,227	99,736
Unilever PLC	1,828	98,630
		537,613

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Energy (0.3%):
BP PLC	14,094	$64,614
Royal Dutch Shell PLC, Class A	3,354	74,782
		139,396
Financials (2.2%):
3i Group PLC	4,558	78,691
Admiral Group PLC	1,969	82,444
Aviva PLC	15,702	83,748
Barclays PLC	23,388	59,740
HSBC Holdings PLC	14,205	74,644
Legal & General Group PLC	18,505	70,078
Lloyds Banking Group PLC	106,155	66,601
London Stock Exchange Group PLC	582	58,413
NatWest Group PLC	21,173	64,151
Schroders PLC	1,878	90,955
St James's Place PLC	3,804	77,230
Standard Chartered PLC	11,184	65,692
		872,387
Health Care (0.7%):
AstraZeneca PLC	784	94,615
GlaxoSmithKline PLC (a)	5,348	101,127
Smith & Nephew PLC	3,928	68,105
		263,847
Industrials (1.9%):
Ashtead Group PLC	1,127	85,723
BAE Systems PLC	12,911	98,309
Bunzl PLC	2,621	86,686
Ferguson PLC	703	97,881
Intertek Group PLC	1,147	76,907
RELX PLC	3,523	101,901
Rentokil Initial PLC	11,105	87,310
Rolls-Royce Holdings PLC (c)	26,822	50,639
Spirax-Sarco Engineering PLC	421	84,906
		770,262
Information Technology (0.4%):
AVEVA Group PLC	1,210	58,684
Halma PLC	2,335	89,401
		148,085
Materials (1.0%):
Anglo American PLC	1,109	39,181
Antofagasta PLC	2,771	50,845
BHP Group PLC	2,042	51,944
Croda International PLC	843	97,033
Evraz PLC (a)	6,966	55,782
Mondi PLC	2,985	73,572
Rio Tinto PLC	799	52,890
		421,247
Utilities (0.5%):
National Grid PLC	8,796	104,825
SSE PLC	3,555	75,240
		180,065
		3,576,787
Total Common Stocks (Cost $34,151,161)		39,743,107

Investment Companies (0.6%)
United States (0.6%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (g)	251,910	251,910
Total Investment Companies (Cost $251,910)		251,910

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.9%)
United States (2.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (g)	21,783	$21,783
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	645,564	645,564
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	10,871	10,871
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	86,678	86,678
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	389,723	389,723
Total Collateral for Securities Loaned (Cost $1,154,619)		1,154,619
Total Investments (Cost $35,557,690) — 102.0%		41,149,636
Liabilities in excess of other assets — (2.0)%		(792,682)
NET ASSETS - 100.00%		$40,356,954

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $1,055,360 and amounted to 2.6% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(g)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	3	12/17/21	$347,377	$340,050	$(7,327)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(7,327)
	Total net unrealized appreciation (depreciation)				$(7,327)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.8%)
Communication Services (9.4%):
Bilibili, Inc., ADR (a)(b)	25,164	$1,665,102
Liberty Broadband Corp., Class C (a)	19,647	3,393,037
Take-Two Interactive Software, Inc. (a)	14,984	2,308,585
ViacomCBS, Inc., Class B	77,905	3,078,026
Yandex NV, Class A (a)	41,367	3,296,536
		13,741,286
Consumer Discretionary (24.0%):
Airbnb, Inc., Class A (a)	39,349	6,600,795
Caesars Entertainment, Inc. (a)	27,446	3,081,637
DraftKings, Inc., Class A (a)	51,863	2,497,722
Etsy, Inc. (a)	16,277	3,384,965
Expedia Group, Inc. (a)	18,684	3,062,307
Garmin Ltd.	24,732	3,844,837
Pool Corp.	5,157	2,240,252
Roku, Inc. (a)	14,970	4,690,849
Tractor Supply Co.	14,703	2,978,975
Ulta Beauty, Inc. (a)	6,990	2,522,831
		34,905,170
Electronic Equipment, Instruments & Components (4.3%):
Trimble, Inc. (a)	32,358	2,661,446
Zebra Technologies Corp. (a)	6,867	3,539,389
		6,200,835
Health Care (16.8%):
10X Genomics, Inc., Class A (a)	11,651	1,696,153
Alnylam Pharmaceuticals, Inc. (a)	15,283	2,885,583
AstraZeneca PLC, ADR	40,164	2,412,250
BioNTech SE, ADR (a)	10,568	2,884,958
Bio-Techne Corp.	5,025	2,434,964
Hologic, Inc. (a)	32,597	2,405,985
Horizon Therapeutics PLC (a)	29,049	3,182,027
Insulet Corp. (a)	8,856	2,517,141
Royalty Pharma PLC, Class A	54,911	1,984,484
Viatris, Inc.	155,508	2,107,133
		24,510,678
Industrials (9.6%):
Enphase Energy, Inc. (a)	17,312	2,596,281
Expeditors International of Washington, Inc.	21,847	2,602,633
J.B. Hunt Transport Services, Inc.	13,528	2,262,152
Lyft, Inc., Class A (a)	41,983	2,249,869
Old Dominion Freight Line, Inc.	14,893	4,259,100
		13,970,035
IT Services (5.2%):
Akamai Technologies, Inc. (a)	20,939	2,190,010
MongoDB, Inc. (a)	8,312	3,919,191
Wix.com Ltd. (a)	7,254	1,421,567
		7,530,768
Semiconductors & Semiconductor Equipment (8.4%):
Entegris, Inc.	17,437	2,195,318
Monolithic Power Systems, Inc.	5,905	2,862,035
ON Semiconductor Corp. (a)	55,364	2,534,010
Qorvo, Inc. (a)	14,293	2,389,647
Teradyne, Inc.	21,215	2,316,042
		12,297,052
Software (15.8%):
Bentley Systems, Inc., Class B	34,729	2,105,967
Datadog, Inc., Class A (a)	30,829	4,357,679
Fortinet, Inc. (a)	19,352	5,651,558
SS&C Technologies Holdings, Inc.	32,825	2,278,055
The Trade Desk, Inc., Class A (a)	55,826	3,924,568

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	17,616	$4,619,267
		22,937,094
Technology Hardware, Storage & Peripherals (6.3%):
Logitech International SA, Class R (b)	21,694	1,912,326
NetApp, Inc.	28,807	2,585,716
Seagate Technology Holdings PLC	29,059	2,397,949
Western Digital Corp. (a)	39,704	2,240,894
		9,136,885
Total Common Stocks (Cost $129,754,127)		145,229,803

Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	61,467	61,467
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (c)	1,821,698	1,821,698
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	30,675	30,675
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	244,595	244,595
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	1,099,746	1,099,746
Total Collateral for Securities Loaned (Cost $3,258,181)		3,258,181
Total Investments (Cost $133,012,308) — 102.0%		148,487,984
Liabilities in excess of other assets — (2.0)%		(2,962,227)
NET ASSETS - 100.00%		$145,525,757

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1	12/17/21	$312,229	$293,650	$(18,579)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(18,579)
	Total net unrealized appreciation (depreciation)				$(18,579)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Top Veteran Employers ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (100.2%)
Communication Services (5.5%):
AT&T, Inc.	1,095	$29,576
Comcast Corp., Class A	495	27,685
Verizon Communications, Inc.	546	29,490
		86,751
Consumer Discretionary (7.9%):
Amazon.com, Inc. (a)	9	29,565
General Motors Co. (a)	611	32,206
Hilton Worldwide Holdings, Inc. (a)	241	31,839
The Home Depot, Inc.	92	30,200
		123,810
Consumer Staples (9.1%):
Brown-Forman Corp., Class B	427	28,613
Hormel Foods Corp.	659	27,019
Kellogg Co.	476	30,426
PepsiCo, Inc.	192	28,879
Walmart, Inc.	203	28,294
		143,231
Financials (20.7%):
Bank of America Corp.	720	30,564
Capital One Financial Corp.	181	29,316
Citigroup, Inc.	417	29,265
JPMorgan Chase & Co.	188	30,774
Marsh & McLennan Cos., Inc.	191	28,923
Prudential Financial, Inc.	284	29,877
The Allstate Corp.	222	28,263
The Charles Schwab Corp.	412	30,010
The Progressive Corp.	312	28,202
The Travelers Cos., Inc.	188	28,578
U.S. Bancorp	523	31,087
		324,859
Health Care (10.9%):
CVS Health Corp.	348	29,531
DaVita, Inc. (a)	230	26,740
Humana, Inc.	74	28,797
Johnson & Johnson	174	28,101
Merck & Co., Inc.	394	29,593
Organon & Co.	872	28,593
		171,355
Industrials (23.9%):
AECOM (a)	458	28,923
Eaton Corp. PLC	179	26,726
General Dynamics Corp.	150	29,405
General Electric Co.	285	29,364
J.B. Hunt Transport Services, Inc.	169	28,260
Lockheed Martin Corp.	83	28,643
Northrop Grumman Corp.	82	29,532
Oshkosh Corp.	262	26,821
Southwest Airlines Co. (a)	602	30,961
The Boeing Co. (a)	137	30,132
Union Pacific Corp.	139	27,245
United Rentals, Inc. (a)	85	29,829
Waste Management, Inc.	194	28,976
		374,817
Information Technology (12.9%):
Accenture PLC, Class A	89	28,473
Booz Allen Hamilton Holding Corp.	367	29,121
CACI International, Inc., Class A (a)	117	30,666
CDW Corp.	150	27,303
Fiserv, Inc. (a)	255	27,667
Leidos Holdings, Inc.	306	29,416

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Top Veteran Employers ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Oracle Corp.	337	$29,363
		202,009
Utilities (9.3%):
Dominion Energy, Inc.	386	28,186
Exelon Corp.	613	29,632
PG&E Corp. (a)	3,272	31,411
The Southern Co.	457	28,320
Xcel Energy, Inc.	437	27,313
		144,862
Total Common Stocks (Cost $1,343,192)		1,571,694
Total Investments (Cost $1,343,192) — 100.2%		1,571,694
Liabilities in excess of other assets — (0.2)%		(3,379)
NET ASSETS - 100.00%		$1,568,315

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Protect America ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Aerospace & Defense (54.3%):
AeroVironment, Inc. (a)	80	$6,906
Axon Enterprise, Inc. (a)	8	1,400
CAE, Inc. (a)	237	7,079
Elbit Systems Ltd.	99	14,339
General Dynamics Corp.	697	136,633
Huntington Ingalls Industries, Inc.	306	59,076
L3Harris Technologies, Inc.	203	44,709
Lockheed Martin Corp.	342	118,024
Moog, Inc., Class A	39	2,973
Northrop Grumman Corp.	391	140,819
Parsons Corp. (a)	590	19,918
Raytheon Technologies Corp.	1,637	140,717
Teledyne Technologies, Inc. (a)	23	9,880
Textron, Inc.	20	1,396
The Boeing Co. (a)	497	109,310
Vectrus, Inc. (a)	856	43,040
		856,219
Air Freight & Logistics (1.1%):
FedEx Corp.	82	17,982

Communication Services (0.7%):
AT&T, Inc.	91	2,458
Iridium Communications, Inc. (a)	210	8,369
		10,827
Construction & Engineering (8.3%):
AECOM (a)	299	18,882
Ameresco, Inc., Class A (a)	156	9,115
Great Lakes Dredge & Dock Corp. (a)	1,747	26,362
Jacobs Engineering Group, Inc.	488	64,675
Tutor Perini Corp. (a)	882	11,448
		130,482
Health Care (1.8%):
Cigna Corp.	97	19,415
Hologic, Inc. (a)	122	9,005
		28,420
Industrial Conglomerates (4.7%):
3M Co.	70	12,279
General Electric Co.	602	62,024
Honeywell International, Inc.	2	425
		74,728
Information Technology (21.3%):
Booz Allen Hamilton Holding Corp.	784	62,210
CACI International, Inc., Class A (a)	68	17,823
Cisco Systems, Inc.	365	19,867
Conduent, Inc. (a)	1,478	9,740
International Business Machines Corp.	2	278
KBR, Inc.	350	13,790
KVH Industries, Inc. (a)	30	289
Leidos Holdings, Inc.	657	63,157
ManTech International Corp., Class A	199	15,108
Microsoft Corp.	106	29,884
Science Applications International Corp.	757	64,769
ViaSat, Inc. (a)	698	38,439
		335,354
Machinery (4.5%):
Caterpillar, Inc.	47	9,022
Cummins, Inc.	32	7,186
Oshkosh Corp.	532	54,461
		70,669

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Protect America ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.8%):
Ball Corp.	139	$12,506

Professional Services (0.8%):
ASGN, Inc. (a)	117	13,237

Real Estate (0.5%):
The GEO Group, Inc.	967	7,224

Utilities (0.8%):
Duke Energy Corp.	136	13,272
Total Common Stocks (Cost $1,342,284)		1,570,920
Total Investments (Cost $1,342,284) — 99.6%		1,570,920
Other assets in excess of liabilities — 0.4%		6,621
NET ASSETS - 100.00%		$1,577,541

(a)	Non-income producing security.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (12.8%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 5/18/22 @ 100	$293,141	$294,608
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 9/18/24 @ 100	1,000,000	996,025
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 3/18/22 @ 100	500,000	506,011
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	820,000	824,891
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	505,012
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 5/15/22 @ 100 (a)	400,000	407,649
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	500,000	507,343
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 4/15/24 @ 100	1,000,000	1,002,383
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 3/15/24 @ 100	2,000,000	2,002,877
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	591,378	606,599
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/24 @ 100	1,200,317	1,197,324
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/24 @ 100	1,500,000	1,507,406
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 11/15/22 @ 100	350,000	359,789
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	1,000,000	1,016,555
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 5/15/23 @ 100	750,000	764,003
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	708,000	707,745
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 11/15/23 @ 100	750,000	752,033
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	762,300
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 11/15/23 @ 100	472,000	475,695
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 11/15/24 @ 100	1,500,000	1,500,210
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 7/15/22 @ 100	69,694	70,042
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 8/15/23 @ 100 (a)	1,250,000	1,290,908
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	494,383
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	1,002,721
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 5/16/22 @ 100	82,167	82,583
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	124,909	125,192

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 9/18/23 @ 100	$1,000,000	$1,000,403
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 11/15/24 @ 100	1,000,000	1,000,800
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 3/15/25 @ 100	1,500,000	1,496,079
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 9/15/23 @ 100 (a)	218,437	218,824
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 3/15/23 @ 100	1,000,000	1,001,592
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 6/15/25 @ 100 (a)	2,846	2,849
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 4/15/23 @ 100	1,000,000	1,001,712
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	205,911	212,702
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 1/15/23 @ 100	637,763	642,071
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 5/15/24 @ 100	1,000,000	1,000,757
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 7/15/23 @ 100	1,000,000	1,006,497
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 12/20/24 @ 100 (a)	750,000	767,183
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 6/20/25 @ 100 (a)	1,500,000	1,508,517
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	995,993
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 1/15/23 @ 100 (a)	500,000	504,202
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 6/15/23 @ 100	1,000,000	1,001,434
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 4/15/25 @ 100	2,000,000	1,996,500
Total Asset-Backed Securities (Cost $35,036,740)		35,120,402

Collateralized Mortgage Obligations (1.2%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.22% (LIBOR01M+214bps), 10/15/37 (a)(b)	1,000,000	1,004,628
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	535,762
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	1,006,208
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.93% (LIBOR03M+80bps), 2/20/28, Callable 11/20/21 @ 100 (a)(b)	285,383	285,399
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	111,513	112,327
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	225,017	227,949
Total Collateralized Mortgage Obligations (Cost $3,144,991)		3,172,273

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (1.4%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 1.83% (LIBOR01M+175bps), 6/30/24 (b)	$498,701	$498,218
Magallanes, Inc., Term Loan A, First Lien, Series A1, 12/4/22 (d)(e)	1,500,000	1,477,500
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (b)(e)	1,804,595	1,802,339
Total Senior Secured Loans (Cost $3,802,198)		3,778,057

Corporate Bonds (48.1%)
Communication Services (1.1%):
Qwest Corp., 6.75%, 12/1/21	1,000,000	1,008,810
T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	2,000,000	2,043,660
		3,052,470
Consumer Discretionary (6.6%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	757,244
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,152,660
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	499,810
Howard University
2.64%, 10/1/21	500,000	500,000
2.74%, 10/1/22	500,000	510,595
Lennar Corp., 5.38%, 10/1/22	500,000	523,270
Macy's Retail Holdings LLC, 2.88%, 2/15/23, Callable 11/15/22 @ 100	750,000	762,180
Marriott International, Inc., 2.30%, 1/15/22, Callable 12/15/21 @ 100	1,000,000	1,003,550
MDC Holdings, Inc., 5.50%, 1/15/24, Callable 10/15/23 @ 100	426,000	461,835
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	1,500,000	1,569,510
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100	1,500,000	1,500,735
QVC, Inc., 4.38%, 3/15/23	667,000	695,348
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a)	2,000,000	2,012,520
Toll Brothers Finance Corp.
5.88%, 2/15/22, Callable 11/15/21 @ 100	2,154,000	2,165,782
4.38%, 4/15/23, Callable 1/15/23 @ 100	750,000	778,005
Travel + Leisure Co., 4.25%, 3/1/22, Callable 12/1/21 @ 100	1,278,000	1,283,342
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,950,000	1,982,662
		18,159,048
Consumer Staples (1.9%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	1,000,000	1,055,760
Hormel Foods Corp., 0.65%, 6/3/24, Callable 6/3/22 @ 100	1,500,000	1,501,170
JBS USA Food Co., 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,000,000	1,051,350
Lamb Weston Holdings, Inc., 4.63%, 11/1/24, Callable 11/8/21 @ 102.31 (a)	1,500,000	1,539,240
		5,147,520
Energy (9.8%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	1,250,000	1,256,087
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (f)	1,230,000	1,273,554
3.80%, 6/1/24, Callable 3/1/24 @ 100	381,000	400,454
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000,000	1,022,860
Diamondback Energy, Inc., 0.90%, 3/24/23, Callable 10/19/21 @ 100	1,000,000	1,000,010
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	500,000	538,655
Energy Transfer Operating LP, 5.20%, 2/1/22, Callable 11/1/21 @ 100	1,000,000	1,003,470
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	135,000	141,230
4.00%, 8/1/24, Callable 5/1/24 @ 100	865,000	897,230

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	$833,000	$849,543
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	1,000,000	1,057,340
HollyFrontier Corp., 2.63%, 10/1/23	1,000,000	1,032,850
Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100 (f)	1,000,000	1,056,890
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(f)	1,500,000	1,517,820
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	279,545
Murphy Oil Corp., 6.88%, 8/15/24, Callable 11/8/21 @ 101.72	915,000	933,565
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100	500,000	501,430
Occidental Petroleum Corp.
2.70%, 8/15/22 (g)	750,000	759,953
2.90%, 8/15/24, Callable 7/15/24 @ 100	687,000	699,620
Ovintiv Exploration, Inc.
5.63%, 7/1/24	1,000,000	1,108,250
5.38%, 1/1/26, Callable 10/1/25 @ 100 (f)	1,000,000	1,129,250
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	1,000,000	1,032,100
PDC Energy, Inc., 6.25%, 12/1/25, Callable 11/8/21 @ 104.69	750,000	763,763
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	462,000	462,028
Range Resources Corp.
5.88%, 7/1/22, Callable 4/1/22 @ 100	540,000	549,515
5.00%, 8/15/22, Callable 5/15/22 @ 100	500,000	509,075
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100	1,000,000	1,011,420
Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	1,500,000	1,506,390
USX Corp., 8.13%, 7/15/23	400,000	445,876
Valero Energy Corp., 1.20%, 3/15/24	500,000	504,640
Western Midstream Operating LP
2.23% (LIBOR03M+185bps), 1/13/23 (b)	500,000	500,120
4.35%, 2/1/25, Callable 1/1/25 @ 100	632,000	667,278
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	563,095
		26,974,906
Financials (12.0%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,800,000	1,832,742
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	787,905
Athene Global Funding
2.80%, 5/26/23 (a)	750,000	778,050
1.20%, 10/13/23 (a)	500,000	506,105
Blackstone Private Credit Fund, 1.75%, 9/15/24 (a)	1,000,000	999,870
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	538,360
CIT Group, Inc.
5.00%, 8/15/22	1,740,000	1,801,231
4.75%, 2/16/24, Callable 11/16/23 @ 100	735,000	784,877
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	403,352
Colfax Corp., 6.38%, 2/15/26, Callable 2/15/22 @ 103.19 (a)	1,500,000	1,574,445
DAE Funding LLC
5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	1,000,000	1,000,610
1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	250,000	248,112
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,017,620
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	876,000	889,114
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	1,029,410
FS KKR Capital Corp., 4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000,000	1,021,940
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,018,120
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	503,305
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (f)	500,000	519,780

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp.
5.20%, 5/1/24	$500,000	$541,720
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	509,800
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100 (b)	2,000,000	1,994,300
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	1,065,510
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	529,140
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	786,765
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	258,492
SCE Recovery Funding LLC, 0.86%, 11/15/31	2,000,000	1,926,200
SLM Corp., 5.13%, 4/5/22, Callable 3/5/22 @ 100	1,130,000	1,146,645
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	608,000	610,785
TCF National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	750,000	768,435
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,037,950
The Prudential Insurance Co. of America, 8.30%, 7/1/25 (a)	1,000,000	1,240,590
TIAA FSB Holdings, Inc., 4.82% (LIBOR03M+470bps), 3/15/26, Callable 11/8/21 @ 100 (b)	750,000	761,572
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	750,000	767,438
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,700,000	1,814,954
		33,015,244
Health Care (1.7%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 5/28/22 @ 100	1,000,000	1,001,350
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	1,000,000	1,004,530
Hikma Finance USA LLC, 3.25%, 7/9/25	1,000,000	1,042,248
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	1,000,000	1,002,150
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	522,065
		4,572,343
Industrials (6.5%):
Air Lease Corp., 2.25%, 1/15/23	250,000	255,442
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	546,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	1,050,930
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a)	1,000,000	1,048,600
Aviation Capital Group LLC
2.88%, 1/20/22, Callable 12/20/21 @ 100 (a)	500,000	502,530
5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	1,000,000	1,120,730
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	2,000,000	2,113,160
Continental Airlines Pass Through Trust, 5.98%, 10/19/23	204,564	207,185
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	940,206	938,805
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,466,818
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000,000	1,054,970
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (f)	1,000,000	1,170,110
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100 (a)	500,000	500,000
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	1,000,000	1,088,100
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	1,004,400
Southwest Airlines Co., 5.25%, 5/4/25, Callable 4/4/25 @ 100	750,000	848,812
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	991,435	1,017,242
The Nature Conservancy, 0.63%, 7/1/24	650,000	647,829
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	352,284	358,428
United Airlines Pass Through Trust
4.15%, 10/11/25	606,250	639,206

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
4.88%, 7/15/27	$320,448	$339,047
		17,918,594
Information Technology (0.4%):
Skyworks Solutions, Inc., 0.90%, 6/1/23, Callable 6/1/22 @ 100	1,000,000	1,001,850

Materials (2.7%):
Allegheny Technologies, Inc., 7.88%, 8/15/23	1,011,000	1,125,182
Ball Corp., 5.00%, 3/15/22	1,126,000	1,145,165
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,625,000	1,699,197
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (f)	1,000,000	1,044,170
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	419,764
Sealed Air Corp.
5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,000,000	1,045,030
1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	1,000,000	994,880
		7,473,388
Real Estate (2.4%):
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,143,786
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	1,500,000	1,580,400
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,022,920
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	206,000	218,129
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	750,000	776,756
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	371,517
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,524,765
		6,638,273
Utilities (3.0%):
Calpine Corp., 5.25%, 6/1/26, Callable 11/8/21 @ 102.63 (a)	1,624,000	1,670,122
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 11/8/21 @ 100	1,000,000	1,000,020
Cleco Power LLC, 0.62% (US0003M+50bps), 6/15/23, Callable 3/15/22 @ 100 (a)(b)	2,000,000	2,000,140
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	1,000,000	981,600
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,000,000	1,003,720
Oklahoma Gas & Electric Co., 0.55%, 5/26/23, Callable 11/26/21 @ 100	1,000,000	999,750
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	522,885
		8,178,237
Total Corporate Bonds (Cost $130,684,813)		132,131,873

Yankee Dollars (13.9%)
Communication Services (1.0%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000,000	1,091,270
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	757,635
Telefonica Chile SA, 3.88%, 10/12/22 (a)	1,000,000	1,029,740
		2,878,645
Consumer Discretionary (0.9%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,039,910
Stellantis Finance U.S., Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100 (a)	333,000	331,958
Stellantis NV, 5.25%, 4/15/23	1,000,000	1,068,850
		2,440,718

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.7%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100 (a)	$948,000	$996,272
Japan Tobacco, Inc., 2.80%, 4/13/26, MTN	1,000,000	1,056,342
		2,052,614

Energy (3.1%):
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	650,000	650,943
Bharat Petroleum Corp., Ltd., 4.38%, 1/24/22	1,675,000	1,692,304
Cenovus Energy, Inc., 3.00%, 8/15/22	1,000,000	1,015,640
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	500,000	505,935
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	1,214,000	1,214,910
Petroleos Mexicanos
4.88%, 1/24/22	703,000	710,930
3.76% (LIBOR03M+365bps), 3/11/22 (b)	1,000,000	1,005,870
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	1,597,000	1,623,878
		8,420,410
Financials (2.3%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	1,000,000	1,118,240
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	1,000,500
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	1,000,000	1,051,150
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	400,000	405,824
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	999,400
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	416,000	412,073
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	250,000	258,378
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	1,060,490
		6,306,055
Industrials (2.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	1,042,510
Air Canada Pass Through Trust
5.00%, 6/15/25 (a)	266,666	270,802
4.13%, 11/15/26 (a)	964,723	978,200
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	742,980
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	773,580
IHS Markit Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100 (a)	900,000	932,418
Smiths Group PLC, 3.63%, 10/12/22 (a)	1,000,000	1,031,330
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	1,000,000	1,009,740
		6,781,560
Information Technology (1.5%):
Open Text Corp., 5.88%, 6/1/26, Callable 11/8/21 @ 102.94 (a)	1,000,000	1,034,930
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	2,000,000	2,042,960
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	977,410
		4,055,300
Materials (1.0%):
POSCO, 2.38%, 1/17/23 (a)	2,100,000	2,142,462
Syngenta Finance NV, 3.13%, 3/28/22	718,000	724,505
		2,866,967
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	1,000,000	1,060,700

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Utilities (0.5%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100 (g)	$1,300,000	$1,334,775
Total Yankee Dollars (Cost $38,024,230)		38,197,744

Municipal Bonds (21.4%)
Alabama (0.4%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	1,022,288

California (2.3%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,240,000	1,243,385
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,545,000	1,533,923
City of El Cajon Revenue, Series A, 0.65%, 4/1/23	650,000	652,002
City of Gardena Revenue, 1.30%, 4/1/23	565,000	571,000
Golden State Tobacco Securitization Corp. Revenue
Series B, 0.67%, 6/1/23 (e)	1,000,000	1,001,251
Series B, 0.99%, 6/1/24 (e)	500,000	501,678
Placentia Public Financing Authority Revenue
Series A, 1.72%, 6/1/22	200,000	199,872
Series A, 1.93%, 6/1/23	300,000	299,844
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	254,918
		6,257,873
Colorado (2.3%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	500,000	504,565
Series C, 1.12%, 11/15/24	500,000	506,295
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	623,994
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	750,000	761,055
Series B, 2.80%, 12/1/26	500,000	511,240
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,236,027
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	754,702
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	750,000	782,220
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	724,388
		6,404,486
Florida (0.5%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,268,725

Guam (0.4%):
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,000,000	1,019,560

Hawaii (0.7%):
State of Hawaii Airports System Revenue
Series B, 0.90%, 7/1/23	300,000	301,743
Series E, 1.39%, 7/1/25	1,500,000	1,516,290
		1,818,033
Illinois (0.4%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	166,091
State of Illinois Sales Tax Revenue, Series B, 0.91%, 6/15/24	1,000,000	997,540
		1,163,631
Indiana (0.4%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24 (f)	1,000,000	1,030,130

Kentucky (0.4%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,188,384

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Maine (0.2%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	$600,000	$607,638

Maryland (0.9%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	509,030
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 (e)	1,000,000	1,000,970
1.89%, 1/1/26 (e)	1,000,000	1,000,970
		2,510,970
Michigan (1.4%):
City of Grand Rapids MI Sanitary Sewer System Revenue, 0.94%, 1/1/25	1,000,000	1,002,860
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	777,173
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	191,281
2.31%, 12/1/24	105,000	109,623
2.37%, 9/1/49, (Put Date 09/01/23) (h)	446,000	457,774
Series A-1, 2.33%, 6/1/30	764,071	779,223
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	513,692
		3,831,626
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	281,240

Missouri (0.5%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,496,929

Nebraska (0.3%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	670,000	688,525

New Jersey (1.4%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	347,060
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	750,000	768,870
Series B, 2.20%, 11/1/25	750,000	770,685
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	450,534
Township of Weehawken, GO, 1.10%, 12/30/21	1,501,000	1,503,927
		3,841,076
New York (0.6%):
County of Suffolk, GO, Series C, 1.05%, 6/15/23	1,250,000	1,253,112
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	516,405
		1,769,517
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	328,653

Oklahoma (0.6%):
Oklahoma Turnpike Authority Revenue
Series B, 0.49%, 1/1/22	750,000	750,450
Series B, 0.63%, 1/1/23	560,000	561,910
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	350,584
		1,662,944
Pennsylvania (0.4%):
School District of Scranton, GO (INS - Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	505,155
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	526,040
		1,031,195
Rhode Island (0.6%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	1,000,000	996,830
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	528,560
		1,525,390

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
South Carolina (0.2%):
Charleston Educational Excellence Finance Corp. Revenue, 0.65%, 12/1/23	$600,000	$601,488

Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	602,946

Texas (3.8%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund), 0.59%, 2/15/24	250,000	246,533
Boerne School District, GO
0.64%, 2/1/24	400,000	400,932
0.79%, 2/1/25	250,000	250,090
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 08/15/22) (h)	1,000,000	1,012,940
City of Houston, GO, 2.77%, 3/1/22	150,000	151,500
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,094,860
Denton Independent School District, GO, Series A, 0.64%, 8/15/24	500,000	490,925
Harris County Cultural Education Facilities Finance Corp. Revenue
1.59%, 11/15/23	675,000	686,306
1.84%, 11/15/24	500,000	511,860
Series B, 2.30%, 5/15/24	600,000	621,372
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	775,665
Marshall Independent School District, GO (NBGA - Texas Permanent School Fund), 0.56%, 2/15/24	1,000,000	986,810
State of Texas, GO, 3.11%, 10/1/23	500,000	526,650
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.07%, 9/1/23	525,000	526,365
1.36%, 9/1/24	700,000	704,011
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	520,675
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund), Series A, 1.07%, 8/15/25	920,000	882,731
		10,390,225
Virginia (1.2%):
County of Arlington, GO, Series B, 0.64%, 8/1/24	2,000,000	2,003,380
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(h)	1,250,000	1,250,412
		3,253,792
Washington (0.2%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	481,378

West Virginia (0.5%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,508,325

Wisconsin (0.4%):
Public Finance Authority Revenue, Series S, 0.51%, 2/1/22	1,100,000	1,098,922

Total Municipal Bonds (Cost $58,050,246)		58,685,889

Commercial Papers (0.3%)
Crown Castle International Corp., 0.31%, 10/6/21 (a)(i)	800,000	799,959

Total Commercial Papers (Cost $799,972)		799,959
U.S. Treasury Obligations (2.5%)
U.S. Treasury Notes
0.13%, 8/31/23	2,000,000	1,994,766
0.38%, 8/15/24	3,000,000	2,989,453
0.38%, 9/15/24	2,000,000	1,991,406
Total U.S. Treasury Obligations (Cost $6,985,568)		6,975,625

Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (j)	13,638	13,638
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	404,184	404,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (j)	6,806	6,806

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (j)	$54,269	$54,269
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (j)	244,003	244,003

Total Collateral for Securities Loaned (Cost $722,900)		722,900
Total Investments (Cost $277,251,658) — 101.9%		279,584,722
Liabilities in excess of other assets — (1.9)%		(5,117,410)
NET ASSETS - 100.00%		$274,467,312

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $75,961,018 and amounted to 27.7% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	All or a portion of this security is on loan.
(h)	Put Bond.
(i)	Rate represents the effective yield at September 30, 2021.
(j)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2021.
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.3%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,503,527
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	2,076,000	2,104,965
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	1,000,000	1,005,964
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 2/15/23 @ 100 (a)	900,000	914,817
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	416,667	417,628
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	530,313
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	505,012
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,062,000	1,097,774
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	384,966	388,152
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,145,836	1,148,865
BPR Trust, Series 2021-TY, Class A, 1.15% (US0001M+105bps), 9/23/23 (a)(b)	865,000	867,261
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	500,000	507,343
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 6/19/23 @ 100 (a)	433,000	442,184
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,299,868
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	1,275,000	1,313,811
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 3/15/24 @ 100	2,000,000	1,994,384
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 12/15/23 @ 100 (a)	675,691	676,875
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 12/10/24 @ 100	1,500,000	1,503,844
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,491,213	1,500,997
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	1,410,100	1,427,869
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	823,000	845,135
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	1,037,178
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	723,000	724,663
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	687,500	696,809
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	985,986
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,329,162

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 11/15/23 @ 100	$1,500,000	$1,504,066
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	1,222,275	1,236,588
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 7/15/26 @ 100 (a)	2,000,000	1,995,913
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 4/15/24 @ 100 (a)	1,187,000	1,190,206
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 4/15/24 @ 100 (a)	877,000	876,929
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100 (a)	820,000	839,942
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 8/15/23 @ 100 (a)	264,812	265,514
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	500,000	516,020
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 3/15/23 @ 100 (a)	220,542	221,187
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	513,378
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 11/15/22 @ 100 (a)	750,000	779,045
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 3/15/23 @ 100 (a)	1,500,000	1,529,733
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	1,153,846	1,139,213
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/23 @ 100 (a)	1,000,000	1,092,269
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,553,748
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	1,406,000	1,408,119
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 8/15/23 @ 100 (a)	1,000,000	1,013,383
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 8/16/23 @ 100	750,000	767,238
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 5/16/23 @ 100	1,000,000	1,022,872
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	1,000,631
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,344,189
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	385,000	389,384
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	500,000	505,981
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 11/15/24 @ 100	1,271,000	1,265,044
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 9/15/23 @ 100	2,000,000	2,026,402
JPMorgan Chase Bank, N.A., Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	860,250	860,845
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	446,690
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	536,608

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/26 @ 100 (a)	$762,665	$768,511
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 2/20/28 @ 100 (a)	946,721	947,118
Navient Student Loan Trust, Series 2018-2A, Class B, 1.24% (LIBOR01M+115bps), 3/25/67, Callable 10/25/33 @ 100 (a)(b)	1,000,000	980,067
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 1/25/36 @ 100 (a)	1,277,161	1,326,712
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	997,696	941,435
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	508,937
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28 (a)	1,500,000	1,498,567
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,016,236
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 8/15/23 @ 100 (a)	929,000	934,721
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,100,000	1,096,174
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,149,348
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/23 @ 100 (a)	1,000,000	1,078,721
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 6/20/25 @ 100 (a)	1,000,000	1,005,678
SLM Student Loan Trust, Series 2007-1, Class B, 0.35% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	333,111	314,212
SLM Student Loan Trust, Series 2006-10, Class B, 0.35% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	210,049	198,055
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,099,384
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,996,375
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 3/23/23 @ 100 (a)	1,280,000	1,305,412
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	505,760
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,500,000	1,503,849
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 6/15/22 @ 100 (a)	748,100	758,214
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	167,866	168,663
Total Asset-Backed Securities (Cost $77,211,530)		77,713,672

Collateralized Mortgage Obligations (2.0%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (a)(c)	1,000,000	980,231
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,030,202
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.16% (LIBOR01M+108bps), 10/15/36 (a)(b)	227,103	227,262
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	985,888

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	$732,000	$768,271
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	534,323
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	549,253
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	2,071,208
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.46%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	930,383
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	250,000	273,825
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,503,371
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,000,000	1,066,113
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	255,938
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (LIBOR01M+138bps), 7/15/38 (a)(b)	773,753	777,121
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29, Callable 9/25/29 @ 100 (a)(c)	1,000,000	1,088,386
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	999,827
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	1,006,684
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53, Callable 9/13/29 @ 100	357,000	379,837
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	1,034,542
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	1,000,000	996,904
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.87%, 11/15/43, Callable 10/15/21 @ 100 (a)(c)	492,752	491,053
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	764,448
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	826,285
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	994,873
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36 (a)(c)	250,000	279,997
Total Collateralized Mortgage Obligations (Cost $20,714,330)		20,816,225

Corporate Bonds (30.4%)
Communication Services (2.0%):
AT&T, Inc.
4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,146,670
3.10%, 2/1/43, Callable 8/1/42 @ 100	1,000,000	962,400
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	969,360
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	547,450
2.25%, 1/15/29, Callable 11/15/28 @ 100 (d)	2,000,000	1,998,920
2.30%, 2/1/32, Callable 11/1/31 @ 100 (e)	2,500,000	2,382,450

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	$750,000	$832,178
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,165,300
The Walt Disney Co., 2.20%, 1/13/28	666,000	688,078
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	682,660
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,104,800
2.25%, 11/15/31, Callable 8/15/31 @ 100	3,000,000	2,938,170
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,522,815
1.75%, 1/20/31, Callable 10/20/30 @ 100	3,000,000	2,854,020
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,089,850
		20,885,121
Consumer Discretionary (2.0%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	698,190
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	557,605
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,445,970
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (e)	500,000	522,920
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	1,048,920
3.45%, 1/6/27 (a)	1,000,000	1,096,890
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	1,000,000	999,620
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	653,568
3.90%, 11/19/29, Callable 8/19/29 @ 100 (e)	1,000,000	1,102,240
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (e)	2,000,000	2,018,960
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,063,020
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	236,525
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	551,080
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (f)	750,000	762,758
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	2,023,740
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	573,340
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	1,300,000	1,305,525
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	2,000,000	2,043,100
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	1,200,000	1,189,320
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	526,015
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	1,000,000	1,069,850
		21,489,156
Consumer Staples (2.0%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (e)	1,500,000	1,443,420
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,097,310
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	583,710
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	648,075
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	1,165,670
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 (e)(f)	1,000,000	985,590
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,334,863
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	1,000,000	1,013,870
Constellation Brands, Inc.
3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	823,027
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,740,678
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,202,980
Keurig Dr Pepper, Inc., 2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	1,000,990
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,084,720
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,154,520

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	$375,000	$383,666
1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	965,880
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375,000	392,363
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	1,066,440
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	260,000	330,920
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	2,002,880
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	546,955
		20,968,527
Energy (2.8%):
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,687,560
4.80%, 5/3/29, Callable 2/3/29 @ 100 (e)	500,000	572,055
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	1,023,310
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,164,108
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100 (a)	1,333,000	1,318,270
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	109,000	112,860
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	1,068,890
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,084,380
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 (e)	1,000,000	1,079,660
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	1,046,040
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	514,000	661,456
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,571,070
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	759,615
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,408,851
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	396,000	408,454
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	2,177,760
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	537,440
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	563,085
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	829,335
4.80%, 2/15/29, Callable 11/15/28 @ 100 (e)	250,000	289,520
Murphy Oil Corp.
6.88%, 8/15/24, Callable 11/8/21 @ 101.72	724,000	738,690
5.75%, 8/15/25, Callable 11/8/21 @ 102.88	500,000	516,105
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	542,430
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	1,026,490
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	491,570
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	566,815
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,434,495
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,397,945
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	1,000,000	1,040,570
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,128,030
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (f)	500,000	540,095
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	421,000	444,500
		30,231,454
Financials (7.1%):
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	572,990
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	998,750

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	$500,000	$537,125
Athene Global Funding, 1.45%, 1/8/26 (a)	1,000,000	1,002,540
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,073,300
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,138,490
Bank of America Corp.
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,507,620
3.71% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,098,870
BB&T Corp., 4.25%, 9/30/24	750,000	813,277
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	986,570
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	1,290,000	1,287,226
BMW US Capital LLC
1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)(f)	1,000,000	999,150
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,118,130
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	538,360
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,097,730
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	1,000,000	977,720
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	555,855
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	2,034,020
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a)(b)	978,000	944,709
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	522,610
F&G Global Funding
1.75%, 6/30/26 (a)	1,500,000	1,509,150
2.00%, 9/20/28 (a)	500,000	492,620
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	569,375
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	1,275,000	1,242,946
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,017,620
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	610,065
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	1,077,110
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	558,560
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,079,790
GA Global Funding Trust
1.63%, 1/15/26 (a)	250,000	251,653
1.95%, 9/15/28 (a)	1,000,000	986,870
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	549,330
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	490,645
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	1,003,870
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,883,018
Guardian Life Global Funding, 1.25%, 5/13/26 (a)(f)	2,000,000	1,992,920
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	1,000,000	985,330
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	530,290
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	536,980
ILFC E-Capital Trust I, 3.46%, 12/21/65, Callable 11/8/21 @ 100 (a)	500,000	404,140
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	750,000	764,595
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	1,333,000	1,286,852
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,672,965
KeyCorp, 2.25%, 4/6/27, MTN	500,000	516,840
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,451,205
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	556,720
Main Street Capital Corp.
4.50%, 12/1/22	500,000	520,750

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/14/26, Callable 6/14/26 @ 100	$1,000,000	$1,019,600
MassMutual Global Funding II, 1.20%, 7/16/26 (a)	1,500,000	1,486,215
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,129,030
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	500,000	543,420
New York Life Global Funding, 1.85%, 8/1/31 (a)	1,500,000	1,463,940
Pacific Life Global Funding II, 1.38%, 4/14/26 (a)	2,000,000	2,005,440
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	569,505
Principal Life Global Funding II, 1.25%, 8/16/26 (a)	2,000,000	1,987,300
Protective Life Global Funding, 1.90%, 7/6/28 (a)	2,000,000	2,003,160
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	1,175,850
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	4,000,000	3,955,160
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/8/21 @ 100	250,000	250,800
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	258,492
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	842,370
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	551,950
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	585,935
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	529,485
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	539,765
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	1,053,900
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,037,950
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	270,402
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,560,075
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	579,270
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	593,861
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,057,361
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	383,719
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	1,067,620
Wells Fargo & Co.
2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	774,405
3.00%, 10/23/26	1,000,000	1,071,200
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	1,039,530
		75,733,961
Health Care (3.0%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	2,000,000	2,155,120
Anthem, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	340,106
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,055,540
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	553,645
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	565,325
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,019,140
CVS Health Corp.
3.25%, 8/15/29, Callable 5/15/29 @ 100 (e)	500,000	537,655
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	958,960
2.13%, 9/15/31, Callable 6/15/31 @ 100	2,000,000	1,964,100
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,750,000	1,863,663
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	511,710
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	400,000	415,118
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	2,000,000	1,947,100
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100 (f)	1,000,000	977,550
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	562,870

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	$2,000,000	$2,018,220
Mercy Health, 4.30%, 7/1/28, Callable 1/1/28 @ 100	250,000	286,092
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	554,635
2.89%, 10/1/35	1,000,000	1,015,050
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,522,800
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	493,860
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,359,337
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,958,880
2.15%, 9/2/31, Callable 6/2/31 @ 100	1,500,000	1,444,440
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	1,134,220
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (a)	1,000,000	991,760
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	1,250,000	1,276,750
		31,483,646
Industrials (3.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	1,944,680
American Airlines Pass Through Trust
3.70%, 4/1/28	325,476	330,029
3.85%, 8/15/29	429,217	409,494
3.60%, 4/15/31	418,816	407,416
Arconic, Inc., 5.90%, 2/1/27	250,000	293,445
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,589,904
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	655,254
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	433,829	435,048
3.80%, 3/20/33 (a)	610,265	640,302
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,031,560
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	1,047,470
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	525,940
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	1,014,330
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	669,000	679,062
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,410,012
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (f)	1,000,000	1,032,040
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	500,000	514,010
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	2,000,000	1,990,000
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	351,322	349,917
3.90%, 7/15/27	98,689	96,901
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100 (e)	1,000,000	1,117,070
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	348,103
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,509,435
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,086,820
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,493,310
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 (a)	1,500,000	1,480,380
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	525,795
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	555,105
JetBlue Pass Through Trust, 2.95%, 11/15/29	229,125	232,649
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,194,609
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	540,195
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	1,025,150

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	$500,000	$542,080
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,115,800
1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	1,004,400
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,038,710
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	935,472
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	2,047,120
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100 (e)	1,333,000	1,343,584
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,585,485
3.63%, 2/1/31, Callable 11/1/30 @ 100	1,000,000	1,071,320
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,272,430
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	1,050,020
United Airlines Pass Through Trust
4.88%, 7/15/27	320,448	339,047
3.70%, 9/1/31	429,339	436,295
		41,287,198
Information Technology (1.8%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	578,000
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	1,115,876
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	2,425,975
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	2,072,640
HP, Inc.
3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	789,824
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,485,405
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	974,000	995,710
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,463,955
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 (a)	1,050,000	1,070,307
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	1,017,610
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,046,020
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	772,890
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	1,909,000	2,012,277
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,124,310
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	1,228,020
		19,198,819
Materials (2.0%):
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	818,136
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,469,340
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,482,420
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	404,194
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	1,006,560
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	586,170
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	1,500,000	1,484,385
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	2,000,000	2,090,060
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,000,000	1,084,970
LYB International Finance III LLC
3.38%, 5/1/30, Callable 2/1/30 @ 100	750,000	813,930
2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	500,720
Martin Marietta Materials, Inc.
3.50%, 12/15/27, Callable 9/15/27 @ 100 (f)	625,000	687,850
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	1,005,210
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 (f)	1,250,000	1,251,012
Packaging Corp. of America
3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	545,745
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,125,000	1,110,769

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co.
4.50%, 4/15/23, Callable 1/15/23 @ 100	$500,000	$524,705
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	977,450
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,122,790
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	560,430
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,097,450
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (e)	365,000	380,753
		21,005,049
Real Estate (1.2%):
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	810,870
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	1,024,520
Boston Properties LP
3.25%, 1/30/31, Callable 10/30/30 @ 100	437,000	463,312
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,000,000	1,000,750
Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,465,725
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,474,020
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,519,065
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	269,542
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	811,000	842,467
Host Hotels & Resorts, LP, 3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	514,710
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	547,635
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	574,360
Hudson Pacific Properties, LP, 3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,574,940
Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	497,530
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	532,020
		13,111,466
Utilities (2.6%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,556,205
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,372,546
3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	272,182
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,075,620
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,541,325
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,532,490
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,029,000
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,496,190
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,014,990
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	1,000,000	1,015,710
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	700,000	703,024
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,978,040
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,149,590
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	525,000	588,893
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	750,000	787,808
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,119,490
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	1,000,000	1,104,250
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,965,180
Public Service Electric & Gas Co., 1.90%, 8/15/31, MTN, Callable 5/15/31 @ 100	2,000,000	1,969,300
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	1,090,190

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	$1,000,000	$951,630
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	990,230
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	580,510
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	533,140
		27,417,533
Total Corporate Bonds (Cost $311,554,298)		322,811,930

Yankee Dollars (8.1%)
Communication Services (0.2%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,042,460
Vodafone Group PLC, 5.00%, 5/30/38	500,000	625,995
		1,668,455
Consumer Discretionary (0.5%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	1,000,000	1,053,260
Genm Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	1,500,000	1,489,425
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	1,000,000	1,069,180
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	1,269,000	1,260,485
		4,872,350
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	693,373
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	770,265
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,652,460
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	522,605
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,087,980
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,074,760
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100 (a)	2,000,000	1,961,180
		7,762,623
Energy (0.3%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	816,458
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	2,111,020
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 11/8/21 @ 102.94 (a)	335,000	333,670
		3,261,148
Financials (4.9%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	562,800
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	399,212
Banco Santander SA, 4.38%, 4/12/28	600,000	680,292
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	546,990
Bank of New Zealand, 1.00%, 3/3/26 (a)	1,600,000	1,574,864
Barclays PLC
4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,015,290
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	536,460
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	1,000,000	1,082,760

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
BPCE SA
4.00%, 9/12/23 (a)	$500,000	$531,855
3.25%, 1/11/28 (a)	1,000,000	1,078,490
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	1,022,240
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	1,000,000	996,000
Cooperatieve Rabobank UA
1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,971,980
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	637,920
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,333,375
Credit Suisse Group AG, 1.31% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a)(b)	1,000,000	978,320
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	539,365
Deutsche Bank AG, 1.69%, 3/19/26	1,500,000	1,508,865
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	500,000	496,750
Enel Finance International NV, 1.88%, 7/12/28, Callable 5/12/28 @ 100 (a)	2,000,000	1,987,360
HSBC Holdings PLC
3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	533,250
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	551,240
2.21%, 8/17/29, Callable 8/17/28 @ 100	1,500,000	1,489,020
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100 (b)	2,000,000	2,054,640
Lloyds Banking Group PLC
2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	256,492
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	998,960
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	272,210
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	1,250,000	1,237,525
Mizuho Financial Group, Inc.
2.56%, 9/13/31	1,000,000	984,100
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,469,190
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a)(b)	1,500,000	1,612,560
Nationwide Building Society
3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a)(b)	1,000,000	1,017,690
4.27% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	798,248
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	280,670
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	555,855
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,500,000	1,529,280
Royal Bank of Scotland Group PLC
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,079,130
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	590,350
4.44% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,144,750
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	2,000,000	2,039,760
Siemens Financieringsmaatschappij NV
1.70%, 3/11/28 (a)	1,000,000	998,670
2.15%, 3/11/31 (a)	1,000,000	1,003,300
Societe Generale SA
3.88%, 3/28/24 (a)	1,000,000	1,069,200
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	494,815
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)(f)	500,000	548,710
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,476,885
Swedbank AB, 0.85%, 3/18/24 (a)	1,500,000	1,505,490
The Bank of Nova Scotia, 1.30%, 9/15/26, Callable 6/15/26 @ 100	1,500,000	1,489,290
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,474,335

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	$1,000,000	$1,103,230
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	978,890
		52,118,923
Health Care (0.5%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,101,400
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	1,500,000	1,462,125
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,043,880
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	500,625
		5,108,030
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	1,928,804	1,955,750
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	532,460
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	1,000,000	1,077,040
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	808,867
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,551,600
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,450,000	1,549,949
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	279,081
		7,754,747
Information Technology (0.0%):
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100 (a)	533,000	527,574

Materials (0.3%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,101,390
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	1,063,740
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	750,000	781,927
		2,947,057
Total Yankee Dollars (Cost $83,263,391)		86,020,907

Municipal Bonds (3.6%)
Arizona (0.1%):
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	1,002,980

California (0.3%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	999,050
City of El Cajon Revenue
Series A, 1.70%, 4/1/27	620,000	626,063
Series A, 1.90%, 4/1/28	500,000	504,150
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	541,095
		2,670,358
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,531,755

Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	556,350

Florida (0.4%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,514,340
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,602,495

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	$750,000	$766,770
		3,883,605
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,512,150

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	922,201

Illinois (0.1%):
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	545,335

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	695,674
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	504,770
		1,200,444
Michigan (0.2%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	1,050,660
3.08%, 12/1/34	1,000,000	1,076,670
		2,127,330
New Jersey (0.3%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	1,078,840
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	1,036,890
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	436,367
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	897,579
		3,449,676
New York (0.2%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,498,815
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	762,705
		2,261,520
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	554,245
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	998,820
		1,553,065
Pennsylvania (0.3%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	553,995
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	901,238
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,374,547
		2,829,780
Texas (0.9%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	765,833
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	621,533
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	1,058,219
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000,000	2,134,500
Series D, 2.28%, 7/1/34	370,000	359,610
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	1,000,890
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,249,337
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26	525,000	522,947
1.82%, 9/1/27	700,000	694,211
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31	270,000	271,958

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Series B, 2.78%, 9/1/33, Continuously Callable @100	$500,000	$508,985
		9,188,023
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28	225,000	232,070
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	230,427
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	282,488
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	276,329
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	255,067
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	305,241
		1,581,622
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	1,011,630
Total Municipal Bonds (Cost $36,829,415)		37,827,824

U.S. Government Agency Mortgages (3.4%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,029,054
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,089,924
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,660,232
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	94,788
Series K071, Class A2, 3.29%, 11/25/27	500,000	553,924
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	566,119
Series K087, Class A2, 3.77%, 12/25/28 (e)	500,000	575,479
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,421,117
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,084,345
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,132,254
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,066,546
Series KG02, Class A2, 2.41%, 8/25/29	909,000	961,654
Series K100, Class A2, 2.67%, 9/25/29	545,000	587,713
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	586,258
3.00%, 3/1/31 - 2/1/33	330,695	349,454
3.50%, 5/1/33 - 11/1/47	1,772,504	1,889,755
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,180,042
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,104,556
4.00%, 7/1/42 - 5/1/46	1,359,826	1,488,345
4.50%, 12/1/45	102,209	114,051
		19,535,610
Federal National Mortgage Association
Series M4, Class A2, 3.16%, 3/25/28 (c)	467,524	513,345
Series 2019-M1, Class A2, 3.67%, 9/25/28 (c)	750,000	849,812
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,086,990
2.50%, 11/1/34 (e)	395,718	412,477
4.00%, 12/1/41 - 2/1/50	6,311,890	6,764,052
3.50%, 9/1/45 - 2/1/50	5,890,849	6,266,820
4.50%, 8/1/47	18,253	19,924
3.50%, 9/1/49 (e)	509,908	538,988
3.00%, 2/1/50	723,792	756,661
		17,209,069
Total U.S. Government Agency Mortgages (Cost $35,003,066)		36,744,679

U.S. Treasury Obligations (41.1%)
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	1,026,211
3.50%, 2/15/39 (e)	2,770,000	3,451,247
4.38%, 11/15/39	1,000,000	1,385,469

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
1.38%, 11/15/40	$5,000,000	$4,492,969
1.88%, 2/15/41 (e)	9,000,000	8,807,344
1.75%, 8/15/41	1,000,000	956,250
2.75%, 8/15/47	500,000	567,812
2.75%, 11/15/47 (e)	500,000	568,281
3.00%, 2/15/48	3,500,000	4,163,359
3.38%, 11/15/48 (e)	2,012,000	2,564,043
1.38%, 8/15/50	7,000,000	5,909,531
1.63%, 11/15/50	3,000,000	2,696,250
1.88%, 2/15/51	4,000,000	3,816,250
2.00%, 8/15/51	2,000,000	1,965,312
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	540,510	624,673
U.S. Treasury Notes
2.88%, 11/15/21	3,630,000	3,642,336
2.50%, 1/15/22	712,000	716,978
1.50%, 1/31/22	7,000,000	7,033,359
1.88%, 1/31/22	1,000,000	1,005,977
2.50%, 2/15/22	2,000,000	2,018,125
1.88%, 2/28/22	1,700,000	1,712,750
2.25%, 4/15/22	2,000,000	2,023,516
0.13%, 5/31/22	5,000,000	5,001,758
0.13%, 6/30/22 (e)	10,000,000	10,003,906
0.13%, 7/31/22	12,500,000	12,503,906
1.50%, 8/15/22	1,000,000	1,012,305
0.13%, 9/30/22 (e)	6,000,000	6,001,406
2.00%, 10/31/22	400,000	408,188
0.13%, 10/31/22	10,000,000	10,001,953
0.13%, 6/30/23	10,000,000	9,983,203
0.13%, 8/31/23	5,000,000	4,986,914
0.13%, 9/15/23	6,000,000	5,982,422
0.13%, 10/15/23	2,500,000	2,491,406
0.25%, 11/15/23	17,000,000	16,978,750
0.13%, 1/15/24	10,000,000	9,947,656
2.00%, 4/30/24	24,550,000	25,547,344
0.25%, 6/15/24	20,000,000	19,887,500
0.38%, 7/15/24	7,000,000	6,980,312
0.38%, 8/15/24	10,000,000	9,964,844
1.50%, 10/31/24	3,000,000	3,088,125
2.25%, 12/31/24	5,000,000	5,267,969
2.75%, 2/28/25	850,000	910,895
0.25%, 6/30/25 (e)	10,000,000	9,823,438
0.25%, 9/30/25	3,500,000	3,425,625
3.00%, 9/30/25	300,000	326,180
0.38%, 11/30/25	13,000,000	12,754,219
0.38%, 1/31/26 (e)	4,000,000	3,914,375
1.50%, 8/15/26	2,000,000	2,050,625
1.38%, 8/31/26	8,000,000	8,153,750
1.63%, 10/31/26	5,000,000	5,155,078
2.00%, 11/15/26	2,700,000	2,833,734
0.50%, 6/30/27	2,500,000	2,413,477
2.25%, 8/15/27	1,000,000	1,063,125
2.25%, 11/15/27	1,700,000	1,807,844
0.63%, 11/30/27	13,000,000	12,558,203
0.75%, 1/31/28	10,000,000	9,711,719
2.75%, 2/15/28 (e)	2,000,000	2,188,906
1.25%, 3/31/28	8,000,000	8,002,500
1.25%, 4/30/28	10,000,000	9,996,875
2.88%, 5/15/28	4,000,000	4,413,750
1.25%, 6/30/28	15,000,000	14,969,531
1.00%, 7/31/28	15,000,000	14,711,719
2.88%, 8/15/28	630,000	696,150

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
1.13%, 8/31/28	$5,000,000	$4,941,406
3.13%, 11/15/28 (e)	1,000,000	1,123,906
2.63%, 2/15/29	1,000,000	1,090,625
1.63%, 8/15/29 (e)	10,000,000	10,189,062
0.63%, 5/15/30 (e)	2,500,000	2,334,375
0.63%, 8/15/30	5,000,000	4,653,125
0.88%, 11/15/30	17,000,000	16,139,375
1.13%, 2/15/31	12,000,000	11,625,000
1.63%, 5/15/31	20,000,000	20,237,500
1.25%, 8/15/31	5,000,000	4,878,906
Total U.S. Treasury Obligations (Cost $436,334,974)		436,282,907

Commercial Papers (3.9%)
Alliant Energy Corp., 0.12%, 10/1/21 (g)	10,000,000	9,999,966
Dollarama, Inc., 0.13%, 10/5/21 (g)	1,700,000	1,699,969
Enbridge U.S., Inc., 0.13%, 10/4/21 (a)(g)	10,600,000	10,599,847
Glencore Funding LLC, 0.14%, 10/6/21 (a)(g)	5,000,000	4,999,883
One Gas, Inc., 0.07%, 10/7/21 (g)	4,100,000	4,099,944
Sonoco Products Co., 0.13%, 10/1/21 (g)	10,000,000	9,999,964
Total Commercial Papers (Cost $41,399,626)		41,399,573

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (h)	101,784	101,784
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	3,016,542	3,016,542
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (h)	50,795	50,795
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (h)	405,024	405,024
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (h)	1,821,065	1,821,065

Total Collateral for Securities Loaned (Cost $5,395,210)		5,395,210
Total Investments (Cost $1,047,705,840) — 100.3%		1,065,012,927
Liabilities in excess of other assets — (0.3)%		(3,000,711)
NET ASSETS - 100.00%		$1,062,012,216

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $216,495,870 and amounted to 20.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(f)	All or a portion of this security is on loan.
(g)	Rate represents the effective yield at September 30, 2021.
(h)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2021.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2021.
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
US0001M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
USISDA05—5 Year USD ICE Swap
USSW5—USD 5 Year Swap Rate, rate disclosed as of September 30, 2021.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (5.5%):
Alphabet, Inc., Class A (a)	619	$1,654,909
AT&T, Inc.	62,560	1,689,746
Discovery, Inc., Class A (a)(b)	57,835	1,467,852
DISH Network Corp., Class A (a)	43,133	1,874,560
IAC/InterActiveCorp. (a)	4,344	565,980
Liberty Global PLC, Class C (a)	91,684	2,701,011
Lumen Technologies, Inc. (b)	181,888	2,253,592
News Corp., Class A	100,786	2,371,495
Omnicom Group, Inc.	17,052	1,235,588
The Interpublic Group of Cos., Inc.	63,944	2,344,826
ViacomCBS, Inc., Class B	39,333	1,554,047
		19,713,606
Consumer Discretionary (7.8%):
Advance Auto Parts, Inc.	5,125	1,070,561
Bath & Body Works, Inc.	18,778	1,183,577
BorgWarner, Inc.	45,017	1,945,185
Caesars Entertainment, Inc. (a)	5,723	642,578
D.R. Horton, Inc.	22,944	1,926,608
Ford Motor Co. (a)	156,954	2,222,469
Garmin Ltd.	9,449	1,468,942
General Motors Co. (a)	36,529	1,925,444
Genuine Parts Co.	10,287	1,247,093
Lear Corp.	11,730	1,835,510
Lennar Corp., Class A	18,750	1,756,500
LKQ Corp. (a)	17,689	890,110
Mohawk Industries, Inc. (a)	7,148	1,268,055
Newell Brands, Inc.	72,649	1,608,449
PulteGroup, Inc.	31,523	1,447,536
Target Corp. (c)	12,088	2,765,372
Tesla, Inc. (a)	1,113	863,109
Whirlpool Corp.	9,046	1,844,118
		27,911,216
Consumer Staples (7.1%):
Archer-Daniels-Midland Co.	53,106	3,186,891
Bunge Ltd.	34,856	2,834,490
Keurig Dr Pepper, Inc.	53,134	1,815,058
Molson Coors Beverage Co., Class B	48,733	2,260,237
The Estee Lauder Cos., Inc.	4,269	1,280,401
The J.M. Smucker Co. (b)	29,129	3,496,354
The Kraft Heinz Co.	66,050	2,431,961
The Kroger Co.	76,201	3,080,806
Tyson Foods, Inc., Class A	37,046	2,924,411
Walgreens Boots Alliance, Inc.	49,938	2,349,583
		25,660,192
Energy (2.7%):
ConocoPhillips	19,004	1,287,901
Devon Energy Corp.	51,145	1,816,159
EOG Resources, Inc.	23,816	1,911,710
Exxon Mobil Corp.	45,129	2,654,488
Pioneer Natural Resources Co.	12,611	2,099,858
		9,770,116
Financials (12.9%):
AGNC Investment Corp.	130,992	2,065,744
Ally Financial, Inc.	30,634	1,563,866
American Financial Group, Inc.	6,898	867,975
American International Group, Inc.	34,384	1,887,338

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Ameriprise Financial, Inc.	4,301	$1,135,980
Annaly Capital Management, Inc.	108,930	917,191
Athene Holding Ltd., Class A (a)	23,166	1,595,442
Bank of America Corp.	28,582	1,213,306
Blackstone, Inc.	10,347	1,203,770
Capital One Financial Corp.	10,591	1,715,424
Citigroup, Inc.	27,978	1,963,496
Citizens Financial Group, Inc.	42,398	1,991,858
Equitable Holdings, Inc.	65,626	1,945,155
Fifth Third Bancorp	23,470	996,067
Franklin Resources, Inc.	37,261	1,107,397
Invesco Ltd.	74,196	1,788,865
KKR & Co., Inc.	40,148	2,444,210
Lincoln National Corp.	18,988	1,305,425
Loews Corp.	48,252	2,602,230
MetLife, Inc.	34,078	2,103,635
Morgan Stanley	25,789	2,509,528
Prudential Financial, Inc.	19,554	2,057,081
Raymond James Financial, Inc.	14,517	1,339,629
Regions Financial Corp.	87,639	1,867,587
SVB Financial Group (a)	1,654	1,069,939
Synchrony Financial	16,457	804,418
The Goldman Sachs Group, Inc.	6,369	2,407,673
Wells Fargo & Co.	45,653	2,118,756
		46,588,985
Health Care (15.2%):
10X Genomics, Inc., Class A (a)	8,820	1,284,016
AbbVie, Inc.	26,082	2,813,465
AmerisourceBergen Corp.	13,178	1,574,112
Anthem, Inc.	2,947	1,098,642
Bio-Rad Laboratories, Inc., Class A (a)	1,833	1,367,326
Bio-Techne Corp.	3,530	1,710,532
Bristol-Myers Squibb Co.	52,642	3,114,827
Cardinal Health, Inc.	25,686	1,270,430
Centene Corp. (a)	31,697	1,975,040
Charles River Laboratories International, Inc. (a)	6,615	2,729,812
Cigna Corp.	10,295	2,060,647
CVS Health Corp.	32,320	2,742,675
Danaher Corp.	5,416	1,648,847
DaVita, Inc. (a)	9,798	1,139,115
HCA Healthcare, Inc.	9,218	2,237,393
Horizon Therapeutics PLC (a)	19,748	2,163,196
Jazz Pharmaceuticals PLC (a)	17,579	2,288,962
Laboratory Corp. of America Holdings (a)	8,305	2,337,359
McKesson Corp.	13,111	2,614,071
Moderna, Inc. (a)	11,130	4,283,492
Molina Healthcare, Inc. (a)	7,283	1,975,951
Novavax, Inc. (a)(b)	4,099	849,764
PerkinElmer, Inc.	7,880	1,365,525
Quest Diagnostics, Inc.	9,379	1,362,863
Universal Health Services, Inc., Class B	14,430	1,996,679
Viatris, Inc.	141,824	1,921,715
Waters Corp. (a)	3,651	1,304,502
West Pharmaceutical Services, Inc.	3,359	1,426,030
		54,656,988
Industrials (15.7%):
AMERCO, Inc.	4,406	2,846,408
Carrier Global Corp.	50,984	2,638,932
Deere & Co.	6,813	2,282,832
Eaton Corp. PLC	17,781	2,654,881

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	14,033	$1,671,751
FedEx Corp.	8,055	1,766,381
Fortune Brands Home & Security, Inc.	9,185	821,323
Generac Holdings, Inc. (a)	6,568	2,684,145
General Dynamics Corp.	14,851	2,911,241
General Electric Co.	9,117	939,324
Huntington Ingalls Industries, Inc.	6,895	1,331,149
Ingersoll Rand, Inc. (a)(c)	21,786	1,098,232
Jacobs Engineering Group, Inc.	19,973	2,647,022
Johnson Controls International PLC	40,124	2,731,642
Kansas City Southern	9,233	2,498,819
Knight-Swift Transportation Holdings, Inc.	52,345	2,677,447
L3Harris Technologies, Inc.	6,123	1,348,529
Owens Corning, Inc.	20,214	1,728,297
Parker-Hannifin Corp.	3,753	1,049,414
Plug Power, Inc. (a)(b)	23,036	588,339
Raytheon Technologies Corp.	26,917	2,313,785
Robert Half International, Inc.	25,912	2,599,751
Sensata Technologies Holding PLC (a)	19,350	1,058,832
Snap-on, Inc.	10,736	2,243,287
Stanley Black & Decker, Inc.	5,173	906,879
Textron, Inc.	29,415	2,053,461
Trane Technologies PLC	6,741	1,163,834
United Parcel Service, Inc., Class B	6,646	1,210,237
United Rentals, Inc. (a)	5,260	1,845,892
Westinghouse Air Brake Technologies Corp.	24,053	2,073,609
		56,385,675
Information Technology (17.3%):
Applied Materials, Inc.	15,997	2,059,294
Arrow Electronics, Inc. (a)	22,144	2,486,550
Broadcom, Inc.	2,830	1,372,352
Cisco Systems, Inc.	32,961	1,794,067
Cloudflare, Inc., Class A (a)	26,249	2,956,950
Corning, Inc.	28,831	1,052,043
Crowdstrike Holdings, Inc., Class A (a)	6,293	1,546,694
Dell Technologies, Inc., Class C (a)	24,358	2,534,206
EPAM Systems, Inc. (a)	2,163	1,233,948
F5 Networks, Inc. (a)	14,948	2,971,363
Fortinet, Inc. (a)	3,632	1,060,689
Gartner, Inc. (a)	3,525	1,071,177
Hewlett Packard Enterprise Co.	158,661	2,260,919
HP, Inc.	75,766	2,072,958
Intel Corp.	49,288	2,626,065
International Business Machines Corp.	11,022	1,531,286
Intuit, Inc.	2,525	1,362,263
Juniper Networks, Inc.	113,610	3,126,547
Lam Research Corp.	1,613	918,039
Micron Technology, Inc.	26,556	1,884,945
NetApp, Inc.	29,733	2,668,834
NXP Semiconductors NV	11,750	2,301,472
ON Semiconductor Corp. (a)	24,289	1,111,708
Oracle Corp.	47,398	4,129,788
Palantir Technologies, Inc., Class A (a)	57,997	1,394,248
Qorvo, Inc. (a)	13,614	2,276,125
Seagate Technology Holdings PLC	26,396	2,178,198
Skyworks Solutions, Inc.	7,484	1,233,214
TE Connectivity Ltd.	10,156	1,393,606
Teradyne, Inc.	8,359	912,552
Trimble, Inc. (a)	15,145	1,245,676
Western Digital Corp. (a)	24,421	1,378,321

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. (a)	4,384	$2,259,601
		62,405,698
Materials (4.7%):
Albemarle Corp.	6,172	1,351,483
Corteva, Inc.	54,874	2,309,098
Eastman Chemical Co.	8,782	884,699
Freeport-McMoRan, Inc.	43,912	1,428,457
International Paper Co.	22,041	1,232,533
LyondellBasell Industries NV, Class A	18,321	1,719,426
Nucor Corp.	23,103	2,275,414
Steel Dynamics, Inc.	34,480	2,016,390
The Mosaic Co.	51,597	1,843,045
Westrock Co.	37,483	1,867,778
		16,928,323
Real Estate (5.8%):
Camden Property Trust	8,920	1,315,432
CBRE Group, Inc., Class A (a)	24,161	2,352,315
Extra Space Storage, Inc.	19,122	3,212,305
Iron Mountain, Inc. (b)	58,151	2,526,661
Mid-America Apartment Communities, Inc.	14,876	2,778,093
Public Storage	12,004	3,566,389
Regency Centers Corp.	14,828	998,369
Simon Property Group, Inc.	10,959	1,424,341
VEREIT, Inc.	21,561	975,204
VICI Properties, Inc. (b)	33,524	952,417
Weyerhaeuser Co.	26,276	934,637
		21,036,163
Utilities (4.7%):
CenterPoint Energy, Inc.	39,767	978,268
Duke Energy Corp. (c)	15,075	1,471,169
Evergy, Inc. (c)	20,479	1,273,794
Exelon Corp.	64,076	3,097,434
FirstEnergy Corp.	34,011	1,211,472
NRG Energy, Inc.	65,056	2,656,236
PG&E Corp. (a)	114,203	1,096,349
The AES Corp.	49,478	1,129,583
UGI Corp.	63,172	2,692,391
Vistra Corp.	76,335	1,305,328
		16,912,024
Total Common Stocks (Cost $315,719,797)		357,968,986

Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	67,541	67,541
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	2,001,703	2,001,703
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	33,706	33,706
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	268,764	268,764
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	1,208,414	1,208,414
Total Collateral for Securities Loaned (Cost $3,580,128)		3,580,128
Total Investments (Cost $319,299,925) — 100.4%		361,549,114
Liabilities in excess of other assets — (0.4)%		(1,342,512)
NET ASSETS - 100.00%		$360,206,602

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2021
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	12/17/21	$2,235,958	$2,148,875	$(87,083)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(87,083)
	Total net unrealized appreciation (depreciation)				$(87,083)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Biotechnology (6.6%):
Agios Pharmaceuticals, Inc. (a)	7,533	$347,648
Alkermes PLC (a)	13,715	422,971
Anavex Life Sciences Corp. (a)	11,810	211,989
Avid Bioservices, Inc. (a)	21,010	453,186
Beam Therapeutics, Inc. (a)	7,080	616,031
BioCryst Pharmaceuticals, Inc. (a)	15,168	217,964
CareDx, Inc. (a)	7,205	456,581
Castle Biosciences, Inc. (a)	9,730	647,045
Catalyst Pharmaceuticals, Inc. (a)	91,585	485,400
Celldex Therapeutics, Inc. (a)	13,052	704,677
Curis, Inc. (a)	45,679	357,667
Denali Therapeutics, Inc. (a)	5,006	252,553
DermTech, Inc. (a)	8,341	267,829
Dicerna Pharmaceuticals, Inc. (a)	14,983	302,057
Eagle Pharmaceuticals, Inc. (a)	9,115	508,435
Emergent BioSolutions, Inc. (a)	10,516	526,536
Exelixis, Inc. (a)	14,434	305,135
Fate Therapeutics, Inc. (a)	2,522	149,479
Halozyme Therapeutics, Inc. (a)	20,479	833,086
Humanigen, Inc. (a)(b)	34,048	201,905
ImmunityBio, Inc. (a)	13,723	133,662
Intellia Therapeutics, Inc. (a)	4,941	662,835
Ironwood Pharmaceuticals, Inc. (a)	29,679	387,608
Ligand Pharmaceuticals, Inc. (a)	2,738	381,458
Morphic Holding, Inc. (a)	11,230	636,067
Myriad Genetics, Inc. (a)	15,706	507,147
Natera, Inc. (a)	6,442	717,896
Ocugen, Inc. (a)(b)	57,868	415,492
OPKO Health, Inc. (a)	125,676	458,717
Organogenesis Holdings, Inc. (a)	37,093	528,204
Protagonist Therapeutics, Inc. (a)	4,478	79,350
Prothena Corp. PLC (a)	3,913	278,723
Repligen Corp. (a)	3,998	1,155,382
Rubius Therapeutics, Inc. (a)	24,961	446,303
Sorrento Therapeutics, Inc. (a)(b)	34,236	261,221
SpringWorks Therapeutics, Inc. (a)	3,779	239,740
TG Therapeutics, Inc. (a)	6,725	223,808
Twist Bioscience Corp. (a)	3,133	335,137
United Therapeutics Corp. (a)	5,774	1,065,765
Vanda Pharmaceuticals, Inc. (a)	43,226	740,894
Vaxart, Inc. (a)(b)	35,408	281,494
Veracyte, Inc. (a)	7,587	352,416
Vericel Corp. (a)	10,498	512,302
		19,069,795
Communication Services (3.7%):
AMC Networks, Inc., Class A (a)	14,276	665,119
Cars.com, Inc. (a)	18,467	233,607
Consolidated Communications Holdings, Inc. (a)	28,549	262,365
Entercom Communications Corp. (a)	127,701	469,940
Gannett Co., Inc. (a)	43,866	293,025
Globalstar, Inc. (a)	343,016	572,837
Gray Television, Inc.	29,741	678,690
iHeartMedia, Inc., Class A (a)	27,943	699,134
John Wiley & Sons, Inc., Class A	8,488	443,158
Liberty Latin America Ltd., Class C (a)	26,195	343,678
Lions Gate Entertainment Corp., Class A (a)	42,351	600,961
Loral Space & Communications, Inc.	7,189	309,199
Meredith Corp. (a)	12,548	698,924
Nexstar Media Group, Inc., Class A	2,388	362,880

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Scholastic Corp.	11,963	$426,481
TechTarget, Inc. (a)	5,354	441,277
TEGNA, Inc.	44,171	871,052
Telephone & Data Systems, Inc.	40,266	785,187
The EW Scripps Co., Class A	27,901	503,892
United States Cellular Corp. (a)	25,184	803,118
WideOpenWest, Inc. (a)	13,891	272,958
		10,737,482
Consumer Discretionary (11.0%):
Abercrombie & Fitch Co. (a)	12,785	481,099
American Eagle Outfitters, Inc. (b)	17,493	451,319
American Public Education, Inc. (a)	15,411	394,676
Asbury Automotive Group, Inc. (a)	1,679	330,326
AutoNation, Inc. (a)	6,962	847,693
Bed Bath & Beyond, Inc. (a)	9,035	156,080
Big Lots, Inc.	9,084	393,882
Blink Charging Co. (a)(b)	9,842	281,580
Boot Barn Holdings, Inc. (a)	3,065	272,386
Caleres, Inc.	9,164	203,624
Camping World Holdings, Inc., Class A	5,026	195,361
Capri Holdings Ltd. (a)	8,805	426,250
Century Communities, Inc.	6,533	401,453
Citi Trends, Inc. (a)	6,456	471,030
Crocs, Inc. (a)	1,699	243,772
Dana, Inc.	21,467	477,426
Dick's Sporting Goods, Inc.	6,391	765,450
Dillard's, Inc., Class A (b)	3,234	557,930
Ethan Allen Interiors, Inc.	32,800	777,360
Foot Locker, Inc.	11,474	523,903
Funko, Inc., Class A (a)	22,343	406,866
GameStop Corp., Class A (a)(b)	2,674	469,207
Genesco, Inc. (a)	7,555	436,150
G-III Apparel Group Ltd. (a)	14,053	397,700
Golden Entertainment, Inc. (a)	4,886	239,854
Graham Holdings Co., Class B	1,731	1,019,836
Green Brick Partners, Inc. (a)	28,499	584,799
Group 1 Automotive, Inc.	3,333	626,204
GrowGeneration Corp. (a)(b)	17,546	432,860
H&R Block, Inc.	16,689	417,225
Haverty Furniture Cos., Inc. (b)	18,661	629,062
Hibbett, Inc.	6,426	454,575
Hovnanian Enterprises, Inc., Class A (a)	4,087	393,946
Johnson Outdoors, Inc., Class A	3,289	347,976
KB Home	12,897	501,951
Kohl's Corp. (c)	7,648	360,144
Lithia Motors, Inc., Class A	872	276,459
M/I Homes, Inc. (a)	7,951	459,568
Macy's, Inc.	26,198	592,075
Magnite, Inc. (a)	17,793	498,204
MarineMax, Inc. (a)(b)	10,215	495,632
MDC Holdings, Inc.	12,710	593,811
Meritage Homes Corp. (a)	5,452	528,844
Modine Manufacturing Co. (a)	31,170	353,156
Movado Group, Inc.	18,228	574,000
Penske Automotive Group, Inc.	3,754	377,652
Perdoceo Education Corp. (a)(b)	72,123	761,619
PVH Corp. (a)	2,370	243,612
Qurate Retail, Inc., Class A	51,240	522,136
Rent-A-Center, Inc.	11,490	645,853
Revolve Group, Inc. (a)	5,007	309,282
Shoe Carnival, Inc. (b)	6,621	214,653

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Shutterstock, Inc.	3,990	$452,147
Signet Jewelers Ltd. (b)	6,717	530,374
Smith & Wesson Brands, Inc.	28,081	582,962
Sonos, Inc. (a)	8,935	289,137
Sportsman's Warehouse Holdings, Inc. (a)	17,338	305,149
Tapestry, Inc.	7,228	267,581
Taylor Morrison Home Corp. (a)	17,891	461,230
Tenneco, Inc., Class A (a)	29,868	426,216
The Buckle, Inc. (b)	8,266	327,251
The Container Store Group, Inc. (a)	17,169	163,449
The Goodyear Tire & Rubber Co. (a)	40,444	715,859
The Lovesac Co. (a)	3,944	260,659
The ODP Corp. (a)	12,457	500,273
Toll Brothers, Inc.	10,648	588,728
Tri Pointe Homes, Inc. (a)	25,741	541,076
Tupperware Brands Corp. (a)	7,919	167,249
Vista Outdoor, Inc. (a)	12,610	508,309
Vuzix Corp. (a)(b)	14,603	152,747
XPEL, Inc. (a)	3,979	301,847
Zumiez, Inc. (a)	13,897	552,545
		31,912,299
Consumer Staples (3.4%):
Celsius Holdings, Inc. (a)	7,757	698,828
Central Garden & Pet Co., Class A (a)	9,173	394,439
Coca-Cola Consolidated, Inc.	991	390,632
Coty, Inc., Class A (a)(c)	25,552	200,839
Darling Ingredients, Inc. (a)	11,093	797,587
Edgewell Personal Care Co.	8,975	325,793
Fresh Del Monte Produce, Inc.	21,817	702,944
Ingles Markets, Inc., Class A (b)	15,880	1,048,556
Pilgrim's Pride Corp. (a)	19,062	554,323
Sanderson Farms, Inc.	2,527	475,581
Seaboard Corp.	142	582,199
SpartanNash Co.	30,026	657,569
The Andersons, Inc.	23,475	723,734
United Natural Foods, Inc. (a)	13,002	629,557
Universal Corp.	11,879	574,112
Weis Markets, Inc. (b)(c)	24,163	1,269,766
		10,026,459
Energy (3.4%):
Alto Ingredients, Inc. (a)(b)	42,475	209,826
Antero Resources Corp. (a)	36,950	695,029
Bonanza Creek Energy, Inc. (b)	14,317	685,784
Callon Petroleum Co. (a)(b)	14,257	699,734
Centennial Resource Development, Inc., Class A (a)	101,460	679,782
Clean Energy Fuels Corp. (a)(b)	28,004	228,233
CNX Resources Corp. (a)(b)	25,138	317,242
Dorian LPG Ltd.	58,049	720,388
EQT Corp. (a)	15,235	311,708
Gevo, Inc. (a)(b)	77,054	511,639
Green Plains, Inc. (a)	9,387	306,486
Helix Energy Solutions Group, Inc. (a)	106,382	412,762
International Seaways, Inc.	36,489	664,830
Marathon Oil Corp.	26,993	368,994
Matador Resources Co.	8,415	320,107
Northern Oil and Gas, Inc.	14,315	306,341
Ovintiv, Inc.	11,004	361,811
PDC Energy, Inc.	12,074	572,187
SM Energy Co.	26,552	700,442
Transocean Ltd. (a)(b)	129,337	490,187

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
U.S. Silica Holdings, Inc. (a)	19,261	$153,895
Whiting Petroleum Corp. (a)	5,474	319,736
		10,037,143
Financials (13.0%):
Affiliated Managers Group, Inc.	5,125	774,336
American Equity Investment Life Holding Co.	15,295	452,273
American National Group, Inc.	5,681	1,073,879
Ameris Bancorp	7,645	396,623
Assured Guaranty Ltd.	13,597	636,476
B Riley Financial, Inc.	10,777	636,274
Berkshire Hills Bancorp, Inc.	13,122	354,032
Brighthouse Financial, Inc. (a)	11,072	500,787
BrightSpire Capital, Inc.	24,169	226,947
Cadence Bancorp	11,969	262,839
Chimera Investment Corp.	52,601	781,125
CIT Group, Inc.	9,549	496,071
Cowen, Inc., Class A (b)	16,571	568,551
Customers Bancorp, Inc.	18,938	814,713
Dime Community Bancshares, Inc.	14,033	458,318
Donnelley Financial Solutions, Inc. (a)	20,636	714,418
Encore Capital Group, Inc. (a)	10,681	526,253
Enova International, Inc. (a)	15,483	534,938
Enstar Group Ltd. (a)	2,142	502,792
First BanCorp/Puerto Rico	25,467	334,891
First Citizens BancShares, Inc., Class A (b)	522	440,135
Flagstar Bancorp, Inc.	17,161	871,436
Flushing Financial Corp.	17,665	399,229
FNB Corp.	67,676	786,395
Freedom Holding Corp. (a)(b)	8,954	562,222
Genworth Financial, Inc. (a)	155,803	584,261
Granite Point Mortgage Trust, Inc.	33,188	437,086
Great Western Bancorp, Inc.	10,794	353,396
Hancock Whitney Corp.	6,927	326,400
HarborOne Bancorp, Inc.	85,773	1,204,253
HCI Group, Inc.	4,157	460,471
Heritage Insurance Holdings, Inc.	122,415	833,646
Hilltop Holdings, Inc.	11,815	385,996
Hope Bancorp, Inc.	58,670	847,195
Independent Bank Group, Inc.	5,212	370,260
Janus Henderson Group PLC	21,493	888,306
Jefferies Financial Group, Inc.	25,475	945,887
LendingClub Corp. (a)	8,518	240,548
Live Oak Bancshares, Inc.	4,831	307,396
Meta Financial Group, Inc.	14,849	779,275
MFA Financial, Inc.	52,218	238,636
MGIC Investment Corp.	44,787	670,013
Midland States Bancorp, Inc.	16,776	414,870
Mr. Cooper Group, Inc. (a)	15,878	653,697
National Western Life Group, Inc., Class A	3,175	668,623
Navient Corp.	32,228	635,858
New Residential Investment Corp.	25,963	285,593
Northfield Bancorp, Inc.	33,251	570,587
OFG Bancorp	14,408	363,370
Old Republic International Corp.	19,392	448,537
OneMain Holdings, Inc.	5,416	299,667
PacWest Bancorp	7,288	330,292
Pennymac Financial Services	9,838	601,397
Pinnacle Financial Partners, Inc.	8,898	837,124
Popular, Inc.	10,534	818,176
Radian Group, Inc.	14,590	331,485
Ready Capital Corp.	17,221	248,499

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
ServisFirst Bancshares, Inc.	7,042	$547,868
Signature Bank	1,668	454,163
Silvergate Capital Corp., Class A (a)	8,544	986,832
SiriusPoint Ltd. (a)	89,884	832,326
SLM Corp.	43,156	759,546
State Auto Financial Corp.	4,329	220,563
Sterling Bancorp	26,646	665,084
Triumph Bancorp, Inc. (a)	4,297	430,259
Unum Group	22,422	561,895
Virtus Investment Partners, Inc.	1,342	416,449
Western Alliance Bancorp	3,675	399,913
		37,761,651
Health Care Equipment & Supplies (6.3%):
AngioDynamics, Inc. (a)	32,790	850,573
Anika Therapeutics, Inc. (a)(b)	8,126	345,843
AtriCure, Inc. (a)	11,533	802,120
Avanos Medical, Inc. (a)	11,104	346,445
BioLife Solutions, Inc. (a)	15,322	648,427
CONMED Corp.	5,641	738,012
CryoPort, Inc. (a)(b)	9,922	659,912
Envista Holdings Corp. (a)	13,415	560,881
Establishment Labs Holdings, Inc. (a)	8,230	589,103
Globus Medical, Inc. (a)	5,960	456,655
Heska Corp. (a)	3,620	935,915
Hill-Rom Holdings, Inc.	4,170	625,500
Inogen, Inc. (a)	5,003	215,579
Integer Holdings Corp. (a)	7,696	687,561
Integra LifeSciences Holdings Corp. (a)	13,750	941,600
Lantheus Holdings, Inc. (a)	29,967	769,553
LeMaitre Vascular, Inc.	16,063	852,785
LivaNova PLC (a)	4,322	342,259
Meridian Bioscience, Inc. (a)	28,397	546,358
Merit Medical Systems, Inc. (a)	13,409	962,766
Natus Medical, Inc. (a)	31,242	783,549
NuVasive, Inc. (a)	6,397	382,861
OraSure Technologies, Inc. (a)	59,362	671,384
Orthofix Medical, Inc. (a)	21,509	819,923
OrthoPediatrics Corp. (a)	5,968	390,964
Quidel Corp. (a)	2,636	372,072
Shockwave Medical, Inc. (a)	3,341	687,845
STAAR Surgical Co. (a)	4,878	626,969
Varex Imaging Corp. (a)	29,402	829,136
		18,442,550
Health Care Providers & Services (6.3%):
Acadia Healthcare Co., Inc. (a)	8,982	572,872
Addus HomeCare Corp. (a)(b)	9,665	770,784
AMN Healthcare Services, Inc. (a)	8,622	989,375
Apollo Medical Holdings, Inc. (a)	3,625	330,056
CorVel Corp. (a)	7,844	1,460,710
Covetrus, Inc. (a)	23,985	435,088
Encompass Health Corp.	12,224	917,289
Fulgent Genetics, Inc. (a)	5,670	510,017
Hanger, Inc. (a)	12,689	278,650
LHC Group, Inc. (a)	5,830	914,785
Magellan Health, Inc. (a)	8,586	811,806
MEDNAX, Inc. (a)	17,913	509,267
ModivCare, Inc. (a)	5,356	972,757
National HealthCare Corp. (c)	15,828	1,107,643
Option Care Health, Inc. (a)	12,362	299,902
Owens & Minor, Inc. (b)	13,081	409,304
Patterson Cos., Inc. (c)	12,811	386,124

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Premier, Inc., Class A	27,954	$1,083,497
Progyny, Inc. (a)	5,592	313,152
R1 RCM, Inc. (a)	17,325	381,323
RadNet, Inc. (a)	9,899	290,140
Select Medical Holdings Corp.	17,742	641,728
Surgery Partners, Inc. (a)	9,321	394,651
Tenet Healthcare Corp. (a)	6,606	438,903
The Ensign Group, Inc.	9,894	740,962
The Joint Corp. (a)	10,456	1,024,897
Tivity Health, Inc. (a)(b)	18,938	436,710
Triple-S Management Corp., Class B (a)	24,436	864,301
		18,286,693
Health Care Technology (2.7%):
Allscripts Healthcare Solutions, Inc. (a)	42,170	563,813
Change Healthcare, Inc. (a)	25,836	541,006
Computer Programs and Systems, Inc. (a)(b)	25,731	912,421
Evolent Health, Inc., Class A (a)	24,058	745,798
HealthStream, Inc. (a)	19,889	568,427
Inovalon Holdings, Inc., Class A (a)	21,084	849,474
NextGen Healthcare, Inc. (a)	39,858	561,998
Omnicell, Inc. (a)	6,242	926,500
OptimizeRx Corp. (a)	10,880	930,784
Phreesia, Inc. (a)	4,263	263,027
Vocera Communications, Inc. (a)	20,439	935,289
		7,798,537
Industrials (13.7%):
ACCO Brands Corp.	70,689	607,218
Acuity Brands, Inc.	4,472	775,311
Advanced Drainage Systems, Inc.	6,712	726,037
AGCO Corp.	6,341	776,963
Air Lease Corp.	14,231	559,847
Altra Industrial Motion Corp.	5,206	288,152
ArcBest Corp.	10,140	829,148
Argan, Inc.	23,580	1,029,739
Atkore, Inc. (a)	7,015	609,744
Atlas Air Worldwide Holdings, Inc. (a)(b)	8,017	654,829
Beacon Roofing Supply, Inc. (a)	5,482	261,820
Bloom Energy Corp., Class A (a)(b)	19,572	366,388
Builders FirstSource, Inc. (a)	12,863	665,532
CAI International, Inc.	13,213	738,739
Chart Industries, Inc. (a)	1,594	304,629
Comfort Systems USA, Inc.	5,222	372,433
CSW Industrials, Inc.	4,373	558,432
DXP Enterprises, Inc. (a)	18,403	544,177
EMCOR Group, Inc.	8,283	955,692
Encore Wire Corp.	6,269	594,489
FuelCell Energy, Inc. (a)(b)	28,638	191,588
Genco Shipping & Trading Ltd.	34,152	687,480
GMS, Inc. (a)	12,371	541,850
GrafTech International Ltd.	26,441	272,871
Granite Construction, Inc.	16,208	641,026
Great Lakes Dredge & Dock Corp. (a)	28,384	428,315
Heidrick & Struggles International, Inc.	19,496	870,106
Herc Holdings, Inc. (a)	4,732	773,493
Hillenbrand, Inc.	9,711	414,174
Hyster-Yale Materials Handling, Inc.	5,404	271,605
IES Holdings, Inc. (a)	8,461	386,583
Insteel Industries, Inc.	7,897	300,481
Kelly Services, Inc., Class A	35,293	666,332
Kforce, Inc.	8,296	494,773
Korn Ferry	11,691	845,961

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
ManpowerGroup, Inc.	7,748	$838,953
MasTec, Inc. (a)	6,763	583,512
Matson, Inc.	12,371	998,463
Matthews International Corp., Class A	10,172	352,867
Maxar Technologies, Inc.	12,755	361,222
Mueller Industries, Inc.	9,629	395,752
MYR Group, Inc. (a)	8,584	854,108
NOW, Inc. (a)	76,695	586,717
nVent Electric PLC	13,346	431,476
Primoris Services Corp.	25,677	628,830
Quanex Building Products Corp.	14,316	306,506
Quanta Services, Inc.	9,942	1,131,598
Raven Industries, Inc.	5,695	328,089
Regal Rexnord Corp.	7,029	1,056,740
Resideo Technologies, Inc. (a)	25,961	643,573
Resources Connection, Inc.	30,848	486,781
REV Group, Inc.	30,177	517,837
Rush Enterprises, Inc., Class A	19,719	890,510
Ryder System, Inc.	8,911	737,029
SkyWest, Inc. (a)	12,341	608,905
Sterling Construction Co., Inc. (a)	29,134	660,468
Terex Corp.	6,576	276,850
The Greenbrier Cos., Inc.	13,986	601,258
The Manitowoc Co., Inc. (a)	24,923	533,851
The Timken Co.	4,934	322,782
Triton International Ltd.	17,100	889,884
TrueBlue, Inc. (a)	34,501	934,287
Tutor Perini Corp. (a)	35,646	462,685
UFP Industries, Inc.	4,927	334,937
Upwork, Inc. (a)	9,560	430,487
Veritiv Corp. (a)	7,384	661,311
Welbilt, Inc. (a)	12,628	293,475
WESCO International, Inc. (a)	5,635	649,828
		39,797,528
Information Technology (12.2%):
Alliance Data Systems Corp.	4,937	498,094
Alpha & Omega Semiconductor Ltd. (a)	21,582	677,027
Amkor Technology, Inc.	30,646	764,618
Avaya Holdings Corp. (a)	23,972	474,406
Avid Technology, Inc. (a)	9,603	277,719
Avnet, Inc.	23,855	881,919
Benchmark Electronics, Inc.	33,865	904,534
Calix, Inc. (a)	12,935	639,377
Cambium Networks Corp. (a)	16,743	605,929
Cerence, Inc. (a)(b)	4,250	408,467
CommScope Holding Co., Inc. (a)	18,391	249,934
Comtech Telecommunications Corp.	11,433	292,799
Concentrix Corp. (a)	4,413	781,101
Conduent, Inc. (a)	63,530	418,663
Digi International, Inc. (a)	19,419	408,187
Digital Turbine, Inc. (a)	8,408	578,050
Diodes, Inc. (a)	4,623	418,798
DXC Technology Co. (a)	16,202	544,549
Ebix, Inc.	16,246	437,505
EchoStar Corp., Class A (a)	37,341	952,569
ExlService Holdings, Inc. (a)	3,763	463,300
Fabrinet (a)	5,592	573,236
Grid Dynamics Holdings, Inc. (a)	14,364	419,716
Ichor Holdings Ltd. (a)	5,385	221,270
Insight Enterprises, Inc. (a)	8,778	790,722
J2 Global, Inc. (a)	8,917	1,218,240

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Jabil, Inc.	14,164	$826,753
Kimball Electronics, Inc. (a)	19,811	510,529
Knowles Corp. (a)	23,230	435,330
Kulicke & Soffa Industries, Inc.	15,742	917,444
Marathon Digital Holdings, Inc. (a)(b)	16,973	536,007
Methode Electronics, Inc. (b)	18,896	794,577
MicroStrategy, Inc. (a)(b)	1,024	592,282
MicroVision, Inc. (a)(b)	31,693	350,208
NCR Corp. (a)	15,720	609,307
NETGEAR, Inc. (a)	10,815	345,107
NetScout Systems, Inc. (a)	35,321	951,901
Nuance Communications, Inc. (a)	18,729	1,030,844
Onto Innovation, Inc. (a)	11,568	835,788
Perficient, Inc. (a)	4,344	502,601
Photronics, Inc. (a)(b)	58,044	791,140
Rambus, Inc. (a)	45,541	1,011,010
Riot Blockchain, Inc. (a)(b)	16,099	413,744
Sanmina Corp. (a)(b)	21,579	831,655
ScanSource, Inc. (a)	24,511	852,738
SMART Global Holdings, Inc. (a)	13,659	607,825
Sprout Social, Inc., Class A (a)	3,342	407,557
Synaptics, Inc. (a)	4,660	837,542
SYNNEX Corp.	6,178	643,130
Teradata Corp. (a)	15,226	873,211
TTEC Holdings, Inc.	7,907	739,542
TTM Technologies, Inc. (a)	63,487	798,032
Ultra Clean Holdings, Inc. (a)	12,076	514,438
VirnetX Holding Corp. (a)(b)	122,621	480,674
Vishay Intertechnology, Inc.	17,680	355,191
Xerox Holdings Corp.	32,167	648,808
Xperi Holding Corp.	30,952	583,136
		35,528,780
Life Sciences Tools & Services (1.3%):
BioNano Genomics, Inc. (a)(b)	52,429	288,360
Bruker Corp.	13,625	1,064,112
Medpace Holdings, Inc. (a)	4,494	850,624
NeoGenomics, Inc. (a)	10,218	492,916
Pacific Biosciences of California, Inc. (a)	18,100	462,455
Syneos Health, Inc. (a)	7,783	680,857
		3,839,324
Materials (4.4%):
AdvanSix, Inc. (a)	18,763	745,829
Alcoa Corp. (a)	14,127	691,375
Boise Cascade Co.	12,380	668,273
Clearwater Paper Corp. (a)	18,487	708,607
Cleveland-Cliffs, Inc. (a)	23,869	472,845
Commercial Metals Co.	25,532	777,705
Domtar Corp. (a)	13,698	747,089
Element Solutions, Inc.	21,359	463,063
FutureFuel Corp.	30,146	214,941
Kraton Corp. (a)	5,574	254,397
Louisiana-Pacific Corp.	11,275	691,947
Mercer International, Inc.	55,295	640,869
Olin Corp.	14,178	684,089
Reliance Steel & Aluminum Co.	6,989	995,373
Schnitzer Steel Industries, Inc.	13,762	602,913
SunCoke Energy, Inc.	81,239	510,181
Trinseo SA	11,182	603,604
Tronox Holdings PLC, Class A	24,703	608,929
United States Steel Corp.	19,496	428,327
Warrior Met Coal, Inc.	19,978	464,888

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Worthington Industries, Inc.	13,691	$721,516
		12,696,760
Pharmaceuticals (3.7%):
Aclaris Therapeutics, Inc. (a)	26,576	478,368
Amneal Pharmaceuticals, Inc. (a)	94,141	502,713
Amphastar Pharmaceuticals, Inc. (a)	27,148	516,084
ANI Pharmaceuticals, Inc. (a)(b)	22,914	752,038
Arvinas, Inc. (a)	7,746	636,566
BioDelivery Sciences International, Inc. (a)	100,438	362,581
Cassava Sciences, Inc. (a)(b)	7,323	454,612
Collegium Pharmaceutical, Inc. (a)(b)	25,691	507,140
Corcept Therapeutics, Inc. (a)	27,983	550,705
Endo International PLC (a)	100,648	326,100
Innoviva, Inc. (a)	61,920	1,034,683
Pacira BioSciences, Inc. (a)	13,596	761,376
Perrigo Co. PLC	21,036	995,634
Phibro Animal Health Corp., Class A	15,960	343,778
Prestige Consumer Healthcare, Inc. (a)	19,677	1,104,076
SIGA Technologies, Inc. (a)	55,821	412,517
Supernus Pharmaceuticals, Inc. (a)	26,697	712,009
Tilray, Inc., Class 2 (a)(b)	19,366	218,642
Zomedica Corp. (a)(b)	291,883	152,801
		10,822,423
Real Estate (5.9%):
American Homes 4 Rent, Class A	12,826	488,927
Brixmor Property Group, Inc.	13,854	306,312
City Office REIT, Inc.	33,913	605,686
CoreCivic, Inc. (a)	78,509	698,730
Cousins Properties, Inc.	10,945	408,139
CubeSmart	23,766	1,151,463
Empire State Realty Trust, Inc.	35,076	351,812
eXp World Holdings, Inc.	14,205	564,933
First Industrial Realty Trust, Inc.	10,799	562,412
Independence Realty Trust, Inc.	20,460	416,361
Innovative Industrial Properties, Inc.	1,814	419,342
Jones Lang LaSalle, Inc. (a)	3,595	891,884
Kimco Realty Corp.	30,284	628,393
Kite Realty Group Trust	14,313	291,413
Life Storage, Inc.	10,034	1,151,301
National Storage Affiliates Trust	21,188	1,118,514
NETSTREIT Corp.	13,972	330,438
PotlatchDeltic Corp.	8,028	414,084
RE/MAX Holdings, Inc.	19,054	593,723
Realogy Holdings Corp. (a)	25,375	445,077
Redfin Corp. (a)	4,768	238,877
Retail Properties of America, Inc.	25,539	328,942
RPT Realty	22,017	280,937
SITE Centers Corp.	18,472	285,208
STAG Industrial, Inc.	14,080	552,640
Tanger Factory Outlet Centers, Inc.	31,392	511,690
The RMR Group, Inc., Class A	18,347	613,707
The St. Joe Co.	11,035	464,573
UMH Properties, Inc.	44,352	1,015,661
Urban Edge Properties	35,854	656,487
Urstadt Biddle Properties, Inc., Class A	15,972	302,350
		17,090,016
Utilities (2.0%):
ALLETE, Inc.	8,428	501,635
Avista Corp.	13,729	537,078
Hawaiian Electric Industries, Inc.	15,716	641,684

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
MDU Resources Group, Inc.	30,962	$918,642
National Fuel Gas Co.	26,978	1,416,885
Otter Tail Corp. (c)	10,935	612,032
Sunnova Energy International, Inc. (a)	21,835	719,245
Unitil Corp. (c)	9,836	420,784
		5,767,985
Total Common Stocks (Cost $250,919,054)		289,615,425

Rights (0.0%)(d)
Health Care (0.0%):
Achillion Pharmaceuticals (a)(e)(f)	17,954	4,130
Total Rights (Cost $–)		4,130

Collateral for Securities Loaned^ (4.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (g)	221,999	221,999
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	6,579,342	6,579,342
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	110,788	110,788
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	883,392	883,392
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	3,971,901	3,971,901
Total Collateral for Securities Loaned (Cost $11,767,422)		11,767,422
Total Investments (Cost $262,686,476) — 103.6%		301,386,977
Liabilities in excess of other assets — (3.6)%		(10,570,142)
NET ASSETS - 100.00%		$290,816,835

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(g)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	9	12/17/21	$1,010,511	$990,360	$(20,151)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(20,151)
	Total net unrealized appreciation (depreciation)				$(20,151)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.0%)
Australia (2.7%):
Energy (0.3%):
Washington H Soul Pattinson & Co. Ltd. (a)	42,771	$1,205,548

Health Care (0.4%):
Sonic Healthcare Ltd.	45,286	1,330,084

Industrials (0.5%):
Reece Ltd.	135,594	1,873,714

Materials (0.8%):
BlueScope Steel Ltd.	104,752	1,551,186
Fortescue Metals Group Ltd.	103,704	1,120,663
		2,671,849
Real Estate (0.7%):
Goodman Group	68,401	1,071,197
Stockland	405,082	1,310,898
		2,382,095
		9,463,290
Austria (1.2%):
Energy (0.5%):
OMV AG	27,642	1,671,623

Financials (0.5%):
Raiffeisen Bank International AG	67,057	1,762,592

Materials (0.2%):
voestalpine AG	18,568	689,481

		4,123,696
Belgium (0.7%):
Financials (0.7%):
Sofina SA	5,959	2,370,202

Bermuda (0.4%):
Real Estate (0.4%):
Hongkong Land Holdings Ltd.	272,000	1,305,600

Canada (9.9%):
Communication Services (0.6%):
Shaw Communications, Inc., Class B (b)	68,225	1,982,906

Consumer Discretionary (0.6%):
Canadian Tire Corp. Ltd., Class A	5,738	802,781
Magna International, Inc.	17,919	1,348,257
		2,151,038
Consumer Staples (2.7%):
Empire Co. Ltd., Class A	68,938	2,100,491
George Weston Ltd.	34,309	3,699,961
Loblaw Cos. Ltd.	52,442	3,598,104
		9,398,556
Energy (0.6%):
Cenovus Energy, Inc.	57,581	580,423
Imperial Oil Ltd.	48,443	1,530,705
		2,111,128
Financials (1.7%):
Bank of Montreal	24,574	2,452,841
Canadian Imperial Bank of Commerce (a)	11,810	1,314,449
Fairfax Financial Holdings Ltd.	2,385	962,604
Power Corp. of Canada	32,737	1,078,873
		5,808,767

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
WSP Global, Inc.	8,692	$1,040,556

Information Technology (0.9%):
Lightspeed Commerce, Inc. (c)	23,090	2,227,620
Nuvei Corp. (c)(d)	7,798	893,152
		3,120,772
Materials (1.0%):
First Quantum Minerals Ltd.	24,640	456,098
Lundin Mining Corp.	62,213	447,378
Teck Resources Ltd., Class B	55,999	1,393,731
West Fraser Timber Co. Ltd.	15,249	1,284,101
		3,581,308
Real Estate (1.1%):
FirstService Corp.	11,532	2,084,563
RioCan Real Estate Investment Trust (a)	114,982	1,964,092
		4,048,655
Utilities (0.4%):
AltaGas Ltd.	80,069	1,579,449
		34,823,135
China (0.6%):
Financials (0.6%):
Futu Holdings Ltd., ADR (c)	23,099	2,102,471

Denmark (3.1%):
Consumer Discretionary (0.3%):
Pandora A/S	9,588	1,165,605

Consumer Staples (0.4%):
Carlsberg A/S, Class B	7,640	1,249,697

Financials (0.2%):
Danske Bank A/S	46,790	790,882

Health Care (1.1%):
Demant A/S (c)	34,390	1,734,481
GN Store Nord A/S	11,039	765,802
Novo Nordisk A/S, Class B	12,380	1,199,004
		3,699,287
Industrials (1.1%):
AP Moller - Maersk A/S, Class B	633	1,715,170
DSV A/S	9,473	2,274,459
		3,989,629
		10,895,100
Finland (1.4%):
Consumer Staples (0.6%):
Kesko Oyj, Class B	57,228	1,979,120

Industrials (0.2%):
Wartsila OYJ Abp, Class B (a)	55,774	669,340

Utilities (0.6%):
Fortum Oyj	70,620	2,151,706
		4,800,166
France (8.9%):
Communication Services (0.5%):
Publicis Groupe SA	24,311	1,641,489

Consumer Discretionary (1.3%):
Hermes International	969	1,343,696
LVMH Moet Hennessy Louis Vuitton SE	3,132	2,250,858
Renault SA (c)	31,505	1,128,061
		4,722,615

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.6%):
Carrefour SA	112,145	$2,020,391

Financials (2.1%):
AXA SA	32,808	915,780
BNP Paribas SA (a)	22,537	1,448,052
CNP Assurances	71,210	1,132,708
Credit Agricole SA	99,826	1,382,073
Eurazeo SE	10,753	1,012,553
Societe Generale SA	42,035	1,324,844
		7,216,010
Health Care (0.4%):
Ipsen SA	7,702	736,950
Sartorius Stedim Biotech	1,519	851,527
		1,588,477
Industrials (1.6%):
Bollore SA	393,038	2,279,835
Bouygues SA	43,482	1,809,125
Cie de Saint-Gobain	23,210	1,566,611
		5,655,571
Information Technology (0.9%):
Atos SE	27,737	1,483,528
Capgemini SE	8,623	1,800,352
		3,283,880
Utilities (1.5%):
Electricite de France SA	111,742	1,410,292
Suez SA	80,821	1,843,845
Veolia Environnement SA	62,130	1,905,267
		5,159,404
		31,287,837
Germany (6.6%):
Consumer Discretionary (1.8%):
Bayerische Motoren Werke AG	19,443	1,864,870
Daimler AG	16,797	1,493,499
Porsche Automobil Holding SE, Preference Shares	14,797	1,473,784
Volkswagen AG, Preference Shares	6,205	1,392,520
Zalando SE (c)(d)	577	53,042
		6,277,715
Financials (0.7%):
Commerzbank AG (c)	172,090	1,147,799
Deutsche Bank AG, Registered Shares (c)	101,070	1,292,937
		2,440,736
Health Care (1.7%):
Bayer AG, Registered Shares	27,747	1,511,558
Carl Zeiss Meditec AG	4,219	811,920
Fresenius SE & Co. KGaA	31,158	1,499,852
Merck KGaA	5,227	1,136,752
Sartorius AG, Preference Shares	1,827	1,164,147
		6,124,229
Industrials (1.5%):
Brenntag SE	21,967	2,051,459
Deutsche Post AG, Registered Shares	34,565	2,182,420
Siemens AG, Registered Shares	6,347	1,043,943
		5,277,822
Materials (0.7%):
Covestro AG (d)	12,987	893,143
HeidelbergCement AG	18,300	1,373,905
		2,267,048

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Siemens Energy AG (c)	29,374	$790,819
		23,178,369
Hong Kong (5.8%):
Consumer Discretionary (1.0%):
Chow Tai Fook Jewellery Group Ltd.	461,000	882,365
Techtronic Industries Co. Ltd.	48,748	971,247
Xinyi Glass Holdings Ltd.	526,593	1,576,129
		3,429,741
Consumer Staples (0.4%):
WH Group Ltd. (d)	2,246,615	1,601,705

Industrials (1.3%):
CK Hutchison Holdings Ltd.	309,305	2,064,112
Jardine Matheson Holdings Ltd.	37,500	1,989,000
SITC International Holdings Co. Ltd.	185,000	664,224
		4,717,336
Real Estate (2.3%):
CK Asset Holdings Ltd.	363,256	2,104,507
Sino Land Co. Ltd.	1,561,629	2,102,326
Sun Hung Kai Properties Ltd.	174,560	2,184,060
Swire Pacific Ltd., Class A	132,500	788,057
Wharf Real Estate Investment Co. Ltd.	161,872	837,988
		8,016,938
Utilities (0.8%):
CK Infrastructure Holdings Ltd.	211,500	1,181,845
Power Assets Holdings Ltd. (b)	272,500	1,603,219
		2,785,064
		20,550,784
Isle of Man (0.2%):
Consumer Discretionary (0.2%):
Entain PLC (c)	21,259	610,553

Israel (1.3%):
Financials (0.4%):
Bank Leumi Le-Israel BM	158,989	1,354,744

Health Care (0.3%):
Teva Pharmaceutical Industries Ltd., ADR (c)	119,698	1,165,859

Materials (0.3%):
ICL Group Ltd.	121,442	892,139

Real Estate (0.3%):
Azrieli Group Ltd.	12,384	1,118,193
		4,530,935
Italy (1.5%):
Communication Services (0.3%):
Telecom Italia SpA	3,207,452	1,261,643

Energy (0.3%):
Eni SpA	69,275	926,985

Financials (0.7%):
Intesa Sanpaolo SpA	297,282	845,317
UniCredit SpA	113,408	1,511,493
		2,356,810
Utilities (0.2%):
Enel SpA	106,898	823,989
		5,369,427

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Japan (26.4%):
Communication Services (1.1%):
KDDI Corp.	21,200	$701,315
Koei Tecmo Holdings Co. Ltd.	12,610	601,256
Konami Holdings Corp.	14,000	882,097
Nippon Telegraph & Telephone Corp.	59,000	1,631,324
SoftBank Group Corp.	4,200	243,926
		4,059,918
Consumer Discretionary (3.4%):
Aisin Corp.	20,100	733,202
Bridgestone Corp.	14,200	675,288
Denso Corp.	14,400	947,954
Honda Motor Co. Ltd.	33,000	1,021,869
Iida Group Holdings Co. Ltd.	41,900	1,081,908
Isuzu Motors Ltd.	28,300	373,613
Mazda Motor Corp. (c)	92,300	807,392
Nissan Motor Co. Ltd. (c)	176,000	886,665
Panasonic Corp.	38,200	475,895
Sekisui House Ltd.	32,200	678,631
Sumitomo Electric Industries Ltd.	72,200	968,059
Toyota Industries Corp.	12,400	1,022,451
Toyota Motor Corp.	79,500	1,425,051
Yamaha Motor Co. Ltd.	30,200	844,490
		11,942,468
Consumer Staples (1.4%):
Ajinomoto Co., Inc.	23,400	693,349
Asahi Group Holdings Ltd.	24,900	1,209,795
Japan Tobacco, Inc.	44,100	865,597
NH Foods Ltd.	24,500	928,837
Seven & i Holdings Co. Ltd.	30,200	1,376,357
		5,073,935
Energy (0.9%):
ENEOS Holdings, Inc.	246,600	1,007,618
Idemitsu Kosan Co. Ltd.	42,644	1,125,962
Inpex Corp.	113,300	889,543
		3,023,123
Financials (4.0%):
Concordia Financial Group Ltd.	231,200	915,890
Japan Post Bank Co. Ltd.	72,900	627,237
Japan Post Holdings Co. Ltd.	146,100	1,236,890
Japan Post Insurance Co. Ltd.	52,300	954,829
Mitsubishi HC Capital, Inc.	179,200	944,384
Mitsubishi UFJ Financial Group, Inc.	203,900	1,202,293
Mizuho Financial Group, Inc.	87,300	1,239,766
Nomura Holdings, Inc.	92,200	457,467
ORIX Corp.	51,200	968,245
Resona Holdings, Inc.	255,800	1,028,932
Sumitomo Mitsui Financial Group, Inc.	33,000	1,166,498
Sumitomo Mitsui Trust Holdings, Inc.	32,400	1,120,025
The Chiba Bank Ltd.	143,400	936,936
The Shizuoka Bank Ltd.	134,900	1,113,537
		13,912,929
Health Care (0.5%):
Medipal Holdings Corp.	64,200	1,213,514
Sumitomo Dainippon Pharma Co. Ltd.	37,500	671,521
		1,885,035
Industrials (6.1%):
AGC, Inc.	21,500	1,113,780
Dai Nippon Printing Co. Ltd.	45,800	1,112,007

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Fuji Electric Co. Ltd.	19,600	$897,656
ITOCHU Corp.	44,000	1,292,297
Kajima Corp.	80,200	1,036,508
Kubota Corp.	23,100	494,608
Kurita Water Industries Ltd.	21,500	1,040,556
Lixil Corp.	28,100	819,767
Marubeni Corp.	119,900	1,002,829
Mitsubishi Corp.	47,900	1,518,032
Mitsubishi Heavy Industries Ltd.	18,600	504,113
Mitsui & Co. Ltd.	54,900	1,212,401
NGK Insulators Ltd.	25,800	440,039
Nippon Express Co. Ltd.	15,000	1,037,867
Nippon Yusen KK	17,400	1,317,768
Obayashi Corp.	122,800	1,022,462
Shimizu Corp. (a)	139,800	1,056,253
Sumitomo Corp.	86,700	1,228,914
Taisei Corp.	31,100	1,003,451
TOPPAN, Inc.	58,000	989,236
Toshiba Corp.	10,200	431,037
Toyota Tsusho Corp.	17,700	754,322
		21,325,903
Information Technology (4.2%):
Brother Industries Ltd.	45,800	1,012,670
Canon, Inc.	50,200	1,233,010
FUJIFILM Holdings Corp.	17,300	1,494,553
Fujitsu Ltd.	7,000	1,274,210
Hirose Electric Co. Ltd.	3,600	601,102
Hitachi Ltd.	17,200	1,023,599
Ibiden Co. Ltd.	17,400	966,883
Kyocera Corp.	19,600	1,229,666
NEC Corp.	22,000	1,196,863
NTT Data Corp.	32,600	632,570
Renesas Electronics Corp. (c)	28,300	354,083
Ricoh Co. Ltd.	80,200	825,181
Rohm Co. Ltd.	8,400	801,040
Seiko Epson Corp.	46,200	935,387
SUMCO Corp. (b)	14,200	286,482
TDK Corp.	10,200	369,787
Tokyo Electron Ltd.	1,000	445,171
		14,682,257
Materials (2.4%):
JFE Holdings, Inc.	57,500	874,546
Mitsubishi Chemical Holdings Corp.	139,700	1,281,497
Mitsubishi Gas Chemical Co., Inc.	45,300	899,301
Mitsui Chemicals, Inc.	29,400	992,077
Nippon Steel Corp.	45,700	833,106
Oji Holdings Corp.	159,700	808,698
Sumitomo Chemical Co. Ltd.	181,400	951,100
Sumitomo Metal Mining Co. Ltd.	20,000	728,658
Tosoh Corp.	54,700	997,175
		8,366,158
Real Estate (1.1%):
Daito Trust Construction Co. Ltd. (a)	9,600	1,121,972
Daiwa House Industry Co. Ltd.	15,300	512,720
Hulic Co. Ltd.	103,900	1,162,153
Japan Metropolitan Fund Invest	774	744,344
Nomura Real Estate Holdings, Inc.	17,200	449,828
		3,991,017
Utilities (1.3%):
Chubu Electric Power Co., Inc.	109,700	1,299,293

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Osaka Gas Co. Ltd.	37,200	$683,153
The Kansai Electric Power Co., Inc.	116,300	1,131,469
Tohoku Electric Power Co., Inc. (a)	86,700	638,740
Tokyo Electric Power Co. Holdings, Inc. (c)	315,500	904,862
		4,657,517
		92,920,260
Luxembourg (0.7%):
Energy (0.2%):
Tenaris SA	58,993	621,620

Health Care (0.2%):
Eurofins Scientific SE	6,456	829,325

Materials (0.3%):
ArcelorMittal SA	36,300	1,113,169
		2,564,114
Netherlands (3.7%):
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	89,112	2,967,646

Financials (1.4%):
Aegon NV	268,211	1,388,536
ING Groep NV	101,558	1,479,262
NN Group NV	36,938	1,937,977
		4,805,775
Industrials (0.4%):
Wolters Kluwer NV	12,700	1,347,935

Information Technology (1.1%):
ASM International NV	4,527	1,774,389
ASML Holding NV	2,874	2,151,378
		3,925,767
		13,047,123
Norway (0.8%):
Communication Services (0.2%):
Schibsted ASA, Class B	19,478	829,615

Materials (0.6%):
Norsk Hydro ASA	266,829	2,002,765
		2,832,380
Singapore (1.7%):
Consumer Staples (0.6%):
Wilmar International Ltd.	718,700	2,228,732

Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd.	166,400	1,409,546

Real Estate (0.7%):
CapitaLand Integrated Commercial Trust	130,111	194,553
Capitaland Investment Ltd. (c)	839,600	2,102,711
		2,297,264
		5,935,542
Spain (2.6%):
Communication Services (0.5%):
Telefonica SA	375,901	1,763,078

Energy (0.5%):
Repsol SA	127,513	1,669,632

Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	223,538	1,481,099
Banco Santander SA	357,238	1,298,577

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
CaixaBank SA	229,268	$713,166
		3,492,842
Utilities (0.6%):
Iberdrola SA	103,087	1,037,501
Naturgy Energy Group SA	43,185	1,088,571
		2,126,072
		9,051,624
Sweden (3.9%):
Consumer Discretionary (0.5%):
Evolution AB (d)	7,548	1,151,455
Husqvarna AB, Class B	63,454	761,937
		1,913,392
Financials (1.9%):
EQT AB	56,599	2,367,848
Industrivarden AB, Class A	34,190	1,098,951
Investor AB, Class B (c)	55,934	1,209,270
Kinnevik AB, Class B (c)	22,285	787,491
L E Lundbergforetagen AB, Class B	18,873	1,041,099
		6,504,659
Industrials (1.0%):
Alfa Laval AB	23,453	880,907
Investment AB Latour, Class B	30,785	958,540
Nibe Industrier AB, Class B	73,454	929,032
Volvo AB, Class B	36,686	826,347
		3,594,826
Information Technology (0.3%):
Hexagon AB, Class B	58,273	905,546

Real Estate (0.2%):
Fastighets AB Balder, B Shares (c)	10,976	662,182
		13,580,605
Switzerland (3.4%):
Consumer Discretionary (1.0%):
Cie Financiere Richemont SA, Registered Shares	18,175	1,898,064
The Swatch Group AG	33,339	1,722,613
		3,620,677
Health Care (0.9%):
Alcon, Inc.	16,841	1,372,771
Sonova Holding AG	2,326	885,668
Straumann Holding AG, Class R	454	819,327
		3,077,766
Industrials (0.8%):
Kuehne + Nagel International AG, Registered Shares	8,075	2,764,812

Information Technology (0.2%):
Logitech International SA, Class R	8,826	787,750

Materials (0.5%):
Glencore PLC	347,012	1,646,277
		11,897,282
United Kingdom (11.2%):
Communication Services (1.8%):
BT Group PLC (c)	708,089	1,525,688
Pearson PLC	167,457	1,607,172
Vodafone Group PLC	1,078,197	1,647,134
WPP PLC	121,599	1,640,394
		6,420,388
Consumer Discretionary (1.0%):
Barratt Developments PLC	64,193	571,604

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Kingfisher PLC	345,956	$1,569,665
Stellantis NV	80,061	1,533,022
		3,674,291
Consumer Staples (3.6%):
Associated British Foods PLC	31,939	801,005
British American Tobacco PLC	52,570	1,845,780
Coca-Cola Europacific Partners PLC	14,573	805,741
Imperial Brands PLC	87,321	1,834,960
J Sainsbury PLC	588,358	2,264,105
Tesco PLC	413,824	1,413,357
Wm Morrison Supermarkets PLC	890,872	3,537,542
		12,502,490
Financials (2.0%):
3i Group PLC	52,251	902,847
Aviva PLC	303,784	1,621,629
Barclays PLC	576,188	1,473,003
Lloyds Banking Group PLC	1,221,803	767,200
NatWest Group PLC	505,418	1,532,643
Standard Chartered PLC	121,753	715,759
		7,013,081
Industrials (0.7%):
Ashtead Group PLC	11,188	851,715
CNH Industrial NV	91,512	1,559,050
		2,410,765
Materials (1.7%):
Anglo American PLC	33,965	1,201,014
Antofagasta PLC	36,647	673,002
BHP Group PLC	31,307	797,059
Evraz PLC (b)	176,808	1,417,039
Rio Tinto PLC	26,545	1,758,631
		5,846,745
Real Estate (0.4%):
Segro PLC	85,544	1,378,347
		39,246,107
United States (0.3%):
Health Care (0.3%):
Bausch Health Cos., Inc. (c)	42,774	1,192,547

Total Common Stocks (Cost $317,090,661)		347,679,149

Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	165,678	165,678
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	4,910,183	4,910,183
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	82,682	82,682
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	659,278	659,278
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	2,964,242	2,964,242
Total Collateral for Securities Loaned (Cost $8,782,063)		8,782,063

Total Investments (Cost $325,872,724) — 101.5%		356,461,212
Liabilities in excess of other assets — (1.5)%		(5,106,195)
NET ASSETS - 100.00%		$351,355,017

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2021
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $4,592,497 and amounted to 1.3% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	17	12/17/21	$1,977,359	$1,926,950	$(50,409)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(50,409)
	Total net unrealized appreciation (depreciation)				$(50,409)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Brazil (2.3%):
Consumer Staples (0.5%):
JBS SA	178,852	$1,216,767

Financials (0.4%):
Banco Inter SA	95,400	816,754

Materials (1.1%):
Bradespar SA, Preference Shares	97,474	935,044
Braskem SA, Preference Shares (a)	31,800	346,311
Cia Siderurgica Nacional SA	100,700	530,953
Vale SA	63,185	884,073
		2,696,381
Utilities (0.3%):
Centrais Eletricas Brasileiras SA	104,548	738,891
		5,468,793
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA	572,268	1,104,797

China (21.9%):
Communication Services (0.9%):
Bilibili, Inc., ADR (a)	3,519	232,852
China Communications Services Corp. Ltd., Class H	1,503,773	834,501
Hello Group, Inc., ADR (b)	60,913	644,460
HUYA, Inc., ADR (a)(b)	34,113	284,502
JOYY, Inc., ADR	4,494	246,406
		2,242,721
Consumer Discretionary (2.1%):
Brilliance China Automotive Holdings Ltd. (a)(c)(d)	937,510	703,315
BYD Co. Ltd., Class H	11,489	358,632
Dongfeng Motor Group Co. Ltd., Class H	1,035,069	924,092
Great Wall Motor Co. Ltd., Class H	242,621	894,481
Guangzhou Automobile Group Co. Ltd.	1,012,228	894,598
HengTen Networks Group Ltd. (a)	259,948	77,136
Li Ning Co. Ltd.	37,500	434,268
NIO, Inc., ADR (a)	13,218	470,957
Pinduoduo, Inc., ADR (a)	3,787	343,367
		5,100,846
Consumer Staples (0.2%):
Uni-President China Holdings Ltd.	616,067	586,418

Energy (1.4%):
China Shenhua Energy Co. Ltd., Class H	396,485	927,975
PetroChina Co. Ltd., Class H	1,718,000	814,349
Yanzhou Coal Mining Co. Ltd., Class H	808,574	1,531,010
		3,273,334
Financials (7.9%):
360 DigiTech, Inc., ADR (a)	62,974	1,279,632
Agricultural Bank of China Ltd., Class H (e)	5,174,716	1,781,485
Bank of China Ltd., Class H (e)	5,979,421	2,119,967
Bank of Communications Co. Ltd., Class H	3,205,181	1,902,197
China Cinda Asset Management Co. Ltd., Class H	7,016,733	1,189,789
China CITIC Bank Corp. Ltd., Class H	3,775,138	1,707,011
China Construction Bank Corp., Class H (e)	2,467,416	1,768,632
China Everbright Bank Co. Ltd., Class H	3,834,267	1,354,490
China Galaxy Securities Co. Ltd., Class H	1,833,479	1,066,928
China Huarong Asset Management Co. Ltd., Class H (c) (d) (f)	9,215,577	603,745
China Minsheng Banking Corp. Ltd., Class H (b)	3,946,874	1,586,933
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,728,585	1,360,264

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd., Class H	1,538,962	$856,006
Up Fintech Holding Ltd., ADR (a)(b)	38,917	412,131
		18,989,210
Health Care (2.9%):
Cansino Biologics, Inc., Class H (a)(f)	22,273	786,815
China Medical System Holdings Ltd.	367,866	671,025
China Resources Pharmaceutical Group Ltd. (f)	1,969,344	968,905
Genscript Biotech Corp. (a)	72,000	277,469
I-Mab, ADR (a)	7,830	567,597
Jinxin Fertility Group Ltd. (a)(f)	182,387	271,777
Pharmaron Beijing Co. Ltd., Class H (f)	22,054	527,790
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	66,500	342,125
Shanghai Pharmaceuticals Holding Co. Ltd.	725,822	1,409,753
Sinopharm Group Co. Ltd., Class H	431,690	1,125,716
		6,948,972
Industrials (2.3%):
China Railway Group Ltd., Class H	2,842,431	1,416,715
China State Construction International Holdings Ltd.	1,336,000	1,170,447
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	462,407	709,234
Country Garden Services Holdings Co. Ltd.	68,696	542,710
Fosun International Ltd.	1,000,529	1,217,140
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	429,103	384,198
		5,440,444
Information Technology (0.1%):
Daqo New Energy Corp., ADR (a)	3,867	220,419

Materials (1.3%):
Aluminum Corp. of China Ltd., Class H (a)	700,000	529,632
China Hongqiao Group Ltd.	649,211	835,631
China National Building Material Co. Ltd., Class H	671,535	909,222
Jiangxi Copper Co. Ltd., Class H	515,929	931,829
		3,206,314
Real Estate (0.5%):
China Vanke Co. Ltd., Class H	190,245	520,539
Longfor Group Holdings Ltd. (f)	104,651	482,613
Seazen Group Ltd.	379,030	303,335
		1,306,487
Utilities (2.3%):
China Longyuan Power Group Corp. Ltd., Class H	541,183	1,337,550
China Power International Development Ltd.	6,019,269	3,193,410
Huaneng Power International, Inc., Class H	1,893,183	1,018,985
		5,549,945
		52,865,110
Cyprus (0.8%):
Financials (0.8%):
TCS Group Holding PLC, GDR	21,205	1,940,716

Greece (1.0%):
Communication Services (0.3%):
Hellenic Telecommunications Organization SA	40,783	766,646

Consumer Discretionary (0.3%):
FF Group (a)(c)(d)	14,913	4,148
OPAP SA	41,155	638,180
		642,328
Financials (0.4%):
Alpha Services and Holdings SA (a)	236,852	300,577
Eurobank Ergasias Services and Holdings SA (a)	720,599	676,462
		977,039
		2,386,013

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Hong Kong (8.5%):
Energy (0.2%):
Kunlun Energy Co. Ltd.	554,000	$577,865

Financials (0.8%):
China Everbright Ltd.	535,053	632,333
Far East Horizon Ltd.	1,397,586	1,418,295
		2,050,628
Health Care (0.4%):
China Traditional Chinese Medicine Holdings Co. Ltd.	2,024,525	1,027,262

Industrials (2.1%):
China Everbright Environment Group Ltd.	1,810,652	1,367,644
China Merchants Port Holdings Co. Ltd.	954,514	1,638,135
CITIC Ltd.	1,547,682	1,650,140
Sinotruk Hong Kong Ltd.	352,275	524,929
		5,180,848
Information Technology (0.9%):
Kingboard Holdings Ltd.	213,814	968,180
Kingboard Laminates Holdings Ltd.	433,077	716,543
Lenovo Group Ltd.	457,516	491,918
		2,176,641
Materials (0.4%):
Nine Dragons Paper Holdings Ltd.	687,940	847,481

Real Estate (1.7%):
China Overseas Property Holdings Ltd.	545,000	452,262
China Resources Land Ltd.	150,062	633,238
Hopson Development Holdings Ltd.	133,542	475,181
The Wharf Holdings Ltd.	339,783	1,128,296
Yuexiu Property Co. Ltd.	1,479,086	1,390,802
		4,079,779
Utilities (2.0%):
Beijing Enterprises Holdings Ltd.	524,847	2,100,156
China Resources Power Holdings Co. Ltd.	912,209	2,630,702
		4,730,858
		20,671,362
Hungary (1.0%):
Energy (0.3%):
MOL Hungarian Oil & Gas PLC	97,778	815,162

Health Care (0.7%):
Richter Gedeon Nyrt	58,106	1,590,681
		2,405,843
India (6.6%):
Consumer Discretionary (0.3%):
Tata Motors Ltd. (a)	164,263	737,693

Consumer Staples (0.3%):
Tata Consumer Products Ltd.	68,310	748,739

Energy (0.6%):
Oil & Natural Gas Corp. Ltd.	690,658	1,344,516

Financials (0.7%):
REC Ltd.	549,205	1,167,923
State Bank of India	85,565	522,191
		1,690,114
Health Care (0.5%):
Apollo Hospitals Enterprise Ltd.	9,120	550,634
Divi's Laboratories Ltd.	9,643	623,406
		1,174,040

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Adani Enterprises Ltd.	40,529	$801,598

Information Technology (0.3%):
Wipro Ltd.	80,050	683,840

Materials (1.9%):
Grasim Industries Ltd.	31,662	712,110
Hindalco Industries Ltd.	166,281	1,093,083
JSW Steel Ltd.	100,663	906,309
Tata Steel Ltd.	60,592	1,052,131
Vedanta Ltd.	213,919	828,989
		4,592,622
Real Estate (0.2%):
DLF Ltd.	100,992	567,631

Utilities (1.5%):
Adani Green Energy Ltd. (a)	37,881	585,152
Adani Total Gas Ltd.	67,406	1,292,362
Adani Transmission Ltd. (a)	45,011	945,063
NTPC Ltd.	449,021	858,087
		3,680,664
		16,021,457
Indonesia (1.4%):
Communication Services (0.2%):
PT Tower Bersama Infrastructure Tbk	2,034,700	420,801

Consumer Staples (1.1%):
PT Gudang Garam Tbk	538,480	1,224,630
PT Indofood Sukses Makmur Tbk	3,025,381	1,342,265
		2,566,895
Materials (0.1%):
PT Indah Kiat Pulp & Paper Corp. Tbk	496,830	297,664
		3,285,360
Isle of Man (0.2%):
Real Estate (0.2%):
NEPI Rockcastle PLC	84,740	588,815

Korea, Republic Of (19.5%):
Communication Services (2.6%):
Kakao Corp.	10,729	1,069,275
LG Uplus Corp.	110,997	1,406,212
NAVER Corp.	4,056	1,329,162
Pearl Abyss Corp. (a)	8,047	546,435
SK Telecom Co. Ltd.	6,643	1,817,848
		6,168,932
Consumer Discretionary (2.7%):
Hankook Tire & Technology Co. Ltd.	25,899	946,057
Hyundai Mobis Co. Ltd.	4,131	882,722
Hyundai Motor Co.	5,111	863,345
Kia Corp.	13,920	954,649
LG Electronics, Inc.	7,931	854,056
Lotte Shopping Co. Ltd.	11,446	990,891
Shinsegae, Inc.	4,502	1,001,923
		6,493,643
Consumer Staples (2.3%):
Amorepacific Corp.	1,931	291,118
AMOREPACIFIC Group	7,879	326,406
BGF Retail Co. Ltd.	3,776	543,757
CJ CheilJedang Corp.	3,286	1,136,501
E-MART, Inc.	8,532	1,185,400

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
KT&G Corp.	30,342	$2,080,887
		5,564,069
Energy (0.7%):
GS Holdings Corp.	24,730	934,686
S-Oil Corp.	8,517	791,275
		1,725,961
Financials (5.3%):
DB Insurance Co. Ltd.	26,053	1,399,469
Hana Financial Group, Inc.	29,834	1,169,170
Industrial Bank of Korea	157,401	1,395,870
KB Financial Group, Inc.	28,037	1,309,498
Korea Investment Holdings Co. Ltd.	10,965	799,223
Meritz Securities Co. Ltd.	330,511	1,381,782
Mirae Asset Securities Co. Ltd.	64,066	468,591
NH Investment & Securities Co. Ltd.	58,475	637,101
Samsung Securities Co. Ltd.	33,299	1,347,147
Shinhan Financial Group Co. Ltd.	40,787	1,391,719
Woori Financial Group, Inc.	156,218	1,537,111
		12,836,681
Health Care (0.1%):
Seegene, Inc.	4,645	238,135

Industrials (2.5%):
Doosan Bobcat, Inc. (a)	14,130	477,961
GS Engineering & Construction Corp.	30,185	1,089,872
HMM Co. Ltd. (a)	19,631	558,754
Hyundai Engineering & Construction Co. Ltd.	22,658	983,633
Hyundai Heavy Industries Holdings Co. Ltd.	10,053	549,349
LG Corp.	14,913	1,171,376
Pan Ocean Co. Ltd.	174,765	1,114,422
		5,945,367
Information Technology (1.3%):
LG Display Co. Ltd. (a)	56,979	911,953
LG Innotek Co. Ltd.	3,040	535,338
Samsung Electronics Co. Ltd.	11,320	708,456
SK Hynix, Inc.	12,046	1,047,920
		3,203,667
Materials (1.5%):
Hyundai Steel Co.	20,117	804,510
Kumho Petrochemical Co. Ltd.	4,619	737,323
Lotte Chemical Corp.	4,980	1,015,769
POSCO	4,270	1,190,118
		3,747,720
Utilities (0.5%):
Korea Electric Power Corp.	65,102	1,294,892

		47,219,067
Malaysia (1.0%):
Consumer Discretionary (0.6%):
Genting Bhd	1,126,600	1,356,280

Health Care (0.4%):
Kossan Rubber Industries	949,900	524,130
Supermax Corp. Bhd	596,400	340,474
Top Glove Corp. Bhd	350,400	241,049
		1,105,653
		2,461,933
Mexico (2.8%):
Communication Services (0.3%):
Grupo Televisa SAB	347,580	770,125

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (2.5%):
Arca Continental SAB de CV (b)	356,343	$2,183,380
Coca-Cola Femsa SAB de CV	159,323	902,064
Fomento Economico Mexicano Sab de CV	206,911	1,805,090
Grupo Bimbo SAB de CV, Class A	365,643	1,032,973
		5,923,507
		6,693,632
Poland (3.3%):
Communication Services (1.1%):
Cyfrowy Polsat SA	178,092	1,595,597
Orange Polska SA (a)	567,197	1,146,891
		2,742,488
Consumer Discretionary (0.2%):
LPP SA	154	573,925

Energy (0.7%):
Polski Koncern Naftowy ORLEN SA	29,687	613,139
Polskie Gornictwo Naftowe i Gazownictwo SA	660,560	1,075,193
		1,688,332
Financials (0.8%):
Bank Polska Kasa Opieki SA	47,740	1,238,806
Powszechna Kasa Oszczednosci Bank Polski SA (a)	70,831	753,390
		1,992,196
Materials (0.2%):
KGHM Polska Miedz SA	9,207	365,498

Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a)	287,936	647,471
		8,009,910
Russian Federation (2.6%):
Energy (1.1%):
Gazprom PJSC	388,932	1,931,915
Surgutneftegas PJSC	1,173,886	593,354
		2,525,269
Financials (0.3%):
Sberbank of Russia PJSC	146,848	687,584

Materials (0.6%):
Severstal PAO	73,279	1,530,115

Utilities (0.6%):
Inter RAO UES PJSC	22,866,972	1,459,955
		6,202,923
South Africa (2.7%):
Communication Services (0.4%):
MTN Group (a)	109,735	1,031,050

Consumer Staples (0.2%):
Shoprite Holdings Ltd.	51,111	607,251

Energy (0.4%):
Exxaro Resources Ltd. (b)	95,404	1,021,130

Health Care (0.6%):
Aspen Pharmacare Holdings Ltd.	75,691	1,363,042

Materials (1.1%):
African Rainbow Minerals Ltd.	57,392	723,303
Impala Platinum Holdings Ltd.	38,776	442,451
Northam Platinum Holdings Ltd. (a)	22,841	272,240
Sasol Ltd. (a)	36,605	694,461

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Sibanye Stillwater Ltd.	156,696	$484,513
		2,616,968
		6,639,441
Taiwan (19.3%):
Consumer Discretionary (0.8%):
momo.com, Inc.	9,000	523,321
Pou Chen Corp.	1,276,000	1,545,737
		2,069,058
Consumer Staples (0.5%):
Uni-President Enterprises Corp.	468,000	1,147,302

Financials (4.9%):
Cathay Financial Holding Co. Ltd.	518,000	1,076,513
Chailease Holding Co. Ltd.	78,000	688,717
China Development Financial Holding Corp.	4,508,000	2,297,647
Fubon Financial Holding Co. Ltd.	859,100	2,365,104
Shin Kong Financial Holding Co. Ltd.	2,889,000	965,402
SinoPac Financial Holdings Co. Ltd.	2,316,000	1,155,485
Taishin Financial Holding Co. Ltd.	1,858,721	1,207,547
Yuanta Financial Holding Co. Ltd.	2,337,656	2,072,472
		11,828,887
Industrials (1.8%):
Evergreen Marine Corp. Ltd.	311,000	1,406,507
Wan Hai Lines Ltd.	262,900	1,920,287
Yang Ming Marine Transport Corp. (a)	215,000	922,184
		4,248,978
Information Technology (9.6%):
Acer, Inc.	1,509,000	1,340,527
ASE Technology Holding Co. Ltd.	310,000	1,212,828
Asustek Computer, Inc.	137,000	1,600,599
AU Optronics Corp.	1,374,000	870,447
Catcher Technology Co. Ltd.	103,000	619,246
Compal Electronics, Inc. (e)	2,795,000	2,367,581
Foxconn Technology Co. Ltd.	642,000	1,619,949
Hon Hai Precision Industry Co. Ltd.	417,000	1,571,580
Innolux Corp.	1,382,000	843,273
Lite-On Technology Corp.	888,000	1,992,068
MediaTek, Inc.	18,000	584,699
Nan Ya Printed Circuit Board Corp.	61,000	952,424
Novatek Microelectronics Corp.	32,000	470,918
Quanta Computer, Inc. (e)	313,000	870,677
Synnex Technology International Corp.	985,000	1,845,516
Unimicron Technology Corp.	81,000	383,769
United Microelectronics Corp.	583,142	1,339,570
Winbond Electronics Corp.	412,000	391,881
WPG Holdings Ltd. (e)	1,337,000	2,327,471
		23,205,023
Materials (0.8%):
China Steel Corp.	1,438,000	1,873,599

Real Estate (0.9%):
Ruentex Development Co. Ltd.	1,057,000	2,177,700
		46,550,547
Thailand (1.7%):
Consumer Staples (1.2%):
Charoen Pokphand Foods PCL	1,806,600	1,374,906
Thai Union Group PCL	2,411,700	1,546,739
		2,921,645

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Sri Trang Gloves Thailand PCL	690,100	$637,376

Information Technology (0.2%):
Delta Electronics Thailand PCL	32,750	454,928
		4,013,949
Turkey (1.7%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S	379,534	654,896

Financials (1.0%):
Akbank TAS	817,258	490,304
Turkiye Garanti Bankasi A/S	943,837	981,631
Turkiye Is Bankasi A/S	1,681,323	982,195
		2,454,130
Materials (0.4%):
Eregli Demir ve Celik Fabrikalari TAS	498,977	935,134
		4,044,160
United Arab Emirates (0.5%):
Real Estate (0.5%):
Aldar Properties PJSC	1,176,568	1,306,888
Total Common Stocks (Cost $216,187,377)		239,880,716

Rights (0.0%)(g)
Korea, Republic Of (0.0%):(g)
Industrials (0.0%):
Hyundai Engineering & Construction Co. Ltd., Expires 10/25/21 (a)	326	22,082

Taiwan (0.0%) (g):
Financials (0.0%):
Fubon Financial Holding Co. Ltd., Expires 10/19/21 @ $60.0 (a)(d)	29,756	19,011
Fubon Financial Holding Co. Ltd., Expires 10/19/21 (a)(c)	18,119	—
		19,011
Total Rights (Cost $–)		41,093

Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (h)	71,947	71,947
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (h)	2,132,274	2,132,274
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (h)	35,905	35,905
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (h)	286,295	286,295
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (h)	1,287,239	1,287,239
Total Collateral for Securities Loaned (Cost $3,813,660)		3,813,660

Total Investments (Cost $220,001,037) — 100.9%		243,735,469
Liabilities in excess of other assets — (0.9)%		(2,069,471)
NET ASSETS - 100.00%		$241,665,998

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2021
(Unaudited)

(c)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.6% of net assets.
(e)	All or a portion of this security has been segregated as collateral for derivative instruments.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,641,645 and amounted to 1.5% of net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	27	12/17/21	$1,731,389	$1,681,560	$(49,829)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(49,829)
	Total net unrealized appreciation (depreciation)				$(49,829)